 As filed with the Securities and Exchange Commission on November 5, 1999

                                         Securities Act File No. 333-88409
                                      Investment Company Act File No. 811-08217
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                --------------
                                   FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                --------------

                                             POST-EFFECTIVE AMENDMENT NO.   [_]
PRE-EFFECTIVE AMENDMENT NO. 1 [X]
                       (check appropriate box or boxes)

                                --------------
                   MuniHoldings New York Insured Fund, Inc.
            (Exact Name of Registrant as Specified in its Charter)

                                --------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                                --------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                                --------------

                                Terry K. Glenn
                   MuniHoldings New York Insured Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and address of agent for service)

                                --------------

                                  Copies to:

       Frank P. Bruno, Esq.              Michael J. Hennewinkel, Esq.
         Brown & Wood LLP            Merrill Lynch Asset Management, L.P.
      One World Trade Center                800 Scudders Mill Road
     New York, NY 10048-0557                 Plainsboro, NJ 08536

                                --------------

  Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
                                --------------

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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
                                                                              Proposed
                                                                Proposed      Maximum
                                                  Amount        Maximum      Aggregate    Amount of
                                                   Being     Offering Price   Offering   Registration
      Title of Securities Being Registered     Registered(1)  Per Unit(1)     Price(1)      Fee(3)
-----------------------------------------------------------------------------------------------------
Common Stock ($.10 par value)................   18,340,334       $13.87     $254,380,433   $70,718
-----------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series C.....      3,040       $25,000(2)   $76,000,000    $21,128
-----------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series D.....      2,120       $25,000(2)   $53,000,000    $14,734
-----------------------------------------------------------------------------------------------------
Auction Market Preferred Stock, Series E.....      2,000       $25,000(2)   $50,000,000    $13,900
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the filing fee.

(2) Represents the liquidation preference of a share of preferred stock after the reorganization.

(3) Previously paid by the Registrant in connection with the initial filing of the Registration Statement on October 4, 1999.
                                --------------

  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

-------------------------------------------------------------------------------
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

                   MUNIHOLDINGS NEW YORK INSURED FUND, INC.
                       MUNIHOLDINGS NEW YORK FUND, INC.
                  MUNIHOLDINGS NEW YORK INSURED FUND II, INC.
                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011

                               ----------------

                   NOTICE OF ANNUAL MEETINGS OF STOCKHOLDERS

                               ----------------

                        TO BE HELD ON DECEMBER 15, 1999

TO THE STOCKHOLDERS OF
 MUNIHOLDINGS NEW YORK INSURED FUND, INC.
 MUNIHOLDINGS NEW YORK FUND, INC.
 MUNIHOLDINGS NEW YORK INSURED FUND II, INC.
 MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

  NOTICE IS HEREBY GIVEN that the annual meetings of stockholders (the "Meetings") of MuniHoldings New York Insured Fund, Inc. ("New York Insured"), MuniHoldings New York Fund, Inc. ("New York Fund"), MuniHoldings New York Insured Fund II, Inc. ("New York Insured II") and MuniHoldings New York Insured Fund III, Inc. ("New York Insured III") will be held at the offices of Merrill Lynch Asset Management, L.P., 800 Scudders Mill Road, Plainsboro, New Jersey on Wednesday, December 15, 1999 at 12:45 p.m. Eastern time (for New York Fund), 1:00 p.m. Eastern time (for New York Insured), 1:15 p.m. Eastern time (for New York Insured II) and 1:30 p.m. Eastern time (for New York Insured III) for the following purposes:

    (1) To approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan of Reorganization") contemplating (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of New York Fund by New York Insured, in exchange solely for an equal aggregate value of newly-issued shares of Common Stock of New York Insured ("New York Insured Common Stock") and shares of a newly-created series of Auction Market Preferred Stock ("AMPS") of New York Insured to be designated Series C ("New York Insured Series C AMPS") and the distribution by New York Fund of such New York Insured Common Stock to the holders of Common Stock of New York Fund and such New York Insured Series C AMPS to the holders of Series A and Series B AMPS of New York Fund; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of New York Insured II by New York Insured, in exchange solely for an equal aggregate value of newly-issued shares of New York Insured Common Stock and shares of a newly-created series of AMPS of New York Insured to be designated Series D ("New York Insured Series D AMPS") and the distribution by New York Insured II of such New York Insured Common Stock to the holders of Common Stock of New York Insured II and such New York Insured Series D AMPS to the holders of Series A and Series B AMPS of New York Insured II; and (iii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of New York Insured III by New York Insured, in exchange solely for an equal aggregate value of newly-issued shares of New York Insured Common Stock and shares of a newly-created series of AMPS of New York Insured to be designated Series E ("New York Insured Series E AMPS") and the distribution by New York Insured III of such New York Insured Common Stock to the holders of Common Stock of New York Insured III and such New York Insured Series E AMPS to the holders of Series A AMPS of New York Insured III. A vote in favor of this proposal also will constitute a vote in favor of the liquidation and dissolution of each of New York Fund, New York Insured II and New York Insured III and the termination of their respective registration under the Investment Company Act of 1940;

    (2) To elect a Board of Directors of each of New York Insured, New York Fund, New York Insured II and New York Insured III to serve for the ensuing year;

    (3) (a) For the stockholders of New York Insured and New York Fund only:
  To consider and act upon a proposal to ratify the selection of Deloitte & Touche LLP to serve as independent auditors of each of New York Insured and New York Fund for the respective Fund's current fiscal year; and

  (b) For the stockholders of New York Insured II and New York Insured III only: To consider and act upon a proposal to ratify the selection of Ernst & Young LLP to serve as independent auditors of each of New York Insured II and New York Insured III for the respective Fund's current fiscal year; and

    (4) To transact such other business as properly may come before the Meetings or any adjournment thereof.

  The Boards of Directors of New York Insured, New York Fund, New York Insured II and New York Insured III have fixed the close of business on October 20, 1999 as the record date for the determination of stockholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof.

  A complete list of the stockholders of New York Insured, New York Fund, New York Insured II and New York Insured III entitled to vote at the Meetings will be available and open to the examination of any stockholder of New York Insured, New York Fund, New York Insured II or New York Insured III, respectively, for any purpose germane to the Meetings during ordinary business hours from and after December 1, 1999, at the offices of New York Insured, 800 Scudders Mill Road, Plainsboro, New Jersey.

  You are cordially invited to attend the Meetings. Stockholders who do not expect to attend the Meetings in person are requested to complete, date and sign the enclosed form of proxy applicable to their fund and return it promptly in the envelope provided for that purpose. The enclosed proxy is being solicited on behalf of the Board of Directors of New York Insured, New York Fund, New York Insured II or New York Insured III, as applicable.

                                          By Order of the Boards of Directors

                                          William E. Zitelli, Jr.
                                          Secretary of MuniHoldings
                                           New York Insured Fund, Inc.

                                          Alice A. Pellegrino
                                          Secretary of MuniHoldings New York
                                           Fund, Inc.,
                                           MuniHoldings New York Insured Fund
                                           II, Inc.
                                           and MuniHoldings New York Insured
                                           Fund III, Inc.

Plainsboro, New Jersey

Dated: November 5, 1999

                        PROXY STATEMENT AND PROSPECTUS
                   MUNIHOLDINGS NEW YORK INSURED FUND, INC.
                       MUNIHOLDINGS NEW YORK FUND, INC.
                  MUNIHOLDINGS NEW YORK INSURED FUND II, INC.
                 MUNIHOLDINGS NEW YORK INSURED FUND III, INC.
                P.O. Box 9011, Princeton, New Jersey 08543-9011
                                (609) 282-2800

                               ----------------

                        ANNUAL MEETINGS OF STOCKHOLDERS

                               ----------------

                               DECEMBER 15, 1999

  This Joint Proxy Statement and Prospectus is furnished to you as a stockholder of one of the funds listed above. An Annual Meeting of the stockholders of each of these funds will be held on December 15, 1999 to consider several items that are listed below and discussed in greater detail elsewhere in this Proxy Statement and Prospectus. The Board of Directors of each of the funds is requesting its stockholders to submit a proxy to be used at the Annual Meeting to vote the shares held by the stockholder submitting the proxy.

  The proposals to be considered at the Annual Meetings are:

  1. To approve or disapprove an Agreement and Plan of Reorganization among the funds;

  2. To elect a Board of Directors for each of the funds;

  3. To ratify the selection of the independent auditors of each of the funds; and

  4. To transact such other business as may properly come before the Annual Meetings or any adjournment thereof.

  The Agreement and Plan of Reorganization that you are being asked to consider involves a transaction that will be referred to in this Proxy Statement and Prospectus as the Reorganization. The Reorganization involves the combination of four funds into one. The four funds are:

    MuniHoldings New York Insured Fund, Inc. ("New York Insured"), which will be the surviving fund

    MuniHoldings New York Fund, Inc. ("New York Fund")

    Muni Holdings New York Insured Fund II, Inc. ("New York Insured II")

    MuniHoldings New York Insured Fund III, Inc. ("New York Insured III")

  New York Fund, New York Insured II and New York Insured III are sometimes referred to herein collectively as the "Acquired Funds" and, together with New York Insured, as the "Funds."

                                                       (continued on next page)

   THE SECURITIES  AND EXCHANGE COMMISSION HAS NOT APPROVED  OR DISAPPROVED
       THESE  SECURITIES OR  PASSED  UPON THE  ADEQUACY  OF THIS  PROXY
           STATEMENT  AND  PROSPECTUS.  ANY REPRESENTATION  TO  THE
               CONTRARY IS A CRIMINAL OFFENSE.

  This Proxy Statement and Prospectus serves as a prospectus of New York Insured in connection with the issuance of New York Insured Common Stock and three newly-created series of New York Insured AMPS in the Reorganization.

  This Proxy Statement and Prospectus sets forth information about New York Insured, New York Fund, New York Insured II and New York Insured III that stockholders of the Funds should know before considering the Reorganization and should be retained for future reference. Each of the Funds has authorized the solicitation of proxies in connection with the Reorganization solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

  The address of the principal executive offices of New York Insured, New York Fund, New York Insured II and New York Insured III is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and the telephone number is (609) 282-2800.

   The date of this Proxy Statement and Prospectus is November 5, 1999.

  In the Reorganization, New York Insured will acquire substantially all of the assets and assume substantially all of the liabilities of each of the Acquired Funds solely in exchange for shares of its Common Stock, par value $.10 per share, and shares of newly-created series of its Auction Market Preferred Stock ("AMPS"), with a par value of $.10 per share and a liquidation preference of $25,000 per share. The Acquired Funds will distribute the Common Stock and AMPS of New York Insured received in the Reorganization to their respective stockholders and will then liquidate and dissolve and terminate their registration under the Investment Company Act. New York Insured will continue to operate as a registered closed-end investment company with the investment objective and policies described in this Proxy Statement and Prospectus.

  In the Reorganization, New York Insured will issue shares of its Common Stock and AMPS to each of the Acquired Funds based on the value of the assets transferred to New York Insured by that Acquired Fund. These shares will then be distributed by each Acquired Fund to its stockholders based on the value of the shares held by each stockholder just prior to the Reorganization. A holder of Common Stock of an Acquired Fund will receive Common Stock of New York Insured and a holder of AMPS of an Acquired Fund will receive shares of one of the newly-created series of AMPS of New York Insured.

  The Common Stock of each of the Funds is listed on the New York Stock Exchange (the "NYSE") under the symbols "MHN" (New York Insured), "MUN" (New York Fund), "MNU" (New York Insured II) and "MNK" (New York Insured III). Subsequent to the Reorganization, shares of New York Insured Common Stock will continue to be listed on the NYSE under the symbol "MHN." Reports, proxy materials and other information concerning any of the Funds may be inspected at the offices of the NYSE, 20 Broad Street, New York, New York 10005.

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
INTRODUCTION..............................................................   5
ITEM 1. THE REORGANIZATION................................................   6
  SUMMARY ................................................................   6
  RISK FACTORS AND SPECIAL CONSIDERATIONS ................................  16
    New York Municipal Bonds..............................................  16
    Interest Rate and Credit Risk.........................................  17
    Non-diversification...................................................  17
    Rating Categories.....................................................  17
    Private Activity Bonds................................................  17
    Portfolio Insurance...................................................  17
    Leverage..............................................................  17
    Portfolio Management..................................................  18
    Inverse Floating Obligations..........................................  19
    Options and Futures Transactions......................................  19
    Antitakeover Provisions...............................................  19
    Ratings Considerations................................................  19
  COMPARISON OF THE FUNDS.................................................  20
    Financial Highlights..................................................  20
    Investment Objective and Policies.....................................  27
    Portfolio Insurance...................................................  29
    Description of New York Municipal Bonds and Municipal Bonds...........  31
    Special Considerations Relating to New York Municipal Bonds...........  32
    Other Investment Policies.............................................  32
    Information Regarding Options and Futures Transactions................  34
    Investment Restrictions...............................................  37
    Rating Agency Guidelines..............................................  38
    Portfolio Composition.................................................  39
    Portfolio Transactions................................................  41
    Portfolio Turnover....................................................  42
    Net Asset Value.......................................................  42
    Capital Stock.........................................................  43
    Management of the Funds...............................................  45
    Code of Ethics........................................................  47
    Voting Rights.........................................................  47
    Stockholder Inquiries.................................................  48
    Dividends and Distributions...........................................  48
    Automatic Dividend Reinvestment Plan..................................  49
    Mutual Fund Investment Option.........................................  51
    Liquidation Rights of Holders of AMPS.................................  51
    Tax Rules Applicable to the Funds and their Stockholders..............  52
  AGREEMENT AND PLAN OF REORGANIZATION....................................  56
    General...............................................................  56
    Procedure.............................................................  57
    Terms of the Agreement and Plan of Reorganization.....................  58
    Potential Benefits to Common Stockholders of The Funds as a Result of
     The Reorganization...................................................  60
    Surrender and Exchange of Stock Certificates..........................  61
    Tax Consequences of the Reorganization................................  62
    Capitalization........................................................  64

                                                                          Page
                                                                          -----
ITEM 2. ELECTION OF DIRECTORS............................................    65
  To Be Elected by Stockholders of New York Insured......................    65
  To Be Elected by Holders of Shares of Common Stock and AMPS of Each of
   the Acquired Funds....................................................    67
  Committee and Board Meetings...........................................    68
  Compliance with Section 16(a) of the Securities Exchange Act of 1934...    68
  Interested Persons.....................................................    68
  Compensation of Directors..............................................    68
  Officers of the Funds..................................................    68
ITEM 3. SELECTION OF INDEPENDENT AUDITORS................................    69
INFORMATION CONCERNING THE ANNUAL MEETINGS...............................    69
  Date, Time and Place of Meetings.......................................    69
  Solicitation, Revocation and Use of Proxies............................    69
  Record Date and Outstanding Shares.....................................    70
  Security Ownership of Certain Beneficial Owners and Management.........    70
  Voting Rights and Required Vote........................................    70
  Appraisal Rights.......................................................    71
ADDITIONAL INFORMATION...................................................    72
  Year 2000 Issues.......................................................    73
CUSTODIAN................................................................    73
TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR..................    73
LEGAL PROCEEDINGS........................................................    74
LEGAL OPINIONS...........................................................    74
EXPERTS..................................................................    74
STOCKHOLDER PROPOSALS....................................................    74
INDEX TO FINANCIAL STATEMENTS............................................   F-1
EXHIBIT IINFORMATION PERTAINING TO EACH FUND.............................   I-1
EXHIBIT IIAGREEMENT AND PLAN OF REORGANIZATION...........................  II-1
EXHIBIT IIIECONOMIC AND OTHER CONDITIONS IN NEW YORK..................... III-1
EXHIBIT IVRATINGS OF MUNICIPAL BONDS ....................................  IV-1
EXHIBIT VPORTFOLIO INSURANCE.............................................   V-1

                                 INTRODUCTION

  This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Boards of Directors of New York Insured, New York Fund, New York Insured II and New York Insured III for use at the Meetings to be held at the offices of Merrill Lynch Asset Management, L.P. ("MLAM"), 800 Scudders Mill Road, Plainsboro, New Jersey on December 15, 1999, at the time specified for each Fund in Exhibit I to this Proxy Statement and Prospectus. The mailing address for each of the Funds is P.O. Box 9011, Princeton, New Jersey 08543-9011. The approximate mailing date of this Proxy Statement and Prospectus is November 12, 1999.

  Any person giving a proxy may revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of New York Insured, New York Fund, New York Insured II or New York Insured III, as applicable, at the address indicated above or by voting in person at the appropriate Meeting. All properly executed proxies received prior to the Meetings will be voted at the Meetings in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, proxies will be voted "FOR" each of the following Items: (1) to approve the Agreement and Plan of Reorganization among New York Insured, New York Fund, New York Insured II and New York Insured III (the "Agreement and Plan of Reorganization"); (2) to elect a Board of Directors of each Fund to serve for the ensuing year; and (3) to ratify the selection of independent auditors for each of the Funds for its current fiscal year.

  With respect to Item 1, assuming a quorum is present at the Meetings, approval of the Agreement and Plan of Reorganization will require the affirmative vote of stockholders representing (i) a majority of the outstanding shares of New York Insured Common Stock and New York Insured AMPS, voting together as a single class, and a majority of the outstanding shares of New York Insured AMPS, Series A and B, voting together as a single class, (ii) a majority of the outstanding shares of New York Fund Common Stock and New York Fund AMPS, voting together as a single class, and a majority of the outstanding shares of New York Fund AMPS, Series A and B, voting together as a single class, (iii) a majority of the outstanding shares of New York Insured II Common Stock and New York Insured II AMPS, voting together as a single class, and a majority of the outstanding shares of New York Insured II AMPS, Series A and B, voting together as a single class and (iv) a majority of the outstanding shares of New York Insured III Common Stock and New York Insured III AMPS, voting together as a single class, and a majority of the outstanding shares of New York Insured III AMPS, Series A, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by stockholders of all four Funds, the Reorganization will not take place if stockholders of any one Fund do not approve the Agreement and Plan of Reorganization.

  With respect to Item 2, holders of shares of AMPS of each of the Funds are entitled to elect two Directors of that Fund, and holders of shares of AMPS and Common Stock, voting together as a single class, are entitled to elect the remaining Directors of that Fund. Assuming a quorum is present at the Meetings, election of the two Directors of each Fund to be elected by the holders of AMPS, voting separately as a class, will require the affirmative vote of a plurality of the votes cast by the holders of shares of a Fund's AMPS, represented at the Meeting and entitled to vote; and election of the remaining Directors of each Fund will require the affirmative vote of a plurality of the votes cast by the holders of shares of that Fund's Common Stock and AMPS, represented at the Meeting and entitled to vote, voting together as a single class. A "plurality of the votes cast" means the candidate must receive more votes than any other candidate for the same position, but not necessarily a majority of votes cast.

  With respect to Item 3, assuming a quorum is present at the Meetings, approval of the ratification of the selection of independent auditors of a Fund will require the affirmative vote of a majority of the votes cast by the holders of shares of Common Stock and AMPS of that Fund represented at the Meeting in person or by proxy, and entitled to vote, voting together as a single class.

  The Board of Directors of each of the Funds has fixed the close of business on October 20, 1999 as the record date (the "Record Date") for the determination of stockholders entitled to notice of, and to vote at, the Meetings or any adjournment thereof. Stockholders on the Record Date will be entitled to one vote for each share held, with no shares having cumulative voting rights. At the Record Date, each Fund had outstanding the number of shares of Common Stock and AMPS indicated in Exhibit I. To the knowledge of the management of each of the Funds, no person owned beneficially more than 5% of the respective outstanding shares of either class of capital stock of any Fund at the Record Date.

  The Boards of Directors of the Funds know of no business other than that discussed in Items 1, 2, and 3 above that will be presented for consideration at the Meetings. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

                          ITEM 1. THE REORGANIZATION

SUMMARY

  The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the Agreement and Plan of Reorganization attached hereto as Exhibit II.

  In this Proxy Statement and Prospectus, the term "Reorganization" refers collectively to (i) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of New York Fund by New York Insured and the subsequent distribution of New York Insured Common Stock and New York Insured Series C AMPS to the holders of New York Fund Common Stock and New York Fund AMPS, Series A and Series B, respectively; (ii) the acquisition of substantially all of the assets and the assumption of substantially all of the liabilities of New York Insured II by New York Insured and the subsequent distribution of New York Insured Common Stock and New York Insured Series D AMPS to the holders of New York Insured II Common Stock and New York Insured II AMPS, Series A and Series B, respectively; (iii) the acquisition of substantially all of the assets and the assumption of substantially all the liabilities of New York Insured III by New York Insured and the subsequent distribution of New York Insured Common Stock and New York Insured Series E AMPS to the holders of New York Insured III Common Stock and New York Insured III AMPS, Series A, respectively; and (IV) the subsequent deregistration and dissolution of each of New York Fund, New York Insured II and New York Insured III.

  At meetings of the Boards of Directors of each of the Funds, the Board of Directors of each of the Funds unanimously approved the Reorganization. Subject to obtaining the necessary approvals from the stockholders of each of the Funds, the Board of Directors of each Acquired Fund also deemed advisable the deregistration of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and its dissolution under the laws of the State of Maryland. The Reorganization requires approval of the stockholders of each of the four Funds. The Reorganization will not take place if the stockholders of any one Fund do not approve the Agreement and the Plan of Reorganization.

  Each of the Funds seeks to provide stockholders with current income exempt from Federal income tax and New York State and New York City personal income taxes. Each of the Funds seeks to achieve its investment objective by investing primarily in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income tax and New York State and New York City personal income taxes. With the exception of New York Fund, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. Unlike the other Funds, New York Fund is not required to invest in municipal obligations that are covered by insurance and may invest up to 10% of its assets in non-investment grade obligations.

  Each of the Funds is a non-diversified, leveraged, closed-end management investment company registered under the Investment Company Act. If the stockholders of the Funds approve the Reorganization, (i) New York Insured Common Stock and New York Insured Series C AMPS will be issued to New York Fund in exchange for the assets of New York Fund; (ii) New York Insured Common Stock and New York Insured Series D AMPS will be issued to New York Insured II in exchange for the assets of New York Insured II; (iii) New York Insured Common Stock and New York Insured Series E AMPS will be issued to New York Insured III in exchange for the assets of New York Insured III; and (iv) New York Fund, New York Insured II and New York Insured III will distribute these shares to their respective stockholders as provided in the Agreement and Plan of Reorganization. After the Reorganization, each of New York Fund, New York Insured II and New York Insured III will terminate its registration under the Investment Company Act and its incorporation under Maryland law.

  Based upon their evaluation of all relevant information, the Directors of each of the Funds have determined that the Reorganization will potentially benefit the holders of Common Stock of that Fund. Specifically, after the Reorganization, stockholders of each of the Acquired Funds will remain invested in a closed-end fund with an investment objective and policies substantially similar to the Acquired Fund's investment objective and policies and that uses substantially the same management personnel. In addition, it is anticipated that common stockholders of each of the Funds will be subject to a reduced overall operating expense ratio based on the anticipated pro forma combined total operating expenses and the total combined assets of the surviving fund after the Reorganization. The Boards also considered the relative tax positions of the Funds' portfolios. It is not anticipated that the Reorganization will directly benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of any series of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

  If all of the requisite approvals are obtained, it is anticipated that the Reorganization will occur as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the Internal Revenue Service (the "IRS") concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect. Under the Agreement and Plan of Reorganization, however, the Board of Directors of any Fund may cause the Reorganization to be postponed or abandoned in certain circumstances should such Board determine that it is in the best interests of the stockholders of that Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned, whether before or after approval by the Funds' stockholders, at any time prior to the Exchange Date (as defined below), (i) by mutual consent of the Boards of Directors of all of the Funds or (ii) by the Board of Directors of any Fund if any condition to that Fund's obligations has not been fulfilled or waived by such Fund's Board of Directors.

       Pro Forma Fee Table for Common Stockholders of New York Insured,
         New York Fund, New York Insured II, New York Insured III and

      Pro Forma New York Insured as of June 30, 1999 (Unaudited)(a)

                                             Actual
                            ------------------------------------------ Pro Forma
                            New York  New York   New York   New York   New York
                            Insured     Fund    Insured II Insured III  Insured
                            --------  --------  ---------- ----------- ---------
Common Stockholder
 Transaction Expenses
Maximum Sales Load (as a
 percentage of offering
 price)...................    None(b)   None(b)    None(b)    None(b)    None(c)
Dividend Reinvestment Plan
 Fees.....................    None      None       None       None       None
Annual Expenses (as a
 percentage of net assets
 attributable to Common
 Stock at June 30,
 1999)(d).................
Investment Advisory
 Fees(e)..................    0.91%     0.94%      0.94%      0.96%      0.93%
Interest Payments on
 Borrowed Funds...........    None      None       None       None       None
Other Expenses............    0.36%     0.44%      0.50%      0.51%      0.30%
                              ----      ----       ----       ----       ----
Total Annual Expenses (e).    1.27%     1.38%      1.44%      1.47%      1.23%
                              ====      ====       ====       ====       ====

--------
(a) No information is presented with respect to AMPS because no Fund's operating expenses or expenses of the Reorganization will be borne by the holders of AMPS of any of the Funds. Generally, AMPS are sold at a fixed liquidation preference of $25,000 per share and investment return is set at an auction.
(b) Shares of Common Stock purchased in the secondary market may be subject to brokerage commissions or other charges.
(c) No sales load will be charged on the issuance of shares in the Reorganization. Shares of Common Stock are not available for purchase from the Funds but may be purchased through a broker-dealer subject to individually negotiated commission rates.

(d) The annual operating expenses for pro forma New York Insured are projections for a 12-month period.

(e) Based on net assets of each Fund and pro forma New York Insured, excluding assets attributable to AMPS. If assets attributable to AMPS are included, the Investment Advisory Fee for each Fund and pro forma New York Insured would be 0.55% and the Total Annual Expenses would be 0.77%, 0.81%, 0.85%, 0.85% and 0.72%, respectively.

Example:

              Cumulative Expenses Paid on Shares of Common Stock
                          for the Periods Indicated:

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
An investor would pay the following expenses
 on a $1,000 investment, assuming (1) the
 operating expense ratio for each Fund (as a
 percentage of net assets attributable to
 Common Stock) set forth in the table above
 and (2) a 5% annual return throughout the
 period:
New York Insured..............................  $13     $40     $70     $153
New York Fund.................................   14      44      76      166
New York Insured II...........................   15      46      79      172
New York Insured III..........................   15      46      80      176
Pro Forma New York Insured*...................   13      39      68      149

--------
* Assumes that the Reorganization had taken place on June 30, 1999.

  The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a common stockholder of each of the Funds will bear directly or indirectly as compared to the costs and expenses that would be borne by such investors taking into account the Reorganization. The Example set forth above assumes that shares of Common Stock were purchased in the initial offerings and the reinvestment of all dividends and distributions and uses a 5% annual rate of return as mandated by Securities and Exchange Commission (the "SEC") regulations. The Example should not be considered a representation of past or future expenses or annual rates of return. Actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example. See "Comparison of the Funds" and "The Reorganization--Potential Benefits to Common Stockholders of the Funds as a Result of the Reorganization."

Business of New York Insured...
                                 New York Insured was incorporated under the laws of the State of Maryland on April 24, 1997 and commenced operations on September 19, 1997. New York Insured is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide stockholders with current income exempt from Federal income tax and New York State and New York City personal income taxes. New York Insured seeks to achieve its investment objective by investing primarily in a portfolio of long-term investment grade obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from Federal income taxes and New York State and New York City personal income taxes ("New York Municipal Bonds"). Under normal circumstances, at least 80% of New York Insured's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term New York Municipal Bonds and other long-term Municipal obligations exempt from Federal but not New York State and New York City personal income taxes ("Municipal Bonds") with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 25.36 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon the assessment of Fund Asset Management, L.P. ("FAM"), the Fund's investment adviser, of economic and market conditions. See "Comparison of the Funds--Investment Objectives and Policies."

                                 New York Insured has outstanding Common Stock and two series of AMPS, designated Series A and Series B, which shall be referred to herein collectively as "New York Insured AMPS." As of September 30, 1999, New York Insured had net assets of $230,196,178.

Business of New York Fund......  New York Fund was incorporated under the laws of the State of Maryland on December 4, 1997 and commenced operations on February 27, 1998. New York Fund is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide stockholders with current income exempt from Federal income tax and New York State and New York City personal income taxes. New York Fund seeks to achieve its objective by investing primarily in a portfolio of New

                                 York Municipal Bonds. Unlike the other Funds, New York Fund is not required to invest in municipal obligations that are covered by insurance and may invest up to 10% of its assets in non-investment grade obligations. The Fund intends to invest primarily in long-term New York Municipal Bonds and Municipal Bonds with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 24.35 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon FAM's assessment of economic and market conditions. See "Comparison of the Funds-- Investment Objectives and Policies."

                                 New York Fund has outstanding Common Stock and two series of AMPS, designated Series A and Series B, which shall be referred to herein collectively as "New York Fund AMPS." As of September 30, 1999, New York Fund had net assets of $175,338,840.

Business of New York Insured
II.............................  New York Insured II was incorporated under the laws of the State of Maryland on June 8, 1998 and commenced operations on October 1, 1998. New York Insured II is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide stockholders with current income exempt from Federal income taxes and New York State and New York City personal income taxes. New York Insured II seeks to achieve its investment objective by investing primarily in a portfolio of New York Municipal Bonds. Under normal circumstances, at least 80% of New York Insured II's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term New York Municipal Bonds and Municipal Bonds with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was
                                 26.78 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon FAM's assessment of economic and market conditions. See "Comparison of the Funds-- Investment Objectives and Policies."

                                 New York Insured II has outstanding Common
                                 Stock and two series of AMPS, designated
                                 Series A and Series B, which shall be
                                 referred to herein collectively as "New York
                                 Insured II AMPS." As of September 30, 1999,
                                 New York Insured II had net assets of
                                 $121,125,566.

Business of New York Insured     New York Insured III was incorporated under
III............................  the laws of the State of Maryland on November
                                 23, 1998 and commenced operations on January
                                 29, 1999. New York Insured III is a non-diversified, leveraged, closed-end management investment company whose investment objective is to provide stockholders with current income exempt from Federal income taxes and New York State and New York City personal income taxes. New York

                                 Insured III seeks to achieve its investment objective by investing primarily in a portfolio of New York Municipal Bonds. Under normal circumstances, at least 80% of New York Insured III's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. The Fund intends to invest primarily in long-term New York Municipal Bonds and Municipal Bonds with a maturity of more than ten years. The weighted average maturity of the Fund's portfolio was 26.68 years as of September 30, 1999. The average maturity of the Fund's portfolio securities, and therefore the Fund's portfolio as a whole, will vary based upon FAM's assessment of economic and market conditions. See "Comparison of the Funds--Investment Objectives and Policies."

                                 New York Insured III has outstanding Common
                                 Stock and one series of AMPS, designated
                                 Series A (the "New York Insured III AMPS").
                                 As of September 30, 1999, New York Insured
                                 III had net assets of $111,435,447

Comparison of the Funds........
                                 Investment Objectives and Policies. The Funds have substantially similar investment objectives and policies. All four Funds seek to provide stockholders (including holders of AMPS) with current income exempt from Federal income tax and New York State and New York City personal income taxes and seek to achieve this objective by investing primarily in a portfolio of New York Municipal Bonds. The Funds intend to invest substantially all (at least 80%) of their respective assets in New York Municipal Bonds except when there is an insufficient supply of New York Municipal Bonds at appropriate prices. When this is the case, the Funds may purchase Municipal Bonds. The Fund will, under normal circumstances, maintain at least 65% of its assets in New York Municipal Bonds and at least 80% of its assets in New York Municipal Bonds and Municipal Bonds. The policies of New York Fund, however, differ from the policies of the other Funds in two respects: New York Fund is not subject to the requirement that 80% of its assets be invested in municipal obligations covered by insurance and New York Fund may invest up to 10% of its assets in non-investment grade obligations. The other Funds may not invest any of their assets in non-investment grade obligations.
                                 See "Comparison of the Funds--Investment
                                 Objectives and Policies."

                                 Capital Stock. Each Fund has outstanding both Common Stock and AMPS. The Common Stock of each of the Funds is traded on the NYSE. As of September 30, 1999, (i) the net asset value per share of New York Insured Common Stock was $13.81 and the market price per share was $13.8125; (ii) the net asset value per share of New York Fund Common Stock was $13.10 and the market price per share was $13.125; (iii) the net asset value per share of New York Insured II Common Stock was $12.16 and the market price per share was $12.125; and (iv) the net asset value per share of New York Insured III Common Stock was $12.22 and the market price per share was $13.25. The AMPS of each of the Funds have a liquidation preference of $25,000 per share and are sold principally at auctions. See "Comparison of the Funds-- Capital Stock."

                                 Auctions generally have been held and will be held every seven days for each series of AMPS of each of the Funds unless the applicable Fund elects, subject to certain limitations, to have a special dividend period. In connection with the Reorganization, a holder of AMPS of an Acquired Fund may receive New York Insured AMPS with a dividend payment date and an auction date that fall on a day of the week that is different from the schedule of the AMPS of the Acquired Fund that he or she holds. See "Comparison of the Funds--Capital Stock." The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.

                                                                  Dividend
                      Auction Date            Fund         Series   Rate
                      ------------    -------------------- ------ --------
                    October 21, 1999  New York Insured        A    3.44%
                    October 22, 1999  New York Insured        B    3.50%
                    October 18, 1999  New York Fund           A    3.50%
                    October 19, 1999  New York Fund           B    3.30%
                    October 14, 1999  New York Insured II     A    3.50%
                    October 15, 1999  New York Insured II     B    3.34%
                    October 19, 1999  New York Insured III    A    3.45%

                                 Advisory Fees. The investment adviser for each of the Funds is FAM. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The Asset Management Group of Merrill Lynch & Co. ("ML & Co.") (which includes FAM) acts as investment adviser for over 100 registered investment companies and also offers portfolio management and portfolio analysis services to individuals and institutional accounts.

                                 FAM is responsible for the management of each Fund's investment portfolio and for providing administrative services to each Fund. Robert
                                 A. DiMella and Roberto W. Roffo serve as the portfolio managers for New York Insured II and New York Insured III; Robert A. DiMella and Robert D. Sneeden serve as the portfolio managers for New York Insured and New York Fund. After the Reorganization, Messrs. DiMella and Sneeden will serve as portfolio managers of the combined fund.

                                 Pursuant to separate investment advisory agreements between each Fund and FAM, each Fund pays FAM a monthly fee at the annual rate of 0.55% of such Fund's average weekly net assets, including assets acquired from the sale of AMPS. Subsequent to the Reorganization, FAM will continue to receive compensation at the rate of 0.55% of the average weekly net assets, including assets acquired from the sale of AMPS, of the combined fund. See "Comparison of the Funds--Management of the Funds."

                                 Other Significant Fees. The Bank of New York is the custodian, transfer agent, dividend disbursing agent and registrar for the Common Stock of New York Insured, New York Fund and New York Insured III. State Street Bank and Trust Company is the custodian, transfer agent, dividend disbursing agent and registrar for the Common Stock of New York Insured II. The Bank of New York is the transfer agent, dividend disbursing agent, registrar and auction agent for each Fund's AMPS. The principal business addresses are as follows: The Bank of New York, 90 Washington Street, New York, New York 10286 (for its custodial services) and 101 Barclay Street, New York, New York 10286 (for its transfer and auction agency services); and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. See "Comparison of the Funds--Management of the Funds."

                                 Overall Expense Ratio. As of June 30, 1999, the overall annualized operating expense ratio for New York Insured was 1.27%, based on net assets of approximately $145.1 million excluding AMPS, and 0.77%, based on net assets of approximately $240.1 million including AMPS; the overall annualized operating expense ratio for New York Fund was 1.38%, based on net assets of approximately $107.2 million excluding AMPS, and 0.81%, based on net assets of approximately $183.2 million including AMPS; the overall annualized operating expense ratio for New York Insured II was 1.44%, based on net assets of approximately $74.8 million excluding AMPS, and 0.85%, based on net assets of approximately $127.8 million including AMPS; and the overall annualized operating expense ratio for New York Insured III was 1.47%, based on net assets of approximately $67.8 million excluding AMPS, and 0.85%, based on net assets of approximately $117.8 million including AMPS. If the Reorganization had taken place on June 30, 1999, the estimated annualized operating expense ratio for pro forma New York Insured would have been 1.23%, based on net assets of approximately $394.8 million excluding AMPS, and 0.72%, based on net assets of approximately $668.8 million including AMPS.

                                 Purchases and Sales of Common Stock and
                                 AMPS. Purchase and sale procedures for the Common Stock of each of the Funds are identical, and investors typically purchase and sell shares of Common Stock of the Funds through a registered broker-dealer on the NYSE, thereby incurring a brokerage commission set by the broker-dealer. Alternatively, investors may purchase or sell shares of Common Stock of the Funds through privately negotiated transactions with existing stockholders.

                                 Purchase and sale procedures for the AMPS of each of the Funds also are identical. Such AMPS generally are purchased and sold at separate auctions conducted on a regular basis by The Bank of New York, as the auction agent for each Fund's AMPS (the "Auction Agent"). Unless otherwise permitted by the Funds, existing and potential holders of AMPS only may participate in auctions through their broker-dealers. Broker-dealers submit the orders of their respective customers who are existing and potential holders of AMPS to the Auction Agent. On or prior to each auction date for the AMPS (the business day next preceding the first day of each dividend period), each holder may submit orders to buy, sell or hold AMPS to its broker-dealer. Outside of these auctions, shares of AMPS may be purchased or sold through broker-dealers for the AMPS in a secondary trading market maintained by the broker-dealers. However, there can be no assurance that a secondary market will develop or if it does develop, that it will provide holders with a liquid trading market for the AMPS of any of the Funds.

                                 Ratings of AMPS. The AMPS of each Fund have each been assigned a rating of AAA from Standard & Poor's ("S&P") and "aaa" from Moody's Investors Service, Inc. ("Moody's"). See "Comparison of the Funds--Rating Agency Guidelines."

                                 Portfolio Insurance. With the exception of New York Fund, each of the other Funds has a similar policy with respect to obtaining insurance for portfolio securities. Under normal circumstances, at least 80% of each Fund's assets will be invested in municipal obligations either (i) insured under an insurance policy purchased by the Fund or
                                 (ii) insured under an insurance policy
                                 obtained by the issuer thereof or any other party. New York Fund has no policy with respect to maintaining insurance on its portfolio. See "Comparison of the Funds-- Investment Objectives and Policies--Portfolio Insurance."

                                 Ratings of Municipal Obligations. With the exception of New York Fund, each of the Funds will invest only in municipal obligations that at the time of purchase are considered investment grade. New York Fund may invest up to 10% of its assets in non-investment grade municipal obligations. See Exhibit IV-- "Ratings of Municipal Bonds."

                                 Portfolio Transactions. The portfolio
                                 transactions in which the Funds may engage are similar, as are the procedures for such transactions. See "Comparison of the Funds-- Portfolio Transactions."

                                 Dividends and Distributions. The methods of dividend payment and distributions are similar for all of the Funds, both with respect to the Common Stock and the AMPS of each Fund. See "Comparison of the Funds-- Dividends and Distributions."

                                 Net Asset Value. The net asset value per share of Common Stock of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of the Fund is divided by the total number of shares of Common Stock of the Fund outstanding at such time. Expenses, including fees payable to FAM, are accrued daily. See "Comparison of the Funds--Net Asset Value."

                                 Voting Rights. The corresponding voting
                                 rights of the holders of shares of each
                                 Fund's Common Stock are substantially
                                 similar. Likewise, the corresponding voting rights of the holders of shares of each Fund's AMPS are substantially similar. See "Comparison of the Funds--Capital Stock."

                                 Stockholder Services. An automatic dividend reinvestment plan is available to holders of shares of each Fund's Common Stock. The plans are similar for the four Funds. See "Comparison of the Funds--Automatic Dividend Reinvestment Plan." Other stockholder services, including the provision of annual and semi-annual reports, are the same for the four Funds.

      Outstanding Securities of New York Insured, New York Fund, New York

       Insured II and New York Insured III as of September 30, 1999

                                                                   Amount
                                                                 Outstanding
                                             Amount Held By  Exclusive of Amount
                                  Amount    Fund for its Own  Shown in Previous
        Title of Class          Authorized      Account            Column
        --------------          ----------- ---------------- -------------------
New York Insured
  Common Stock................. 199,996,200       -0-             9,787,106
  AMPS
    Series A...................       1,900       -0-                 1,900
    Series B...................       1,900       -0-                 1,900
New York Fund
  Common Stock................. 199,996,960       -0-             7,580,698
  AMPS
    Series A...................       1,520       -0-                 1,520
    Series B...................       1,520       -0-                 1,520
New York Insured II
  Common Stock................. 199,997,880       -0-             5,601,930
  AMPS
    Series A...................       1,060       -0-                 1,060
    Series B...................       1,060       -0-                 1,060
New York Insured III
  Common Stock................. 199,998,000       -0-             5,026,212
  AMPS
    Series A...................       2,000       -0-                 2,000

                                 The Funds have jointly requested a private
Tax Considerations.............  letter ruling from the IRS with respect to the Reorganization to the effect that, among other things, no Fund will recognize gain or loss on the transaction and the stockholders of the Acquired Funds will not recognize gain or loss on the exchange of their shares for New York Insured Common Stock (except to the extent that a common stockholder in an Acquired Fund receives cash representing an interest in less than a full share of New York Insured Common Stock in the Reorganization) or New York Insured AMPS. The consummation of the Reorganization is subject to the receipt of such ruling or of an opinion of counsel to the same effect. The Reorganization will not affect the status of New York Insured as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Each of the Acquired Funds will liquidate pursuant to the Reorganization. See "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization."

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

  Since each of the four Funds invests primarily in a portfolio of New York Municipal Bonds, any risks inherent in such investments are equally applicable to all four Funds and will be similarly pertinent to the combined fund after the Reorganization. It is expected that the Reorganization itself will not adversely affect the rights of holders of shares of Common Stock or of any series of AMPS of any of the Funds or create additional risks.

New York Municipal Bonds

  Each of the Funds intends to invest the majority of its portfolio in New York Municipal Bonds. As a result, each Fund is more exposed to risks affecting issuers of New York Municipal Bonds than is a municipal bond fund that invests more widely. See "Comparison of the Funds--Special Considerations Relating to New York Municipal Bonds" and Exhibit III--"Economic and Other Conditions in New York."

Interest Rate and Credit Risk

  Each Fund invests in municipal bonds, which are subject to interest rate and credit risk. Interest rate risk is the risk that prices of municipal bonds generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. Credit risk is the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Non-diversification

  Each Fund is registered as a "non-diversified" investment company. This means that the Fund may invest a greater percentage of its assets in a single issuer than a diversified investment company. Since a Fund may invest a relatively high percentage of its assets in a limited number of issuers, the Fund may be more exposed to the effects of any single economic, political or regulatory occurrence than a more widely-diversified fund. Even as a non-diversified fund, each Fund must still meet the diversification requirements of applicable Federal income tax law.

Rating Categories

  The Funds intend to invest in municipal bonds that are rated investment grade by S&P, Moody's or Fitch IBCA, Inc. ("Fitch") or are considered by FAM to be of comparable quality. Obligations rated in the lowest investment grade category may have certain speculative characteristics. New York Fund may also invest up to 10% of its total assets in municipal bonds that are rated below investment grade or in unrated municipal bonds that FAM believes are of comparable quality. Although below-investment grade bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for New York Fund.

Private Activity Bonds

  Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds." These bonds may subject certain investors in a Fund to a Federal alternative minimum tax.

Portfolio Insurance

  Each of the Funds, other than New York Fund, is subject to certain investment restrictions imposed by guidelines of the insurance companies that issue portfolio insurance. The Funds do not believe these guidelines prevent FAM from managing the Funds' portfolios in accordance with the Funds' investment objective and policies. Investing in insured Municipal Bonds and New York Municipal Bonds may result in a Fund's having a lower yield than a fund that does not invest in insured bonds. FAM believes, however, that any such decrease in yield would not be material and would be offset by the lower overall operating expense ratio of the combined fund after the Reorganization.

Leverage

  Use of leverage, through the issuance of AMPS, involves certain risks to holders of Common Stock of each of the Funds. For example, each Fund's issuance of AMPS may result in higher volatility of the net asset value of its Common Stock and potentially more volatility in the market value of its Common Stock. In addition, changes in the short-term and medium-term dividend rates on, and the amount of taxable income allocable to, the AMPS will affect the yield to holders of Common Stock. Under certain circumstances, when a Fund is required to allocate taxable income to holders of AMPS, the Fund may be required to make an additional distribution to such holders in an amount approximately equal to the tax liability resulting from that allocation (an "Additional Distribution"). Leverage will allow holders of each Fund's Common Stock to realize a higher current rate of return than if the Fund were not leveraged as long as the Fund, while accounting for its costs and operating expenses, is able to realize a higher net return on its investment portfolio than the then-current dividend rate (and any Additional Distribution) paid on the AMPS. Similarly, since a pro rata portion of each Fund's net realized capital gains is generally payable to holders of the Fund's Common Stock, the use of leverage will increase the amount of such gains distributed to holders of the Fund's Common Stock. However, short-term, medium-term and long-term interest rates change from time to time as do their relationships to each other (i.e., the slope of the yield curve) depending upon such factors as supply and demand forces, monetary and tax policies and investor expectations. Changes in any or all of such factors could cause the relationship between short-term, medium-term and long-term rates to change (i.e., to flatten or to invert the slope of the yield curve) so that short-term and medium-term rates may substantially increase relative to the long-term obligations in which each Fund may be invested. To the extent that the current dividend rate (and any Additional Distribution) on the AMPS approaches the net return on a Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be decreased. If the current dividend rate (and any Additional Distribution) on the AMPS were to exceed the net return on a Fund's portfolio, holders of Common Stock would receive a lower rate of return than if the Fund were not leveraged. Similarly, since both the costs of issuing AMPS and any decline in the value of a Fund's investments (including investments purchased with the proceeds from any AMPS offering) will be borne entirely by holders of the Fund's Common Stock, the effect of leverage in a declining market would result in a greater decrease in net asset value to holders of Common Stock than if the Fund were not leveraged. If a Fund is liquidated, holders of that Fund's AMPS will be entitled to receive liquidating distributions before any distribution is made to holders of Common Stock of that Fund.

  In an extreme case, a decline in net asset value could affect each Fund's ability to pay dividends on its Common Stock. Failure to make such dividend payments could adversely affect the Fund's qualification as a RIC under the Federal tax laws. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders." However, each Fund intends to take all measures necessary to make Common Stock dividend payments. If a Fund's current investment income is ever insufficient to meet dividend payments on either the Common Stock or the AMPS, the Fund may have to liquidate certain of its investments. In addition, each Fund has the authority to redeem its AMPS for any reason and may redeem all or part of its AMPS under the following circumstances:

  . if the Fund anticipates that its leveraged capital structure will result in a lower rate of return for any significant amount of time to holders of the Common Stock than the Fund can obtain if the Common Stock were not leveraged,

  . if the asset coverage for the AMPS declines below 200%, either as a result of a decline in the value of the Fund's portfolio investments or as a result of the repurchase of Common Stock in tender offers or otherwise, or

  . in order to maintain the asset coverage established by Moody's and S&P in rating the AMPS.

Redemption of the AMPS or insufficient investment income to make dividend payments may reduce the net asset value of the Common Stock and require the Fund to liquidate a portion of its investments at a time when it may be disadvantageous to do so.

Portfolio Management

  The portfolio management strategies of the Funds are the same. In the event of an increase in short-term or medium-term rates or other change in market conditions to the point where a Fund's leverage could adversely affect holders of Common Stock as noted above, or in anticipation of such changes, each Fund may attempt to shorten the average maturity of its investment portfolio, which would tend to offset the negative impact of leverage on holders of its Common Stock. Each Fund also may attempt to reduce the degree to which it is leveraged by redeeming AMPS pursuant to the provisions of the Fund's Articles Supplementary establishing the rights and preferences of the AMPS or otherwise purchasing shares of AMPS. Purchases and sales or redemptions of AMPS, whether on the open market or in negotiated transactions, are subject to limitations under the Investment Company Act. If market conditions subsequently change, each Fund may sell previously unissued shares of AMPS or shares of AMPS that the Fund previously issued but later repurchased or redeemed.

Inverse Floating Obligations

  A Fund's investments in "inverse floating obligations" or "residual interest bonds" provide investment leverage because their market value increases or decreases in response to market changes at a greater rate than fixed rate, long term tax exempt securities. The market values of such securities are more volatile than the market values of fixed rate, tax exempt securities.

Options and Futures Transactions

  Each Fund may engage in certain options and futures transactions to reduce its exposure to interest rate movements. If a Fund incorrectly forecasts market values, interest rates or other factors, that Fund's performance could suffer. Each Fund also may suffer a loss if the other party to the transaction fails to meet its obligations. The Funds are not required to use hedging and may choose not to do so.

Antitakeover Provisions

  The Articles of Incorporation of each of the Funds (in each case the "Charter") include provisions that could limit the ability of other entities or persons to acquire control of that Fund or to change the composition of its Board of Directors. Such provisions could limit the ability of stockholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.

Ratings Considerations

  The Funds have received ratings of their AMPS of AAA from S&P and "Aaa" from Moody's. In order to maintain these ratings, the Funds are required to maintain portfolio holdings meeting specified guidelines of such rating agencies. These guidelines may impose asset coverage requirements that are more stringent than those imposed by the Investment Company Act.

  As described by Moody's and S&P, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock obligations. The ratings of the AMPS are not recommendations to purchase, hold or sell shares of AMPS, inasmuch as the ratings do not comment as to market price or suitability for a particular investor, nor do the rating agency guidelines address the likelihood that a holder of shares of AMPS will be able to sell such shares in an auction. The ratings are based on current information furnished to Moody's and S&P by the Funds and FAM and information obtained from other sources. The ratings may be changed, suspended or withdrawn as a result of changes in, or the unavailability of, such information. The Common Stock of the Funds has not been rated by a nationally recognized statistical rating organization.

  The Board of Directors of each of the Funds, without stockholder approval, may amend, alter or repeal certain definitions or restrictions which have been adopted by the Fund pursuant to the rating agency guidelines, in the event the Fund receives confirmation from the rating agencies that any such amendment, alteration or repeal would not impair the ratings then assigned to shares of AMPS.

COMPARISON OF THE FUNDS

Financial Highlights

 New York Insured

  The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                              For the Period
                                         For the Year Ended September 19, 1997+
                                          August 31, 1999   to August 31, 1998
                                         ------------------ -------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period...       $  16.07           $  15.00
                                              --------           --------
Investment income--net.................           1.16               1.13
Realized and unrealized gain (loss) on
 investments--net......................          (1.75)              1.11
                                              --------           --------
Total from investment operations.......           (.59)              2.24
                                              --------           --------
Less dividends and distributions to
 Common Stock shareholders:
 Investment income--net................           (.86)              (.75)
 Realized gain on investments--net.....           (.05)               --
 In excess of realized capital gain on
  investments--net.....................           (.09)               --
                                              --------           --------
Total dividends and distributions to
 Common Stock shareholders.............          (1.00)              (.75)
                                              --------           --------
Capital charge resulting from issuance
 of Common Stock.......................            --                (.03)
                                              --------           --------
Effect of Preferred Stock activity:++
 Dividends and distributions to
  Preferred Stock shareholders:
 Investment income--net................           (.27)              (.30)
 Realized gain on investments--net.....           (.02)               --
 In excess of realized gain on
  investments--net.....................           (.03)               --
 Capital charge resulting from issuance
  of Preferred Stock...................            --                (.09)
                                              --------           --------
Total effect of Preferred Stock
 activity..............................           (.32)              (.39)
                                              --------           --------
Net asset value, end of period.........       $  14.16           $  16.07
                                              ========           ========
Market price per share, end of period..       $  14.00           $15.3125
                                              ========           ========
Total Investment Return:**
Based on market price per share........          (2.37%)             7.21%#
                                              ========           ========
Based on net asset value per share.....          (5.91%)            12.52%#
                                              ========           ========
Ratios Based on Average Net Assets of
 Common Stock:
Total expenses, net of
 reimbursement***......................           1.13%               .80%*
                                              ========           ========
Total expenses***......................           1.19%              1.19%*
                                              ========           ========
Total investment income--net***........           7.43%              7.65%*
                                              ========           ========
Amount of Dividends to Preferred
 Stockholders..........................           1.71%              2.06%*
                                              ========           ========
Investment Income-net, to Common
 Stockholders..........................           5.72%              5.59%*
                                              ========           ========
Ratios Based on Total Average Net
 Assets+++***
Total expenses, net of reimbursement...            .70%               .50%*
                                              ========           ========
Total expenses.........................            .74%               .75%*
                                              ========           ========
Total investment income--net...........           4.59%              4.81%*
                                              ========           ========
Ratios Based on Average Net Assets of
 Preferred Stock:
Dividends to Preferred Stockholders....           2.77%              3.48%*
                                              ========           ========
Supplemental Data:
Net assets, net of Preferred Stock, end
 of period (in thousands)..............       $138,595           $157,321
                                              ========           ========
Preferred Stock outstanding, end of
 period (in thousands).................       $ 95,000           $ 95,000
                                              ========           ========
Portfolio turnover.....................          34.48%             52.91%
                                              ========           ========
Dividends Per Share on Preferred Stock
 Outstanding
Series A Investment income--net........       $    703           $    796
                                              ========           ========
Series B Investment income--net........       $    684           $    769
                                              ========           ========
Leverage:
Asset coverage per $1,000..............       $  2,459           $  2,656
                                              ========           ========

                                                  (footnotes on following page)

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
*** Do not reflect the effect of dividends to Preferred Stock shareholders.
  + Commencement of operations.
 ++ The Fund's Preferred Stock was issued on October 7, 1997.
+++ Includes Common and Preferred Stock average net assets.
  # Aggregate total investment return.

 New York Fund

  The financial information in the table below has been audited in conjunction with the annual audits of the financial statements of the Fund by Deloitte & Touche LLP, independent auditors. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                               For the Period
                                          For the Year Ended February 27, 1998+
                                            June 30, 1999     to June 30, 1998
                                          ------------------ ------------------
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period....       $  15.08           $  15.00
                                               --------           --------
Investment income--net..................           1.14                .36
Realized and unrealized gain (loss) on
 investments--net.......................           (.89)               .14
                                               --------           --------
Total from investment operations........            .25                .50
                                               --------           --------
Less dividends and distributions to
 Common Stock shareholders:
 Investment income--net.................           (.82)              (.22)
 Realized gain on investments--net......           (.05)               --
                                               --------           --------
Total dividends and distributions to
 Common Stock shareholders..............           (.87)              (.22)
                                               --------           --------
Capital charge resulting from issuance
 of Common Stock........................            --                (.04)
                                               --------           --------
Effect of Preferred Stock activity:++
 Dividends and distributions to
  Preferred Stock shareholders:
 Investment income--net.................           (.30)              (.07)
 Realized gain on investments--net......           (.02)               --
 Capital charge resulting from issuance
  of Preferred Stock....................            --                (.09)
                                               --------           --------
Total effect of Preferred Stock
 activity...............................           (.32)              (.16)
                                               --------           --------
Net asset value, end of period..........       $  14.14           $  15.08
                                               ========           ========
Market price per share, end of period...       $  13.25           $14.5625
                                               ========           ========
Total Investment Return:**
Based on market price per share.........          (3.55)%            (1.47)%#
                                               ========           ========
Based on net asset value per share......          (0.60)%             2.03%#
                                               ========           ========
Ratios Based on Average Net Assets of
 Common Stock
Total Expenses, net of reimbursement***.           1.15%               .43%*
                                               ========           ========
Total Expenses***.......................           1.29%              1.25%*
                                               ========           ========
Total investment income--net***.........           7.50%              8.42%*
                                               ========           ========
Amount of Dividends to Preferred
 Stockholders...........................           1.98%              2.29%*
                                               ========           ========
Investment Income--net, to Common
 Stockholders...........................           5.52%              6.13%*
                                               ========           ========
Ratios Based on Total Average Net
 Assets+++***
Total expenses, net of reimbursement....            .69%               .26%*
                                               ========           ========
Total expenses..........................            .78%               .77%*
                                               ========           ========
Total investment income--net............           4.52%              5.22%*
                                               ========           ========
Ratios Based on Average Net Assets of
 Preferred Stock:
Dividends to Preferred Stockholders.....           3.01%              3.73%*
                                               ========           ========
Supplemental Data:
Net assets, net of Preferred Stock, end
 of period (in thousands)...............       $107,157           $113,918
                                               ========           ========
Preferred Stock outstanding, end of
 period (in thousands)..................       $ 76,000           $ 76,000
                                               ========           ========
Portfolio turnover......................         100.06%             28.25%
                                               ========           ========
Dividends Per Share on Preferred Stock
 Outstanding:
Series A--Investment income--net........       $    745           $    286
                                               ========           ========
Series B--Investment income--net........       $    762           $    245
                                               ========           ========
Leverage:
Asset coverage per $1,000...............       $  2,410           $  2,499
                                               ========           ========

                                             (footnotes on following page)

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

*** Do not reflect the effect of dividends to Preferred Stock shareholders.

  + Commencement of operations.
 ++ The Fund's Preferred Stock was issued on March 19, 1998.
+++ Includes Common and Preferred Stock average net assets.
  # Aggregate total investment return.

 New York Insured II

  The financial information in the table below is unaudited and has been provided by FAM. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                              For the Period
                                                            October 1, 1998+ to
                                                              March 31, 1999
                                                            -------------------
                                                                (unaudited)
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period......................       $  15.00
                                                                 --------
Investment income--net....................................            .55
Realized and unrealized loss on investments--net..........           (.43)
                                                                 --------
Total from investment operations..........................            .12
                                                                 --------
Less dividends to Common Stock shareholders from
 investment income--net...................................           (.34)
                                                                 --------
Capital charge resulting from issuance of Common Stock....           (.05)
                                                                 --------
Effect of Preferred Stock activity:++
 Dividends to Preferred Stock shareholders:
 Investment income--net...................................           (.13)
 Capital charge resulting from issuance of Preferred
  Stock...................................................           (.10)
                                                                 --------
Total effect of Preferred Stock activity..................           (.23)
                                                                 --------
Net asset value, end of period............................       $  14.50
                                                                 ========
Market price per share, end of period.....................       $14.3125
                                                                 ========
Total Investment Return:**
Based on market price per share...........................          (2.37%)#
                                                                 ========
Based on net asset value per share........................          (1.09%)#
                                                                 ========
Ratios to Average Net Assets:***
Expenses, net of reimbursement............................            .35%*
                                                                 ========
Expenses..................................................            .80%*
                                                                 ========
Investment income--net....................................           4.85%*
                                                                 ========
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in
 thousands)...............................................       $ 81,060
                                                                 ========
Preferred Stock outstanding, end of period (in thousands).       $ 53,000
                                                                 ========
Portfolio turnover........................................          92.01%
                                                                 ========
Dividends Per Share on Preferred Stock Outstanding:
Series A--Investment income--net..........................       $    337
                                                                 ========
Series B--Investment income--net..........................       $    355
                                                                 ========
Leverage:
Asset coverage per $1,000.................................       $  2,529
                                                                 ========

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

*** Do not reflect the effect of dividends to Preferred Stock shareholders.

  + Commencement of operations.
 ++ The Fund's Preferred Stock was issued on October 22, 1998.

  # Aggregate total investment return.

 New York Insured III

  The financial information in the table below is unaudited and has been provided by FAM. The following per share data and ratios have been derived from information provided in the financial statements of the Fund.

                                                              For the Period
                                                           January 29, 1999+ to
                                                              March 31, 1999
                                                           --------------------
                                                               (unaudited)
Increase (Decrease) in Net Asset Value:
Per Share Operating Performance:
Net asset value, beginning of period.....................        $ 15.00
                                                                 -------
Investment income--net...................................            .17
Realized and unrealized loss on investments--net.........           (.21)
                                                                 -------
Total from investment operations.........................           (.04)
                                                                 -------
Capital charge resulting from issuance of Common Stock...           (.05)
                                                                 -------
Effect of Preferred Stock activity:++
 Dividends to Preferred Stock shareholders:
 Investment income--net..................................           (.03)
 Capital charge resulting from issuance of Preferred
  Stock..................................................           (.10)
                                                                 -------
Total effect of Preferred Stock activity.................           (.13)
                                                                 -------
Net asset value, end of period...........................        $ 14.78
                                                                 =======
Market price per share, end of period....................        $ 14.75
                                                                 =======
Total Investment Return:**
Based on market price per share..........................          (1.67%)++
                                                                 =======
Based on net asset value per share.......................          (1.47%)++
                                                                 =======
Ratios to Average Net Assets:***
Expenses, net of reimbursement...........................            .16%*
                                                                 =======
Expenses.................................................            .80%*
                                                                 =======
Investment income--net...................................           5.25%*
                                                                 =======
Supplemental Data:
Net assets, net of Preferred Stock, end of period (in
 thousands)..............................................        $73,977
                                                                 =======
Preferred Stock outstanding, end of period (in
 thousands)..............................................        $50,000
                                                                 =======
Portfolio turnover.......................................          34.88%
                                                                 =======
Dividends Per Share on Preferred Stock Outstanding:
Investment income--net...................................        $    76
                                                                 =======
Leverage:
Asset coverage per $1,000................................        $ 2,480
                                                                 =======

--------
  * Annualized.

 ** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.

*** Do not reflect the effect of dividends to Preferred Stock shareholders.

  + Commencement of operations.
 ++ The Fund's Preferred Stock was issued on February 22, 1999.

  # Aggregate total investment return.

                        Per Share Data for Common Stock*
               Traded on the New York Stock Exchange (unaudited)

New York Insured

                                                                   Premium
                                                                  (Discount)
                                                                    to Net
                          Market Price($)** Net Asset Value($)  Asset Value(%)
                          ----------------- ------------------- ---------------
     Quarter Ended*         High     Low      High       Low     High     Low
     --------------       ----------------- --------- --------- ------- -------
November 30, 1997+....... 15.875    15.4375     15.26     15.00   4.66     0.35
February 28, 1998........  15.8125 15.5         15.94     15.68   2.50    (2.11)
May 31, 1998.............  15.9375 14.625       15.75     15.34   4.59    (5.93)
August 31, 1998.......... 15.375    14.8125     16.07     15.72  (3.15)   (6.69)
November 30, 1998........  15.9375 15.5         16.18     15.99  (1.01)   (5.92)
February 28, 1999........ 15.75     15.4375     16.06     15.85   0.63    (3.99)
May 31, 1999............. 15.25    14.5         15.86     15.49  (2.21)   (6.47)
August 31, 1999.......... 14.625   13.4375      15.38     13.20  (1.13)   (8.60)

New York Fund
                                                                    Premium
                                                                  (Discount)
                                                                    to Net
                          Market Price($)** Net Asset Value($)  Asset Value(%)
                          ----------------- ------------------- ---------------
     Quarter Ended*         High     Low      High       Low     High     Low
     --------------       ----------------- --------- --------- ------- -------
March 31, 1998++.........  15.6875 15.00        15.55     14.81   4.59     0.20
June 30, 1998............ 14.75    14.25        15.29     15.01  (0.37)   (5.50)
September 30, 1998....... 15.00     14.6875     15.74     15.35  (1.73)   (5.13)
December 31, 1998........ 15.75    14.875       15.63     15.25   1.16    (4.19)
March 31, 1999...........  15.1875 14.5         15.34     15.11  (0.56)   (6.17)
June 30, 1999............  14.4375 13.125       14.70     14.07  (2.03)   (5.29)
September 30, 1999....... 13.375   12.00        14.27     13.04   0.19   (11.11)

New York Insured II
                                                                   Premium
                                                                  (Discount)
                                                                    to Net
                          Market Price($)** Net Asset Value($)  Asset Value(%)
                          ----------------- ------------------- ---------------
     Quarter Ended*         High     Low      High       Low     High     Low
     --------------       ----------------- --------- --------- ------- -------
December 31, 1998+++..... 15.625   14.375       14.93     14.51   3.74    (2.68)
March 31, 1999........... 14.75    14.25        14.70     14.47   2.47    (3.61)
June 30, 1999............ 13.5625  12.375       13.90     13.30   1.51    (7.05)
September 30, 1999....... 12.75    11.625       13.53     12.12  (0.97)   (8.91)

New York Insured III
                                                                   Premium
                                                                  (Discount)
                                                                    to Net
                          Market Price($)** Net Asset Value($)  Asset Value(%)
                          ----------------- ------------------- ---------------
     Quarter Ended*         High     Low      High       Low     High     Low
     --------------       ----------------- --------- --------- ------- -------
March 31, 1999++++....... 15.00    14.75        14.87     14.66   1.35    (0.60)
June 30, 1999............ 14.125   13.00        14.09     13.42   1.46    (2.92)
September 30, 1999....... 13.375   11.9375      13.70     12.18   8.43    (4.77)

--------
   * Calculations are based upon shares of Common Stock outstanding at the end of each quarter.
  ** As reported in the consolidated transaction operating system.
   + For the period September 19, 1997 to November 30, 1997.
  ++ For the period February 27, 1998 to March 31, 1998.
 +++ For the period October 1, 1998 to December 31, 1998.
++++For the period January 29, 1999 to March 31, 1999.

  As indicated in the tables above, for the periods shown the Common Stock of the Funds generally has traded at prices close to net asset value, with premiums or discounts to net asset value of less than 12% being reflected in the market value of the shares from time to time. Although there is no reason to believe that this pattern should be affected by the Reorganization, it is not possible to predict whether shares of the surviving fund will trade at a premium or discount to net asset value following the Reorganization, or what the extent of any such premium or discount might be.

Investment Objective and Policies

  The structure, organization and investment policies of the Funds are substantially similar, with the differences among the four Funds set forth below. Each Fund seeks as a fundamental investment objective current income exempt from Federal income tax and New York State and New York City personal income taxes. The investment objective of each Fund is a fundamental policy that may not be changed without a vote of a majority of the Fund's outstanding voting securities.

  Each Fund seeks to achieve its investment objective by investing primarily in a portfolio of New York Municipal Bonds. The Funds intend to invest substantially all (80%) of their respective assets in New York Municipal Bonds, except at times when FAM considers that New York Municipal Bonds of sufficient quality and quantity are unavailable for investment at suitable prices by the Fund. When this is the case, the Fund may purchase other Municipal Bonds. At all times, at least 65% of each Fund's total assets will be invested in New York Municipal Bonds and at least 80% of each Fund's total assets will be invested in New York Municipal Bonds and Municipal Bonds, except during interim periods pending investment of the net proceeds of public offerings of its securities and during temporary defensive periods. At times, each Fund may seek to hedge its portfolio through the use of futures and options transactions to reduce volatility in the net asset value of its shares of Common Stock. With respect to New York Insured, New York Insured II and New York Insured III, under normal circumstances, at least 80% of each Fund's total assets will be invested in municipal obligations with remaining maturities of one year or more that are covered by insurance guaranteeing the timely payment of principal at maturity and interest. New York Fund is not subject to a similar requirement regarding insurance coverage for its portfolio securities.

  Ordinarily, none of the Funds intends to realize significant investment income subject to Federal income tax and New York State and New York City personal income taxes. To the extent FAM considers that suitable New York Municipal Bonds are not available for investment, the Funds may purchase Municipal Bonds. Each Fund may invest all or a portion of its assets in certain tax-exempt securities classified as "private activity bonds" (in general, bonds that benefit non-governmental entities) that may subject certain investors in the Fund to a Federal alternative minimum tax.

  Each Fund also may invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund nevertheless believes such securities pay interest or distributions that are exempt from Federal income taxation ("Non-Municipal Tax-Exempt Securities"). Non-Municipal Tax-Exempt Securities may include securities issued by other investment companies that invest in New York Municipal Bonds and Municipal Bonds, to the extent such investments are permitted by the Investment Company Act. Other Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interests in one or more long-term New York Municipal Bonds or Municipal Bonds. Certain Non-Municipal Tax-Exempt Securities may be characterized as derivative instruments. For purposes of a Fund's investment objective and policies, Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income taxes and New York State and New York City personal income taxes will be considered "New York Municipal Bonds" and Non-Municipal Tax-Exempt Securities that pay interest that is exempt from Federal income taxes will be considered "Municipal Bonds."

  The New York Municipal Bonds and Municipal Bonds in which each Fund invests will be rated at the date of purchase in the four highest rating categories of S&P, Moody's or Fitch or, if unrated, are considered to be of comparable quality by FAM. In the case of long-term debt, the investment grade rating categories are AAA through BBB for S&P and Fitch and Aaa through Baa for Moody's. In the case of short-term notes, the investment grade rating categories are SP-2 through SP-3 for S&P, MIG-1 through MIG-3 for Moody's and F-1+ through F-3 for Fitch. In the case of tax-exempt commercial paper, the investment grade rating categories are A-1+ through A-3 for S&P, Prime-1 through Prime-3 for Moody's and F-1+ through F-3 for Fitch. Obligations ranked in the lowest investment grade rating category (BBB, SP-2 and A-3 for S&P; Baa, MIG-3 and Prime-3 for Moody's; and BBB and F-3 for Fitch), while considered "investment grade," may have certain speculative characteristics. There may be sub-categories or gradations indicating relative standing within the rating categories set forth above. In assessing the quality of New York Municipal Bonds and Municipal Bonds with respect to the foregoing requirements, FAM takes into account the portfolio insurance as well as the nature of any letters of credit or similar credit enhancement to which particular New York Municipal Bonds and Municipal Bonds are entitled and the creditworthiness of the insurance company or financial institution that provided such insurance or credit enhancements. Consequently, if New York Municipal Bonds or Municipal Bonds are covered by insurance policies issued by insurers whose claims-paying ability is rated AAA by S&P or Fitch or Aaa by Moody's, FAM may consider such municipal obligations to be equivalent to AAA-- or Aaa-- rated securities, as the case may be, even though such New York Municipal Bonds or Municipal Bonds would generally be assigned a lower rating if the rating were based primarily upon the credit characteristics of the issuers without regard to the insurance feature. The insured New York Municipal Bonds and Municipal Bonds must also comply with the standards applied by the insurance carriers in determining eligibility for portfolio insurance. See Exhibit IV--"Ratings of Municipal Bonds" and Exhibit V-- "Portfolio Insurance."

  New York Fund may invest up to 10% of its assets in New York Municipal Bonds and Municipal Bonds that are rated below investment grade or, if unrated, are considered to be of comparable quality by FAM. These high yield bonds are commonly referred to as "junk bonds" and are regarded as predominantly speculative as to the issuer's ability to make payments of principal and interest. Consequently, although such bonds can be expected to provide higher yields and be less subject to interest rate fluctuations, they may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed-income securities. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. Issuers of high yield bonds may be highly leveraged and may not have available to them more traditional methods of financing. The risk of loss due to default by the issuer is significantly greater for holders of these bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. In addition, while the high yield bonds in which the Fund may invest normally will not include securities that, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after New York Fund purchases a particular security, in which case New York Fund may experience losses and incur costs. Although New York Fund may invest up to 10% of its total assets in lower-rated New York Municipal Bonds and Municipal Bonds, the asset coverage requirements established by the nationally recognized statistical ratings organizations ("NRSROs") who may rate the Fund's preferred stock currently limits such investments to less than 10% of total assets. Currently, there are no lower-rated bonds in New York Fund's portfolio.

  High yield bonds frequently have call or redemption features that permit an issuer to repurchase such bonds from the Fund, which may decrease the net investment income to New York Fund and dividends to stockholders in the event that New York Fund is required to replace a called security with a lower yielding security. New York Fund may have difficulty disposing of certain high yield bonds because there may be a thin trading market for such securities. Reduced secondary market liquidity may have an adverse impact on market price and New York Fund's ability to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. In addition, market quotations are generally available on many high yield bond issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

  Each of the Funds may invest in variable rate demand obligations ("VRDOs") and VRDOs in the form of participation interests ("Participating VRDOs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank. The VRDOs in which each Fund may invest are tax-exempt obligations, in the opinion of counsel to the issuer, that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. Participating VRDOs provide each Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution on a specified number of days' notice, not to exceed seven days. There is, however, the possibility that because of default or insolvency, the demand feature of VRDOs or Participating VRDOs may not be honored. Each Fund has been advised by its counsel that the Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations for Federal income tax purposes.

  The average maturity of each Fund's portfolio securities varies based upon FAM's assessment of economic and market conditions. The net asset value of the shares of common stock of a closed-end investment company, such as each Fund, which invests primarily in fixed-income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a fixed income portfolio can be expected to rise. Conversely, when interest rates rise, the value of a fixed income portfolio can be expected to decline. Prices of longer-term securities generally fluctuate more in response to interest rate changes than do short-term or medium-term securities. These changes in net asset value are likely to be greater in the case of a fund having a leveraged capital structure, such as that used by the Funds. See "Risk Factors and Special Considerations--Leverage."

  Each Fund intends to invest primarily in long-term New York Municipal Bonds and Municipal Bonds with a maturity of more than ten years. However, each Fund may also invest in short-term tax-exempt securities, short-term U.S. Government securities, repurchase agreements or cash. Such short-term securities or cash will not exceed 20% of each Fund's total assets except during interim periods pending investment of the net proceeds from public offerings of the Fund's securities or in anticipation of the repurchase or redemption of the Fund's securities and temporary periods when, in the opinion of FAM, prevailing market or economic conditions warrant.

  Each Fund is classified as non-diversified within the meaning of the Investment Company Act, which means that the Fund is not limited by such Act in the proportion of its total assets that it may invest in securities of a single issuer. However, each Fund's investments are limited so as to qualify the Fund for the special tax treatment afforded RICs under the Federal tax laws. To qualify, among other requirements, each Fund limits its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities (other than U.S. Government securities) of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities (other than U.S. Government securities) of a single issuer. A fund that elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% requirement with respect to 75% of its total assets. To the extent that any Fund assumes large positions in the securities of a small number of issuers, the Fund's yield may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Insurance

  Under normal circumstances, at least 80% of the assets of New York Insured, New York Insured II and New York Insured III (referred to in this section as the "Insured Funds") will be invested in New York Municipal Bonds and Municipal Bonds either (i) insured under an insurance policy purchased by the Insured Fund, or (ii) insured under an insurance policy obtained by the issuer thereof or any other party. The Insured Funds will seek to limit their investments to municipal obligations insured under insurance policies issued by insurance carriers that have total admitted assets (unaudited) of at least $75,000,000 and capital and surplus (unaudited) of at least $50,000,000 and insurance claims-paying ability ratings of AAA from S&P or Fitch, or Aaa from Moody's. There can be no assurance that insurance from insurance carriers meeting these criteria will be available. See Exhibit V to this Proxy Statement and Prospectus for a brief description of insurance claims-paying ability ratings of S&P, Moody's and Fitch. Currently, it is anticipated that a majority of the insured New York Municipal Bonds and Municipal Bonds in each Insured Fund's portfolio will be insured by the following insurance companies which satisfy the foregoing criteria: AMBAC Indemnity Corporation, Financial Guaranty Insurance Company, Financial Security Assurance and Municipal Bond Investors Assurance Corporation. Each

Insured Fund also may purchase New York Municipal Bonds and Municipal Bonds covered by insurance issued by any other insurance company that satisfies the foregoing criteria. A majority of insured New York Municipal Bonds and Municipal Bonds held by each Insured Fund will be insured under policies obtained by parties other than the Fund.

  New York Fund is not subject to any requirement to invest in New York Municipal Bonds or Municipal Bonds that are insured. Currently 46% of the portfolio of New York Fund is comprised of insured New York Municipal Bonds and Municipal Bonds. After the Reorganization, stockholders of New York Fund will be invested in a fund that is subject to the requirement that under normal circumstances, at least 80% of its assets will be invested in insured New York Municipal Bonds and Municipal Bonds as described in the preceding paragraph. Investing in insured Municipal Bonds and New York Municipal Bonds may result in a Fund's having a lower yield than a fund that does not invest in insured bonds. FAM believes however that any such decrease in yield would not be material and would be offset by the lower overall operating expense ratio of the combined fund after the Reorganization.

  Each Insured Fund may purchase, but has no obligation to purchase, separate insurance policies (the "Policies") from insurance companies meeting the criteria set forth above that guarantee payment of principal and interest on specified eligible New York Municipal Bonds and Municipal Bonds purchased by the Insured Funds. A New York Municipal Bond or Municipal Bond will be eligible for coverage if it meets certain requirements of the insurance company set forth in a Policy. In the event interest or principal of an insured New York Municipal Bond or Municipal Bond is not paid when due, the insurer will be obligated under its Policy to make such payment not later than 30 days after it has been notified by, and provided with documentation from, the Fund that such nonpayment has occurred.

  The Policies will be effective only as to insured New York Municipal Bonds and Municipal Bonds beneficially owned by an Insured Fund. In the event of a sale of any New York Municipal Bonds and Municipal Bonds held by an Insured Fund, the issuer of the relevant Policy will be liable only for those payments of interest and principal that are then due and owing. The Policies will not guarantee the market value of an insured New York Municipal Bond or Municipal Bond or the value of the shares of an Insured Fund.

  The insurer will not have the right to withdraw coverage on securities insured by its Policies and held by an Insured Fund so long as such securities remain in the Insured Fund's portfolio. In addition, the insurer may not cancel its Policies for any reason except failure to pay premiums when due. The Board of Directors of each Insured Fund reserves the right to terminate any of the Policies if it determines that the benefits to the Insured Fund of having its portfolio insured under such Policy are not justified by the expense involved.

  The premiums for the Policies are paid by the Insured Fund and the yield on its portfolio is reduced thereby. FAM estimates that the cost of the annual premiums for the Policies of each Insured Fund currently range from approximately .02 of 1% to .15 of 1% of the principal amount of the New York Municipal Bonds and Municipal Bonds covered by such Policies. The estimate is based on the expected composition of each Insured Fund's portfolio of New York Municipal Bonds and Municipal Bonds. Additional information regarding the Policies is set forth in Exhibit V to this Proxy Statement and Prospectus. In instances in which an Insured Fund purchases New York Municipal Bonds and Municipal Bonds insured under policies obtained by parties other than the Insured Fund, the Insured Fund does not pay the premiums for such policies; rather, the cost of such policies may be reflected in the purchase price of the New York Municipal Bonds and Municipal Bonds.

  It is the intention of FAM to retain any insured securities that are in default or in significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities which are not in default. In certain circumstances, however, FAM may determine that an alternate value for the insurance, such as the difference between the market value of the defaulted security and its par value, is more appropriate. FAM's ability to manage the portfolio of an Insured Fund may be limited to the extent it holds defaulted securities, which may limit its ability in certain circumstances to purchase other New York Municipal Bonds and Municipal Bonds. See "Net Asset Value" below for a more complete description of each Fund's method of valuing defaulted securities and securities that have a significant risk of default.

  There can be no assurance that insurance with the terms and issued by insurance carriers meeting the criteria described above will continue to be available to each Insured Fund. In the event the Board of Directors of an Insured Fund determines that such insurance is unavailable or that the cost of such insurance outweighs the benefits to the Insured Fund, the Insured Fund may modify the criteria for insurance carriers or the terms of the insurance, or may discontinue its policy of maintaining insurance for all or any of the New York Municipal Bonds and Municipal Bonds held in the Insured Fund's portfolio. Although FAM periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances.

  The portfolio insurance reduces financial or credit risk (i.e., the possibility that the owners of the insured New York Municipal Bonds or Municipal Bonds will not receive timely scheduled payments of principal or interest). However, the insured New York Municipal Bonds or Municipal Bonds are subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates).

Description of New York Municipal Bonds and Municipal Bonds

  New York Municipal Bonds and Municipal Bonds include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of private activity bonds ("PABs") are issued by or on behalf of public authorities to finance various privately operated facilities, including, among other things, airports, public ports, mass commuting facilities and multi-family housing projects as well as facilities for water supply, gas, electricity, sewage or solid waste disposal. For purposes of this Proxy Statement and Prospectus, such obligations are considered Municipal Bonds if the interest paid thereon is exempt from Federal income tax and as New York Municipal Bonds if the interest thereon is exempt from Federal income tax and New York State and New York City personal income taxes, even though such bonds may be PABs as discussed below. Also, for purposes of this Proxy Statement and Prospectus, Non-Municipal Tax-Exempt Securities as discussed above will be considered New York Municipal Bonds or Municipal Bonds.

  The two principal classifications of New York Municipal Bonds and Municipal Bonds are "general obligation" bonds and "revenue" bonds, which latter category includes PABs and, for bonds issued on or before August 15, 1986, industrial development bonds or IDBs. General obligation bonds are secured by the issuer's pledge of faith, credit and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. PABs are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such IDBs depends solely on the ability of the user of the facility financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. New York Municipal Bonds and Municipal Bonds may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

  Each Fund may purchase New York Municipal Bonds and Municipal Bonds classified as PABs. Interest received on certain PABs is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax and may impact the overall tax liability of investors in the Fund. There is no limitation on the percentage of each Fund's assets that may be invested in New York Municipal Bonds and Municipal Bonds the interest on which is treated as an item of "tax preference" for purposes of the Federal alternative minimum tax. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders."

  Also included within the general category of New York Municipal Bonds and Municipal Bonds are certificates of participation ("COPs") executed and delivered for the benefit of government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively referred to as "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issuer for which the issuer's unlimited taxing power is pledged, a lease obligation frequently is backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the lease property, disposition of the property in the event of foreclosure might prove difficult.

  Federal tax legislation has limited and may continue to limit the types and volume of bonds the interest on which is excludable from income for Federal income tax purposes. As a result, this legislation and legislation that may be enacted in the future may affect the availability of New York Municipal Bonds and Municipal Bonds for investment by the Funds.

Special Considerations Relating to New York Municipal Bonds

  Each Fund ordinarily will invest at least 80% of its total assets in New York Municipal Bonds and, therefore, is more susceptible to factors adversely affecting issuers of New York Municipal Bonds than is a municipal bond fund that is not concentrated in issuers of New York Municipal Bonds to this degree. As of October 26, 1999, Moody's, S&P and Fitch rated New York City's general obligation bonds A3, A-, and A, respectively. As of June 15, 1999, Moody's and S&P rated New York State's outstanding general obligation bonds A2 and A, respectively. Because each Fund's portfolio will comprise investment grade securities (except that New York Fund may invest up to 10% in "junk bonds"), each Fund is expected to be insulated from the market and credit risks that may exist in connection with investments in non-investment grade New York Municipal Bonds. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. The value of Municipal Bonds generally may be affected by uncertainties in the municipal markets as a result of legislation or litigation changing the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. Municipal bankruptcies are rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear. Further, the application of state law to Municipal Bond issuers could produce varying results among the states or among Municipal Bond issuers within a state. These uncertainties could have a significant impact on the prices of the Municipal Bonds or the New York Municipal Bonds in which the Funds invest. FAM does not believe that the current economic conditions in New York or other factors described above will have a significant adverse effect on any Fund's ability to invest in high quality New York Municipal Bonds. For a discussion of economic and other conditions in the State of New York, see Exhibit III -- "Economic and Other Conditions in New York," and Exhibit IV--"Ratings of Municipal Bonds."

Other Investment Policies

The Funds have adopted certain other policies as set forth below:

    Borrowings. Each Fund is authorized to borrow amounts of up to 5% of the value of its total assets at the time of such borrowings; provided, however, that each Fund is authorized to borrow moneys in amounts of up to 33 1/3% of the value of its total assets at the time of such borrowings to finance the repurchase of its own common stock pursuant to tender offers or otherwise to redeem or repurchase shares of preferred stock or for temporary, extraordinary or emergency purposes. Borrowings by each Fund (commonly known, as with the issuance of preferred stock, as "leveraging") create an opportunity for greater total return since the Fund will not be required to sell portfolio securities to repurchase or redeem shares but, at the same time, increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds.

    When-Issued Securities and Delayed Delivery Transactions. Each Fund may purchase or sell New York Municipal Bonds and Municipal Bonds on a delayed delivery basis or on a when-issued basis at fixed purchase or sale terms. These transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future. The purchase will be recorded on the date that the Fund enters into the commitment, and the value of the obligation thereafter will be reflected in the calculation of the Fund's net asset value. The value of the obligation on the delivery day may be more or less than its purchase price. A separate account of the Fund will be established with its custodian consisting of cash, cash equivalents or liquid securities having a market value at all times at least equal to the amount of the commitment.

    Indexed and Inverse Floating Obligations. Each Fund may invest in New York Municipal Bonds and Municipal Bonds yielding a return based on a particular index of value or interest rates. For example, each Fund may invest in New York Municipal Bonds and Municipal Bonds that pay interest based on an index of Municipal Bond interest rates. The principal amount payable upon maturity of certain New York Municipal Bonds and Municipal Bonds also may be based on the value of an index. To the extent a Fund invests in these types of Municipal Bonds, the Fund's return on such New York Municipal Bonds and Municipal Bonds will be subject to risk with respect to the value of the particular index. Also, a Fund may invest in so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically vary inversely with a short-term floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). Each Fund may purchase synthetically-created inverse floating obligations evidenced by custodial or trust receipts. Generally, income on inverse floating obligations will decrease when short-term rates increase, and will increase when short-term rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations with shorter-term maturities or limitations on the extent to which the interest rate may vary. FAM believes that indexed and inverse floating obligations represent a flexible portfolio management instrument for the Funds that allows FAM to vary the degree of investment leverage relatively efficiently under different market conditions.

    Call Rights. Each of the Funds may purchase a New York Municipal Bond or Municipal Bond issuer's rights to call all or a portion of such New York Municipal Bond or Municipal Bond for mandatory tender for purchase (a "Call Right"). A holder of a Call Right may exercise such right to require a mandatory tender for the purchase of related New York Municipal Bonds or Municipal Bonds, subject to certain conditions. A Call Right that is not exercised prior to the maturity of the related New York Municipal Bond or Municipal Bond will expire without value. The economic effect of holding both the Call Right and the related New York Municipal Bond or Municipal Bond is identical to holding a New York Municipal Bond or Municipal Bond as a non-callable security.

    Repurchase Agreements. The Funds may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. government securities or an affiliate thereof. Under such agreements, the seller agrees, upon entering into the contract, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the term of the agreement. The Funds may not invest in repurchase agreements maturing in more than seven days if such investments, together with all other illiquid investments, would exceed 15% of the Fund's net assets. In the event of default by the seller under a repurchase agreement, the Funds may suffer time delays and incur costs or possible losses in connection with the disposition of the underlying securities.

     In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities "sold." Therefore, amounts earned under such agreements will not be considered tax-exempt interest.

Information Regarding Options and Futures Transactions

  Each Fund may hedge all or a portion of its portfolio investments against fluctuations in interest rates through the use of options and certain financial futures contracts and options thereon. While each Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of the common stock, the net asset value of the common stock will fluctuate. There can be no assurance that a Fund's hedging transactions will be effective. In addition, because of the leveraged nature of the Common Stock, hedging transactions will result in a larger impact on the net asset value of the Common Stock than would be the case if the Common Stock were not leveraged. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates occur. No Fund has an obligation to enter into hedging transactions and each may choose not to do so.

  Certain Federal income tax requirements may limit a Fund's ability to engage in hedging transactions. Gains from transactions in options and futures contracts distributed to stockholders will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to stockholders. In addition, in order to obtain ratings of the AMPS from one or more NRSROs, a Fund may be required to limit its use of hedging techniques in accordance with the specified guidelines of such rating organizations. See "Rating Agency Guidelines" below.

  The following is a description of the options and futures transactions in which each Fund may engage, limitations on the Fund's use of such transactions and risks associated with these transactions. The investment policies with respect to the hedging transactions of a Fund are not fundamental policies and may be modified by the Board of Directors of the Fund without the approval of the Fund's stockholders.

  Writing Covered Call Options. Each Fund is authorized to write (i.e., sell) covered call options with respect to New York Municipal Bonds and Municipal Bonds it owns, thereby giving the holder of the option the right to buy the underlying security covered by the option from the Fund at the stated exercise price until the option expires. Each Fund writes only covered call options, which means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option. The Fund may not write covered call options on underlying securities in an amount exceeding 15% of the market value of its total assets.

  Each Fund receives a premium from writing a call option, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as a writer continues. Covered call options serve as a partial hedge against a decline in the price of the underlying security. Each Fund may engage in closing transactions in order to terminate outstanding options that it has written.

  Purchase of Options. Each Fund may purchase put options in connection with its hedging activities. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction; profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options, or on securities which it intends to purchase. A Fund will not purchase options on securities if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Fund would exceed 5% of the market value of the Fund's total assets.

  Financial Futures Contracts and Options. Each Fund is authorized to purchase and sell certain financial futures contracts and options thereon solely for the purposes of hedging its investments in New York Municipal

Bonds and Municipal Bonds against declines in value and hedging against increases in the cost of securities it intends to purchase. A financial futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument covered by the contract or, in the case of index-based financial futures contracts, to make and accept a cash settlement, at a specific future time for a specified price. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts or options. A purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the financial futures contracts.

  The purchase or sale of a financial futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker equal to approximately 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the financial futures contract fluctuates making the long and short positions in the financial futures contract more or less valuable.

  Each Fund may purchase and sell financial futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large tax-exempt issues, and purchase and sell put and call options on such financial futures contracts for the purpose of hedging New York Municipal Bonds and Municipal Bonds that the Fund holds or anticipates purchasing against adverse changes in interest rates. Each Fund also may purchase and sell financial futures contracts on U.S. Government securities and purchase and sell put and call options on such financial futures contracts for such hedging purposes. With respect to U.S. Government securities, currently there are financial futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

  Subject to policies adopted by its Board of Directors, each Fund also may engage in transactions in other financial futures contracts, such as financial futures contracts on other municipal bond indices that may become available, if FAM should determine that there is normally sufficient correlation between the prices of such financial futures contracts and the New York Municipal Bonds and Municipal Bonds in which the Fund invests to make such hedging appropriate.

  Over-The-Counter Options. Each Fund may engage in options and futures transactions on exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC option transactions are two-party contracts with price and terms negotiated by the buyer and seller.

  Restrictions on OTC Options. Each Fund will engage in transactions in OTC options only with banks or dealers that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Certain OTC options and assets used to cover OTC options written by the Funds are considered to be illiquid. The illiquidity of such options or assets may prevent a successful sale of such options or assets, result in a delay of sale, or reduce the amount of proceeds that otherwise might be realized.

  Risk Factors in Financial Futures Contracts and Options Thereon. Use of futures transactions involves the risk of imperfect correlation in movements in the price of financial futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the financial futures contract moves more or less than the price of the security that is the subject of the hedge, a Fund will experience a gain or loss that will not be completely offset by movements in the price of such security. There is a risk of imperfect correlation where the securities underlying financial futures contracts have different maturities, ratings, geographic compositions or other characteristics different from those of the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index that serves as a basis for a financial futures contract. Finally, in the case of financial futures contracts on U.S. Government securities and options on such financial futures contracts, the anticipated correlation of price movements between the U.S. Government securities underlying the futures or options and New York Municipal Bonds and Municipal Bonds may be adversely affected by economic, political, legislative or other developments which have a disparate impact on the respective markets for such securities.

  Under regulations of the Commodity Futures Trading Commission, the futures trading activities described herein will not result in a Fund being deemed a "commodity pool," as defined under such regulations, provided that the Fund adheres to certain restrictions. In particular, the Fund may purchase and sell financial futures contracts and options thereon (i) for bona fide hedging purposes, without regard to the percentage of the Fund's assets committed to margin and option premiums, and (ii) for non-hedging purposes, if, immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures positions and option premiums entered into for non-hedging purposes do not exceed 5% of the market value of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such transactions. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

  When a Fund purchases a financial futures contract, or writes a put option or purchases a call option thereon, it will maintain an amount of cash, cash equivalents (e.g., commercial paper and daily tender adjustable notes) or liquid securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the financial futures contract, thereby ensuring that the use of such financial futures contract is unleveraged.

  Although certain risks are involved in options and futures transactions, FAM believes that, because each Fund will engage in options and futures transactions only for hedging purposes, the options and futures portfolio strategies of a Fund will not subject the Fund to the risks associated with speculation in options and futures transactions.

  The volume of trading in the exchange markets with respect to New York Municipal Bonds or Municipal Bond options may be limited, and it is impossible to predict the amount of trading interest that may exist in such options. In addition, there can be no assurance that viable exchange markets will continue to be available.

  Each Fund intends to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures. There can be no assurance, however, that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an option or futures transaction. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge effectively its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with which the Fund has an open position in an option or financial futures contract.

  The liquidity of a secondary market in a financial futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges that limit the amount of fluctuation in a financial futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past reached or exceeded the daily limit on a number of consecutive trading days.

  If it is not possible to close a financial futures position entered into by a Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

  The successful use of these transactions also depends on the ability of FAM to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent these rates remain stable during the period in which a financial futures contract is held by a Fund or move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction. Furthermore, the Fund will only engage in hedging transactions from time to time and may not necessarily be engaging in hedging transactions when movements in interest rates occur.

Investment Restrictions

  The Funds have identical investment restrictions. The following are fundamental investment restrictions of each Fund and may not be changed without the approval of the holders of a majority of the outstanding shares of Common Stock and the outstanding shares of AMPS and any other preferred stock, voting together as a single class, and a majority of the outstanding shares of AMPS and any other preferred stock, voting separately as a class. (For this purpose and under the Investment Company Act, for the Common Stock and AMPS voting together as a single class, "majority" means the lesser of (i) 67% of the shares of each class of capital stock represented at a meeting at which more than 50% of the outstanding shares of each class of capital stock are represented or (ii) more than 50% of the outstanding shares of each class of capital stock, but for the AMPS voting separately as a single class, "majority" means more than 50% of the outstanding AMPS.) No Fund may:

  1. Make investments for the purpose of exercising control or management.

  2. Purchase or sell real estate, commodities or commodity contracts; provided, that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein, and the Fund may purchase and sell financial futures contracts and options thereon.

  3. Issue senior securities or borrow money except as permitted by Section 18 of the Investment Company Act.

  4. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

  5. Make loans to other persons, except that the Fund may purchase New York Municipal Bonds, Municipal Bonds and other debt securities and enter into repurchase agreements in accordance with its investment objective, policies and limitations.

  6. Invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of issuers in a single industry; provided, that for purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry.

  For purposes of restriction (6), the exception for states, municipalities and their political subdivisions applies only to tax-exempt securities issued by such entities.

  Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors without stockholder approval, provide that no Fund may:

    a. Purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law. Applicable law currently prohibits the Fund from purchasing the securities of other investment companies except if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund,
  (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities, and (iv) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total outstanding stock of any one closed-end investment company.

    b. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in investment restriction
  (3) above or except as may be necessary in connection with transactions in financial futures contracts and options thereon.

    c. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities (the deposit or payment by the

  Fund of initial or variation margin in connection with financial futures contracts and options thereon is not considered the purchase of a security on margin).

    d. Make short sales of securities or maintain a short position or invest in put, call, straddle or spread options, except that the Fund may write, purchase and sell options and futures on New York Municipal Bonds, Municipal Bonds, U.S. Government obligations and related indices or otherwise in connection with bona fide hedging activities and may purchase and sell Call Rights to require mandatory tender for the purchase of related New York Municipal Bonds and Municipal Bonds.

  If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

  For so long as shares of AMPS are rated by Moody's, no Fund will change these additional investment restrictions unless it receives written confirmation from Moody's that engaging in such transactions would not impair the rating then assigned to the shares of AMPS by Moody's.

  FAM and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") are owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."). Because of the affiliation of Merrill Lynch with FAM, each Fund is prohibited from engaging in certain transactions involving Merrill Lynch except pursuant to an exemptive order or otherwise in compliance with the provisions of the Investment Company Act and the rules and regulations thereunder. Included among such restricted transactions will be purchases from or sales to Merrill Lynch of securities in transactions in which it acts as principal. An exemptive order has been obtained that permits the Funds to effect principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities subject to conditions set forth in such order. The Funds may consider in the future requesting an order permitting other principal transactions with Merrill Lynch, but there can be no assurance that such application will be made and, if made, that such order would be granted.

Rating Agency Guidelines

  Each Fund intends that, so long as shares of its AMPS are outstanding, the composition of its portfolio will reflect guidelines established by Moody's and S&P in connection with the Fund's receipt of a rating for such shares on or prior to their date of original issue of at least "aaa" from Moody's and AAA from S&P. Moody's and S&P, which are nationally recognized statistical rating organizations, issue ratings for various securities reflecting the perceived creditworthiness of such securities. The guidelines for rating AMPS have been developed by Moody's and S&P in connection with issuances of asset-backed and similar securities, including debt obligations and variable rate preferred stock, generally on a case-by-case basis through discussions with the issuers of these securities. The guidelines are designed to ensure that assets underlying outstanding debt or preferred stock will be varied sufficiently and will be of sufficient quality and amount to justify investment grade ratings. The guidelines do not have the force of law but have been adopted by each Fund in order to satisfy current requirements necessary for Moody's and S&P to issue the above-described ratings for shares of AMPS, which ratings generally are relied upon by institutional investors in purchasing such securities. The guidelines provide a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the Investment Company Act.

  Each Fund may, but is not required to, adopt any modifications to these guidelines that hereafter may be established by Moody's or S&P. Failure to adopt any such modifications, however, may result in a change in the ratings described above or a withdrawal of the ratings altogether. In addition, any rating agency providing a rating for the shares of AMPS, at any time, may change or withdraw any such rating. As set forth in the Articles Supplementary of each Fund, the Board of Directors, without stockholder approval, may modify certain definitions or restrictions that have been adopted by the Fund pursuant to the rating agency guidelines, provided the Board of Directors has obtained written confirmation from Moody's and S&P that any such change would not impair the ratings then assigned by Moody's and S&P to the AMPS. See "The Reorganization--Risk Factors and Special Considerations--Ratings Considerations."

  For so long as any shares of a Fund's AMPS are rated by Moody's or S&P, as the case may be, a Fund's use of options and financial futures contracts and options thereon will be subject to certain limitations mandated by the rating agencies.

Portfolio Composition

  There are small differences in concentration among the categories of issuers of the New York Municipal Bonds and Municipal Bonds held in the portfolios of the Funds. For New York Insured, as of August 31, 1999, the highest concentration of New York Municipal Bonds and Municipal Bonds was in Transportation, Housing and Hospitals/Healthcare, accounting for 22%, 19% and 16% of the Fund's portfolio, respectively; for New York Fund, the highest concentration was in General Obligation Bonds, Transportation and Housing, accounting for 25%, 15% and 15% of the Fund's portfolio; for New York Insured II, the highest concentration was in Education, Housing and General Obligation Bonds, accounting for 23%, 17% and 17% of the Fund's portfolio, respectively; and for New York Insured III, the highest concentration was in Hospitals/Healthcare, Education and Transportation accounting for 21%, 18% and 14% of the Fund's portfolio, respectively.

  Although the investment portfolios of all four Funds must satisfy the same standards of credit quality (except that New York Fund may invest up to 10% of its assets in "junk bonds"), the actual securities owned by each Fund are different, as a result of which there are certain differences in the composition of the four investment portfolios. The tables below set forth rating information for the New York Municipal Bonds and Municipal Bonds held by each Fund, as of a certain date.

 New York Insured

  As of August 31, 1999, approximately 98% of the market value of New York Insured's portfolio was invested in long-term municipal obligations and approximately 2% of the market value of New York Insured's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of New York Insured's long-term municipal obligation investment portfolio as of August 31, 1999.

                                     Number of               Value
      S&P*        Moody's*            Issues             (in thousands)           Percent
      ----        --------           ---------           --------------           -------
      AAA           Aaa                  48                 $191,607                84.2%
      AA            Aa                    6                   16,638                 7.3
      A             A                     3                   19,378                 8.5
                                        ---                 --------               -----
                                         57                 $227,623               100.0%
                                        ===                 ========               =====

--------

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds."

 New York Fund

  As of August 31, 1999, approximately 99.8% of the market value of New York Fund's portfolio was invested in long-term municipal obligations and approximately 0.2% of the market value of New York Fund's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of New York Fund's long-term municipal obligation investment portfolio as of August 31, 1999.

                                     Number of               Value
      S&P*        Moody's*            Issues             (in thousands)           Percent
      ----        --------           ---------           --------------           -------
      AAA           Aaa                  27                 $114,386                65.2%
      AA            Aa                    5                   24,298                13.9
      A             A                     7                   26,782                15.3
      BBB           Baa                   4                    9,880                 5.6
                                        ---                 --------               -----
                                         43                 $175,346               100.0%
                                        ===                 ========               =====

--------

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A, BBB, BB and B ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A, Baa, Ba and B ratings. See Exhibit IV--"Ratings of Municipal Bonds."

 New York Insured II

  As of August 31, 1999, approximately 98% of the market value of New York Insured II's portfolio was invested in long-term municipal obligations and approximately 2% of the market value of New York Insured II's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of New York Insured II's long-term municipal obligation investment portfolio as of August 31, 1999.

                                     Number of               Value
      S&P*        Moody's*            Issues             (in thousands)           Percent
      ----        --------           ---------           --------------           -------
      AAA           Aaa                  33                 $106,418                88.9%
      AA            Aa                    2                   13,227                11.1
                                        ---                 --------               -----
                                         35                 $119,645               100.0%
                                        ===                 ========               =====

--------

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds."

 New York Insured III

  As of August 31, 1999, approximately 99% of the market value of New York Insured III's portfolio was invested in long-term municipal obligations and approximately 1% of the market value of New York Insured III's portfolio was invested in short-term municipal obligations. The following table sets forth certain information with respect to the composition of New York Insured III's long-term municipal obligation investment portfolio as of August 31, 1999.

                                     Number of               Value
      S&P*        Moody's*            Issues             (in thousands)           Percent
      ----        --------           ---------           --------------           -------
      AAA           Aaa                  30                 $ 98,830                89.0%
      AA            Aa                    2                    8,216                 7.4
      A             A                     1                    3,943                 3.6
                                        ---                 --------               -----
                                         33                 $110,989               100.0%
                                        ===                 ========               =====

--------

* Ratings: Using the higher of S&P's or Moody's rating on the Fund's municipal obligations. S&P's rating categories may be modified further by a plus (+) or minus (-) in AA, A and BBB ratings. Moody's rating categories may be modified further by a 1, 2 or 3 in Aa, A and Baa ratings. See
   Exhibit IV--"Ratings of Municipal Bonds."

Portfolio Transactions

  The procedures for engaging in portfolio transactions are the same for each of the Funds. Subject to policies established by the Board of Directors of each Fund, FAM is primarily responsible for the execution of each Fund's portfolio transactions. In executing such transactions, FAM seeks to obtain the best results for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While FAM generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available.

  None of the Funds has any obligation to deal with any broker or dealer in the execution of transactions in portfolio securities. Subject to obtaining the best price and execution, securities firms that provide supplemental investment research to FAM, including Merrill Lynch, may receive orders for transactions by a Fund. Information so received will be in addition to, and not in lieu of, the services required to be performed by FAM under its investment advisory agreements with the Funds, and the expenses of FAM will not necessarily be reduced as a result of the receipt of such supplemental information.

  Each Fund invests in securities that are primarily traded in the over-the-counter markets, and each Fund normally deals directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with a Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities. Since transactions in the over-the-counter markets usually involve transactions with dealers acting as principals for their own account, the Funds do not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions, except that, pursuant to an exemptive order obtained by FAM, a Fund may engage in principal transactions with Merrill Lynch in high quality, short-term, tax-exempt securities. An affiliated person of a Fund may serve as its broker in over-the-counter transactions conducted on an agency basis.

  The Funds also may purchase tax-exempt debt instruments in individually negotiated transactions with the issuers. Because an active trading market may not exist for such securities, the prices that the Funds may pay for these securities or receive on their resale may be lower than that for similar securities with a more liquid market.

  The Board of Directors of each Fund has considered the possibility of recapturing for the benefit of the Funds brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the investment advisory fees paid by the Fund to FAM. After considering all factors deemed relevant, the Directors of each Fund made a determination not to seek such recapture. The Directors will reconsider this matter from time to time.

  Periodic auctions are conducted for the AMPS of each of the Funds by the Auction Agent for the Funds. The auctions require the participation of one or more broker-dealers, each of whom enters into an agreement with the Auction Agent. After each auction, the Auction Agent pays a service charge, from funds provided by the issuing Fund, to each broker-dealer at the annual rate of
 .25%, calculated on the basis of the purchase price of shares of the relevant AMPS placed by such broker-dealer at such auction.

Portfolio Turnover

  Generally, no Fund purchases securities for short-term trading profits. However, any of the Funds may dispose of securities without regard to the time that they have been held when such action, for defensive or other reasons, appears advisable to FAM. (The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. For purposes of determining this rate, all securities whose maturities at the time of acquisition are one year or less are excluded.) A high portfolio turnover rate results in greater transaction costs, which are borne directly by the Fund, and also has certain tax consequences for stockholders. The portfolio turnover rate for each of the Funds for the periods indicated is set forth below:

                            Period 9/19/97+     Year
      New York Insured        to 8/31/98    Ended 8/31/99
                            --------------- -------------
                                52.91%         34.48%
                            Period 2/27/98+     Year
      New York Fund           to 6/30/98    Ended 6/30/99
                            --------------- -------------
                                28.25%         100.06%
                            Period 10/1/98+
      New York Insured II     to 3/31/99
                              (unaudited)
                            ---------------
                                92.01%
                            Period 1/29/99+
      New York Insured III    to 3/31/99
                              (unaudited)
                            ---------------
                                34.88%

--------
+ Commencement of operations

Net Asset Value

  The net asset value per share of Common Stock of each Fund is determined after the close of business on the NYSE (generally, 4:00 p.m., Eastern time) on the last business day in each week. For purposes of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS is divided by the total number of shares of Common Stock outstanding at such time. Expenses, including the fees payable to FAM, are accrued daily.

  The New York Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, each Fund uses the valuations of portfolio securities furnished by a pricing service approved by its Board of Directors. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. New York Municipal Bonds and Municipal Bonds for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of each Fund under the general supervision of the Board of Directors of the Fund. The Board of Directors of each Fund has determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in futures contracts are valued at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Board of Directors of each Fund.

  Each Fund determines and makes available for publication the net asset value of its Common Stock weekly. Currently, the net asset values of shares of publicly traded closed-end investment companies investing in debt securities are published in Barron's, the Monday edition of The Wall Street Journal, and the Monday and Saturday editions of The New York Times.

Capital Stock

  Each of the Funds has outstanding both Common Stock and AMPS. The Common Stock of each of the Funds is traded on the NYSE. The shares of New York Insured Common Stock commenced trading on the NYSE on September 27, 1997. As of September 30, 1999, the net asset value per share of New York Insured Common Stock was $13.81 and the market price per share was $13.8125. The shares of New York Fund Common Stock commenced trading on the NYSE on March 2, 1998. As of September 30, 1999, the net asset value per share of New York Fund Common Stock was $13.10 and the market price per share was $13.125. The shares of New York Insured II Common Stock commenced trading on the NYSE on October 8, 1998. As of September 30, 1999, the net asset value per share of New York Insured II Common Stock was $12.16 and the market price per share was $12.125. The shares of New York Insured III Common Stock commenced trading on the NYSE on February 8, 1999. As of September 30, 1999, the net asset value per share of New York Insured III Common Stock was $12.22 and the market price per share was $13.25.

  Each Fund is authorized to issue 200,000,000 shares of capital stock, all of which shares initially were classified as Common Stock. The Board of Directors of each Fund is authorized to classify or reclassify any unissued shares of capital stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption. In connection with each respective Fund's offering of shares of AMPS, New York Insured reclassified 3,800 shares of unissued capital stock as AMPS, New York Fund reclassified 3,040 shares of unissued capital stock as AMPS, New York Insured II reclassified 2,120 shares of unissued capital stock as AMPS and New York Insured III reclassified 2,000 shares of unissued capital stock as AMPS.

 Common Stock

  Holders of each Fund's Common Stock are entitled to share equally in dividends declared by the Fund's Board of Directors payable to holders of the Common Stock and in the net assets of the Fund available for distribution to holders of the Common Stock after payment of the preferential amounts payable to holders of any outstanding preferred stock. See "Voting Rights" and "Liquidation Rights of Holders of AMPS" below. Holders of a Fund's Common Stock do not have preemptive or conversion rights and shares of a Fund's Common Stock are not redeemable. The outstanding shares of Common Stock of each Fund are fully paid and nonassessable.

  So long as any shares of a Fund's AMPS or any other preferred stock are outstanding, holders of the Fund's Common Stock will not be entitled to receive any dividends of or other distributions from the Fund unless all accumulated dividends on outstanding shares of the Fund's AMPS and any other preferred stock have been paid, and unless asset coverage (as defined in the Investment Company Act) with respect to such AMPS and any other preferred stock would be at least 200% after giving effect to such distributions.

 Preferred Stock

  The AMPS of each of the Funds have a similar structure. The AMPS of each Fund are shares of preferred stock of the Fund that entitle their holders to receive dividends when, as and if declared by the Board of Directors, out of funds legally available therefor, at a rate per annum that may vary for the successive dividend periods. The AMPS of all of the Funds have liquidation preferences of $25,000 per share; none of the Fund's AMPS are traded on any stock exchange or over-the-counter. Each Fund's AMPS can be purchased at an auction or through broker-dealers who maintain a secondary market in the AMPS.

  Auctions generally have been held and will be held every seven days for the AMPS of each of the Funds, unless the applicable Fund elects, subject to certain limitations, to declare a special dividend period. The following table provides information about the dividend rates for each series of AMPS of each of the Funds as of a recent auction.

        Auction Date              Fund             Series     Dividend Rate
        ------------      --------------------     ------     -------------     ---
      October 22, 1999    New York Insured            A           3.44%
      October 21, 1999    New York Insured            B           3.50%
      October 18, 1999    New York Fund               A           3.50%
      October 19, 1999    New York Fund               B           3.30%
      October 14, 1999    New York Insured II         A           3.50%
      October 15, 1999    New York Insured II         B           3.34%
      October 19, 1999    New York Insured III        A           3.45%

  Under the Investment Company Act, each Fund is permitted to have outstanding more than one series of preferred stock as long as no single series has priority over another series as to the distribution of assets of the Fund or the payment of dividends. Holders of a Fund's preferred stock do not have preemptive rights to purchase any shares of AMPS or any other preferred stock that might be issued. The net asset value per share of a Fund's AMPS equals its liquidation preference plus accumulated dividends per share.

  The redemption provisions pertaining to the AMPS of each Fund are substantially similar. It is anticipated that shares of AMPS of each Fund will generally be redeemable at the option of the Fund at a price equal to their liquidation preference of $25,000 per share plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption plus, under certain circumstances, a redemption premium. Shares of AMPS will also be subject to mandatory redemption at a price equal to their liquidation preference plus accumulated but unpaid dividends (whether or not earned or declared) to the date of redemption upon the occurrence of certain specified events, such as the failure of the Fund to maintain the asset coverage for the AMPS specified by Moody's and S&P in connection with their issuance of ratings on the AMPS.

 Certain Provisions of the Charter

  Each Fund's Charter includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors and could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. A Director may be removed from office with or without cause by vote of the holders of at least 66 2/3% of the votes entitled to be voted on the matter. A Director elected by all of the holders of capital stock may be removed only by action of such holders, and a Director elected by the holders of AMPS and any other preferred stock may be removed only by action of the holders of AMPS and any other preferred stock.

  In addition, the Charter of each Fund requires the favorable vote of the holders of at least 66 2/3% of all of the Fund's shares of capital stock, then entitled to be voted, voting as a single class, to approve, adopt or authorize the following:

  . a merger or consolidation or statutory share exchange of the Fund with any other corporation or entity,

  . a sale of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), or

  .  a liquidation or dissolution of the Fund,

unless such action has been approved, adopted or authorized by the affirmative vote of at least two-thirds of the total number of Directors fixed in accordance with the by-laws, in which case the affirmative vote of a majority of all of the votes entitled to be cast by stockholders of the Fund, voting as a single class, is required. Such approval, adoption or authorization of the foregoing also would require the favorable vote of at least a majority of the Fund's shares of preferred stock then entitled to be voted thereon, including the AMPS, voting as a separate class.

  In addition, conversion of a Fund to an open-end investment company would require an amendment to the Fund's Charter. The amendment would have to be declared advisable by the Board of Directors prior to its submission to stockholders. Such an amendment would require the affirmative vote of the holders of at least 66 2/3% of the Fund's outstanding shares of capital stock (including the AMPS and any other preferred stock) entitled to be voted on the matter, voting as a single class (or a majority of such shares if the amendment was previously approved, adopted or authorized by at least two-thirds of the total number of Directors fixed in accordance with the by-laws), and the affirmative vote of at least a majority of outstanding shares of preferred stock of a Fund (including the AMPS), voting as a separate class. Such a vote also would satisfy a separate requirement in the Investment Company Act that the change be approved by the stockholders. Stockholders of an open-end investment company may require the company to redeem their shares of common stock at any time (except in certain circumstances as authorized by or under the Investment Company Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. All redemptions will be made in cash. If the Fund is converted to an open-end investment company, it could be required to liquidate portfolio securities to meet requests for redemption and the Common Stock no longer would be listed on a stock exchange. Conversion to an open-end investment company would also require redemption of all outstanding shares of preferred stock (including the AMPS) and would require changes in certain of the Fund's investment policies and restrictions, such as those relating to the issuance of senior securities, the borrowing of money and the purchase of illiquid securities.

  The Board of Directors of each Fund has determined that the 66 2/3% voting requirements described above, which are greater than the minimum requirements under Maryland law or the Investment Company Act, are in the best interests of stockholders generally. Reference should be made to the Charter of each Fund on file with the SEC for the full text of these provisions.

Management of the Funds

  Directors and Officers. The Boards of Directors of New York Fund, New York Insured II and New York Insured III currently consist of the same seven persons, five of whom are not "interested persons," as defined in the Investment Company Act, of any of those Funds. The Board of Directors of New York Insured currently consists of seven persons, five of whom are not "interested persons" of New York Insured. Terry K. Glenn serves as a Director and President of each of the Funds, and Arthur Zeikel serves as a Director of each of the Funds. The Directors of each Fund are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act and under applicable Maryland law. The Funds have the same slate of officers with a few exceptions. For further information regarding the Directors and officers of each Fund, see "Item 2. Election of Directors" and Exhibit I-- "Information Pertaining to Each Fund."

  Robert A. DiMella and Roberto W. Roffo serve as the portfolio managers for New York Insured II and New York Insured III. Robert A. DiMella and Robert D. Sneeden serve as the portfolio managers for New York Insured and New York Fund. Mr. DiMella and Mr. Sneeden will continue to serve as the portfolio managers of the combined fund after the Reorganization. The portfolio managers are primarily responsible for the management of the applicable Fund's portfolio. Biographical information about Messrs. DiMella, Roffo and Sneeden is contained in Exhibit I--"Information Pertaining to Each Fund."

  Management and Advisory Arrangements. FAM, which is owned and controlled by ML & Co., serves as the investment adviser for each of the Funds pursuant to separate investment advisory agreements that, except for their termination dates, are identical. FAM provides each Fund with the same investment advisory and management services. The Asset Management Group of ML & Co. (which includes FAM) acts as the investment adviser to more than 100 registered investment companies and offers services to individuals and institutional accounts. As of September 1999, the Asset Management Group had a total of approximately $514 billion in investment company and other portfolio assets under management (approximately $38.5 billion of which were invested in municipal securities). This amount includes assets managed for certain affiliates of FAM. FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services, Inc. FAM was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

  Each Fund's investment advisory agreement with FAM provides that, subject to the supervision of the Board of Directors of the Fund, FAM is responsible for the actual management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security for each Fund rests with FAM, subject to review by the Board of Directors of the Fund.

  FAM provides the portfolio management for each of the Funds. Such portfolio management considers analyses from various sources (including brokerage firms with which each Fund does business), makes the necessary investment decisions, and places orders for transactions accordingly. FAM also is responsible for the performance of certain administrative and management services for each Fund.

  For the services provided by FAM under each Fund's investment advisory agreement, the Fund pays a monthly fee at an annual rate of .55 of 1% of the Fund's average weekly net assets (i.e., the average weekly value of the total assets of the Fund, including assets acquired from the sale of preferred stock, minus the sum of accrued liabilities of the Fund and accumulated dividends on its shares of preferred stock). For purposes of this calculation, average weekly net assets are determined at the end of each month on the basis of the average net assets of the Fund for each week during the month. The assets for each weekly period are determined by averaging the net assets at the last business day of a week with the net assets at the last business day of the prior week.

  Each Fund's investment advisory agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the compensation of all Directors of the Fund who are affiliated persons of FAM or any of its affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, stock certificates and stockholder reports, charges of the custodian and the transfer agent, dividend disbursing agent and registrar, fees and expenses with respect to the issuance of AMPS, SEC fees, fees and expenses of unaffiliated Directors, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Fund. FAM provides accounting services to each Fund, and each Fund reimburses FAM for its respective costs in connection with such services.

  Unless earlier terminated as described below, the investment advisory agreement between each Fund and FAM will continue from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund's Common Stock and AMPS, voting together as a single class, and (b) by a majority of the Directors of the Fund who are not parties to such contract or "interested persons," as defined in the Investment Company Act, of any such party. The contract is not assignable and it may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the stockholders of the Fund.

  Securities held by a Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by FAM for a Fund or other funds for which it acts as investment adviser or for advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by FAM (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

Code of Ethics

  The Board of Directors of each of the Funds has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act that incorporates the Code of Ethics of FAM (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of FAM and, as described below, impose additional, more onerous, restrictions on Fund investment personnel.

  The Codes require that all employees of FAM preclear any personal securities investment (with limited exceptions, such as U.S. Government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of FAM include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by FAM. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of each of the Funds within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

Voting Rights

  Voting rights are identical for the holders of shares of each Fund's Common Stock. Holders of each Fund's Common Stock are entitled to one vote for each share held and will vote with the holders of any outstanding shares of the Fund's AMPS or other preferred stock on each matter submitted to a vote of holders of Common Stock, except as set forth below.

  Voting rights of the holders of each Fund's AMPS are identical. Except as otherwise indicated below, and except as otherwise required by applicable law, holders of shares of a Fund's AMPS will be entitled to one vote per share on each matter submitted to a vote of the Fund's stockholders and will vote together with the holders of shares of the Fund's Common Stock as a single class.

  The shares of each Fund's Common Stock, AMPS and any other preferred stock do not have cumulative voting rights, which means that the holders of more than 50% of the shares of a Fund's Common Stock, AMPS and any other preferred stock voting for the election of Directors can elect all of the Directors standing for election by such holders, and, in such event, the holders of the remaining shares of a Fund's Common Stock, AMPS and any other preferred stock will not be able to elect any of such Directors.

  In connection with the election of a Fund's Directors, holders of shares of a Fund's AMPS, voting separately as a class, shall be entitled at all times to elect two of the Fund's Directors, and the remaining Directors will be elected by holders of shares of the Fund's Common Stock and shares of the Fund's AMPS and any other preferred stock, voting together as a single class. In addition, if at any time dividends on outstanding shares of a Fund's AMPS shall be unpaid in an amount equal to at least two full years' dividends thereon or if at any time holders of any shares of a Fund's preferred stock are entitled, together with the holders of shares of the Fund's AMPS, to elect a majority of the Directors of the Fund under the Investment Company Act, then the number of Directors constituting the Board of Directors automatically shall be increased by the smallest number that, when added to the two Directors elected exclusively by the holders of shares of AMPS and any other preferred stock as described above, would constitute a majority of the Board of Directors as so increased by such smallest number, and at a special meeting of stockholders which will be called and held as soon as practicable, and at all subsequent meetings at which Directors are to be elected, the holders of shares of the Fund's AMPS and any other preferred stock, voting separately as a class, will be entitled to elect the smallest number of additional Directors that, together with the two Directors which such holders in any event will be entitled to elect, constitutes a majority of the total number of Directors of the Fund as so increased. The terms of office of the persons who are Directors at the time of that election will continue. If the Fund thereafter shall pay, or declare and set apart for payment in full, all dividends payable on all outstanding shares of AMPS and any other preferred stock for all past dividend periods, the additional voting rights of the holders of shares of AMPS and any other preferred stock as described above shall cease, and the terms of office of all of the additional Directors elected by the holders of shares of AMPS and any other preferred stock (but not of the Directors with respect to whose election the holders of shares of Common Stock were entitled to vote or the two Directors the holders of shares of AMPS and any other preferred stock have the right to elect in any event) will terminate automatically.

  The affirmative vote of the holders of a majority of the outstanding shares of a Fund's AMPS, voting as a separate class, will be required to (i) authorize, create or issue any class or series of stock ranking prior to any series of preferred stock with respect to payment of dividends or the distribution of assets on liquidation, (ii) amend, alter or repeal the provisions of the Charter, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Charter of holders of preferred stock, (iii) approve any plan of reorganization adversely affecting such AMPS or (iv) take any action to change a fund's investment policies requiring a vote of stockholders under Section 13(a) of the Investment Company Act.

Stockholder Inquiries

  Stockholder inquiries with respect to any of the Funds may be addressed to such Fund by telephone at (609) 282-2800 or at the address set forth on the cover page of this Proxy Statement and Prospectus.

Dividends and Distributions

  The Funds' current policies with respect to dividends and distributions relating to shares of their Common Stock are identical. Each Fund intends to distribute all or a portion of its net investment income monthly to holders of a Fund's Common Stock. Monthly distributions to holders of a Fund's Common Stock normally consist of all or a portion of its net investment income remaining after the payment of dividends (and any Additional Distribution) on the Fund's AMPS. A Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of dividends to holders of Common Stock. As a result, the dividend paid by a Fund to holders of its Common Stock for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. For Federal tax purposes, the Fund is required to distribute substantially all of its net investment income for each year. All net realized long-term or short-term capital gains, if any, are distributed pro rata at least annually to holders of shares of a Fund's Common Stock and AMPS. While any shares of a Fund's AMPS are outstanding, the Fund may not declare any cash dividend or other distribution on the Fund's Common Stock, unless at the time of such declaration (1) all accumulated dividends on the Fund's AMPS, including any Additional Distribution, have been paid, and (2) the net asset value of the Fund's portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of the liquidation value of the Fund's outstanding shares of AMPS. If a Fund's ability to make distributions on its Common Stock is limited, such limitation could under certain circumstances impair the ability of the Fund to maintain its qualification for taxation as a regulated investment company, which would have adverse tax consequences for stockholders. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders."

  Similarly, the Funds' current policies with respect to dividends and distributions on shares of their AMPS are identical. The holders of shares of a Fund's AMPS are entitled to receive, when, as and if declared by the Board of Directors of the Fund, out of funds legally available therefor, cumulative cash dividends on their shares. Dividends on a Fund's shares of AMPS so declared and payable shall be paid (i) in preference to and in priority over any dividends so declared and payable on the Fund's Common Stock, and (ii) to the extent permitted under the Code and to the extent available, out of net tax-exempt income earned on the Fund's investments. Dividends for each Fund's AMPS are paid through The Depository Trust Company ("DTC") (or a successor securities depository) on each dividend payment date. DTC's normal procedures now provide for it to distribute dividends in same-day funds to agent members, who in turn are expected to distribute such dividends to the person for whom they are acting as agent in accordance with the instructions of such person. Prior to each dividend payment date, the relevant Fund is required to deposit with the Auction Agent sufficient funds for the payment of such declared dividends. None of the Funds intends to establish any reserves for the payment of dividends, and no interest will be payable in respect of any dividend payment or payment on the shares of a Fund's AMPS which may be in arrears.

  Dividends paid by each Fund, to the extent paid from tax-exempt income earned on New York Municipal Bonds, are exempt from Federal income tax and New York State and New York City personal income taxes, subject to the possible application of the Federal alternative minimum tax. However, each Fund is required to allocate net capital gains and other income subject to regular Federal income tax and New York State and New York City personal income taxes, if any, proportionately between shares of its Common Stock and shares of its AMPS in accordance with the current position of the IRS described herein. See "Tax Rules Applicable to the Funds and their Shareholders" below. Each Fund notifies the Auction Agent of the amount of any net capital gains or other taxable income to be included in any dividend on shares of AMPS prior to the auction establishing the applicable rate for such dividend. The Auction Agent in turn notifies each broker-dealer whenever it receives any such notice from a Fund, and each broker-dealer then notifies its customers who are holders of the Fund's AMPS. Each Fund also may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of taxable income allocable to shares of a Fund's AMPS will depend upon the amount of such income realized by the Fund and other factors, but generally is not expected to be significant.

  For information concerning the manner in which dividends and distributions to holders of each Fund's Common Stock may be reinvested automatically in shares of the Fund's Common Stock, see "Automatic Dividend Reinvestment Plan" below. Dividends and distributions will be subject to the tax treatment discussed below, whether they are reinvested in shares of a Fund or received in cash.

  If any Fund retroactively allocates any net capital gains or other income subject to regular Federal income tax and New York State and New York City personal income taxes to shares of its AMPS without having given advance notice thereof as described above, which only may happen when such allocation is made as a result of the redemption of all or a portion of the outstanding shares of its AMPS or the liquidation of the Fund, the Fund will make certain payments to holders of shares of its AMPS to which such allocation was made to offset substantially the tax effect thereof. In no other instances will the Fund be required to make payments to holders of shares of its AMPS to offset the tax effect of any reallocation of net capital gains or other taxable income.

Automatic Dividend Reinvestment Plan

  Pursuant to each Fund's Automatic Dividend Reinvestment Plan (each, a "Plan"), unless a holder of a Fund's Common Stock elects otherwise, all dividend and capital gains distributions are automatically reinvested by either The Bank of New York or State Street Bank and Trust Company, as applicable, as agent for stockholders in administering the Plan (as applicable, the "Plan Agent"), in additional shares of the Fund's Common Stock. The Bank of New York is the Plan Agent for New York Insured and will be the Plan Agent following the Reorganization. Holders of a Fund's Common Stock who elect not to participate in the Plan receive all distributions in cash paid by check mailed directly to the stockholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent. Such stockholders may elect not to participate in the Plan and to receive all distributions of dividends and capital gains in cash by sending written instructions to The Bank of New York or State Street Bank and Trust Company, as applicable, as dividend paying agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or capital gains distribution.

  Whenever a Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan receive cash, and participants in the Plan receive the equivalent in shares of the Fund's Common Stock. The shares are acquired by the Plan Agent for the participant's account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of the Fund's Common Stock from the Fund ("newly-issued shares") or (ii) by purchase of outstanding shares of the Fund's Common Stock on the open market ("open-market purchases"), on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share of the Fund's Common Stock is equal to or less than the market price per share of the Fund's Common Stock plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent invests the dividend amount in newly-issued shares on behalf of the participant. The number of newly-issued shares of the Fund's Common Stock to be credited to the participant's account is determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then-current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value (such condition being referred to herein as "market discount"), the Plan Agent invests the dividend amount in shares acquired on behalf of the participant in open-market purchases.

  In the event of a market discount on the dividend payment date, the Plan Agent has until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend payment date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. Each Fund intends to pay monthly income dividends. Therefore, the period during which open-market purchases can be made exists only from the payment date on the dividend through the date before the next "ex-dividend" date, which typically is approximately ten days. If, before the Plan Agent has completed its open-market purchases, the market price of a share of a Fund's Common Stock exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly-issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent ceases making open-market purchases and invests the uninvested portion of the dividend amount in newly-issued shares at the close of business on the last purchase date.

  The Plan Agent maintains all stockholders' accounts in the Plan and furnishes written confirmation of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each Plan participant are held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy includes those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants.

  In the case of stockholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholders as representing the total amount registered in the record stockholder's name and held for the account of beneficial owners who are to participate in the Plan.

  There are no brokerage charges with respect to shares issued directly by any Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

  The automatic reinvestment of dividends and distributions does not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders."

  Stockholders participating in the Plan may receive benefits not available to stockholders not participating in the Plan. If the market price (plus commissions) of a Fund's shares of Common Stock is higher than net asset value, participants in the Plan receive shares of the Fund's Common Stock at less than they otherwise could purchase them and have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is less than net asset value, participants receive distributions of shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions of shares at prices below the net asset value. Also, since the Funds normally do not redeem their shares, the price on resale may be more or less than the net asset value. See "Comparison of the Funds-- Tax Rules Applicable to the Funds and their Stockholders" for a discussion of the tax consequences of the Plan.

  Each Fund reserves the right to amend or terminate its Plan. There is no direct service charge to participants in the Plan; however, each Fund reserves the right to amend its Plan to include a service charge payable by the participants.

  After the Reorganization, a holder of shares of an Acquired Fund who has elected to receive dividends in cash will continue to receive dividends in cash; all other holders will have their dividends automatically reinvested in shares of the combined fund. However, if a stockholder owns shares in an Acquired Fund and in New York Insured, after the Reorganization, the stockholder's election with respect to the dividends of New York Insured will control unless the stockholder specifically elects a different option at that time. Following the Reorganization, all correspondence should be directed to the Plan Agent, The Bank of New York, at 101 Barclay Street, New York, New York 10286.

Mutual Fund Investment Option

  A holder of Common Stock of any Fund, who purchased his or her shares through Merrill Lynch in the Fund's initial public offering, has the right to reinvest the net proceeds from a sale of such shares in Class D shares of certain Merrill Lynch-sponsored open-end funds without the imposition of an initial sales charge, if certain conditions are satisfied. A holder of Common Stock of an Acquired Fund who qualifies for this option will have the same option with respect to the shares of New York Insured Common Stock received in the Reorganization.

Liquidation Rights of Holders of AMPS

  Upon any liquidation, dissolution or winding up of any Fund, whether voluntary or involuntary, the holders of shares of the Fund's AMPS will be entitled to receive, out of the assets of the Fund available for distribution to stockholders, before any distribution or payment is made upon any shares of the Fund's Common Stock or any other capital stock of the Fund ranking junior in right of payment upon liquidation to AMPS, $25,000 per share together with the amount of any dividends accumulated but unpaid (whether or not earned or declared) thereon to the date of distribution, and after such payment the holders of AMPS will be entitled to no other payments except for any additional dividends. If such assets of the Fund shall be insufficient to make the full liquidation payment on the AMPS and liquidation payments on any other outstanding class or series of preferred stock of the Fund ranking on a parity with the AMPS as to payment upon liquidation, then such assets will be distributed among the holders of shares of AMPS and the holders of shares of such other class or series ratably in proportion to the respective preferential amounts to which they are entitled. After payment of the full amount of liquidation distribution to which they are entitled, the holders of shares of a Fund's AMPS will not be entitled to any further participation in any distribution of assets by the Fund except for any additional dividends. A consolidation, merger or share exchange of a Fund with or into any other entity or entities or a sale, whether for cash, shares of stock, securities or properties, of all or substantially all or any part of the assets of the Fund shall not be deemed or construed to be a liquidation, dissolution or winding up of the Fund for this purpose.

Tax Rules Applicable to the Funds and their Stockholders

  The tax consequences of investing in shares of Common Stock or AMPS of each of the Funds are identical. Each of the Funds has elected and qualified for the special tax treatment afforded RICs under the Code. As a result, in any taxable year in which they distribute an amount equal to at least 90% of taxable net income and 90% of tax-exempt net income (see below), the Funds are not subject to Federal income tax to the extent that they distribute their net investment income and net realized capital gains. In all taxable years through the taxable year of the Reorganization, each Fund has distributed substantially all of its income. New York Insured intends to continue to distribute substantially all of its income following the Reorganization.

  Each Fund is qualified to pay "exempt-interest dividends" as defined in
Section 852(b)(5) of the Code. Under such section, if, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income for Federal income tax purposes ("tax-exempt obligations") under
Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Fund is qualified to pay exempt-interest dividends to its stockholders. Exempt-interest dividends are dividends or any part thereof paid by a Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to stockholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to a Fund's stockholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they are excludable from a stockholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax purposes to the extent attributable to exempt-interest dividends. A tax adviser should be consulted with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a stockholder would be treated as a "substantial user" or "related person" under Code Section 147(a) with respect to property financed with the proceeds from an issue of PABs or IDBs if any, held by a Fund.

  The portion of exempt-interest dividends paid from interest received by a Fund from New York Municipal Bonds also is exempt from New York State and New York City personal income taxes. However, exempt-interest dividends paid to a corporate stockholder are subject to New York State corporation franchise tax and New York City general corporation tax. Stockholders subject to income taxation by states other than New York and cities other than New York City realize a lower after-tax rate of return than New York State and City stockholders since the dividends distributed by a Fund generally are not exempt, to any significant degree, from income taxation by such other states or cities. Each Fund informs its stockholders annually as to the portion of the Fund's distributions that constitutes exempt-interest dividends and the portion that is exempt from New York State and New York City personal income taxes. Interest on indebtedness incurred or continued to purchase or carry a Fund's shares is not deductible for Federal income tax or New York State or New York City personal income tax purposes to the extent attributable to exempt-interest dividends.

  The IRS, in a revenue ruling, held that certain AMPS would be treated as stock for Federal income tax purposes. The terms of the currently outstanding AMPS of each of the Funds, as well as the Series C, D and E AMPS to be issued by New York Insured Fund, are substantially similar, but not identical, to the AMPS discussed in the revenue ruling. In the opinion of Brown & Wood LLP, counsel to all four Funds, the shares of each Fund's currently outstanding AMPS, as well as the Series C, D and E AMPS to be issued by New York Insured, constitute stock, and distributions with respect to shares of such AMPS (other than distributions in redemption of shares of AMPS subject to Section 302(b) of the Code) will constitute dividends to the extent of current and accumulated earnings and profits as calculated for Federal income tax purposes. Nevertheless, the IRS could take a contrary position, asserting, for example, that the shares of AMPS constitute debt. If this position were upheld, the discussion of the treatment of distributions below would not apply to holders of shares of AMPS. Instead, distributions by each Fund to holders of shares of its AMPS would constitute interest, whether or not they exceed the earnings and profits of the Fund, would be included in full in the income of the recipient and taxed as ordinary income. Counsel believes that such a position, if asserted by the IRS, would be unlikely to prevail.

  To the extent that a Fund's distributions are derived from interest on its taxable investments or from an excess of net short-term capital gains over net long-term capital losses ("ordinary income dividends"), such distributions are considered taxable ordinary income for Federal income tax and New York State and New York City personal income tax purposes. Distributions, if any, from an excess of net long-term capital gains over net short-term capital losses derived from the sale of securities or from certain transactions in futures or options ("capital gain dividends") are taxable as long-term capital gains for Federal income tax purposes, regardless of the length of time the stockholder has owned Fund shares, and for New York State and New York City personal income tax purposes will be treated as capital gains which are taxed at ordinary income rates. Certain categories of capital gains are taxable at different rates for Federal income tax purposes. Generally not later than 60 days after the close of its taxable year, a Fund provides its stockholders with a written notice designating the amounts of any exempt-interest dividends and capital gain dividends, as well as any amount of capital gain dividends in the different categories of capital gain referred to above. Distributions by a Fund, whether from exempt-interest income, ordinary income or capital gains, are not eligible for the dividends received deduction for corporations under the Code.

  A loss realized on a sale or exchange of shares of a Fund is disallowed if other Fund shares are acquired (whether under the Automatic Dividend Reinvestment Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

  All or a portion of a Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by stockholders. Any loss upon the sale or exchange of Fund shares held for six months or less is treated as long-term capital loss to the extent of exempt-interest dividends received by the stockholder. In addition, such loss is disallowed to the extent of any capital gain dividends received by the stockholder. Distributions in excess of a Fund's earnings and profits first will reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). If a Fund pays a dividend in January which was declared in the previous October, November or December to stockholders of record on a specified date in one of such months, then such dividend is treated for tax purposes as paid by the Fund and received by its stockholders on December 31 of the year in which such dividend was declared.

  The IRS has taken the position in a revenue ruling that if a RIC has two or more classes of shares it may designate distributions made to each class in any year as consisting of no more than such class' proportionate share of particular types of income, including exempt-interest dividends and capital gain dividends. A class's proportionate share of a particular type of income is determined according to the percentage of total dividends paid by the RIC during such year that was paid to such class. Consequently, when Common Stock and one or more series of AMPS are outstanding, each Fund intends to designate distributions made to the classes as consisting of particular types of income in accordance with each class's proportionate share of such income. After the Reorganization, New York Insured will, likewise, so designate distributions with respect to its Common Stock and its AMPS, Series A, B, C, D and E. Each Fund may notify the Auction Agent of the amount of any net capital gains and other taxable income to be included in any dividend on shares of its AMPS prior to the auction establishing the applicable rate for such dividend. Except for the portion of any dividend that a Fund informs the Auction Agent will be treated as capital gains or other taxable income, the dividends paid on the shares of AMPS constitute exempt-interest dividends. Alternatively, each Fund may include such income in a dividend on shares of its AMPS without giving advance notice thereof if it increases the dividend by an additional amount to offset the tax effect thereof. The amount of net capital gains and ordinary income allocable to shares of a Fund's AMPS (the "taxable distribution") depends upon the amount of such gains and income realized by the Fund and the total dividends paid by the Fund on shares of its Common Stock and shares of its AMPS during a taxable year, but the taxable distribution generally is not significant.

  In the opinion of Brown & Wood LLP, counsel to all four Funds, under current law the manner in which each Fund allocates, and New York Insured Fund will allocate, items of tax-exempt income, net capital gains, and other taxable income, if any, among shares of Common Stock and outstanding AMPS (including, for New York Insured, Series A and B AMPS and the newly issued series of AMPS) will be respected for Federal income tax purposes. However, the tax treatment of additional dividends may affect a Fund's calculation of each class' allocable share of capital gains and other taxable income. In addition, there is currently no direct guidance from the IRS or other sources specifically addressing whether a Fund's method for allocating tax-exempt income, net capital gains and other taxable income among shares of Common Stock and the outstanding series of AMPS will be respected for Federal income tax purposes, and it is possible that the IRS could disagree with counsel's opinion and attempt to reallocate a Fund's net capital gains or other taxable income. In the event of a reallocation, some of the dividends identified by a Fund as exempt-interest dividends to holders of shares of its AMPS could be recharacterized as additional capital gains or other taxable income. In the event of such recharacterization, a Fund is not required to make payments to such stockholders to offset the tax effect of such reallocation. In addition, a reallocation could cause a Fund to be liable for income tax and excise tax on all reallocated taxable income. Brown & Wood LLP advised each Fund that, in its opinion, if the IRS were to challenge in court a Fund's allocations of income and gain, the IRS would be unlikely to prevail. The opinion of Brown & Wood LLP, however, represents only its best legal judgment and is not binding on the IRS or the courts.

  The Code requires a RIC to pay a nondeductible 4% excise tax to the extent it does not distribute during each calendar year 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined in general, on an October 31 year-end, plus certain undistributed amounts from previous years. The required distributions, however, are based only on the taxable income of a RIC. The excise tax, therefore, generally does not apply to the tax-exempt income of RICs, such as the Funds, that pay exempt-interest dividends.

  The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. "Private activity bonds" are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax preference" which could subject investors in such bonds, including stockholders of the Funds, to an increased Federal alternative minimum tax. Each Fund purchases such "private activity bonds" and reports to stockholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings" which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by a Fund is included in adjusted current earnings, a corporate stockholder may be required to pay a Federal alternative minimum tax on exempt-interest dividends paid by such Fund.

  New York Fund may invest in non-investment grade obligations, as previously described. Furthermore, the Funds may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments ("nontraditional instruments"). These instruments may be subject to special tax rules under which a Fund may be required to accrue and distribute income before amounts due under the obligations are paid. In addition, it is possible that all or a portion of the interest payments on such non-investment grade obligations and/or nontraditional instruments could be recharacterized as taxable ordinary income.

  If at any time when shares of AMPS are outstanding a Fund does not meet the asset coverage requirements of the Investment Company Act, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Dividends and Distributions." This may prevent such Fund from distributing at least 90% of its net investment income and may, therefore, jeopardize the Fund's qualification for taxation as a RIC. If a Fund were to fail to qualify as a RIC, some or all of the distributions paid by the Fund would be fully taxable to stockholders for Federal income and New York State and New York City personal income tax purposes. Upon any failure to meet the asset coverage requirements of the Investment Company Act, a Fund, in its sole discretion, may redeem shares of AMPS in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its stockholders of failing to qualify as a RIC. There can be no assurance, however, that any such action would achieve such objectives.

  As noted above, a Fund must distribute annually at least 90% of its net taxable and tax-exempt interest income. A distribution will only be counted for this purpose if it qualifies for the dividends paid deduction under the Code. Some types of preferred stock that the Funds have issued and that New York Insured contemplates issuing may raise a question as to whether distributions on such preferred stock are "preferential" under the Code and, therefore, not eligible for the dividends paid deduction. Counsel has advised the Funds that the outstanding preferred stock and the preferred stock to be issued by New York Insured will not result in the payment of a preferential dividend. If a Fund ultimately relies solely on a legal opinion when it issues such preferred stock, there is no assurance that the IRS would agree that dividends on the preferred stock are not preferential. If the IRS successfully disallowed the dividends paid deduction for dividends on the preferred stock, the Funds could be disqualified as RICs. In this case, dividends paid by the Funds on the Common Stock and the AMPS would not be exempt from Federal income taxes. Additionally, the Funds would be subject to the Federal alternative minimum tax.

  Under certain circumstances, when a Fund is required to allocate taxable income to the AMPS, it will pay Additional Distributions to holders of shares of AMPS. The Federal income tax consequences of Additional Distributions under existing law are uncertain. The Funds treat and New York Insured intends to continue to treat a holder as receiving a dividend distribution in the amount of any Additional Distribution only as and when such Additional Distribution is paid. An Additional Distribution generally is designated by a Fund as an exempt-interest dividend except as otherwise required by applicable law. However, the IRS may assert that all or part of an Additional Distribution is a taxable dividend either in the taxable year for which the allocation of taxable income is made or in the taxable year in which the Additional Distribution is paid.

  The value of shares acquired pursuant to a Fund's dividend reinvestment plan is generally excluded from gross income to the extent that the cash amount reinvested would be excluded from gross income. If, when a Fund's shares are trading at a premium over net asset value, the Fund issues shares pursuant to the dividend reinvestment plan that have a greater fair market value than the amount of cash reinvested, it is possible that all or a portion of such discount (which may not exceed 5% of the fair market value of the Fund's shares) could be viewed as a taxable distribution. If the discount is viewed as a taxable distribution, it is also possible that the taxable character of this discount would be allocable to all of the stockholders, including stockholders who do not participate in the Fund's dividend reinvestment plan. Thus, stockholders who do not participate in the dividend reinvestment plan, as well as dividend reinvestment plan participants, might be required to report as ordinary income a portion of their distributions equal to the allocable share of the discount.

  Under certain provisions of the Code, some stockholders may be subject to a 31% withholding tax on certain ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, stockholders subject to backup withholding will be those for whom no taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such stockholder is not otherwise subject to backup withholding.

  Ordinary income dividends paid to stockholders who are nonresident aliens or foreign entities are subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident stockholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

  The Code provides that every stockholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Funds) during the taxable year.

  Tax Treatment of Options and Futures Transactions. Each Fund may purchase or sell municipal bond index financial futures contracts and interest rate financial futures contracts on U.S. Government securities. Each Fund may also purchase and write call and put options on such financial futures contracts. In general, unless an election is available to a Fund or an exception applies, such options and financial futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or financial futures contract will be treated as sold for its fair market value on the last day of the taxable year, and any gain or loss attributable to Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. Application of these rules to
Section 1256 contracts held by a Fund may alter the timing and character of distributions to stockholders. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.

  Code Section 1092, which applies to certain "straddles," may affect the taxation of a Fund's sales of securities and transactions in financial futures contracts and related options. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or the related options.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations and New York State and New York City tax laws presently in effect. For the complete provisions, reference should be made to the pertinent Code sections, the Treasury Regulations promulgated thereunder and the applicable tax laws. The Code and the Treasury Regulations, as well as the New York State and New York City tax laws, are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

  Stockholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local tax consequences of an investment in a Fund.

AGREEMENT AND PLAN OF REORGANIZATION

General

  Under the Agreement and Plan of Reorganization (attached hereto as Exhibit
II), (i) New York Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of New York Fund, in exchange solely for shares of an equal aggregate value of New York Insured Common Stock and New York Insured Series C AMPS to be issued by New York Insured, (ii) New York Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of New York Insured II, in exchange solely for shares of an equal aggregate value of New York Insured Common Stock and New York Insured Series D AMPS to be issued by New York Insured and (iii) New York Insured will acquire substantially all of the assets, and will assume substantially all of the liabilities, of New York Insured III, in exchange solely for shares of an equal aggregate value of New York Insured Common Stock and New York Insured Series E AMPS to be issued by New York Insured. The number of shares of New York Insured Common Stock issued to each Acquired Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of Common Stock of that Acquired Fund (except that cash will be paid in lieu of any fractional shares), and the number of shares of New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS issued to New York Fund, New York Insured II and New York Insured III, respectively, will have an aggregate liquidation preference and value equal to the aggregate liquidation preference and value of each such Fund's AMPS. Upon receipt by the Acquired Funds of such shares, the Acquired Funds will (i) distribute the shares of New York Insured Common Stock to the holders of New York Fund Common Stock, New York Insured II Common Stock and New York Insured III Common Stock, as applicable, in exchange for their shares of

Common Stock in the Acquired Funds and (ii) distribute the shares of New York Insured Series C AMPS to the holders of New York Fund AMPS, the shares of New York Insured Series D AMPS to the holders of New York Insured II AMPS and the shares of New York Insured Series E AMPS to the holders of New York Insured III AMPS, in exchange for their shares of AMPS in the Acquired Funds. New York Insured will file Articles Supplementary establishing the powers, rights and preferences of the New York Insured Series C AMPS, the New York Insured Series D AMPS and the New York Insured Series E AMPS with the State Department of Assessments and Taxation of Maryland (the "Maryland Department") prior to the closing of the Reorganization. As soon as practicable after the date that the Reorganization takes place (the "Exchange Date"), each of the Acquired Funds will file Articles of Dissolution with the Maryland Department to effect the formal dissolution of such Fund, and will dissolve.

  Each of the Acquired Funds will distribute the shares of New York Insured Common Stock and the shares of New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS received by it pro rata to its holders of record of Common Stock and AMPS, as applicable, in exchange for such stockholders' shares in the Acquired Funds. Such distribution would be accomplished by opening new accounts on the books of New York Insured in the names of the common and preferred stockholders of each of the Acquired Funds and transferring to those stockholder accounts the New York Insured Common Stock or New York Insured AMPS previously credited on those books to the accounts of the Acquired Funds. Each newly-opened account on the books of New York Insured for the previous holders of Common Stock of the Acquired Funds would represent the respective pro rata number of shares of New York Insured Common Stock (rounded down, in the case of fractional shares, to the next largest number of whole shares) due such holder of Common Stock. No fractional shares of New York Insured Common Stock will be issued. In lieu thereof, New York Insured's transfer agent, The Bank of New York, will aggregate all fractional shares of New York Insured Common Stock and sell the resulting whole shares on the NYSE for the account of all holders of fractional interests, and each such holder will be entitled to the pro rata share of the proceeds from such sale upon surrender of the Common Stock certificates of the applicable Acquired Fund. Similarly, each newly-opened account on the books of New York Insured for the previous holders of AMPS of an Acquired Fund would represent the respective pro rata number of shares of New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS due such holder of AMPS. See "Surrender and Exchange of Stock Certificates" below for a description of the procedures to be followed by the stockholders of the Acquired Funds to obtain their New York Insured Common Stock (and cash in lieu of fractional shares, if any). Because AMPS are held in "street name" by the Depository Trust Company, all transfers are accomplished by book entry and no surrender of share certificates representing AMPS is necessary.

  Accordingly, as a result of the Reorganization, every holder of Common Stock of an Acquired Fund would own shares of New York Insured Common Stock that (except for cash payments received in lieu of fractional shares) would have an aggregate net asset value immediately after the Exchange Date equal to the aggregate net asset value of that stockholder's Common Stock immediately prior to the Exchange Date. Since the New York Insured Common Stock would be issued at net asset value and the shares of Common Stock of the Acquired Fund would be valued at net asset value for the purposes of the exchange, the holders of Common Stock of each of the Funds will not be diluted as a result of the Reorganization. Similarly, since the New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS would be issued at a liquidation preference and value per share equal to the liquidation preference and value per share of the AMPS of the Acquired Funds, holders of AMPS of each of the Funds will not be diluted as a result of the Reorganization. However, as a result of the Reorganization, a stockholder of any of the Funds likely will hold a reduced percentage of ownership in the larger combined entity than he or she did in any of the constituent Funds.

Procedure

  At meetings of the Boards of Directors of each of the Acquired Funds, and at a meeting of the Board of Directors of New York Insured, the Board of Directors of each of the Funds, including all of the Directors who are not "interested persons," as defined in the Investment Company Act, of the applicable Fund, unanimously approved the Agreement and Plan of Reorganization and the submission of such Agreement and Plan of Reorganization to the stockholders of each of the Funds for approval.

  Also, the Board of Directors of New York Insured approved the filing of Articles Supplementary establishing the powers, rights and preferences of the New York Insured Series C AMPS, the New York Insured Series D AMPS and the New York Insured Series E AMPS in order that they may be distributed to holders of AMPS of each of the Acquired Funds as part of the Reorganization.

  As a result of such Board approvals, the Funds have jointly filed this proxy statement with the SEC soliciting a vote of the stockholders of each of the Funds to approve the Reorganization. The costs of such solicitation are to be paid by New York Insured after the Reorganization so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. Annual meetings of stockholders of the Funds will be held on December 15, 1999. If the stockholders of all four Funds approve the Reorganization, the Reorganization will take place as soon as practicable after such approval, provided that the Funds have obtained prior to that time a favorable private letter ruling from the IRS concerning the tax consequences of the Reorganization as set forth in the Agreement and Plan of Reorganization or an opinion of counsel to the same effect.

  The Boards of Directors of New York Insured, New York Fund, New York Insured II and New York Insured III recommend that the stockholders of the respective Funds approve the Agreement and Plan of Reorganization.

Terms of the Agreement and Plan of Reorganization

  The following is a summary of the significant terms of the Agreement and Plan of Reorganization. This summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization, attached hereto as Exhibit II.

  Valuation of Assets and Liabilities. The respective assets of each of the Funds will be valued on the business day prior to the Exchange Date (the "Valuation Date"). The valuation procedures are the same for all four Funds: net asset value per share of the Common Stock of each Fund will be determined after the close of business on the NYSE (generally, 4:00 P.M., Eastern time) on the Valuation Date. For the purpose of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the issuing Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of the issuing Fund is divided by the total number of shares of Common Stock of the issuing Fund outstanding at such time. Daily expenses, including the fees payable to FAM, will accrue on the Valuation Date.

  The New York Municipal Bonds and Municipal Bonds in which each Fund invests are traded primarily in the over-the-counter markets. In determining net asset value on the Valuation Date, each Fund will use the valuations of portfolio securities furnished by a pricing service approved by the Boards of Directors of the Funds. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. New York Municipal Bonds and Municipal Bonds for which quotations are not readily available will be valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The Boards of Directors of the Funds have determined in good faith that the use of a pricing service is a fair method of determining the valuation of portfolio securities. Positions in financial futures contracts will be valued on the Valuation Date at closing prices for such contracts established by the exchange on which they are traded, or if market quotations are not readily available, will be valued at fair value on a consistent basis using methods determined in good faith by the Board of Directors.

  Distribution of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS. On the Exchange Date, New York Insured will issue to each Acquired Fund a number of shares of New York Insured Common Stock the aggregate net asset value of which will equal the respective aggregate net asset value of shares of Common Stock of the Acquired Fund on the Valuation Date. Each holder of Common Stock of an Acquired Fund will receive the number of shares of

New York Insured Common Stock corresponding to his or her proportionate interest in the respective aggregate net asset value of the Common Stock of the Acquired Fund, as applicable.

  On the Exchange Date, New York Insured also will issue (i) to New York Fund a number of shares of New York Insured Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of New York Fund AMPS on the Valuation Date, (ii) to New York Insured II a number of shares of New York Insured Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of New York Insured II AMPS on the Valuation Date and (iii) to New York Insured III a number of shares of New York Insured Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of New York Insured III AMPS on the Valuation Date. Each holder of AMPS of an Acquired Fund will receive the number of shares of New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS corresponding to his or her proportionate interest in the aggregate liquidation preference and value of the AMPS of the Acquired Fund. No sales charge or fee of any kind will be charged to stockholders of the Acquired Funds in connection with their receipt of New York Insured Common Stock or AMPS in the Reorganization. Holders of certain series of AMPS of the Acquired Funds will find that the auction date and dividend payment date for the New York Insured AMPS received in the Reorganization fall on different days of the week than the auction date and dividend payment date of the AMPS currently held. Any such change in the auction date and dividend payment date will not adversely affect the value of a holder's AMPS. It is anticipated that (i) the auction for New York Insured Series C AMPS will be held on Monday; New York Fund Series A AMPS are auctioned on Monday, but New York Fund Series B AMPS are auctioned on Tuesday;
(ii) the auction for New York Insured Series D AMPS will be held on Friday; the New York Insured II Series A AMPS are auctioned on Thursday and the New York Insured II Series B AMPS are auctioned on Friday; and (iii) the auction for New York Insured Series E AMPS will be held on Tuesday; the New York Insured III Series A AMPS are also auctioned on Tuesday. The auction procedures for all of the AMPS are substantially the same. As a result of the Reorganization, the last dividend period for the AMPS of each Acquired Fund prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

  Expenses. New York Insured shall pay, subsequent to the Exchange Date, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of materials distributed to each Fund's Board of Directors, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization, a registration statement on Form N-14 and a private letter ruling request submitted to the IRS, SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization, costs of printing and distributing this Proxy Statement and Prospectus, legal fees incurred preparing each Fund's board materials, attending each Fund's board meetings and preparing the minutes, accounting fees associated with each Fund's financial statements, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization. In this regard, expenses of the Reorganization will be deducted from the assets of the combined fund so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. No Fund shall pay any expenses of its respective stockholders arising out of or in connection with the Reorganization.

  Required Approvals. Under Articles of Incorporation of each Fund (as amended to date and including Articles Supplementary establishing the powers, rights and preferences of the AMPS of each Fund), relevant Maryland law and the rules of the NYSE, stockholder approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders representing more than 50% of the outstanding shares of Common Stock and AMPS, voting together as a single class, and more than 50% of the AMPS, voting separately as a class. Because of the requirement that the Agreement and Plan of Reorganization be approved by the stockholders of all four Funds, the Reorganization will not take place if the stockholders of any one Fund do not approve the Agreement and Plan of Reorganization.

  Deregistration and Dissolution. Following the transfer of the assets and liabilities of the Acquired Funds and the distribution of shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to stockholders of the Acquired Funds, in accordance with the foregoing, each of the Acquired Funds will terminate its registration under the Investment Company Act and its incorporation under Maryland law and will withdraw its authority to do business in any state where it is required to do so.

  Amendments and Conditions. The Agreement and Plan of Reorganization may be amended at any time prior to the Exchange Date with respect to any of the terms therein. The obligations of each Fund pursuant to the Agreement and Plan of Reorganization are subject to various conditions, including a registration statement on Form N-14 being declared effective by the Commission, approval by the stockholders of each of the Funds, favorable IRS rulings or an opinion of counsel being received as to tax matters, an opinion of counsel as to securities matters being received and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

  Postponement, Termination. Under the Agreement and Plan of Reorganization, the Board of Directors of any of the Funds may cause the Reorganization to be postponed or abandoned under certain circumstances should such Board determine that it is in the best interests of the stockholders of its respective Fund to do so. The Agreement and Plan of Reorganization may be terminated, and the Reorganization abandoned at any time (whether before or after adoption thereof by the stockholders of any of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed: (i) by mutual consent of the Boards of Directors of the four Funds and (ii) by the Board of Directors of any Fund if any condition to that Fund's obligations set forth in the Agreement and Plan of Reorganization has not been fulfilled or waived by such Board.

Potential Benefits to Common Stockholders of The Funds as a Result of The Reorganization

  In approving the Reorganization, the Board of Directors of each Fund identified certain benefits that are likely to result from the Reorganization, including lower aggregate operating expenses per share of Common Stock, greater efficiency and flexibility in portfolio management and a more liquid trading market for the shares of Common Stock of the combined fund. With respect to each of the Acquired Funds, following the Reorganization their respective stockholders will remain invested in a closed-end fund that has investment objectives and policies substantially similar to those of the Acquired Fund. The Boards also considered the possible risks and costs of combining the Funds, and examined the relative credit strength, maturity characteristics, mix of type and purpose, and yield of the Funds' portfolios of New York Municipal Bonds and Municipal Bonds and the costs involved in a transaction such as the Reorganization. The Boards noted the many similarities between the Funds, including their substantially similar investment objectives and investment policies, their use of substantially the same management personnel and their similar portfolios of New York Municipal Bonds and Municipal Bonds. The Boards also considered the relative tax positions of the Funds' portfolios. Based on these factors, the Boards concluded that the Reorganization will potentially benefit the stockholders of each Fund in that it (i) presents no significant risks that would outweigh the benefits discussed above and (ii) involves minimal costs (including relatively minor legal, accounting and administrative costs).

  The surviving fund that would result from the Reorganization would have a larger asset base than any of the Funds has currently. Based on data presented by FAM, the Board of each Fund believes that administrative expenses for a larger combined fund would be less than the aggregate expenses for the individual Funds, resulting in a lower expense ratio for common stockholders of the combined fund and higher earnings per common share. In particular, certain fixed costs, such as costs of printing stockholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses will be spread across a larger asset base, thereby lowering the expense ratio for the combined fund. To illustrate the potential economies of scale, the table below shows the total annualized operating expense ratio of each Fund and pro forma New York Insured based on net assets both excluding and including assets attributable to AMPS as of June 30, 1999:

                         Total annualized  Net assets,  Total annualized  Net assets,
                            operating       excluding      operating       including
                          expense ratio,      AMPS       expense ratio,      AMPS
          Fund            excluding AMPS  (in millions)  including AMPS  (in millions)
          ----           ---------------- ------------- ---------------- -------------
New York Insured........      1.27%          $145.1          0.77%          $240.1
New York Fund...........      1.38%          $107.2          0.81%          $183.2
New York Insured II.....      1.44%          $ 74.8          0.85%          $127.8
New York Insured III....      1.47%          $ 67.8          0.85%          $117.8
Pro Forma New York In-
 sured/1............../.      1.23%          $394.8          0.72%          $668.8

--------
/1/Assumes Reorganization had taken place on June 30, 1999.

  Management projections estimate that New York Insured will have net assets in excess of $668.8 million including assets attributable to AMPS upon completion of the Reorganization. A larger asset base should provide benefits in portfolio management. After the Reorganization, New York Insured should be able to purchase larger amounts of New York Municipal Bonds and Municipal Bonds at more favorable prices than any of the Funds separately and, with this greater purchasing power, request improvements in the terms of the New York Municipal Bonds and Municipal Bonds (e.g., added indenture provisions covering call protection, sinking funds and audits for the benefit of large holders) prior to purchase.

  Based on the foregoing, the Boards concluded that the Reorganization is in the best interests of the stockholders of each of the Funds because the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above.

  In approving the Reorganization, the Board of Directors of each Fund determined that the Reorganization is in the best interests of that Fund and, with respect to net asset value and liquidation preference, that the interests of existing stockholders of that Fund would not be diluted as a result of the Reorganization. Although the Reorganization is expected to result in a reduction in net asset value per share of the combined fund after the Reorganization of approximately $.02 as a result of the estimated costs of the Reorganization, management of each Fund advised its Board that it expects that such costs would be recovered within six months to three years after the Exchange Date due to a decrease in the operating expense ratio.

  It is not anticipated that the Reorganization directly would benefit the holders of shares of AMPS of any of the Funds; however, the Reorganization will not adversely affect the holders of shares of AMPS of any of the Funds and the expenses of the Reorganization will not be borne by the holders of shares of AMPS of any of the Funds.

Surrender and Exchange of Stock Certificates

  After the Exchange Date, each holder of an outstanding certificate or certificates formerly representing shares of Common Stock of any one of the Acquired Funds will be entitled to receive, upon surrender of his or her certificate or certificates, a certificate or certificates representing the number of shares of New York Insured Common Stock distributable with respect to such holder's shares of Common Stock of the Acquired Fund, together with cash in lieu of any fractional shares of Common Stock. Promptly after the Exchange Date, the transfer agent for the New York Insured Common Stock will mail to each holder of certificates formerly representing shares of Common Stock of an Acquired Fund a letter of transmittal for use in surrendering his or her certificates for certificates representing shares of New York Insured Common Stock and cash in lieu of any fractional shares of Common Stock.

  Shares of AMPS are held in "street name" by the Depository Trust Company, and all transfers will be accomplished by book entry. Surrender of physical certificates for AMPS is not required.

      If prior to the Reorganization you held:   After the Reorganization, you will hold:
      ----------------------------------------   ----------------------------------------
      New York Insured Common Stock                   New York Insured Common Stock
      New York Insured Series A AMPS                  New York Insured Series A AMPS
      New York Insured Series B AMPS                  New York Insured Series B AMPS
      New York Fund Common Stock                      New York Insured Common Stock
      New York Fund Series A AMPS                     New York Insured Series C AMPS
      New York Fund Series B AMPS                     New York Insured Series C AMPS
      New York Insured II Common Stock                New York Insured Common Stock
      New York Insured II Series A
       AMPS                                           New York Insured Series D AMPS
      New York Insured II Series B
       AMPS                                           New York Insured Series D AMPS
      New York Insured III Common
       Stock                                          New York Insured Common Stock
      New York Insured III Series A
       AMPS                                           New York Insured Series E AMPS

  Please do not send in any stock certificates at this time. Upon consummation of the Reorganization, common stockholders of the Acquired Funds will be furnished with instructions for exchanging their stock certificates for New York Insured stock certificates and, if applicable, cash in lieu of fractional shares.

  From and after the Exchange Date, certificates formerly representing shares of Common Stock or AMPS of an Acquired Fund will be deemed for all purposes to evidence ownership of the number of full shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS distributable with respect to the shares of the Acquired Fund held before the Reorganization as described above and as shown in the table above, provided that, until such stock certificates have been so surrendered, no dividends payable to the holders of record of Common Stock or AMPS of an Acquired Fund as of any date subsequent to the Exchange Date will be paid to the holders of such outstanding stock certificates. Dividends payable to holders of record of shares of Common Stock or AMPS of New York Insured, as of any date after the Exchange Date and prior to the exchange of certificates by any stockholder of an Acquired Fund, will be paid to such stockholder, without interest, at the time such stockholder surrenders his or her stock certificates for exchange.

  From and after the Exchange Date, there will be no transfers on the stock transfer books of any Acquired Fund. If, after the Exchange Date, certificates representing shares of Common Stock or AMPS of an Acquired Fund are presented to New York Insured, they will be canceled and exchanged for certificates representing Common Stock or AMPS of New York Insured, as applicable, and cash in lieu of fractional shares of Common Stock, if any, distributable with respect to such Common Stock or AMPS in the Reorganization.

Tax Consequences of the Reorganization

  General. The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under
Section 368(a)(1)(C) of the Code. Each of the four Funds has elected and qualified for the special tax treatment afforded RICs under the Code, and New York Insured intends to continue to so qualify after the Reorganization. The Funds have jointly requested a private letter ruling from the IRS that for Federal income tax purposes: (i) the exchange of assets by each Acquired Fund for New York Insured stock, as described, will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and each of the Acquired Funds and New York Insured will be deemed a "party" to a reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to the Acquired Funds as a result of the Reorganization or on the distribution of New York Insured Common Stock and New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS to the respective stockholders of the Acquired Funds under Section 361(c)(1) of the Code; (iii) under Section 1032 of the Code, no gain or loss will be recognized to New York Insured as a result of the Reorganization; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of the Acquired Funds on the receipt of New York Insured Common Stock and New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS in exchange for their corresponding shares of Common Stock or AMPS of an Acquired Fund (except to the extent that common stockholders receive cash representing an interest in fractional shares of New York Insured in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of the assets of the Acquired Funds in the hands of New York Insured will be the same as the tax basis of such assets in the hands of the Acquired Fund that transferred them immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS received by the stockholders of the Acquired Funds in the Reorganization will be equal to the tax basis of the Common Stock or AMPS of the Acquired Fund surrendered in exchange; (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for the New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS will be determined by including the period for which such stockholder held the Common Stock or AMPS of the Acquired Fund exchanged therefor, provided that such shares were held as a capital asset;
(viii) in accordance with Section 1223 of the Code, New York Insured's holding period with respect to the assets of the Acquired Funds transferred will include the period for which such assets were held by the Acquired Fund; (ix) the payment of cash to common stockholders of an Acquired Fund in lieu of fractional shares of New York Insured Common Stock will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such stockholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the stockholder's basis allocable to the New York Insured fractional shares; and
(x) the taxable year of each of the Acquired Funds will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, New York Insured will succeed to and take into account certain tax attributes of the Acquired Funds, such as earnings and profits, capital loss carryovers and method of accounting.

  As noted in the discussion under "Comparison of the Funds--Tax Rules Applicable to the Funds and Their Stockholders," a Fund must distribute annually at least 90% of its net taxable and tax-exempt income. A distribution only will be counted for this purpose if it qualifies for the dividends paid deduction under the Code. In the opinion of Brown & Wood LLP, the issuance of New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS pursuant to the Reorganization in addition to the already existing New York Insured Series A AMPS and New York Insured Series B AMPS will not cause distributions on any series of New York Insured AMPS to be treated as preferential dividends ineligible for the dividends paid deduction. It is possible, however, that the IRS may assert that, because there are several series of AMPS, distributions on such shares are preferential under the Code and therefore not eligible for the dividends paid deduction. If the IRS successfully disallowed the dividends paid deduction for dividends on the AMPS, New York Insured could lose the special tax treatment afforded RICs. In this case, dividends on the shares of New York Insured Common Stock and AMPS would not be exempt from Federal income tax. Additionally, New York Insured would be subject to the Federal alternative minimum tax.

  Under Section 381(a) of the Code, New York Insured will succeed to and take into account certain tax attributes of the Acquired Funds, including, but not limited to, earnings and profits, any net operating loss carryovers, any capital loss carryovers and method of accounting. The Code, however, contains special limitations with regard to the use of net operating losses, capital losses and other similar items in the context of certain reorganizations, including tax-free reorganizations pursuant to Section 368(a)(1)(C) of the Code, which could reduce the benefit of these attributes to New York Insured.

  Stockholders should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, stockholders also should consult their tax advisers as to the foreign, state and local tax consequences of the Reorganization.

  Regulated Investment Company Status. The Funds have elected and qualified for taxation as RICs under Sections 851-855 of the Code, and after the Reorganization New York Insured intends to continue to so qualify.

Capitalization

  The following table sets forth as of August 31, 1999 (i) the capitalization of New York Insured, (ii) the capitalization of New York Fund, (iii) the capitalization of New York Insured II, (iv) the capitalization of New York Insured III and (v) the capitalization of pro forma New York Insured as adjusted to give effect to the Reorganization.

 Pro Forma Capitalization of New York Insured, New York Fund, New York Insured
                                      II,

   New York Insured III and Pro Forma New York Insured as of August 31, 1999
                               (unaudited)

                                                                                         Pro Forma
                                                                                          New York
                           New York     New York    New York    New York    Pro Forma    Insured as
                           Insured        Fund     Insured II  Insured III Adjustment   adjusted(a)
                         ------------ ------------ ----------- ----------- -----------  ------------
Net Assets:
  Net Assets
   Attributable to
   Common Stock......... $138,595,031 $101,759,711 $70,383,922 $63,390,626 $(3,148,575) $370,980,715
  Net Assets
   Attributable to AMPS. $ 95,000,000 $ 76,000,000 $53,000,000 $50,000,000         --   $274,000,000
Shares Outstanding:
  Common Stock..........    9,787,106    7,580,698   5,601,930   5,016,422  (1,541,346)   26,444,810(b)
  AMPS
    Series A............        1,900        1,520       1,060       2,000      (4,580)        1,900
    Series B............        1,900        1,520       1,060         --       (2,580)        1,900
    Series C............          --           --          --          --        3,040         3,040(b)
    Series D............          --           --          --          --        2,120         2,120(b)
    Series E............          --           --          --          --        2,000         2,000(b)
Net Asset Value Per
 Share:
  Common Stock.......... $      14.16 $      13.42 $     12.56 $     12.64         --   $      14.03(c)
  AMPS.................. $     25,000 $     25,000 $    25,000 $    25,000         --   $     25,000

-------

(a) The adjusted balances are presented as if the Reorganization had been consummated on August 31, 1999 and are for informational purposes only. Assumes distribution of undistributed net investment income and accrual of estimated Reorganization expenses of $495,000. No assurance can be given as to how many shares of New York Insured Common Stock that stockholders of New York Fund, New York Insured II or New York Insured III will receive on the Exchange Date, and the foregoing should not be relied upon to reflect the number of shares of New York Insured Common Stock that actually will be received on or after such date.

(b) Assumes the issuance of 16,657,704 shares of New York Insured Common Stock and three newly-created series of AMPS consisting of 3,040 Series C shares, 2,120 Series D shares and 2,000 Series E shares, respectively, in exchange for the net assets of each of New York Fund, New York Insured II and New York Insured III. The estimated number of shares issued was based on the net asset value of each Fund, net of distributions, on August 31, 1999.

(c) Net Asset Value Per Share of Common Stock net of Reorganization-related expenses and distribution of undistributed net investment income of $1,114,070 for New York Insured, $715,428 for New York Fund, $463,932 for New York Insured II, and $360,145 for New York Insured III.

                         ITEM 2. ELECTION OF DIRECTORS

  At the Meetings, the Board of Directors for each of the Funds will be elected to serve until the next Annual Meeting of Stockholders and until their successors are elected and qualified. If the stockholders of all of the Funds approve the Reorganization, then the Board of Directors of New York Insured elected at the Meetings will serve as the Board of the combined fund, until its next Annual Meeting of Stockholders. If the stockholders of any Fund vote against the Reorganization, then the Board of Directors of each Fund elected at the Meetings will continue to serve until the next Annual Meeting of Stockholders of each Fund. It is intended that all properly executed proxies will be voted (unless such authority has been withheld in the proxy) as follows:

    (1) All proxies of the holders of shares of AMPS of any Fund, voting separately as a class, will be voted in favor of the two persons designated as Directors to be elected by the holders of shares of AMPS of that Fund; and

    (2) All proxies of the holders of shares of Common Stock and AMPS of any Fund, voting together as a single class, will be voted in favor of the five persons designated as Directors to be elected by the holders of shares of Common Stock and AMPS of that Fund.

  The Boards of Directors of the Funds know of no reason why any of these nominees will be unable to serve, but in the event of any such unavailability, the proxies received will be voted for such substitute nominee or nominees as the appropriate Board of Directors may recommend.

  Certain information concerning the nominees is set forth below. Additional information concerning the nominees and other information relevant to the election of Directors is set forth in Exhibit I.

               TO BE ELECTED BY STOCKHOLDERS OF NEW YORK INSURED

To Be Elected by Holders of AMPS, Voting Separately as a Single Class

                                     Principal Occupation During Past
    Name and Address      Age     Five Years and Public Directorships(1)
    ----------------      ---     --------------------------------------
Charles C. Reilly(1)(2).   68 Self-employed financial consultant since
 9 Hampton Harbor Road        1990; President and Chief Investment Officer
 Hampton Bays, New York       of Verus Capital, Inc. from 1979 to 1990;
 11946                        Senior Vice President of Arnhold and S.
                              Bleichroeder, Inc. from 1973 to 1990; Adjunct
                              Professor, Columbia University Graduate
                              School of Business from 1990 to 1991; Adjunct
                              Professor, Wharton School, The University of
                              Pennsylvania from 1989 to 1990; Partner,
                              Small Cities Cable Television from 1986 to
                              1997.
Richard R. West(1)(2)...   61 Professor of Finance since 1984, and Dean
 Box 604                      from 1984 to 1993, and currently Dean
 Genoa, Nevada 89411          Emeritus of New York University, Leonard N.
                              Stern School of Business Administration;
                              Director of Bowne & Co., Inc. (financial
                              printers), Vornado Realty Trust, Inc. (real
                              estate holding company) and Alexander's Inc.
                              (real estate company).

To Be Elected By Holders Of Common Stock And AMPS, Voting Together As A Single Class

                                         Principal Occupation During Past
      Name and Address        Age     Five Years and Public Directorships(1)
      ----------------        ---     --------------------------------------
Terry K. Glenn(1)*...........  59 Executive Vice President of FAM and Merrill
 P. O. Box 9011                   Lynch Asset Management, L.P. ("MLAM") (which
 Princeton, New Jersey            terms as used herein include their corporate
 08543-9011                       predecessors) since 1983; Executive Vice
                                  President and Director of Princeton Services
                                  Inc. ("Princeton Services") since 1993;
                                  President of Princeton Funds Distributor,
                                  Inc. ("PFD") since 1986 and Director thereof
                                  since 1991; President of Princeton
                                  Administrators, L.P. ("Princeton
                                  Administrators") since 1988.
Ronald W. Forbes(1)(2).......  59 Professor of Finance, School of Business,
 1400 Washington Avenue           State University of New York at Albany, since
 Albany, New York 12222           1989; Consultant, Urban Institute,
                                  Washington, D.C. since 1995.
Cynthia A. Montgomery(1)(2)..  47 Professor, Harvard Business School since
 Harvard Business School          1989; Associate Professor, J.L. Kellogg
 Soldiers Field Road              Graduate School of Management, Northwestern
 Boston, Massachusetts 02163      University from 1985 to 1989; Assistant
                                  Professor, Graduate School of Business
                                  Administration, The University of Michigan
                                  from 1979 to 1985; Director, UNUM Provident
                                  since 1990 and Director of Newell Rubbermaid
                                  since 1995.
Kevin A. Ryan(1)(2)..........  67 Founder and Director Emeritus of The Boston
 127 Commonwealth Avenue          University Center for the Advancement of
 Chestnut Hill, Massachusetts     Ethics and Character and Director thereof
 02167                            until 1999; Professor until 1999 and
                                  currently Professor Emeritus of Education at
                                  Boston University since 1982; formerly taught
                                  on the faculties of The University of
                                  Chicago, Stanford University and Ohio State
                                  University.
Arthur Zeikel(1)*............  67 Chairman of FAM and MLAM from 1997 to 1999;
 300 Woodland Avenue              President of FAM and MLAM from 1977 to 1997;
 Westfield, New Jersey 07090      Chairman of Princeton Services from 1997 to
                                  1999, Director thereof from 1993 to 1999 and
                                  President thereof from 1993 to 1997;
                                  Executive Vice President of ML & Co. from
                                  1990 to 1999.

  TO BE ELECTED BY HOLDERS OF SHARES OF COMMON STOCK AND AMPS OF EACH OF THE
                              ACQUIRED FUNDS

  With respect to New York Fund, Messrs. Bodurtha and May are nominated to be elected by holders of AMPS, voting separately as a class, and the remaining directors are nominated to be elected by the holders of Common Stock and AMPS, voting together as a single class.

  With respect to New York Insured II and New York Insured III, Messrs. May and Perold are nominated to be elected by holders of AMPS, voting separately as a class, and the remaining directors are nominated to be elected by holders of Common Stock and AMPS, voting together as a single class.

                                       Principal Occupation During Past
    Name and Address      Age       Five Years and Public Directorships(1)
    ----------------      ---       --------------------------------------
Terry K. Glenn(1)*......   59 Executive Vice President of FAM and MLAM since
 P.O. Box 9011                1983; Executive Vice President and Director of
 Princeton, New Jersey        Princeton Services since 1993; President of PFD
 08543-9011                   since 1986 and Director thereof since 1991; Presi-
                              dent of Princeton Administrators since 1988.

James H. Bodurtha(1)(2).   55 Director and Executive Vice President, The China
 36 Popponesset Road          Business Group, Inc. since 1996; Chairman and
 Cotuit, Massachusetts        Chief Executive Officer, China Enterprise Manage-
 02635                        ment Corporation from 1993 to 1996; Chairman,
                              Berkshire Corporation since 1980; Partner, Squire,
                              Sanders & Dempsey from 1980 to 1993; Director,
                              Gilder Group LLC and related companies since 1999.

Herbert I. London(1)(2).   60 John M. Olin Professor of Humanities, New York
 2 Washington Square          University since 1993 and Professor since 1980;
 Village                      President, Hudson Institute since 1997 and Trustee
 New York, New York           thereof since 1980; Dean, Gallatin Division of New
 10012                        York University from 1976 to 1993; Distinguished
                              Fellow, Herman Kahn Chair, Hudson Institute from
                              1984 to 1985; Director, Damon Corp. from 1991 to
                              1995; Overseer, Center for Naval Analyses from
                              1983 to 1993; Limited Partner, Hypertech LP in
                              1996.

Robert R. Martin(1)(2)..   72 Chairman and Chief Executive Officer, Kinnard In-
 513 Grand Hill               vestments, Inc. from 1990 to 1993; Executive Vice
 St. Paul, Minnesota          President, Dain Bosworth from 1974 to 1989; Direc-
 55103                        tor, Carnegie Capital Management from 1977 to 1985
                              and Chairman thereof in 1979; Director, Securities
                              Industry Association from 1981 to 1982 and Public
                              Securities Association from 1979 to 1980; Chairman
                              of the Board, WTC Industries, Inc. in 1994; Trust-
                              ee, Northland College since 1992.

Joseph L. May(1)(2).....   70 Attorney in private practice since 1984; Presi-
 424 Church Street            dent, May and Athens Hosiery Mills Division.
 Suite 2000                   Wayne-Gossard Corporation from 1954 to 1983: Vice
 Nashville, Tennessee         President, Wayne-Gossard Corporation from 1972 to
 37219                        1983; Chairman, The May Corporation (personal
                              holding company) from 1972 to 1983; Director, Sig-
                              nal Apparel Co. from 1972 to 1989.

Andre F. Perold(1)(2)...   47 Professor, Harvard Business School since 1989 and
 Morgan Hall                  Associate Professor from 1983 to 1989; Trustee,
 Soldiers Field               The Common Fund since 1989; Director, Quantec Lim-
 Boston, Massachusetts        ited from 1991 to 1999, Director TIBCO from 1994
 02163                        to 1996 and Director, Genbel Securities Limited
                              and Genbel Bank since 1999.


Arthur Zeikel(1)*.......  67 Chairman of FAM and MLAM from 1997 to 1999; Presi-
 300 Woodland Avenue         dent of FAM and MLAM from 1977 to 1997; Chairman
 Westfield, New Jersey       of Princeton Services from 1997 to 1999, Director
 07090                       thereof from 1993 to 1999 and President thereof
                             from 1993 to 1997; Executive Vice President of ML
                             & Co. from 1990 to 1999.

--------
(1) Each of the nominees is a director, trustee or member of an advisory board of one or more additional investment companies for which FAM, MLAM or their affiliates act as investment adviser. "See "Compensation of Board Members" in Exhibit I.
(2) Member of Audit Committee of the Board of Directors

* Interested person, as defined in the Investment Company Act, of each of the Funds.

Committee and Board Meetings

  The Board of each Fund has a standing Audit Committee, which consists of Board members who are not "interested persons" of the Fund within the meaning of the Investment Company Act. The principal purpose of the Audit Committee is to review the scope of the annual audit conducted by the Fund's independent auditors and the evaluation by such auditors of the accounting procedures followed by the Fund. The Audit Committee also reviews and nominates candidates to serve as non-interested Board members. The non-interested Board members have retained independent legal counsel to assist them in connection with these duties.

  During each Fund's last fiscal year, each of the Board members then in office attended at least 75% of the aggregate of the total number of meetings of the Board held during the fiscal year and, if a member, of the total number of meetings of the Audit Committee held during the period for which he or she served. See Exhibit I for further information about Audit Committee and Board meetings.

Compliance with Section 16(a) of the Securities Exchange Act of 1934

  Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires the officers and directors of each Fund and persons who own more than ten percent of a registered class of the Fund's equity securities, to file reports of ownership and changes in ownership on Forms 3, 4 and 5 with the SEC and the NYSE. Officers, directors and greater than ten percent stockholders are required by SEC regulations to furnish the Fund with copies of all Forms 3, 4 and 5 they file.

  Based solely on each Fund's review of the copies of such forms, and amendments thereto, furnished to it during or with respect to its most recent fiscal year, and written representations from certain reporting persons that they were not required to file Form 5 with respect to the most recent fiscal year, each Fund believes that all of its officers, directors, greater than ten percent beneficial owners and other persons subject to Section 16 of the Exchange Act because of the requirements of Section 30 of the Investment Company Act, i.e., any advisory board member, investment adviser or affiliated person of the Fund's investment adviser, have complied with all filing requirements applicable to them with respect to transactions during the Fund's most recent fiscal year.

Interested Persons

  Each Fund considers Mr. Zeikel and Mr. Glenn to be "interested persons" of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act because of the positions each holds or has held with FAM and its affiliates. Mr. Glenn is the President of each Fund.

Compensation of Directors

  FAM, the investment adviser of each Fund, pays all compensation to all officers of each Fund and all Directors of each Fund who are affiliated with ML & Co. or its subsidiaries. Each Fund pays each Director not affiliated with FAM (each a "non-affiliated Director") an annual fee plus a fee for each meeting attended, and each Fund also pays each member of its Audit Committee, which consists of all of the non-affiliated Directors, an annual fee plus a fee for each meeting attended, together with such Director's out-of-pocket expenses relating to attendance at such meetings. Information with respect to fees and expenses paid to the non-affiliated Directors for each Fund's most recently completed fiscal year is set forth in Exhibit I.

Officers of the Funds

  Information regarding the officers of each Fund is set forth in Exhibit I. Officers of the Funds are elected and appointed by the Board and hold office until they resign, are removed or are otherwise disqualified to serve.

                   ITEM 3. SELECTION OF INDEPENDENT AUDITORS

  The Board of Directors of each Fund, including a majority of the Directors who are not interested persons of the Fund, has selected independent auditors to examine the financial statements of the Fund for the Fund's current fiscal year. Deloitte & Touche LLP ("D&T") acts as independent auditors for New York Insured and New York Fund and is expected to act as independent auditors for the combined fund. Ernst & Young LLP ("E&Y") acts as independent auditors for New York Insured II and New York Insured III. The current fiscal year for New York Insured is the fiscal year ending August 31, 2000; for New York Fund, the fiscal year ending June 30, 2000; for New York Insured II, the fiscal year ending September 30, 2000; and for New York Insured III, the fiscal year ending September 30, 2000.

  No Fund knows of any direct or indirect financial interest of such auditors in any Fund. Such appointment is subject to ratification or rejection by the stockholders of each respective Fund. If the stockholders of each of the Funds approve the Reorganization, then the independent auditors selected at the Meeting for New York Insured will serve as the independent auditors of the combined fund until its next Annual Meeting of Stockholders. If the stockholders of any of the Funds vote against the Reorganization, then the independent auditors of each Fund selected at the Meetings will continue to serve as independent auditors of that Fund until the next Annual Meeting of Stockholders of that Fund. Unless a contrary specification is made, the accompanying proxy of each Fund will be voted in favor of ratifying the selection of such Fund's auditors.

  D&T also acts as independent auditors for ML & Co. and most of its subsidiaries, including FAM and MLAM, and for most other investment companies for which FAM or MLAM acts as investment adviser. Additionally, E&Y also acts as independent auditors for several other investment companies for which FAM or MLAM acts as investment adviser. The Board of Directors of each of New York Insured and New York Fund considered the fact that D&T have been retained as the independent auditors for ML & Co. and the other entities described above in its evaluation of the independence of D&T with respect to each applicable Fund. The Board of Directors of each of New York Insured II and New York Insured III considered the fact that E&Y have been retained as independent auditors for the other entities described above in its evaluation of the independence of E&Y with respect to each applicable Fund.

  Representatives of the independent auditors are expected to be present at the Meetings and will have the opportunity to make a statement if they so desire and to respond to questions from stockholders.

                  INFORMATION CONCERNING THE ANNUAL MEETINGS

Date, Time and Place of Meetings

  The Meetings will be held on December 15, 1999 at the offices of MLAM, 800 Scudders Mill Road, Plainsboro, New Jersey at the times listed on Exhibit I.

Solicitation, Revocation and Use of Proxies

  A stockholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy, by giving written notice of the revocation to the Secretary of the appropriate Fund or by voting in person at the Meeting. Although mere attendance at the Meetings will not revoke a proxy, a stockholder present at the Meetings may withdraw his or her proxy and vote in person.

  All shares represented by properly executed proxies, unless such proxies previously have been revoked, will be voted at the Meetings in accordance with the directions on the proxies; if no direction is indicated, the shares will be voted "FOR" (i) the approval of the Agreement and Plan of Reorganization,
(ii) the election of the applicable nominees to the Board of Directors and
(iii) the ratification of the selection of D&T or E&Y, as applicable, as independent accountants. It is not anticipated that any other matters will be brought before the Meetings. If, however, any other business properly is brought before the Meetings, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

  Only holders of record of shares of Common Stock or AMPS of any of the Funds at the close of business on the Record Date are entitled to vote at the Meetings or any adjournment thereof. At the close of business on the Record Date, the Funds had the number of shares outstanding indicated in Exhibit I.

Security Ownership of Certain Beneficial Owners and Management

  To the knowledge of the Funds, at the date hereof, no person or entity owns beneficially 5% or more of the shares of the Common Stock or AMPS of any Fund.

  As of the Record Date, none of the nominees held shares of the Funds except as set forth in the table below:

       Nominee             Fund and Class of Shares            No. of Shares Held*
       -------           -----------------------------         -------------------
   Ronald W. Forbes      New York Insured Common Stock                 100

--------

* These holdings represent less than 0.1% of the shares of Common Stock outstanding.

  As of the Record Date, the Directors and officers of New York Insured as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of New York Insured Common Stock and owned no New York Insured AMPS.

  As of the Record Date, the Directors and officers of New York Fund as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of New York Fund Common Stock and owned no New York Fund AMPS.

  As of the Record Date, the Directors and officers of New York Insured II as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of New York Insured II Common Stock and owned no New York Insured II AMPS.

  As of the Record Date, the Directors and officers of New York Insured III as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of New York Insured III Common Stock and owned no New York Insured III AMPS.

  On the Record Date, Mr. Glenn, a Director and an officer of each of the Funds, Mr. Zeikel, a Director of each of the Funds, and the other Directors and officers of each Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

Voting Rights and Required Vote

  For purposes of this Proxy Statement and Prospectus, each share of Common Stock and AMPS of each of the Funds is entitled to one vote. Approval of the Agreement and Plan of Reorganization requires the approval of each Fund. With respect to each Fund, approval of the Agreement and Plan of Reorganization requires the affirmative vote of stockholders representing (i) a majority of the outstanding shares of the Fund's Common Stock and AMPS, voting together as a single class, and (ii) a majority of the outstanding shares of the Fund's AMPS, voting separately as a single class.

  For purposes of each Meeting, a quorum consists of one-third of the shares entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Fund's stockholders is not present, or if a quorum is present but sufficient votes in favor of the Agreement and Plan of Reorganization are not received from the stockholders of the applicable Fund, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies from stockholders. Any such adjournment will require the affirmative vote of a majority of the shares of the applicable Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the applicable Fund's stockholders.

  With respect to the election of Directors, assuming a quorum is present, holders of shares of a Fund's AMPS, voting separately as a class, are entitled to elect two Directors of the Fund and holders of shares of a Fund's Common Stock and AMPS, voting together as a single class, are entitled to elect the remaining Directors of that Fund. With respect to each Fund, assuming a quorum is present, (x) election of the two Directors of the Fund to be elected by the holders of shares of that Fund's AMPS, voting separately as a class, will require the affirmative vote of a plurality of the votes cast by the holders of that Fund's AMPS, represented at the Meeting and entitled to vote, voting together as a single class; and (y) election of the remaining Directors of the Fund will require the affirmative vote of a plurality of the votes cast by the holders of that Fund's Common Stock and AMPS, represented at the Meetings and entitled to vote, voting together as a single class.

  Assuming a quorum is present, approval of the ratification of the selection of the independent auditors of each Fund, will require the affirmative vote of a majority of the votes cast by the holders of that Fund's Common Stock and AMPS represented at the Meetings and entitled to vote, voting together as a single class.

Appraisal Rights

  Under Maryland law, stockholders of a company whose shares are traded publicly on a national securities exchange, such as each of the Acquired Funds, are not entitled to demand the fair value of their shares upon a transfer of assets; therefore, the common stockholders of each of the Acquired Funds will be bound by the terms of the Reorganization, if approved at the Meetings. However, any common stockholder of an Acquired Fund may sell his or her shares of Common Stock at any time on the NYSE. Conversely, since the AMPS are not traded publicly on a national securities exchange, holders of AMPS issued by an Acquired Fund will be entitled to appraisal rights upon the consummation of the Reorganization. As stockholders of the corporation acquiring the assets of the Acquired Funds, neither holders of New York Insured Common Stock nor holders of New York Insured AMPS are entitled to appraisal rights under Maryland law.

  Under Maryland law, a holder of AMPS of any of the Acquired Funds desiring to receive payment of the fair value of his or her stock (an "objecting stockholder") (i) must file with the applicable Acquired Fund a written objection to the Reorganization at or before the Meeting, (ii) must not vote in favor of the Reorganization (although a vote against the Reorganization is not required), and (iii) must make written demand on New York Insured for payment of his or her stock, stating the number and class of shares for which he or she demands payment, within 20 days after the Maryland Department of Assessments and Taxation accepts for filing the Articles of Transfer with respect to the Reorganization. New York Insured is required promptly to give written notice to all objecting stockholders of the date that the Articles of Transfer are accepted for record. A vote against the Reorganization will not be sufficient to satisfy the requirement of a written demand described in
(iii). An objecting stockholder who fails to adhere to this procedure will be bound by the terms of the Reorganization. An objecting stockholder ceases to have any rights of a stockholder except the right to receive fair value for his or her shares and has no right to receive any dividends or distribution payable to such holders on a record date after the close of business on the date on which fair value is to be determined, which, for these purposes, will be the date of the Meeting. A demand for payment of fair market value may not be withdrawn, except upon the consent of New York Insured. Within 50 days after the Articles of Transfer have been accepted for filing, an objecting stockholder who has not received payment for his or her shares may petition a court located in Baltimore, Maryland for an appraisal to determine the fair market value of his or her stock.

                            ADDITIONAL INFORMATION

  The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by New York Insured, the surviving fund after the Reorganization, so as to be borne equally and exclusively on a per share basis by the holders of Common Stock of each of the Funds. If the Reorganization is not approved, these expenses will be allocated among the Funds according to the net asset value of the Common Stock of each Fund on the Meeting date.

  The Funds likewise will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to the beneficial owners of shares of each of the Funds and certain persons that the Funds may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners of shares of capital stock of the Funds.

  In order to obtain the necessary quorum at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Funds. Each of the Funds has retained Shareholder Communications Corporation, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies, at a cost to be borne by each of the Funds of approximately $7,500, plus out-of-pocket expenses.

  Broker-dealer firms, including Merrill Lynch, holding Fund shares in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Meetings. The Funds understand that, under the rules of the NYSE, such broker-dealer firms may, without instructions from their customers and clients, grant authority to the proxies designated to vote on the election of the Directors of each Fund (Item 2) and the ratification of the selection of independent auditors for each Fund (Item 3) if no instructions have been received prior to the date specified in the broker-dealer firm's request for voting instructions. With respect to shares of Common Stock of each Fund, broker-dealer firms, including Merrill Lynch, will not be permitted to grant voting authority without instructions with respect to the approval of the Agreement and Plan of Reorganization (Item 1). Shares of AMPS of a Fund held in "street name," however, may be voted without instructions under certain conditions by broker-dealer firms with respect to
Item 1 and counted for purposes of establishing a quorum of that Fund if no instructions are received one business day before the Meeting or, if adjourned, one business day before the day to which the Meeting is adjourned. With respect to each Fund, these conditions include, among others, that (i) at least 30% of that Fund's AMPS outstanding have voted on Item 1, (ii) less than 10% of that Fund's AMPS outstanding have voted against Item 1 and (iii) holders of that Fund's Common Stock have voted to approve Item 1. In such instances, the broker-dealer firm will vote that Fund's shares of AMPS on Item 1 in the same proportion as the votes cast by all holders of that Fund's AMPS who voted on Item 1. The Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of stockholders of each Fund exists. Proxies that are returned to a Fund but that are marked "abstain" or on which a broker-dealer has declined to vote on any item ("broker non-votes") will be counted as present for the purposes of determining a quorum. Merrill Lynch has advised the Funds that it intends to vote shares held in its name for which no instructions are received, except as limited by agreement or applicable law, on Items 2 and 3 (with respect to Common Stock and AMPS) and on Item 1 (with respect to AMPS only) in the same proportion as the votes received from beneficial owners of those shares for which instructions have been received, whether or not held in nominee name. Abstentions and broker non-votes will not be counted as votes cast. Abstentions and broker non-votes, therefore, will not have an effect on the vote on Items 2 and 3. Abstentions and broker non-votes will have the same effect as a vote against Item 1.

  This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statement and the exhibits relating thereto that New York Insured has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

  The Funds are subject to the informational requirements of the Exchange Act and the Investment Company Act and in accordance therewith are required to file reports, proxy statements and other information with the SEC. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the SEC at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549, and at the following regional offices of the SEC: Regional Office, at Seven World Trade Center, Suite 1300, New York, New York 10048; Pacific Regional Office, at 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; and Midwest Regional Office, at Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661-2511. Copies of such materials can be obtained from the public reference section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. The SEC maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, including the Funds, that file electronically with the SEC. Reports, proxy statements and other information concerning the Funds can also be inspected at the offices of the New York Stock Exchange, 20 Broad Street, New York, New York 10005.

Year 2000 Issues

  Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Funds could be adversely affected if the computer systems used by FAM or other Fund service providers do not properly address this problem before January 1, 2000. FAM expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told FAM that they also expect to resolve the Year 2000 Problem, and FAM will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Funds could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Funds invest, and this could hurt the Funds' investment returns.

                                   CUSTODIAN

  The Bank of New York acts as the custodian for cash and securities of New York Insured, New York Fund and New York Insured III. The principal business address of The Bank of New York in such capacity is 90 Washington Street, New York, New York 10286. State Street Bank and Trust Company acts as the custodian for cash and securities of New York Insured II. The principal business address of State Street Bank and Trust Company in such capacity is One Heritage Drive, P2N, North Quincy, Massachusetts 02171.

            TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR

  The Bank of New York serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Stock of New York Insured, New York Fund and New York Insured III, pursuant to separate registrar, transfer agency and service agreements with each of the Funds. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

  State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and registrar with respect to the Common Stock of New York Insured II, pursuant to a registrar, transfer agency and service agreement with the Fund. The principal business address of State Street Bank and Trust Company in such capacity is 225 Franklin Street, Boston, Massachusetts 02110.

  The Bank of New York serves as the transfer agent, dividend disbursing agent, registrar and auction agent to New York Insured, New York Fund, New York Insured II and New York Insured III, in connection with their respective AMPS, pursuant to separate registrar, transfer agency, dividend disbursing agency and service agreements with each of the Funds. The principal business address of The Bank of New York in such capacity is 101 Barclay Street, New York, New York 10286.

                               LEGAL PROCEEDINGS

  There are no material legal proceedings to which any Fund is a party.

                                LEGAL OPINIONS

  Certain legal matters in connection with the Reorganization will be passed upon for the Funds by Brown & Wood LLP, New York, New York.

                                    EXPERTS

  The financial statements for the fiscal year ended August 31, 1999 and the financial highlights for the year then ended and for the period September 19, 1997 to August 31, 1998 for New York Insured and the financial statements for the fiscal year ended June 30, 1999 and the financial highlights for the year then ended and for the period February 27, 1998 to June 30, 1998 for New York Fund included in this Proxy Statement and Prospectus have been so included in reliance on the reports of Deloitte & Touche LLP ("D&T"), the independent auditors for each of these Funds, given on their authority as experts in auditing and accounting. The principal business address of D&T is 117 Campus Drive, Princeton, New Jersey 08540. D&T will serve as the independent auditors for the combined fund after the Reorganization.

                             STOCKHOLDER PROPOSALS

  If a stockholder of any of the Funds intends to present a proposal at the 2000 Annual Meeting of Stockholders of any of the Funds, all of which are anticipated to be held in December 2000, and desires to have the proposal included in the Fund's proxy statement and form of proxy for that meeting, the stockholder must deliver the proposal to the offices of the appropriate Fund by July 8, 2000.

                                          By Order of the Boards of Directors

                                          William E. Zitelli, Jr.
                                          Secretary of MuniHoldings New York
                                           Insured Fund, Inc.

                                          Alice A. Pellegrino
                                          Secretary of MuniHoldings New York
                                           Fund, Inc., MuniHoldings New York
                                           Insured Fund II, Inc. and
                                           MuniHoldings New York Insured Fund
                                           III, Inc.

                          INDEX TO FINANCIAL STATEMENTS

                                                                            Page
                                                                            ----

Audited Financial Statements for MuniHoldings New York Insured Fund,
  Inc. for the Fiscal Year Ended August 31, 1999 .........................   F-2

Audited Financial Statements for MuniHoldings New York Fund, Inc. for
  the Fiscal Year Ended June 30, 1999 ....................................  F-14

Unaudited Financial Statements for MuniHoldings New York Insured Fund
  II, Inc. for the Six-Month Period Ended March 31, 1999 .................  F-27

Unaudited Financial Statements for MuniHoldings New York Insured Fund
  III, Inc. for the Period January 29, 1999 to March 31, 1999 ............  F-35

Unaudited Financial Statements for Pro Forma New York Insured, as of
  August 31, 1999 ........................................................  F-45

                        Audited Financial Statements for
                    MuniHoldings New York Insured Fund, Inc.
                    for the Fiscal Year Ended April 30, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
MuniHoldings New York Insured Fund, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniHoldings New York Insured Fund, Inc., as of August 31, 1999, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period September 19, 1997 (commencement of operations) to August 31, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MuniHoldings New York Insured Fund, Inc. as of August 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
October 7, 1999

                       MuniHoldings New York Insured Fund, Inc., August 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                   S&P    Moody's    Face                                                                         Value
STATE            Ratings  Ratings   Amount   Issue                                                              (Note 1a)
========================================================================================================================
New York--99.0%                              Albany County, New York, Airport Authority, Airport Revenue
                                             Bonds, AMT (d):
                  AAA      Aaa    $ 1,500      5.375% due 12/15/2017                                            $  1,440
                  AAA      Aaa      1,500      5.50% due 12/15/2019                                                1,459
                  ------------------------------------------------------------------------------------------------------
                  NR*      Aaa      2,325    Battery Park City Authority, New York, Revenue Bonds, RITR,
                                             Series 25, 7.32% due 11/01/2026 (a)(g)                                2,203
                  ------------------------------------------------------------------------------------------------------
                                             Long Island Power Authority, New York, Electric System Revenue
                                             Refunding Bonds, Series A (d):
                  AAA      Aaa      2,500      5% due 12/01/2018                                                   2,305
                  AAA      Aaa      1,700      5.125% due 12/01/2022                                               1,569
                  ------------------------------------------------------------------------------------------------------
                                             Metropolitan Transportation Authority, New York, Commuter
                                             Facilities Revenue Bonds:
                  AAA      Aaa      3,000      (Grand Central Terminal), Series 1, 5.70% due 7/01/2024 (d)         2,992
                  AAA      Aaa      7,695      Series A, 5.625% due 7/01/2027 (e)                                  7,636
                  ------------------------------------------------------------------------------------------------------
                                             Metropolitan Transportation Authority, New York, Commuter
                                             Facilities Revenue Refunding Bonds (a):
                  AAA      Aaa      1,000      Series B, 5% due 7/01/2020                                            915
                  AAA      Aaa      2,625      Series E, 5% due 7/01/2021                                          2,391
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa     14,710    Metropolitan Transportation Authority, New York, Dedicated Tax
                                             Fund Revenue Bonds, Series A, 5% due 4/01/2029 (d)                   13,188
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      1,000    Metropolitan Transportation Authority, New York, Transit
                                             Facilities Revenue Bonds, Series C-1, 5.50% due 7/01/2022 (e)           978
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      2,385    Monroe--Woodbury, New York, Central School District, GO, 5.625%
                                             due 5/15/2023 (e)                                                     2,387
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      3,000    Nassau County, New York, IDA, Civic Facility Revenue Refunding
                                             Bonds (Hofstra University Project), 5% due 7/01/2023 (e)              2,717
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa     10,500    New York City, New York, Educational Construction Fund Revenue
                                             Bonds, Junior Sub-Lien, 5.50% due 4/01/2026 (a)                      10,242
                  ------------------------------------------------------------------------------------------------------
                  A-       A3       5,820    New York City, New York, GO, Series C, 5.375% due 11/15/2027          5,417
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      1,830    New York City, New York, IDA, Civic Facilities Revenue Bonds
                                             (Rockefeller Foundation Project), 5.375% due 7/01/2023                1,755
                  ------------------------------------------------------------------------------------------------------
                  A        A3       5,000    New York City, New York, IDA, Special Facilities Revenue Bonds
                                             (Terminal One Group Association Project), AMT, 6.125% due
                                             1/01/2024                                                             5,090
                  ------------------------------------------------------------------------------------------------------
                  NR*      A1       9,000    New York City, New York, Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Bonds, RITR, Series 21, 7.62% due
                                             6/15/2029 (g)                                                         8,871
                  ------------------------------------------------------------------------------------------------------
                                             New York City, New York, Municipal Water Finance Authority,
                                             Water and Sewer System Revenue Refunding Bonds (b):
                  AAA      Aaa      3,300      Series C, 5% due 6/15/2021                                          3,002
                  A1+      VMIG1+   2,850      VRDN, Series G, 3.15% due 6/15/2024 (h)                             2,850
                  ------------------------------------------------------------------------------------------------------
                                             New York City, New York, Transitional Finance Authority
                                             Revenue Bonds, Future Tax Secured:
                  AA       Aa3      5,000      Series A, 5% due 8/15/2027                                          4,488
                  NR*      VMIG1+     800      VRDN, Series C, 2.70% due 5/01/2028 (h)                               800
                  ------------------------------------------------------------------------------------------------------
                                             New York State Dormitory Authority Revenue Bonds:
                  AAA      NR*     10,000      (Frances Schervier Project), 5.50% due 7/01/2027 (d)                9,708

                  AAA      Aaa      2,300      (Gustavus Adolphus Childrens School), Series B, 5.50% due
                                               7/01/2018 (a)                                                       2,271
                  AAA      Aaa      6,000      (Mental Health Services), Series B, 5.375% due 2/15/2026 (d)        5,719
                  AAA      Aaa      2,000      (Niagara Nursing Home), 5.60% due 8/01/2037 (c)(e)                  1,921
                  AAA      Aaa      5,000      (Saint Barnabas Hospital), 5.45% due 8/01/2035 (a)(c)               4,751
                  ------------------------------------------------------------------------------------------------------
                                             New York State Dormitory Authority, Revenue Refunding Bonds:
                  AAA      Aaa      2,180      (City University System Consolidated), Series 1, 5.125% due
                                               7/01/2027 (e)                                                       2,000
                  AAA      Aaa      5,000      (City University System Consolidated Third), Series 1, 5%
                                               due 7/01/2026 (b)                                                   4,503
                  AAA      NR*     10,780      (Hospital Mortgage--United Health Services), 5.375% due
                                               8/01/2027 (a)(c)                                                   10,235
                  AAA      Aaa      3,715      (Mental Health Services Facilities Improvement), Series D,
                                               5% due 8/15/2017 (e)                                                3,429
                  AAA      Aaa      5,320      (Millard Fillmore Hospital Project), 5.375% due 2/01/2032
                                               (a)(c)                                                              5,035
                  AAA      Aaa      3,460      (North Shore University Hospital), 5.25% due 11/01/2019 (e)         3,259
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      7,500    New York State Energy Research and Development Authority,
                                             Facilities Revenue Refunding Bonds (Consolidated Edison Co. of
                                             New York), Series A, 6.10% due 8/15/2020 (a)                          7,731
                  ------------------------------------------------------------------------------------------------------
                  NR*      NR*      2,500    New York State Energy Research and Development Authority, Gas
                                             Facilities Revenue Bonds, RITR, Series 9, 7.32% due 1/01/2021
                                             (e)(g)                                                                2,383
                  ------------------------------------------------------------------------------------------------------
                  AAA      NR*      2,305    New York State Energy Research and Development Authority, PCR
                                             (New York State Electric and Gas Co. Project), AMT, Series A,
                                             6.15% due 7/01/2026 (e)                                               2,341
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      1,285    New York State Energy Research and Development Authority,
                                             Solid Waste Disposal Revenue Bonds (New York State Electric and
                                             Gas Co. Project), AMT, Series A, 5.70% due 12/01/2028 (e)             1,249
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa        765    New York State Environmental Facilities Corporation, Special
                                             Obligation Revenue Refunding Bonds (Riverbank State Park), 5.125%
                                             due 4/01/2022 (a)                                                       710
                  ------------------------------------------------------------------------------------------------------
                                             New York State, GO, Refunding, Series D (a):
                  AAA      Aaa      3,410      5% due 7/15/2015                                                    3,241
                  AAA      Aaa      3,765      5% due 7/15/2017                                                    3,520
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      2,000    New York State, HFA, Revenue Refunding Bonds (Fulton Manor),
                                             6.10% due 11/15/2025 (a)(c)                                           2,109
                  ------------------------------------------------------------------------------------------------------
                                             New York State, HFA, Revenue Refunding Bonds, Housing Mortgage
                                             Project, Series A (d):
                  AAA      Aaa      1,740      6.10% due 11/01/2015                                                1,818
                  AAA      Aaa      2,990      6.125% due 11/01/2020                                               3,119
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      2,800    New York State Local Government Assistance Corporation Revenue
                                             Refunding Bonds, Series B, 5.50% due 4/01/2021 (a)                    2,741
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      1,000    New York State Medical Care Facilities Finance Agency Revenue
                                             Bonds (Mental Health Services), Series A, 6% due 2/15/2005 (e)(f)     1,081
                  ------------------------------------------------------------------------------------------------------
                                             New York State Mortgage Agency, Revenue Refunding Bonds,
                                             Homeowner Mortgage:
                  NR*      Aa2      2,500      AMT, Series 54, 6.20% due 10/01/2026                                2,568
                  NR*      Aa2        955      AMT, Series 58, 6.40% due 4/01/2027                                   996
                  AAA      Aaa      2,140      AMT, Series 67, 5.70% due 10/01/2017 (e)                            2,140
                  NR*      Aa2      5,990      AMT, Series 67, 5.80% due 10/01/2028                                6,022
                  NR*      Aa2      1,500      Series 59, 6.25% due 4/01/2027                                      1,557
                  NR*      Aa2      1,000      Series 61, 5.80% due 10/01/2017                                     1,008
                  ------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT   Alternative Minimum Tax (subject to)
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDA   Industrial Development Authority
PCR   Pollution Control Revenue Bonds
RITR  Residual Interest Trust Receipts
VRDN  Variable Rate Demand Notes

                       MuniHoldings New York Insured Fund, Inc., August 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                   S&P    Moody's    Face                                                                         Value
STATE            Ratings  Ratings   Amount   Issue                                                              (Note 1a)
========================================================================================================================
New York          AAA      NR*    $ 3,000    New York State Thruway Authority, Service Contract Revenue
(concluded)                                  Bonds (Local Highway and Bridge),  5.75% due 4/01/2015 (e)         $  3,069
                  ------------------------------------------------------------------------------------------------------
                                             New York State Urban Development Corporation Revenue Bonds:
                  AAA      Aaa     10,000      (Correctional Capital Facilities), Series 6, 5.375% due
                                               1/01/2025 (a)                                                       9,553
                  AAA      Aaa      3,875      RITR, Series 26, 7.32% due 1/01/2025 (e)(g)                         3,678
                  ------------------------------------------------------------------------------------------------------
                  AAA      NR*      1,775    Niagara, New York, Frontier Authority, Airport Revenue Bonds
                                             (Buffalo Niagara International Airport), AMT, 5% due
                                             4/01/2028 (b)                                                         1,578
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      9,980    Port Authority of New York and New Jersey, Special Obligation
                                             Revenue Bonds (JFK International Air Terminal Project), AMT,
                                             Series 6, 5.75% due 12/01/2022 (e)                                   10,157
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      7,090    Suffolk County, New York, Water Authority, Waterworks Revenue
                                             Bonds, Series A, 5% due 6/01/2022 (a)                                 6,444
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa     11,000    Syracuse, New York, Housing Authority, Mortgage Revenue Bonds
                                             (Loretto Rest), Series A, 5.70% due 8/01/2027 (a)(c)                 10,863
                  ------------------------------------------------------------------------------------------------------
                  AAA      Aaa      2,250    Yonkers, New York, GO, Series C, 5% due 6/01/2019 (b)                 2,072
========================================================================================================================
                  Total Investments (Cost--$238,312)--99.0%                                                      231,274

                  Other Assets Less Liabilities--1.0%                                                              2,321
                                                                                                                --------
                  Net Assets--100.0%                                                                            $233,595
                                                                                                                ========
========================================================================================================================

      (a)   AMBAC Insured.
      (b)   FGIC Insured.
      (c)   FHA Insured.
      (d)   FSA Insured.
      (e)   MBIA Insured.
      (f)   Prerefunded.
      (g)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
      (h)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at August 31, 1999.
      *     Not Rated.
      +     Highest short-term rating by Moody's Investors Service, Inc.
      Ratings of issues shown have not been audited by Deloitte & Touche LLP.

            See Notes to Financial Statements.

Quality Profile

The quality ratings of securities in the Fund as of August 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa............................................................      81.0%
AA/Aa..............................................................       7.1
A/A................................................................       8.3
NR (Not Rated).....................................................       1.0
Other+.............................................................       1.6
--------------------------------------------------------------------------------
+     Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

               As of August 31, 1999
================================================================================================================================
Assets:        Investments, at value (identified cost--$238,311,776) (Note 1a) .....................                $231,273,574
               Cash ................................................................................                       7,567
               Interest receivable .................................................................                   2,721,943
               Prepaid expenses and other assets ...................................................                       9,264
                                                                                                                    ------------
               Total assets ........................................................................                 234,012,348
                                                                                                                    ------------
================================================================================================================================
Liabilities:   Payables:
                 Dividends to shareholders (Note 1f) ............................................... $    102,722
                 Investment adviser (Note 2) .......................................................       97,500
                 Offering costs (Note 1e) ..........................................................       52,165        252,387
                                                                                                     ------------
               Accrued expenses and other liabilities ..............................................                     164,930
                                                                                                                    ------------
               Total liabilities ...................................................................                     417,317
                                                                                                                    ------------
================================================================================================================================
Net Assets:    Net assets ..........................................................................                $233,595,031
                                                                                                                    ============
================================================================================================================================
Capital:       Capital Stock (200,000,000 shares authorized) (Note 4):
                 Preferred Stock, par value $.10 per share (3,800 shares of AMPS* issued
                 and outstanding at $25,000 per share liquidation preference) ......................                $ 95,000,000
                 Common Stock, par value $.10 per share (9,787,106 shares issued and outstanding) .. $    978,710
               Paid-in capital in excess of par ....................................................  144,677,715
               Undistributed investment income--net ................................................    1,114,070
               Accumulated distributions in excess of realized capital gains on investments--net
               (Note 1f) ...........................................................................   (1,137,262)
               Unrealized depreciation on investments--net .........................................   (7,038,202)
                                                                                                     ------------
               Total--Equivalent to $14.16 net asset value per share of Common Stock (market
               price--$14.00) ......................................................................                 138,595,031
                                                                                                                    ------------
               Total capital .......................................................................                $233,595,031
                                                                                                                    ============
================================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

                       MuniHoldings New York Insured Fund, Inc., August 31, 1999

STATEMENT OF OPERATIONS

                     For the Year Ended August 31, 1999
=====================================================================================================================
Investment           Interest and amortization of premium and discount earned ............               $ 13,152,943
Income (Note 1d):
=====================================================================================================================
Expenses:            Investment advisory fees (Note 2) ................................... $ 1,368,183
                     Commission fees (Note 4) ............................................     241,015
                     Professional fees ...................................................      54,497
                     Accounting services (Note 2) ........................................      40,568
                     Transfer agent fees .................................................      34,640
                     Printing and shareholder reports ....................................      19,668
                     Directors' fees and expenses ........................................      18,495
                     Listing fees ........................................................      16,195
                     Custodian fees ......................................................      16,178
                     Pricing fees ........................................................       8,607
                     Other ...............................................................      18,111
                                                                                           -----------
                     Total expenses before reimbursement .................................   1,836,157
                     Reimbursement of expenses (Note 2) ..................................    (101,222)
                                                                                           -----------
                     Total expenses after reimbursement ..................................                  1,734,935
                                                                                                         ------------
                     Investment income--net ..............................................                 11,418,008
                                                                                                         ------------
=====================================================================================================================
Realized &           Realized loss on investments--net ...................................                   (193,650)
Unrealized Loss      Change in unrealized appreciation/depreciation on investments--net ..                (17,042,859)
on Investments--Net                                                                                      ------------
(Notes 1b, 1d & 3):  Net Decrease in Net Assets Resulting from Operations ................               $ (5,818,501)
                                                                                                         ============
=====================================================================================================================



            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         For the     For the Period
                                                                                                        Year Ended   Sept. 19, 1997+
                                                                                                        August 31,    to August 31,
                     Increase (Decrease) in Net Assets:                                                    1999           1998
==================================================================================================================================
Operations:          Investment income--net .........................................................  $ 11,418,008   $ 11,053,516
                     Realized gain (loss) on investments--net .......................................      (193,650)       884,972
                     Change in unrealized appreciation/depreciation on investments--net .............   (17,042,859)    10,004,657
                                                                                                       ------------   ------------
                     Net increase (decrease) in net assets resulting from operations ................    (5,818,501)    21,943,145
                                                                                                       ------------   ------------
==================================================================================================================================
Dividends &          Investment income--net:
Distributions to       Common Stock .................................................................    (8,442,641)    (7,304,626)
Shareholders           Preferred Stock ..............................................................    (2,635,794)    (2,974,393)
(Note 1f):           Realized gain on investments--net:
                       Common Stock .................................................................      (501,319)            --
                       Preferred Stock ..............................................................      (190,003)            --
                     In excess of realized gain on investments--net:
                       Common Stock .................................................................      (824,696)            --
                       Preferred Stock ..............................................................      (312,566)            --
                                                                                                       ------------   ------------
                     Net decrease in net assets resulting from dividends and distributions to
                     shareholders ...................................................................   (12,907,019)   (10,279,019)
                                                                                                       ------------   ------------
==================================================================================================================================
Capital Stock        Proceeds from issuance of Common Stock .........................................            --    146,625,000
Transactions         Proceeds from issuance of Preferred Stock ......................................            --     95,000,000
(Notes 1e & 4):      Value of shares issued to Common Stock Shareholders in reinvestment of dividends            --         85,052
                     Offering costs resulting from the issuance of Common Stock .....................            --       (262,948)
                     Offering and underwriting costs resulting from the issuance of Preferred Stock .            --       (890,684)
                                                                                                       ------------   ------------
                     Net increase in net assets derived from capital stock transactions .............            --    240,556,420
                                                                                                       ------------   ------------
==================================================================================================================================
Net Assets:          Total increase (decrease) in net assets ........................................   (18,725,520)   252,220,546
                     Beginning of period ............................................................   252,320,551        100,005
                                                                                                       ------------   ------------
                     End of period* .................................................................  $233,595,031   $252,320,551
                                                                                                       ============   ============
==================================================================================================================================
                   * Undistributed investment income--net ...........................................  $  1,114,070   $    774,497
                                                                                                       ============   ============
==================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                       MuniHoldings New York Insured Fund, Inc., August 31, 1999

FINANCIAL HIGHLIGHTS

                         The following per share data and ratios have been derived              For the     For the Period
                         from information provided in the financial statements.               Year Ended    Sept. 19, 1997+
                                                                                               August 31,    to August 31,
                         Increase (Decrease) in Net Asset Value:                                  1999           1998
========================================================================================================================
Per Share                Net asset value, beginning of period ...............................  $    16.07     $    15.00
Operating                                                                                      ----------     ----------
Performance:             Investment income--net .............................................        1.16           1.13
                         Realized and unrealized gain (loss) on investments--net ............       (1.75)          1.11
                                                                                               ----------     ----------
                         Total from investment operations ...................................        (.59)          2.24
                                                                                               ----------     ----------
                         Less dividends and distributions to Common Stock shareholders:
                           Investment income--net ...........................................        (.86)          (.75)

                           Realized gain on investments--net ................................        (.05)            --

                           In excess of realized capital gains on investments--net ..........        (.09)            --
                                                                                               ----------     ----------
                         Total dividends and distributions to Common Stock shareholders .....       (1.00)          (.75)
                                                                                               ----------     ----------
                         Capital charge resulting from issuance of Common Stock .............          --           (.03)
                                                                                               ----------     ----------
                         Effect of Preferred Stock activity:++
                           Dividends and distributions to Preferred Stock shareholders:
                             Investment income--net .........................................        (.27)          (.30)
                             Realized gain on investments--net ..............................        (.02)            --
                             In excess of realized capital gains on investments--net ........        (.03)            --
                         Capital charge resulting from issuance of Preferred Stock                     --           (.09)
                                                                                               ----------     ----------
                         Total effect of Preferred Stock activity ...........................        (.32)          (.39)
                                                                                               ----------     ----------
                         Net asset value, end of period .....................................  $    14.16     $    16.07
                                                                                               ==========     ==========
                         Market price per share, end of period ..............................  $    14.00     $  15.3125
                                                                                               ==========     ==========
========================================================================================================================
Total Investment         Based on market price per share ....................................       (2.37%)         7.21%@
Return:**                                                                                      ==========     ==========
                         Based on net asset value per share .................................       (5.91%)        12.52%@
                                                                                               ==========     ==========
========================================================================================================================
Ratios Based on          Total expenses, net of reimbursement*** ............................        1.13%           .80%*
Average Net Assets                                                                             ==========     ==========
Of Common Stock:         Total expenses*** ..................................................        1.19%          1.19%*
                                                                                               ==========     ==========
                         Total investment income--net*** ....................................        7.43%          7.65%*
                                                                                               ==========     ==========
                         Amount of dividends to Preferred Stock shareholders ................        1.71%          2.06%*
                                                                                               ==========     ==========
                         Investment income--net, to Common Stock shareholders ...............        5.72%          5.59%*
                                                                                               ==========     ==========
========================================================================================================================
Ratios Based on          Total expenses, net of reimbursement ...............................         .70%           .50%*
Total Average Net                                                                              ==========     ==========
Assets:+++***            Total expenses .....................................................         .74%           .75%*
                                                                                               ==========     ==========
                         Total investment income--net .......................................        4.59%          4.81%*
                                                                                               ==========     ==========
========================================================================================================================
Ratios Based on          Dividends to Preferred Stock shareholders ..........................        2.77%          3.48%*
Average Net Assets                                                                             ==========     ==========
Of Preferred Stock:

========================================================================================================================
Supplemental Data:       Net assets, net of Preferred Stock, end of period (in thousands) ..   $  138,595     $  157,321
                                                                                               ==========     ==========
                         Preferred Stock outstanding, end of period (in thousands) .........   $   95,000     $   95,000
                                                                                               ==========     ==========
                         Portfolio turnover ................................................        34.48%         52.91%
                                                                                               ==========     ==========
========================================================================================================================
Leverage:                Asset coverage per $1,000 .........................................   $    2,459     $    2,656
                                                                                               ==========     ==========
========================================================================================================================
Dividends                Series A--Investment income--net ..................................   $      703     $      796
Per Share on                                                                                   ==========     ==========
Preferred Stock          Series B--Investment income--net ..................................   $      684     $      769
Outstanding:                                                                                   ==========     ==========
========================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    The Fund's Preferred Stock was issued on October 7, 1997.
      +++   Includes Common and Preferred Stock average net assets.
      @     Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings New York Insured Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MHN. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures

                       MuniHoldings New York Insured Fund, Inc., August 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Offering expenses--Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock. For the year ended August 31, 1999, FAM earned fees of $1,368,183, of which $101,222 was voluntarily waived.

During the period September 19, 1997 to August 31, 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $712,500 in connection with the issuance of the Fund's Preferred Stock.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended August 31, 1999 were $84,109,347 and $92,156,269, respectively.

Net realized gains (losses) for the year ended August 31, 1999 and net unrealized losses as of August 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                 Gains (Losses)        Losses
-------------------------------------------------------------------------------
Long-term investments .........................   $(1,019,614)      $(7,038,202)
Financial futures contracts ...................       825,964                --
                                                  -----------       -----------
Total .........................................   $  (193,650)      $(7,038,202)
                                                  ===========       ===========
--------------------------------------------------------------------------------

As of August 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $7,038,202, of which $344,688 related to appreciated securities and $7,382,890 related to depreciated securities. The aggregate cost of investments at August 31, 1999 for Federal income tax purposes was $238,311,776.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the year ended August 31, 1999 remained constant and during the period September 19, 1997 to August 31, 1998 increased by 9,520,000 as a result of the initial offering and by 260,439 as a result of dividend reinvestment.


Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at August 31, 1999 were as follows: Series A, 2.90% and Series B, 2.999%.

Shares issued and outstanding during the year ended August 31, 1999 remained constant and during the period September 19, 1997 to August 31, 1998 increased by 3,800 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the year ended August 31, 1999, MLPF&S, an affiliate of FAM, earned $164,334 as commissions.

5. Reorganization Plan:

On September 9, 1999, the Fund's Board of Directors approved a plan of reorganization whereby the Fund would acquire substantially all of the assets and liabilities of MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc. in exchange for newly issued shares of the Fund. The plan of reorganization is subject to shareholder approval. MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc. are registered, non-diversified, closed-end management investment companies. All four entities have a similar investment objective and are managed by FAM.

6. Subsequent Event:

On September 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.075463 per share, payable on September 29, 1999 to shareholders of record as of September 22, 1999.

                        Audited Financial Statements for
                        MuniHoldings New York Fund, Inc.
                     for the Fiscal Year Ended June 30, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
MuniHoldings New York Fund, Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments, of MuniHoldings New York Fund, Inc. as of June 30, 1999, the related statements of operations for the year then ended, changes in net assets and the financial highlights for the year then ended and for the period February 27, 1998 (commencement of operations) to June 30, 1998. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted out audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MuniHoldings New York Fund, Inc. as of June 30, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
August 13, 1999

                                 MuniHoldings New York Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                     S&P    Moody's    Face                                                                     Value
STATE              Ratings  Ratings   Amount   Issue                                                          (Note 1a)
======================================================================================================================
New York--93.7%      NR*      Aaa    $  5,000  Battery Park City Authority, New York, Revenue Bonds,
                                               RITR, Series 25, 6.82% due 11/01/2026 (a)(f)                   $  5,035
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa       2,000  Buffalo, New York, Municipal Water Finance Authority,
                                               Water System Revenue Bonds, 5% due 7/01/2025 (b)                  1,868
                     -------------------------------------------------------------------------------------------------
                     A1+      VMIG1+      100  Long Island Power Authority, New York, Electric System
                                               Revenue Bonds, VRDN,
                                               Sub-Series 7, 3.95% due 4/01/2025 (d)(e)                            100
                     -------------------------------------------------------------------------------------------------
                                               Long Island Power Authority, New York, Electric System
                                               Revenue Refunding Bonds, Series A:
                     AAA      Aaa       7,000    5.25% due 12/01/2026 (d)                                        6,773
                     A-       Baa1      3,150    5.50% due 12/01/2029                                            3,109
                     AAA      Aaa       2,600    5.50% due 12/01/2029 (d)                                        2,619
                     -------------------------------------------------------------------------------------------------
                                               Metropolitan Transportation Authority, New York, Commuter
                                               Facilities Revenue Refunding Bonds:
                     AAA      Aaa       2,000    Series B, 5% due 7/01/2017 (a)                                  1,906
                     AAA      Aaa       1,000    Series D, 5.125% due 7/01/2022 (d)                                956
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa      14,710  Metropolitan Transportation Authority, New York, Dedicated
                                               Tax Fund Revenue Bonds, Series A, 5% due 4/01/2029 (c)           13,678
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa       2,690  Nassau County, New York, IDA, Civic Facility Revenue
                                               Refunding Bonds (Hofstra University Project), 5% due
                                               7/01/2023 (d)                                                     2,536
                     -------------------------------------------------------------------------------------------------
                     A1+      VMIG1+      100  New York City, New York, Cultural Resource Trust, Revenue
                                               Bonds (Soloman R. Guggenheim
                                               Foundation), VRDN, Series B, 3.85% due 12/01/2015 (e)               100
                     -------------------------------------------------------------------------------------------------
                                               New York City, New York, GO:
                     A-       A3        5,000    Refunding, Series H, 5.125% due 8/01/2025                       4,663
                     A-       A3        2,000    Series J, 5.50% due 2/15/2026                                   1,975
                     AAA      Aaa       7,500    Series J, 5.125% due 5/15/2029 (d)                              7,110
                     A1+      VMIG1+    1,290    VRDN, Series B-2, Sub-Series B-5, 3.95% due 8/15/2009
                                                 (d)(e)                                                          1,290
                     -------------------------------------------------------------------------------------------------
                                               New York City, New York, IDA, Civic Facilities Revenue Bonds:
                     BBB      NR*       1,000    (College of Aeronautics Project), 5.45% due 5/01/2018 (h)         984
                     A        A3        5,765    (Nightingale-Bamford School Project), 5.85% due 1/15/2020       5,896
                     -------------------------------------------------------------------------------------------------
                     A        A2        6,750  New York City, New York, IDA, Special Facilities Revenue
                                               Bonds (British Airways PLC Project), AMT, 5.25% due
                                               12/01/2032                                                        6,298
                     -------------------------------------------------------------------------------------------------
                                               New York City, New York, Municipal Water Finance
                                               Authority, Water and Sewer System Revenue Refunding Bonds:
                     AAA      Aaa       7,250    Series A, 5.50% due 6/15/2023 (b)                               7,268
                     A        A1        4,750    Series B, 5.25% due 6/15/2029                                   4,536
                     A1+      VMIG1+    1,350    VRDN, Series A, 3.90% due 6/15/2025 (b)(e)                      1,350
                     -------------------------------------------------------------------------------------------------
                     AA       Aa3       5,000  New York City, New York, Transitional Finance Authority
                                               Revenue Bonds, Future Tax Secured, Series C, 5.50% due
                                               5/01/2025                                                         5,021
                     -------------------------------------------------------------------------------------------------
                                               New York State Dormitory Authority Revenue Bonds:
                     AAA      Aaa       2,200    (835 Schools Program), Issue 2, Series D, 5% due
                                                 7/01/2018 (a)                                                   2,086
                     BBB+     A3        7,550    (Court Facilities Lease), Series A, 5.25% due 5/15/2021         7,191
                     AAA      Aaa       4,500    (Library Facilities-Service Contract), 5.25% due
                                                 7/01/2019 (g)                                                   4,397
                     A-       A3        2,370    (Mental Health Services Facilities Improvement), Series
                                                 B, 5.375% due 2/15/2026                                         2,309

                     AAA      A3        5,485    (Mental Health Services Facilities Improvement), Series
                                                 D, 5.125% due 8/15/2027 (c)                                     5,207
                     BBB+     Baa1      7,000    (Secured Hospital--Interfaith Medical Center), Series D,
                                                 5.40% due 2/15/2028                                             6,620
                     BBB+     Baa1      1,750    (Secured Hospital--Saint Agnes Hospital), Series A, 5.40%
                                                 due 2/15/2025                                                   1,662
                     BBB+     Baa1      1,000    (Secured Hospital--Saint Clare's Hospital), Series B,
                                                 5.30% due 2/15/2019                                               951
                     -------------------------------------------------------------------------------------------------
                                               New York State Dormitory Authority Revenue Refunding Bonds:
                     NR*      Aaa       2,920    (Culinary Institute of America), 5.375% due 7/01/2015 (d)       2,942
                     A-       A3        2,000    (State University Educational Facilities), 5.125% due
                                                 5/15/2021                                                       1,893
                     AAA      Aaa       1,455    (University of Rochester), Series A, 5.125% due
                                                 7/01/2022 (d)                                                   1,392
                     AAA      Aaa       3,500    (University of Rochester), Series A, 5% due 7/01/2023 (d)       3,299
                     AA       Aa3       4,000    (Vassar College), 5% due 7/01/2025                              3,725
                     -------------------------------------------------------------------------------------------------
                     A-       Baa3      5,000  New York State Energy Research and Development Authority,
                                               Electric Facilities Revenue Bonds (LILCO Project), AMT,
                                               Series B, 5.30% due 11/01/2023                                    4,732
                     -------------------------------------------------------------------------------------------------
                     AAA      NR*       2,000  New York State Energy Research and Development Authority,
                                               PCR (New York State Electric and Gas Co. Project), AMT,
                                               Series A, 6.15% due 7/01/2026 (d)                                 2,099
                     -------------------------------------------------------------------------------------------------
                                               New York State Energy Research and Development Authority, PCR,
                                               Refunding (Niagara Mohawk Power Corporation Project), Series A:
                     AAA      Aaa       2,000    5.15% due 11/01/2025 (a)                                        1,908
                     NR*      P1          200    FLOATS, 3.90% due 3/01/2027 (e)                                   200
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa       3,955  New York State, GO, Refunding, Series D, 5% due 7/15/2018
                                               (a)                                                               3,777
                     -------------------------------------------------------------------------------------------------
                     NR*      Aaa       5,065  New York State Local Government Assistance Corporation,
                                               RITR, Series 27, 6.82% due 4/01/2021 (f)                          5,089
                     -------------------------------------------------------------------------------------------------
                                               New York State Mortgage Agency Revenue Bonds:
                     NR*      Aa2       7,435    (Homeowner Mortgage), AMT, Series 69, 5.40% due
                                                 10/01/2019                                                      7,318
                     NR*      Aa2       3,900    (Homeowner Mortgage), AMT, Series 69, 5.50% due
                                                 10/01/2028                                                      3,811
                     NR*      Aaa       4,900    Series 41-A, 6.45% due 10/01/2014                               5,245
                     -------------------------------------------------------------------------------------------------
                     NR*      Aaa       5,000  New York State Urban Development Corporation, Revenue
                                               Refunding Bonds, RITR, Series 26, 6.82% due 1/01/2025 (f)         5,024
                     -------------------------------------------------------------------------------------------------
                     AAA      NR*       1,000  Niagara, New York, Frontier Authority, Airport Revenue
                                               Bonds (Buffalo Niagara International Airport), AMT, 5%
                                               due 4/01/2018 (b)                                                   939
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa       1,700  Oneida County, New York, IDA, Civic Facilitities Revenue
                                               Bonds (Mohawk Valley), Series A, 5.20% due 2/01/2013 (c)          1,669
                     -------------------------------------------------------------------------------------------------
                     AAA      Aaa       1,250  Yonkers, New York, GO, Series C, 5% due 6/01/2019 (b)             1,181
======================================================================================================================

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
IDA      Industrial Development Authority
PCR      Pollution Control Revenue Bonds
RITR     Residual Interest Trust Receipts
VRDN     Variable Rate Demand Notes

                                 MuniHoldings New York Fund, Inc., June 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                     S&P    Moody's    Face                                                                     Value
STATE              Ratings  Ratings   Amount   Issue                                                          (Note 1a)
======================================================================================================================
Puerto Rico--5.0%    A        Baa1    $ 9,420  Puerto Rico Public Buildings Authority, Guaranteed
                                               Government Facilities Revenue Bonds,
                                               Series B, 5.25% due 7/01/2021                                   $ 9,098
======================================================================================================================
                     Total Investments (Cost--$186,349)--98.7%                                                 180,835

                     Variation Margin on Financial Futures Contracts**--(0.1%)                                    (214)

                     Other Assets Less Liabilities--1.4%                                                         2,536
                                                                                                              --------
                     Net Assets--100.0%                                                                       $183,157
                                                                                                              ========
======================================================================================================================

      (a)   AMBAC Insured.
      (b)   FGIC Insured.
      (c)   FSA Insured.
      (d)   MBIA Insured.
      (e) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
      (f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 1999.
      (g)   CAPMAC Insured.
      (h) All or a portion of security held as collateral in connection with open financial futures contracts.
      *     Not Rated.
      ** Financial futures contracts sold as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                  (in Thousands)
--------------------------------------------------------------------------------
Number of                               Expiration                    Value
Contracts               Issue              Date                  (Notes 1a & 1b)
--------------------------------------------------------------------------------
  245            US Treasury Bonds     September 1999                   $ 28,397
--------------------------------------------------------------------------------
Total Financial Futures Contracts Sold
(Total Contract Price--$27,927)                                         $ 28,397
                                                                        ========
--------------------------------------------------------------------------------
+ Highest short-term rating by Moody's Investors Service, Inc.
Ratings of issues shown have not been audited by Deloitte & Touche LLP.


            See Notes to Financial Statements.

QUALITY PORTFOLIO

The quality ratings of securities in the Fund as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa .........................................................        52.4%
AA/Aa ...........................................................        10.8
A/A .............................................................        28.2
BBB/Baa .........................................................         5.6
Other+ ..........................................................         1.7
--------------------------------------------------------------------------------
+ Temporary investments in short-term municipal securities.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                 As of June 30, 1999
======================================================================================================================
Assets:          Investments, at value (identified cost--$186,349,481) (Note 1a) .......                  $180,835,419
                 Cash ..................................................................                        27,107
                 Receivables:
                   Securities sold .....................................................  $  7,303,421
                   Interest ............................................................     2,696,871      10,000,292
                                                                                          ------------
                 Deferred organization expenses (Note 1e) ..............................                        11,899
                 Prepaid expenses ......................................................                        11,655
                                                                                                          ------------
                 Total assets ..........................................................                   190,886,372
                                                                                                          ------------
======================================================================================================================
Liabilities:     Payables:
                   Securities purchased ................................................     7,086,451
                   Variation margin (Note 1b) ..........................................       214,375
                   Dividends to shareholders (Note 1f) .................................       189,059
                   Investment adviser (Note 2) .........................................        75,900
                   Offering costs (Note 1e) ............................................        60,000       7,625,785
                                                                                          ------------
                 Accrued expenses ......................................................                       103,563
                                                                                                          ------------
                 Total liabilities .....................................................                     7,729,348
                                                                                                          ------------
======================================================================================================================
Net Assets:      Net assets ............................................................                  $183,157,024
                                                                                                          ============
======================================================================================================================
Capital:         Capital Stock (200,000,000 shares authorized) (Note 4):
                   Preferred Stock, par value $.10 per share (3,040
                   shares of AMPS* issued and outstanding at $25,000
                   per share liquidation preference) ...................................                  $ 76,000,000
                   Common Stock, par value $.10 per share (7,580,698
                   shares issued and outstanding) ......................................  $    758,070
                 Paid-in capital in excess of par ......................................   111,975,013
                 Undistributed investment income--net ..................................       708,483
                 Accumulated realized capital losses on investments--net ...............      (345,636)
                 Unrealized depreciation on investments--net ...........................    (5,938,906)
                                                                                          ------------
                 Total--Equivalent to $14.14 net asset value per share of Common
                 Stock (market price--$13.25) ..........................................                   107,157,024
                                                                                                          ------------
                 Total capital .........................................................                  $183,157,024
                                                                                                          ============
======================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

                                 MuniHoldings New York Fund, Inc., June 30, 1999

STATEMENT OF OPERATIONS

                     For the Year Ended June 30, 1999
======================================================================================================================
Investment           Interest and amortization of premium and discount earned ............                 $ 9,985,755
Income (Note 1d):
======================================================================================================================
Expenses:            Investment advisory fees (Note 2) ................................... $ 1,053,213
                     Commission fees (Note 4) ............................................     194,697
                     Professional fees ...................................................      62,147
                     Accounting services (Note 2) ........................................      42,971
                     Transfer agent fees .................................................      41,665
                     Directors' fees and expenses ........................................      23,149
                     Printing and shareholder reports ....................................      22,766
                     Custodian fees ......................................................      15,580
                     Listing fees ........................................................      13,457
                     Pricing fees ........................................................       7,595
                     Amortization of organization expenses (Note 1e) .....................       3,248
                     Other ...............................................................       8,367
                                                                                           -----------
                     Total expenses before reimbursement .................................   1,488,855
                     Reimbursement of expenses (Note 2) ..................................    (166,173)
                                                                                           -----------
                     Total expenses after reimbursement ..................................                   1,322,682
                                                                                                           -----------
                     Investment income--net ..............................................                   8,663,073
                                                                                                           -----------
======================================================================================================================
Realized &           Realized gain on investments--net ...................................                   1,039,531
Unrealized Gain      Change in unrealized appreciation/depreciation on investments--net ..                  (7,804,850)
(Loss) on                                                                                                  -----------
Investments--Net     Net Increase in Net Assets Resulting from Operations ................                 $ 1,897,754
(Notes 1b, 1d & 3):                                                                                        ===========
======================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                      For the
                                                                                                      For the          Period
                                                                                                     Year Ended    Feb  27, 1998+
                                                                                                      June 30,       to June 30,
                   Increase (Decrease) in Net Assets:                                                   1999            1998
================================================================================================================================
Operations:        Investment income--net ......................................................... $  8,663,073    $  2,967,254
                   Realized gain (loss) on investments--net .......................................    1,039,531        (827,645)
                   Change in unrealized areciation/depreciation on investments--net ...............   (7,804,850)      1,865,944
                                                                                                    ------------    ------------
                   Net increase in net assets resulting from operations ...........................    1,897,754       4,005,553
                                                                                                    ------------    ------------
================================================================================================================================
Dividends &        Investment income--net:
Distributions to     Common Stock .................................................................   (6,180,250)     (1,644,233)
Shareholders         Preferred Stock ..............................................................   (2,290,033)       (807,287)
(Note 1f):         Realized gain on investments--net:
                     Common Stock .................................................................     (388,828)             --
                     Preferred Stock ..............................................................     (168,735)             --
                                                                                                    ------------    ------------
                   Net decrease in net assets resulting from dividends and distributions to
                   shareholders ...................................................................   (9,027,846)     (2,451,520)
                                                                                                    ------------    ------------
================================================================================================================================
Capital Stock      Proceeds from issuance of Common Stock .........................................           --     113,250,000
Transactions       Proceeds from issuance of Preferred Stock ......................................           --      76,000,000
(Notes 1e & 4):    Value of shares issued to Common Stock Shareholders in reinvestment of
                   dividends and distributions ....................................................      368,635              --
                   Offering costs resulting from the issuance of Common Stock .....................           --        (278,202)
                   Offering and underwriting costs resulting from the issuance of Preferred Stock..           --        (707,355)
                                                                                                    ------------    ------------
                   Net increase in net assets derived from capital stock transactions .............      368,635     188,264,443
                                                                                                    ------------    ------------
================================================================================================================================
Net Assets:        Total increase (decrease) in net assets ........................................   (6,761,457)    189,818,476
                   Beginning of period ............................................................  189,918,481         100,005
                                                                                                    ------------    ------------
                   End of period* ................................................................. $183,157,024    $189,918,481
                                                                                                    ============    ============
================================================================================================================================
                 * Undistributed investment income--net (Note 1g) ................................. $    708,483    $    515,734
                                                                                                    ============    ============
================================================================================================================================

      +     Commencement of operations

            See Notes to Financial Statements

                                 MuniHoldings New York Fund, Inc., June 30, 1999

FINANCIAL HIGHLIGHTS

                                                                                                                 For the
                        The following per share data and ratios have been derived                 For the         Period
                        from information provided in the financial statements.                  Year Ended    Feb. 27, 1998+
                                                                                                  June 30,      to June 30,
                        Increase (Decrease) in Net Asset Value:                                     1999           1998
==========================================================================================================================
Per Share               Net asset value, beginning of period ................................... $    15.08     $    15.00
Operating                                                                                        ----------     ----------
Performance:            Investment income--net .................................................       1.14            .36
                        Realized and unrealized gain (loss) on investments--net ................       (.89)           .14
                                                                                                 ----------     ----------
                        Total from investment operations .......................................        .25            .50
                                                                                                 ----------     ----------
                        Less dividends and distributions to Common Stock shareholders:
                          Investment income--net ...............................................       (.82)          (.22)
                                                                                                 ----------     ----------
                          Realized gain on investments--net ....................................       (.05)            --
                                                                                                 ----------     ----------
                        Total dividends and distributions to Common Stock shareholders .........       (.87)          (.22)
                                                                                                 ----------     ----------
                        Capital charge resulting from issuance of Common Stock .................         --           (.04)
                                                                                                 ----------     ----------
                        Effect of Preferred Stock activity:++
                          Dividends and distributions to Preferred Stock shareholders:
                               Investment income--net ..........................................       (.30)          (.07)
                               Realized gain on investments--net ...............................       (.02)            --
                        Capital charge resulting from issuance of Preferred Stock ..............         --           (.09)
                                                                                                 ----------     ----------
                        Total effect of Preferred Stock activity ...............................       (.32)          (.16)
                                                                                                 ----------     ----------
                        Net asset value, end of period ......................................... $    14.14     $    15.08
                                                                                                 ==========     ==========
                        Market price per share, end of period .................................. $    13.25     $  14.5625
                                                                                                 ==========     ==========
==========================================================================================================================
Total Investment        Based on market price per share ........................................      (3.55%)        (1.47%)@
Return:**                                                                                        ==========     ==========
                        Based on net asset value per share .....................................      (0.60%)         2.03%@
                                                                                                 ==========     ==========
==========================================================================================================================
Ratios Based on         Total expenses, net of reimbursement*** ................................       1.15%           .43%*
Average Net Assets of                                                                            ==========     ==========
Common Stock:           Total expenses*** ......................................................       1.29%          1.25%*
                                                                                                 ==========     ==========
                        Total investment income--net*** ........................................       7.50%          8.42%*
                                                                                                 ==========     ==========
                        Amount of dividends to Preferred Stock shareholders ....................       1.98%          2.29%*
                                                                                                 ==========     ==========
                        Investment income--net, to Common Stock shareholders ...................       5.52%          6.13%*
                                                                                                 ==========     ==========
==========================================================================================================================
Ratios Based on         Total expenses, net of reimbursement ...................................        .69%           .26%*
Total Average                                                                                    ==========     ==========
Net Assets:+++***       Total expenses .........................................................        .78%           .77%*
                                                                                                 ==========     ==========
                        Total investment income--net ...........................................       4.52%          5.22%*
                                                                                                 ==========     ==========
==========================================================================================================================
Ratios Based on         Dividends to Preferred Stock shareholders ..............................       3.01%          3.73%*
Average Net Assets of                                                                            ==========     ==========
Preferred Stock:
==========================================================================================================================
Supplemental            Net assets, net of Preferred Stock, end of period (in thousands) ....... $  107,157     $  113,918
Data:                                                                                            ==========     ==========

                        Preferred Stock outstanding, end of period (in thousands) .............. $   76,000     $   76,000
                                                                                                 ==========     ==========
                        Portfolio turnover .....................................................     100.06%         28.25%
                                                                                                 ==========     ==========
==========================================================================================================================
Leverage:               Asset coverage per $1,000 .............................................. $    2,410     $    2,499
                                                                                                 ==========     ==========
==========================================================================================================================
Dividends               Series A--Investment income--net ....................................... $      745     $      286
Per Share on                                                                                     ==========     ==========
Preferred Stock         Series B--Investment income--net ....................................... $      762     $      245
Outstanding:                                                                                     ==========     ==========
==========================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    The Fund's Preferred Stock was issued on March 19, 1998.
      +++   Includes Common and Preferred Stock average net assets.
      @     Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings New York Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MUN. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded pri-marily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and

                                 MuniHoldings New York Fund, Inc., June 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization and offering expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be expensed on July 1, 1999. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(g) Reclassification -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $41 have been reclassified between accumulated net realized capital losses and undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock. For the year ended June 30, 1999, FAM earned fees of $1,053,213, of which $166,173 was reimbursed.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 1999 were $194,758,639 and $186,189,994, respectively.

Net realized gains for the year ended June 30, 1999 and net unrealized losses as of June 30, 1999 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                    Gains              Losses
--------------------------------------------------------------------------------
Long-term investments ......................     $   588,309        $(5,514,062)
Financial futures contracts ................         451,222           (424,844)
                                                 -----------        -----------

Total ......................................     $ 1,039,531        $(5,938,906)
                                                 ===========        ===========
--------------------------------------------------------------------------------

As of June 30, 1999, net unrealized depreciation for Federal income tax purposes aggregated $5,514,062, of which $70,699 related to appreciated securities and $5,584,761 related to depreciated securities. The aggregate cost of investments at June 30, 1999 for Federal income tax purposes was $186,349,481.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the year ended June 30, 1999 increased by 24,031 as a result of dividend reinvestment and during the period February 27, 1998 to June 30, 1998 increased by 7,550,000 as a result of the initial offering.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquida tion preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at June 30, 1999 were as follows: Series A, 4% and Series B, 3.75%.

Shares issued and outstanding during the year ended June 30, 1999 remained constant and during the period February 27, 1998 to June 30, 1998 increased by 3,040 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the year ended June 30, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of FAM, earned $129,951 as commissions.

5. Subsequent Event:

On July 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.067616 per share, payable on July 29, 1999 to shareholders of record as of July 23, 1999.

                    [This page is intentionally left blank.]

                       Unaudited Financial Statements for
                   MuniHoldings New York Insured Fund II, Inc.
                            for the Six-Month Period
                              Ended March 31, 1999

                     MuniHoldings New York Insured Fund II, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                    S&P      Moody's     Face                                                                                Value
STATE              Ratings   Ratings    Amount   Issue                                                                     (Note 1a)
===================================================================================================================================
New York - 100.8%  AAA       Aaa       $ 6,000   Long Island Power Authority, New York, Electric System Revenue Bonds,
                                                 Series A, 5.125% due 12/01/2022 (e)                                       $  6,002
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         8,000   Metropolitan Transportation Authority, New York, Commuter Facilities
                                                 Revenue Bonds, Series C-1, 5.375% due 7/01/2027 (c)                          8,251
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         3,500   Metropolitan Transportation Authority, New York, Commuter Facilities
                                                 Revenue Refunding Bonds (Service Contract), Series Q, 5.125% due
                                                 7/01/2012 (b)                                                                3,629
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       NR*         6,045   Nassau County, New York, GO, General Improvement, Series V, 5.25% due
                                                 3/01/2010 (b)                                                                6,389
                   ----------------------------------------------------------------------------------------------------------------
                                                 Nassau County, New York, IDA, Civic Facility Revenue Refunding Bonds
                                                 (Hofstra University Project):
                   AAA       Aaa         2,000     5% due 7/01/2023 (f)                                                       1,967
                   AAA       Aaa         2,000     4.75% due 7/01/2028                                                        1,882
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York City, New York, GO:
                   AAA       NR*         5,000     Series C, 5% due 8/15/2028 (e)                                             4,894
                   A1+       VMIG1+      1,100     VRDN, Series B-2, Sub-Series B-5, 3% due 8/15/2011 (a)(f)                  1,100
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York City, New York, Municipal Water Finance Authority, Water and
                                                 Sewer System Revenue Bonds:
                   AAA       NR*         2,750     Refunding, Series B, 5.25% due 8/15/2029 (e)                               2,786
                   AAA       Aaa         5,000     Series B, 5.125% due 6/15/2030 (c)                                         4,980
                   A1+       VMIG1+      3,000     VRDN, Series G, 2.95% due 6/15/2024 (a)(c)                                 3,000
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       NR*         2,500   New York City, New York, Transitional Finance Authority Revenue Bonds,
                                                 Future Tax Secured, Series B, 5% due 11/01/2008 (c)                          2,636
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York State Dormitory Authority Revenue Bonds:
                   AAA       Aaa         5,000     (Consolidated City University System), Series 1, 5.125% due 7/01/2027
                                                   (f)                                                                        4,989
                   AAA       NR*         2,325     (Gustavus Adolphus Childrens School), Series B, 5.50% due 7/01/2018(b)     2,435
                   AAA       Aaa         1,425     (Rochester Institute of Technology), 5.25% due 7/01/2022 (f)(h)            1,445
                   AAA       Aaa         4,000     (Saint Barnabas Hospital), 5.45% due 8/01/2035 (d)                         4,124
                   AAA       Aaa         6,000     (University of Rochester), Series A, 5% due 7/01/2023 (f)                  5,900
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York State Dormitory Authority, Revenue Refunding Bonds:
                   BBB+      Baa1        5,000     (City University System), Consolidated Third, Series 1, 5.25% due
                                                   7/01/2025                                                                  4,985
                   AAA       NR*         6,535     (Consolidated City University), Series A, 5.75% due 7/01/2009 (e)          7,263
                   NR*       Aaa         2,445     (Ithaca College), 5% due 7/01/2026 (b)                                     2,395
                   AAA       NR*         3,315     (Mental Health Services Facilities), Series C, 5.125% due 8/15/2015
                                                   (f)                                                                        3,372
                   AAA       Aaa         3,000     (North Shore University Hospital), 5% due 11/01/2023 (f)                   2,942
                   AAA       NR*        14,435     RIB, Series 45, 7.115% due 7/01/2025 (f)(g)                               14,874
                   BBB+      NR*         5,000     (Secured Hospital--Wyckoff Heights), Series H, 5.30% due 8/15/2021         4,948
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         2,550   New York State Energy Research and Development Authority, PCR,
                                                 Refunding (Niagara Mohawk Power Project), Series A, 5.15% due
                                                 11/01/2025 (b)                                                               2,563
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         3,000   New York State Environmental Facilities Corporation, Special Obligation
                                                 Revenue Refunding Bonds (Riverbank State Park), 5.125% due 4/01/2022 (b)     3,001
                   ----------------------------------------------------------------------------------------------------------------
                   NR*       Aa2         9,125   New York State Mortgage Agency Revenue Bonds (Homeowner Mortgage), AMT,
                                                 Series 73-A, 5.30% due 10/01/2028                                            9,163
                   ----------------------------------------------------------------------------------------------------------------

                   AAA       Aaa         2,465   New York State Urban Development Corporation, Revenue Bonds
                                                 (Correctional Capital Facilities), Series 6, 5.375% due 1/01/2025 (b)        2,533
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       NR*         2,000   New York State Urban Development Corporation, Revenue Refunding Bonds
                                                 (Correctional Facilities), 5% due 1/01/2019 (e)                              1,990
                   ----------------------------------------------------------------------------------------------------------------
                   A1+       VMIG1+        900   Port Authority of New York and New Jersey, Special Obligation Revenue
                                                 Refunding Bonds (Versatile Structure Obligation), VRDN, Series 2, 2.90%
                                                 due 5/01/2019 (a)                                                              900
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         1,500   Saint Lawrence County, New York, Industrial Development Civic Facility
                                                 Revenue Bonds (Saint Lawrence University Project), Series A, 5% due
                                                 7/01/2028 (f)                                                                1,468
                   ----------------------------------------------------------------------------------------------------------------
                   A1+       VMIG1+      6,300   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Multi-Modal -
                                                 Syracuse University Project), VRDN, 2.80% due 3/01/2023 (a)                  6,300
===================================================================================================================================
                   Total Investments (Cost--$136,200)--100.8%                                                               135,106

                   Variation Margin on Financial Futures Contracts**--0.1%                                                      110

                   Liabilities in Excess of Other Assets--(0.9%)                                                             (1,156)
                                                                                                                           --------
                   Net Assets--100.0%                                                                                      $134,060
                                                                                                                           ========
===================================================================================================================================

      (a)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (b)   AMBAC Insured.
      (c)   FGIC Insured.
      (d)   FHA Insured
      (e)   FSA Insured.
      (f)   MBIA Insured.
      (g)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (h)   All or a portion of security held as collateral in conjunction with open financial futures contracts.
      +     Highest short-term rating by Moody's Investors Service, Inc.
      *     Not Rated.
      **    Financial futures contracts sold as of March 31, 1999 were as follows:
            -----------------------------------------------------------
                                                         (in Thousands)
            -----------------------------------------------------------
            Number of                      Expiration        Value
            Contracts        Issue            Date      (Notes 1a & 1b)
            -----------------------------------------------------------
               110      Municipal Bonds     June 1999       $ 13,595
               110     US Treasury Bonds    June 1999         13,262
            -----------------------------------------------------------
            Total Financial Futures Contracts Sold
            (Total Contract Price--$26,722)                 $ 26,857
                                                            ========
            -----------------------------------------------------------

            See Notes to Financial Statements.

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT      Alternative Minimum Tax (subject to)
GO       General Obligation Bonds
IDA      Industrial Development Authority
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
VRDN     Variable Rate Demand Notes

Quality Profile

The quality ratings of securities in the Fund as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                             Net Assets
--------------------------------------------------------------------------------
AAA/Aaa                                                                  78.1%
--------------------------------------------------------------------------------
AA/Aa                                                                     6.8
--------------------------------------------------------------------------------
BBB/Baa                                                                   7.4
--------------------------------------------------------------------------------
Other+                                                                    8.5
--------------------------------------------------------------------------------
+     Temporary investment in short-term municipal securities.

                     MuniHoldings New York Insured Fund II, Inc., March 31, 1999

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

              As of March 31, 1999
=================================================================================================================================
Assets:       Investments, at value (identified cost--$136,199,552)(Note 1a)........................                 $135,106,485
              Receivables:
                Interest.............................................................................  $ 1,768,093
                Variation margin (Note 1b)...........................................................      110,000      1,878,093
                                                                                                       -----------
              Deferred organization expenses (Note 1e)...............................................                      10,602
              Other assets...........................................................................                      75,336
                                                                                                                     ------------
              Total assets...........................................................................                 137,070,516
                                                                                                                     ------------
=================================================================================================================================
Liabilities:  Payables:
                Securities purchased.................................................................    2,457,995
                Offering costs (Note 1e).............................................................      239,272
                Dividends to shareholders (Note 1f)..................................................      181,022
                Investment adviser (Note 2)..........................................................       39,518      2,917,807
                                                                                                       -----------
              Accrued expenses and other liabilities.................................................                      92,236
                                                                                                                     ------------
              Total liabilities......................................................................                   3,010,043
                                                                                                                     ------------
=================================================================================================================================
Net Assets:   Net assets.............................................................................                $134,060,473
                                                                                                                     ============
=================================================================================================================================
Capital:      Capital Stock (200,000,000 shares authorized)(Note 4):
                Preferred Stock, par value $.10 per share (2,120 shares of AMPS* issued and
                outstanding at $25,000 per share liquidation preference).............................                $ 53,000,000
                Common Stock, par value $.10 per share (5,591,168 shares issued and outstanding).....  $   559,117
              Paid-in capital in excess of par.......................................................   82,480,635
              Undistributed investment income--net...................................................      436,647
              Accumulated realized capital losses on investments--net................................   (1,187,547)
              Unrealized depreciation on  investments--net ..........................................   (1,228,379)
                                                                                                       -----------
              Total--Equivalent to $14.50 net asset value per share of Common Stock (market
              price--$14.3125) ......................................................................                  81,060,473
                                                                                                                     ------------
              Total capital..........................................................................                $134,060,473
                                                                                                                     ============
=================================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                      For the Period October 1, 1998+ to March 31, 1999
=========================================================================================================================
Investment            Interest and amortization of premium and discount earned..............                  $ 3,266,160
Income (Note 1d):
=========================================================================================================================
Expenses:             Investment advisory fees (Note 2).....................................   $  345,264
                      Commission fees (Note 4)..............................................       56,657
                      Accounting services (Note 2)..........................................       29,641
                      Professional fees.....................................................       18,486
                      Transfer agent fees...................................................       17,129

                      Directors' fees and expenses..........................................        9,584
                      Listing fees..........................................................        7,372
                      Custodian fees........................................................        3,527
                      Printing and shareholder reports......................................        3,346
                      Pricing fees..........................................................        3,013
                      Amortization of organization expenses (Note 1e).......................          296
                      Other.................................................................        7,035
                                                                                               ----------
                      Total expenses before reimbursement...................................      501,350
                      Reimbursement of expenses (Note 2)....................................     (281,337)
                                                                                               ----------

                      Total expenses after reimbursement....................................                      220,013
                                                                                                              -----------
                      Investment income--net................................................                    3,046,147
                                                                                                              -----------
=========================================================================================================================
Realized &            Realized loss on investments--net.....................................                   (1,187,547)
Unrealized Loss on    Unrealized depreciation on investments--net ..........................                   (1,228,379)
Investments--Net                                                                                              -----------
(Notes 1b, 1d & 3):   Net Increase in Net Assets Resulting from Operations..................                  $   630,221
                                                                                                              ===========
=========================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                 For the Period
                                                                                                                Oct. 1, 1998+ to
                  Increase (Decrease) in Net Assets:                                                             March 31, 1999
================================================================================================================================
Operations:       Investment income--net....................................................................        $  3,046,147
                  Realized loss on investments--net.........................................................          (1,187,547)
                  Unrealized depreciation on investments--net...............................................          (1,228,379)
                                                                                                                    ------------
                  Net increase in net assets resulting from operations......................................             630,221
                                                                                                                    ------------
================================================================================================================================
Dividends to      Investment income--net:
Shareholders        Common Stock............................................................................          (1,876,479)
(Note 1f):          Preferred Stock.........................................................................            (733,021)
                                                                                                                    ------------
                  Net decrease in net assets resulting from dividends to shareholders.......................          (2,609,500)
                                                                                                                    ------------
================================================================================================================================
Capital Stock     Proceeds from issuance of Common Stock....................................................          83,250,000
Transactions      Proceeds from issuance of Preferred Stock.................................................          53,000,000
(Notes 1e & 4):   Value of shares issued to Common Stock shareholders in reinvestment of dividends..........             505,295
                  Offering costs resulting from the issuance of Common Stock................................            (270,213)
                  Offering and underwriting costs resulting from the issuance of Preferred Stock............            (545,335)
                                                                                                                    ------------
                  Net increase in net assets derived from capital stock transactions........................         135,939,747
                                                                                                                    ------------
================================================================================================================================
Net Assets:       Total increase in net assets..............................................................         133,960,468
                  Beginning of period.......................................................................             100,005
                                                                                                                    ------------
                  End of period*............................................................................        $134,060,473
                                                                                                                    ============
================================================================================================================================
                 * Undistributed investment income--net ...................................................         $    436,647
                                                                                                                    ============
================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                     MuniHoldings New York Insured Fund II, Inc., March 31, 1999

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios have been derived
                    from information provided in the financial statements                                      For the Period
                                                                                                              Oct. 1, 1998+ to
                    Increase (Decrease) in Net Asset Value:                                                    March 31, 1999
==============================================================================================================================
Per Share           Net asset value, beginning of period ...................................................        $    15.00
Operating                                                                                                           ----------
Performance         Investment income--net..................................................................               .55
                    Realized and unrealized loss on investments--net .......................................              (.43)
                                                                                                                    ----------
                    Total from investment operations .......................................................               .12
                                                                                                                    ----------
                    Less dividends to Common Stock shareholders from investment income--net.................              (.34)
                                                                                                                    ----------
                    Capital charge resulting from issuance of Common Stock..................................              (.05)
                                                                                                                    ----------
                    Effect of Preferred Stock activity:++
                      Dividends to Preferred Stock shareholders:
                         Investment income--net.............................................................              (.13)
                                                                                                                    ----------
                      Capital charge resulting from issuance of Preferred Stock.............................              (.10)
                                                                                                                    ----------
                    Total effect of Preferred Stock activity................................................              (.23)
                                                                                                                    ----------
                    Net asset value, end of period .........................................................        $    14.50
                                                                                                                    ==========
                    Market price per share, end of period ..................................................        $  14.3125
                                                                                                                    ==========
==============================================================================================================================
Total Investment    Based on market price per share.........................................................             (2.37%)@
Return:**                                                                                                           ==========
                    Based on net asset value per share......................................................             (1.09%)@
                                                                                                                    ==========
==============================================================================================================================
Ratios to Average   Expenses, net of reimbursement..........................................................               .35%*
Net Assets:***                                                                                                      ==========
                    Expenses................................................................................               .80%*
                                                                                                                    ==========
                    Investment income--net..................................................................              4.85%*
                                                                                                                    ==========
==============================================================================================================================
Supplemental        Net assets, net of Preferred Stock, end of period (in thousands) .......................        $   81,060
Data:                                                                                                               ==========
                    Preferred Stock outstanding, end of period (in thousands)...............................        $   53,000
                                                                                                                    ==========
                    Portfolio turnover .....................................................................             92.01%
                                                                                                                    ==========
==============================================================================================================================
Leverage:           Asset coverage per $1,000...............................................................        $    2,529
                                                                                                                    ==========
==============================================================================================================================
Dividends           Series A--Investment income--net .......................................................        $      337
Per Share on                                                                                                        ==========
Preferred Stock     Series B--Investment income--net .......................................................        $      355
Outstanding:                                                                                                        ==========
==============================================================================================================================

      *     Annualized.
      **    Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales loads.
      ***   Do not reflect the effect of dividends to Preferred Stock
            shareholders.
      +     Commencement of operations.
      ++    The Fund's Preferred Stock was issued on October 22, 1998.
      @     Aggregate total investment return.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings New York Insured Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on October 1, 1998, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Stock on September 18, 1998 to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MNU. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization and offering expenses -- Deferred organization expenses are amortized on a straight-line basis over a period not exceeding five years. In accordance with Statement of Position 98-5, any unamortized organization expenses will be

                     MuniHoldings New York Insured Fund II, Inc., March 31, 1999

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

expensed on the first day of the next fiscal year beginning after December 15, 1998. This charge will not have any material impact on the operations of the Fund. Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions -- Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock. For the period October 1, 1998 to March 31, 1999, FAM earned fees of $345,264, of which $250,360 was voluntarily waived. In addition, FAM also reimbursed the Fund $30,977 in additional expenses.

During the period October 1, 1998 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $397,500, in connection with the issuance of the Fund's Preferred Stock.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period October 1, 1998 to March 31, 1999 were $243,094,462 and $116,768,903, respectively.

Net realized gains (losses) for the period October 1, 1998 to March 31, 1999 and net unrealized losses as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                 Realized            Unrealized
                                              Gains (Losses)           Losses
--------------------------------------------------------------------------------
Long-term investments........................  $(1,396,859)         $(1,093,067)
Financial futures contracts..................      209,312             (135,312)
                                               -----------          -----------
Total........................................  $(1,187,547)         $(1,228,379)
                                               ===========          ===========
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $1,093,067, of which $83,025 related to appreciated securities and $1,176,092 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $136,199,552.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period October 1, 1998 to March 31, 1999 increased by 5,543,333 from shares sold and by 41,168 as a result of dividend reinvestment.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at March 31, 1999 were for Series A, 3.30% and Series B, 3.30%.

In connection with the offering of AMPS, the Board of Directors reclassified 2,120 shares of unissued capital stock as AMPS. Shares issued and outstanding during the period October 1, 1998 to March 31, 1999 increased by 2,120 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period October 1, 1998 to March 31, 1999, MLPF&S, an affiliate of FAM, earned $28,518 as commissions.

5. Subsequent Event:

On April 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.067666 per share, payable on April 29, 1999 to shareholders of record as of April 22, 1999.

                       Unaudited Financial Statements for
                  Muniholdings New York Insured Fund III, Inc.
                                 for the Period
                       January 29, 1999 to March 31, 1999

                    MuniHoldings New York Insured Fund III, Inc., March 31, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                     S&P     Moody's     Face                                                                                Value
STATE              Ratings   Ratings    Amount   Issue                                                                     (Note 1a)
===================================================================================================================================
New York--97.4%    NR*       Aaa       $ 4,205   Albany County, New York, Airport Authority, Airport Revenue
                                                 Bonds, RITR, Series RI-7, 8.57% due 12/15/2023 (g)                        $  4,963
                   ----------------------------------------------------------------------------------------------------------------
                                                 Allegany County, New York, IDA, Civic Facilities Revenue
                                                 Refunding Bonds (Alfred University) (b):
                   NR*       Aaa         1,100     5.25% due 8/01/2010                                                        1,170
                   NR*       Aaa         3,000     5% due 8/01/2028                                                           2,937
                   ----------------------------------------------------------------------------------------------------------------
                                                 Long Island Power Authority, New York, Electric System Revenue Bonds:
                   AAA       Aaa         4,000     Series A, 5.125% due 12/01/2022 (d)                                        4,001
                   AAA       Aaa         5,000     Series A, 5.50% due 12/01/2029 (b)                                         5,158
                   A1+       VMIG1+        900     VRDN, Sub-Series 5, 3% due 5/01/2033 (f)                                     900
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa        10,000   Metropolitan Transportation Authority, New York, Commuter Facilities
                                                 Revenue Bonds, Series C-1, 5.375% due 7/01/2027 (c)                         10,313
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         5,250   Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                                                 Revenue Bonds, Series A, 5% due 4/01/2023 (c)                                5,164
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         4,000   Nassau County, New York, IDA, Civic Facilities Revenue Refunding
                                                 Bonds (Hofstra University Project), 4.75% due 7/01/2028 (b)                  3,765
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York City, New York, GO, VRDN (f):
                   A1+       VMIG1+        176     Series B, Sub-Series B-5, 3% due 8/15/2022 (b)                               176
                   A1+       VMIG1+        324     Series B2, Sub-Series B-5, 3% due 8/15/2009 (b)                              324
                   A1+       VMIG1+        350     Sub-Series A-4, 3% due 8/01/2022                                             350
                   A1+       VMIG1+        700     Sub-Series A-4, 3% due 8/01/2023                                             700
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         4,000   New York City, New York, Health and Hospital Corporation, Revenue
                                                 Refunding Bonds (Health System), Series A, 5.125% due 2/15/2014 (a)          4,092
                   ----------------------------------------------------------------------------------------------------------------
                   NR*        A1         4,000   New York City, New York, Municipal Water Finance Authority, Water
                                                 and Sewer System Revenue Bonds, RITR, Series 21, 7.87% due 6/15/2029 (g)     4,584
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York City, New York, Municipal Water Finance Authority, Water
                                                 and Sewer System, Revenue Refunding Bonds:
                   AAA       Aaa         5,000     Series B, 5.25% due 6/15/2029 (a)                                          5,065
                   AAA       Aaa         1,250     Series D, 4.75% due 6/15/2025 (b)                                          1,180
                   A1+       VMIG1+      2,900     VRDN, Series A, 3.10% due 6/15/2025 (c)(f)                                 2,900
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         5,000   New York City, New York, Transitional Finance Authority Revenue Bonds,
                                                 Future Tax Secured, Series B, 5% due 11/01/2008 (c)                          5,272
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York State Dormitory Authority, Lease Revenue Bonds (Municipal
                                                 Health Facilities Improvement Program), Series 1 (d):
                   AAA       Aaa         2,000     5% due 1/15/2019                                                           1,978
                   AAA       Aaa         4,250     4.75% due 1/15/2029                                                        3,986
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York State Dormitory Authority Revenue Bonds:
                   AAA       NR*         5,000     (Mental Health Services), Series B, 5.375% due 2/15/2026 (d)               5,136
                   AAA       Aaa         3,500     (Saint Barnabas Hospital), 5.45% due 8/01/2035 (a)(e)(h)                   3,608
                   ----------------------------------------------------------------------------------------------------------------
                                                 New York State Dormitory Authority, Revenue Refunding Bonds:
                   AAA       Aaa         6,250     (Hospital for Special Surgery), 5% due 2/01/2028 (b)(e)                    6,119
                   NR*       Aaa         1,020     (Ithaca College), 5% due 7/01/2026 (a)                                       999

                   AAA       Aaa         3,000       (New York and Presbyterian Hospitals), 4.75% due 8/01/2027 (a)(e)        2,809
                   AAA       Aaa         3,750       (New York Medical College), 4.75% due 7/01/2027 (b)                      3,533
                   AAA       Aaa         4,000       (North Shore University Hospital), 5.25% due 11/01/2019 (b)              4,055
                   AAA       Aaa         3,000       (State University Educational Facilities), Series A, 4.75% due
                                                       5/15/2025 (b)                                                          2,833
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         3,800   New York State Energy Research and Development Authority, PCR,
                                                 Refunding (Niagara Mohawk Power Project), Series A, 5.15%
                                                 due 11/01/2025 (a)                                                           3,820
                   ----------------------------------------------------------------------------------------------------------------
                   NR*       NR*         3,000   New York State Mortgage Agency Revenue Bonds, RITR, Series 24,
                                                 8.12% due 10/01/2028 (g)                                                     3,385
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         2,750   New York State Thruway Authority, Highway and Bridge Trust Fund
                                                 Revenue Bonds, Series A, 5% due 4/01/2009 (c)                                2,878
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         6,250   Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                                                 116th Series, 4.375% due 10/01/2033 (c)                                      5,500
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         1,055   Suffolk County, New York, GO, Refunding, Public Improvements,
                                                 Series D, 4.75% due 11/01/2019 (c)                                           1,013
                   ----------------------------------------------------------------------------------------------------------------
                   AAA       Aaa         6,000   Triborough Bridge and Tunnel Authority, New York, General Purpose
                                                 Revenue Bonds, Series B, 5.20% due 1/01/2027 (c)                             6,059
===================================================================================================================================
                   Total Investments (Cost--$121,341)--97.4%                                                                120,725

                   Variation Margin on Financial Futures Contracts++--0.0%                                                       47

                   Other Assets Less Liabilities--2.6%                                                                        3,205
                                                                                                                           --------
                   Net Assets--100.0%                                                                                      $123,977
                                                                                                                           ========
===================================================================================================================================

      (a)   AMBAC Insured.
      (b)   MBIA Insured.
      (c)   FGIC Insured.
      (d)   FSA Insured.
      (e)   FHA Insured.
      (f)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (g)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1999.
      (h)   All or a portion of security held as collateral in connection with open financial futures contracts.
      *     Not Rated.
      +     Highest short-term rating by Moody's Investors Service, Inc.
      ++    Financial futures contracts sold as of March 31, 1999 were as follows:

            -----------------------------------------------------------
                                                         (in Thousands)
            -----------------------------------------------------------
            Number of                      Expiration        Value
            Contracts        Issue            Date      (Notes 1a & 1b)
            -----------------------------------------------------------
              100        Municipal Bonds   June 1999       $12,359
            -----------------------------------------------------------
            Total Financial Futures Contracts Sold
            (Total Contract Price -- $12,265)              $12,359
                                                           =======
            -----------------------------------------------------------

            See Notes to Financial Statements.

================================================================================

Portfolio Abbreviations

To simplify the listings of MuniHoldings New York Insured Fund III, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

GO    General Obligation Bonds
IDA   Industrial Development Authority
PCR   Pollution Control Revenue Bonds
RITR  Residual Interest Trust Receipts
VRDN  Variable Rate Demand Notes

                    MuniHoldings New York Insured Fund III, Inc., March 31, 1999

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

              As of March 31, 1999
=================================================================================================================================
Assets:       Investments, at value (identified cost--$121,341,109) (Note 1a) ........................               $120,724,973
              Cash ...................................................................................                     54,597
              Receivables:
                Securities sold ...................................................................... $ 6,734,700
                Interest .............................................................................   1,631,675
                Variation margin (Note 1b) ...........................................................      46,875
                Investment adviser (Note 2) ..........................................................      15,496      8,428,746
                                                                                                       -----------
              Prepaid expenses and other assets ......................................................                      8,492
                                                                                                                     ------------
              Total assets ...........................................................................                129,216,808
                                                                                                                     ------------
=================================================================================================================================
Liabilities:  Payables:
                Securities purchased .................................................................   4,945,080
                Offering costs (Note 1e) .............................................................     280,303      5,225,383
                                                                                                       -----------
              Accrued expenses and other liabilities .................................................                     14,678
                                                                                                                     ------------
              Total liabilities ......................................................................                  5,240,061
                                                                                                                     ------------
=================================================================================================================================
Net Assets:   Net assets .............................................................................               $123,976,747
                                                                                                                     ============
=================================================================================================================================
Capital:      Capital Stock (200,000,000 shares authorized) (Note 4):
                Preferred Stock, par value $.10 per share (2,000 shares of AMPS* issued
                and outstanding at $25,000 per share liquidation preference) .........................               $ 50,000,000
                Common Stock, par value $.10 per share (5,006,667 shares issued and outstanding) ..... $   500,667
              Paid-in capital in excess of par .......................................................  73,852,435
              Undistributed investment income--net ...................................................     712,230
              Accumulated realized capital losses on investments--net ................................    (378,168)
              Unrealized depreciation on investments--net ............................................    (710,417)
                                                                                                       -----------
              Total--Equivalent to $14.78 net asset value per share of Common Stock
                    (market price--$14.75) ...........................................................                 73,976,747
                                                                                                                     ------------
              Total capital ..........................................................................               $123,976,747
                                                                                                                     ============
=================================================================================================================================

      *     Auction Market Preferred Stock.

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                      For the Period October 1, 1998+ to March 31, 1999
=========================================================================================================================
Investment            Interest and amortization of premium and discount earned .............                  $   891,025
Income (Note 1d):
=========================================================================================================================
Expenses:             Investment advisory fees (Note 2) ....................................   $   90,545
                      Commission fees (Note 4) .............................................       15,481
                      Accounting services (Note 2) .........................................        6,767
                      Professional fees ....................................................        5,117
                      Directors' fees and expenses .........................................        3,715
                      Transfer agent fees ..................................................        3,711
                      Listing fees .........................................................        2,138
                      Custodian fees .......................................................        1,631
                      Printing and shareholder reports .....................................        1,310
                      Pricing fees .........................................................          834
                      Other ................................................................        1,185
                                                                                               ----------
                      Total expenses before reimbursement ..................................      132,434
                      Reimbursement of expenses (Note 2) ...................................     (106,041)
                                                                                               ----------
                      Total expenses after reimbursement ...................................                       26,393
                                                                                                              -----------
                      Investment income--net ...............................................                      864,632
                                                                                                              -----------
=========================================================================================================================
Realized &            Realized loss on investments--net ....................................                     (378,168)
Unrealized Loss on    Unrealized depreciation on investments--net ..........................                     (710,417)
Investments -- Net                                                                                            -----------
(Notes 1b, 1d & 3):   Net Decrease in Net Assets Resulting from Operations .................                  $  (223,953)
                                                                                                              ===========
=========================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                    MuniHoldings New York Insured Fund III, Inc., March 31, 1999

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              For the Period
                                                                                                            Jan. 29, 1999+ to
                  Increase (Decrease) in Net Assets:                                                          March 31, 1999
=============================================================================================================================
Operations:       Investment income--net ...................................................................     $    864,632
                  Realized loss on investments--net ........................................................         (378,168)
                  Unrealized depreciation on investments--net ..............................................         (710,417)
                                                                                                                 ------------
                  Net decrease in net assets resulting from operations .....................................        (223,953)
                                                                                                                 ------------
=============================================================================================================================
Dividends to      Investment income--net to Preferred Stock shareholders ...................................         (152,402)
Shareholders                                                                                                     ------------
(Note 1f):        Net decrease in net assets resulting from dividends to shareholders ......................         (152,402)
                                                                                                                 ------------
=============================================================================================================================
Capital Stock     Proceeds from issuance of Common Stock ...................................................       75,000,000
Transactions      Proceeds from issuance of Preferred Stock ................................................       50,000,000
(Notes 1e & 4):   Offering costs resulting from the issuance of Common Stock ...............................         (225,903)
                  Offering and underwriting costs resulting from the issuance of Preferred Stock ...........         (521,000)
                                                                                                                 ------------
                  Net increase in net assets derived from capital stock transactions .......................      124,253,097
                                                                                                                 ------------
=============================================================================================================================
Net Assets:       Total increase in net assets .............................................................      123,876,742
                  Beginning of period ......................................................................          100,005
                                                                                                                 ------------
                  End of period* ...........................................................................     $123,976,747
                                                                                                                 ============
=============================================================================================================================
                 * Undistributed investment income--net ....................................................     $    712,230
                                                                                                                 ============
=============================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                       The following per share data and ratios have been derived
                       from information provided in the financial statements.                        For the Period
                                                                                                   Jan. 29, 1999+ to
                       Increase (Decrease) in Net Asset Value:                                       March 31, 1999
====================================================================================================================
Per Share              Net asset value, beginning of period .........................................    $   15.00
Operating                                                                                                ---------
Performance:           Investment income--net .......................................................          .17
                       Realized and unrealized loss on investments -- net ...........................         (.21)
                                                                                                         ---------
                       Total from investment operations .............................................         (.04)
                                                                                                         ---------
                       Capital charge resulting from issuance of Common Stock .......................         (.05)
                                                                                                         ---------
                       Effect of Preferred Stock activity:++
                          Dividends to Preferred Stock shareholders:
                             Investment income--net .................................................         (.03)
                          Capital charge resulting from issuance of Preferred Stock .................         (.10)
                                                                                                         ---------
                       Total effect of Preferred Stock activity .....................................         (.13)
                                                                                                         ---------
                       Net asset value, end of period ...............................................    $   14.78
                                                                                                         =========
                       Market price per share, end of period ........................................    $   14.75
                                                                                                         =========

==================================================================================================================
Total Investment       Based on market price per share ..............................................        (1.67%)
Return:**                                                                                                =========
                       Based on net asset value per share ...........................................        (1.47%)@
                                                                                                         =========
==================================================================================================================
Ratios to Average      Expenses, net of reimbursement ...............................................          .16%*
Net Assets:***                                                                                           =========
                       Expenses .....................................................................          .80%*
                                                                                                         =========
                       Investment income--net ......................................................          5.25%*
                                                                                                         =========
==================================================================================================================
Supplemental Data:     Net assets, net of Preferred Stock, end of period (in thousands) .............    $  73,977
                                                                                                         =========
                       Preferred Stock outstanding, end of period (in thousands) ....................    $  50,000
                                                                                                         =========
                       Portfolio turnover ...........................................................        34.88%
                                                                                                         =========
==================================================================================================================
Leverage:              Asset coverage per $1,000 ....................................................    $   2,480
                                                                                                         =========
==================================================================================================================
Dividends              Investment income--net .......................................................    $      76
Per Share on                                                                                             =========
Preferred Stock
Outstanding:
==================================================================================================================

                 *     Annualized.
                 **    Total investment returns based on market value, which can
                       be significantly greater or lesser than the net asset
                       value, may result in substantially different returns.
                       Total investment returns exclude the effects of sales
                       loads.
                 ***   Do not reflect the effect of dividends to Preferred Stock
                       shareholders.
                 +     Commencement of operations.
                 ++    The Fund's Preferred Stock was issued on February 22,
                       1999.
                 @     Aggregate total investment return.

                       See Notes to Financial Statements.

                    MuniHoldings New York Insured Fund III, Inc., March 31, 1999

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

MuniHoldings New York Insured Fund III, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on January 29, 1999, the Fund had no operations other than those relating to organizational matters and the sale of 6,667 shares of Common Stock on January 13, 1999 to Fund Asset Management, L.P. ("FAM") for $100,005. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MNK. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities and assets with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund is authorized to write covered call options and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Offering expenses--Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

(f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock. For the period January 29, 1999 to March 31, 1999, FAM earned fees of $90,545, all of which were voluntarily waived. In addition, FAM also reimbursed the Fund $15,496 in additional expenses.

During the period January 29, 1999 to March 31, 1999, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, received underwriting fees of $375,000 in connection with the issuance of the Fund's Preferred Stock.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period January 29, 1999 to March 31, 1999 were $151,417,136 and $34,831,463, respectively.

Net realized gains (losses) for the period January 29, 1999 to March 31, 1999 and net unrealized losses as of March 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Losses
--------------------------------------------------------------------------------
Long-term investments ....................         $(587,481)         $(616,136)
Financial futures contracts ..............           209,313            (94,281)
                                                   ---------          ---------
Total ....................................         $(378,168)         $(710,417)
                                                   =========          =========
--------------------------------------------------------------------------------

As of March 31, 1999, net unrealized depreciation for Federal income tax purposes aggregated $616,136, of which $105,721 related to appreciated securities and $721,857 related to depreciated securities. The aggregate cost of investments at March 31, 1999 for Federal income tax purposes was $121,341,109.

4. Capital Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of capital stock, including Preferred Stock, par value $.10 per share,

                    MuniHoldings New York Insured Fund III, Inc., March 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of capital stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 5,000,000 from shares sold.

Preferred Stock

Auction Market Preferred Stock ("AMPS") are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yield in effect at March 31, 1999 was 3.20%.

In connection with the offering of AMPS, the Board of Directors reclassified 2,000 shares of unissued capital stock as AMPS. Shares issued and outstanding during the period January 29, 1999 to March 31, 1999 increased by 2,000 as a result of the AMPS offering.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the period January 29, 1999 to March 31, 1999, MLPF&S, an affiliate of FAM, earned $11,628 as commissions.

5. Subsequent Event:

On April 8, 1999, the Fund's Board of Directors declared an ordinary income dividend to Common Stock shareholders in the amount of $.141380 per share, payable on April 29, 1999 to shareholders of record as of April 22, 1999.

                       Unaudited Financial Statements for
                          Pro Forma New York Insured,
                             as of August 31, 1999

                      COMBINED SCHEDULE OF INVESTMENTS FOR
  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,
                MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND
                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                                (Unaudited)

                              August 31, 1999

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                    New York  New York   New York     New York     New York
 New York -- 97.9%                                  Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
                         Albany County, New York,
                          Airport Authority,
                          Airport Revenue Bonds,
                          AMT(d):
 AAA      Aaa    $ 1,500 5.375% due 12/15/2017...   $  1,440  $    --     $ --        $    --      $  1,440
 AAA      Aaa      1,500 5.50% due 12/15/2019....      1,459       --       --             --         1,459
 NR*      Aaa      4,205 Albany County, New York,
                          Airport Authority,
                          Airport Revenue Bonds,
                          RITR, Series RI-7,
                          8.32% due
                          12/15/2023(d)(g).......        --        --       --           4,288        4,288
 NR*      Aaa      3,000 Allegany County, New
                          York, IDA, Civic
                          Facilities Revenue
                          Refunding Bonds (Alfred
                          University),
                         5% due 8/01/2028(e).....        --        --       --           2,688        2,688
 AAA      Aaa      7,325 Battery Park City
                          Authority, New York,
                          Revenue Bonds, RITR,
                         Series 25, 7.32% due
                         11/01/2026(a)(g)........      2,203     4,738      --             --         6,941
 AAA      Aaa      2,000 Buffalo, New York,
                          Municipal Water Finance
                          Authority, Water System
                          Revenue Bonds, 5% due
                          7/01/2025(b)...........        --      1,807      --             --         1,807
 AA       Aa3        100 Long Island Power
                          Authority, New York,
                          Electric System Revenue
                          Bonds, Sub-Series 5,
                          VRDN, 3.15% due
                          5/01/2033(h)...........        --        100      --             --           100
                         Long Island Power
                          Authority, New York,
                          Electric System Revenue
                          Refunding Bonds, Series
                          A:
 AAA      Aaa      2,500 5% due 12/01/2018(d)....      2,305       --       --             --         2,305
 AAA      Aaa      7,700 5.125% due 12/01/2022...      1,569       --     3,691          1,845        7,105
 AAA      Aaa      7,000 5.25% due 12/01/2026(e).        --      6,548      --             --         6,548
 A-       Baal     5,750 5.50% due 12/01/2029(a)
                         ........................        --      5,601      --             --         5,601
 AAA      Aaa      5,000 5.50% due 12/01/2029(e).        --        --       --           4,870        4,870
                         Metropolitan
                          Transportation
                          Authority, New York,
                          Commuter Facilities
                          Revenue Bonds:
 AAA      Aaa      3,000 (Grand Central
                         Terminal), Series 1,
                         5.70% due 7/01/2024(d)..      2,992       --       --             --         2,992
 AAA      Aaa      7,695 Series A, 5.625% due
                         7/01/2027(e)............      7,636       --       --             --         7,636
                         Metropolitan
                          Transportation
                          Authority, New York,
                          Commuter Facilities
                          Revenue Refunding
                          Bonds:
 AAA      Aaa      2,000 Series B, 5% due                --      1,861      --             --         1,861
                         7/01/2017(a)............
 AAA      Aaa      1,000 Series B, 5% due                915       --        -             --           915
                         7/01/2020...............
 AAA      Aaa      1,000 Series D, 5.125% due
                         7/01/2022(e)............        --        923      --             --           923
 AAA      Aaa      2,625 Series E, 5% due              2,391       --       --             --         2,391
                         7/01/2021(a)............
                         Metropolitan
                          Transportation
                          Authority, New York,
                          Dedicated Tax Fund
                          Revenue Bonds,
                          Series A:
 AAA      Aaa      5,250 5% due 4/01/2023(b).....        --        --       --           4,757        4,757
 AAA      Aaa     20,500 5.25% due 4/01/2026(e)..        --     15,446      --           3,744       19,190
 AAA      Aaa     23,210 5% due 4/01/2029(d).....     13,188       --     4,931          2,690       20,809
 AAA      Aaa      1,000 Metropolitan
                          Transportation
                          Authority, New York,
                          Transit Facilities
                          Revenue Bonds,
                         Series C-1, 5.50% due
                         7/01/2022(e)............        978       --       --             --           978
 AAA      Aaa      9,000 Metropolitan
                          Transportation
                          Authority, New York,
                          Transit Facilities
                          Revenue Refunding
                         Bonds, Series A, 4.75%
                         due 7/01/2021(e)........        --        --     3,592          4,360        7,952
 AAA      Aaa      2,385 Monroe Woodbury, New
                          York, Central School
                          District, GO,
                         5.625% due                    2,387       --       --             --         2,387
                         5/15/2023(e)............
 AAA      NR*      6,000 Nassau County, New York,
                          GO, General
                          Improvement, Series B,
                         5.25% due 6/01/2023(a)..        --        --     5,603            --         5,603

                      COMBINED SCHEDULE OF INVESTMENTS FOR
  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,
                MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND
                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Continued)

                              August 31, 1999

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                    New York  New York   New York     New York     New York
 New York -- (continued)                            Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
                         Nassau County, New York,
                          IDA, Civic Facility
                          Revenue Refunding Bons
                          (Hofstra University
                          Project)(e):
 AAA     Aaa     $ 5,690 5% due 7/01/2023........    $2,717    $2,436        --           --       $ 5,153
 AAA     NR*       6,000 4.75% due 7/01/2028.....       --        --      $1,710       $3,420        5,130
 AAA     Aa3       8,500 New York City, New York,
                          City Transitional
                          Finance Authority
                          Revenue Bonds (Future
                          Tax Secured), Series C,
                         5.50% due 5/01/2025.....       --      4,846        --         3,392        8,238
 AAA     NR*       8,000 New York City, New York,
                          City Transitional
                          Finance Authority
                          Revenue Bonds, RIB,
                          Series 141,
                         7.41% due                      --        --       7,590          --         7,590
                         5/01/2025(b)(g).........
 AAA     Aaa      10,500 New York City, New York,
                          Educational
                          Construction Fund
                          Revenue Bonds, Junior
                          Sub-Lien,
                         5.50% due 4/01/2026(a)..    10,242       --         --           --        10,242
                         New York City, New York,
                          GO:
 A-      A3        5,820 Series C, 5.375% due         5,417       --         --           --         5,417
                         11/15/2027..............
 AAA     NR*       5,000 Series C, 5% due               --        --       4,487          --         4,487
                         8/15/2028(d)............
 AAA     Aaa      10,000 Series H, 5% due               --        --       8,966          --         8,966
                         3/15/2029(b)............
 A-      A3        2,000 Series J, 5.50% due
                         2/15/2026...............       --      1,899        --           --         1,899
 AAA     Aaa       7,500 Series J, 5.125% due           --      6,855        --           --         6,855
                         5/15/2029...............
 A-      A3        5,000 New York City, New York,
                         GO, Refunding, Series H,
                         5.125% due 8/01/2025....       --      4,513        --           --         4,513
 AA      Aa2         200 New York City, New York,       --        --         200          --           200
                         GO, VRDN, Sub-Series A-
                         4, 3.95% due
                         8/01/2022(h)............
                         New York City, New York,
                          IDA, Civic Facilities
                          Revenue Bonds:
 BBB     NR*       1,000 (College of Aeronautics
                         Project), 5.45% due
                         5/01/2018...............       --        955        --           --           955
 A       A3        5,765 (Nightingale-Bamford
                         School Project), 5.85%
                         due 1/15/2020...........       --      5,801        --           --         5,801
 AAA     Aaa       1,830 (Rockefeller Foundation
                         Project), 5.375% due
                         7/01/2023                    1,755       --         --           --         1,755
                         New York City, New York,
                          IDA, Special Facilities
                          Revenue Bonds
 A       A2        6,750 (British Airways PLC
                         Project), AMT, 5.25% due
                         12/01/2032..............       --      5,915        --           --         5,915
 A       A3        5,000 (Terminal One Group
                         Association Project),
                         AMT, 6.125% due
                         1/01/2024...............     5,090       --         --           --         5,090
 A-      A-1      13,000 New York City, New York,
                          Municipal Water Finance
                          Authority, Water and
                          Sewer System Revenue
                          Bonds, RITR, Series 21,
                          7.62% due
                          6/15/2029(g)...........     8,871       --         --         3,943       12,814
                         New York City, New York,
                          Municipal Water Finance
                          Authority, Water and
                          Sewer System Revenue
                          Refunding Bonds:
 AAA     Aaa       7,250 Series A, 5.50% due
                          6/15/2023(b)...........       --      7,089        --           --         7,089
 AAA     Aaa       2,500 Series B, 5% due
                          6/15/2029(d)...........       --        --       2,240          --         2,240
 A       A1        4,750 Series B, 5.25% due
                          6/15/2029(d)...........       --      4,432        --           --         4,432
 AAA     Aaa       5,000 Series B, 5.125% due
                          6/15/2030(b)...........       --        --       4,558          --         4,558
 AAA     Aaa       3,300 Series C, 5% due
                          6/15/2021(b)...........     3,002       --         --           --         3,002
 AAA     Aaa       2,250 Series D, 4.75% due
                          6/15/2025(e)...........       --        --         863        1,078        1,941
 AAA     NR*       2,850 VRDN, Series G, 3.15%
                          due 6/15/2024(b)(h)....     2,850       --         --           --         2,850
                         New York City, New York,
                          Transitional Finance
                          Authority Revenue Bonds
                          (Future Tax Secured):
 AA      Aa3       5,000 Series A, 5% due
                         8/15/2027...............     4,488       --         --           --         4,488
 NR*     VMIGI+      800 VRDN, Series C, 2.70%
                         due 5/01/2028(h)........       800       --         --           --           800

                   COMBINED SCHEDULE OF INVESTMENTS FOR

  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,

              MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Continued)

                              August 31, 1999

                              (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                    New York  New York   New York     New York     New York
 New York (continued)                               Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
                         New York State Dormitory
                          Authority Revenue
                          Bonds:
 AAA     Aaa      $2,200 (835 Schools Program),
                         Issue 2 Series D, 5% due
                         7/01/2018(a)............        --    $2,021        --            --       $2,021
 AAA     Aaa       4,100 (City University Systems
                         Consolidation), Third
                         Generation, Series 1,
                         5.375% due
                         7/01/2025(a)............        --       --     $ 3,915           --        3,915
 BBB+    A3        7,550 (Court Facilities
                         Lease), Series A, 5.25%
                         due 5/15/2021...........        --     7,129        --            --        7,129
 AAA     Aaa      10,000 (Frances Schervier
                         Project), 5.50% due
                         7/01/2027(d)............     $9,708      --         --            --        9,708
 AAA     Aaa       4,625 (Gustavus Adolphus
                         Childrens School),
                         Series B, 5.50% due
                         7/01/2018(a)............      2,271      --       2,295           --        4,566
 AAA     Aaa       4,500 (Liberal Facilities--
                         Service Contract), 5.25%
                         due 7/01/2019(i)........        --     4,251        --            --        4,251
 AAA     Aaa      12,370 (Mental Health Services
                         Facilities Improvement),
                         Series B, 5.375% due
                         2/15/2026(d)............      5,719    2,228      3,813           --       11,760
 AAA     A3        5,485 (Mental Health Services
                         Facilities Improvement),
                         Series D, 5.125% due
                         8/15/2027(d)............        --     5,025        --            --        5,025
 AAA     Aaa       2,000 (Niagra Nursing Home),
                         5.60% due 8/01/2037(e)..      1,921      --         --            --        1,921
 AAA     Aaa      12,500 (Saint Barnabas
                         Hospital), 5.45% due
                         8/01/2035(a)(c)(h)......      4,751      --       3,801       $ 3,326      11,878
 BBB+    Baa1      7,000 (Secured Hospital--
                         Interfaith Medical
                         Center), Series D, 5.40%
                         due 2/15/2028...........        --     6,395        --            --        6,395
 BBB+    Baa1      1,750 (Secured Hospital--Saint
                         Agnes Hospital), Series
                         A, 5.40% due 2/15/2025..        --     1,607        --            --        1,607
 BBB+    Baa1      1,000 (Secured Hospital--Saint
                         Clare's Hospital),
                         Series B, 5.30% due
                         2/15/2019...............        --       923        --            --          923
 AAA     Aaa       7,500 (State University
                         Educational Facilities),
                         Series B, 4.75% due
                         5/15/2028(e)............        --       --       4,276         2,138       6,414
 NR*     Aaa       4,000 New York State Dormitory
                         Authority Revenue Bonds,
                         RIB Series 156, 6.853%
                         due 8/01/2029(a)(c)(g)..        --       --       1,815         1,815       3,630
                         New York State Dormitory
                          Revenue Refunding
                          Bonds:
 AAA     Aaa       5,000 (City University
                         System), Consolidated
                         Third, Series 1, 5.25%
                         due 7/01/2025(b)........        --       --         --          4,678       4,678
 BBB+    Baa1      5,000 (City University
                         System), Consolidated
                         Third, Series 1, 5% due
                         7/01/2026(b)............      4,503      --         --            --        4,503
 AAA     Aaa       4,300 (City University
                          Systems), Third
                          Generation Resources,
                          Series 1, 5.50% due
                          7/01/2024(e)...........        --       --       4,203           --        4,203
 AAA     Aaa       2,180 (Consolidated City
                          University System),
                          Series 1, 5.125% due
                          7/01/2027(e)...........      2,000      --         --            --        2,000
 NR*     Aaa       2,920 (Culinary Institute of
                          America), 5.375% due
                          7/01/2015(e)...........        --     2,897        --            --        2,897
 AAA     Aaa       6,250 (Hospital for Special
                          Surgery), 5% due
                          2/01/2028(e)(c)........        --       --         --          5,605       5,605
 AAA     NR*      12,780 (Hospital Mortgage--
                          United Health
                          Services), 5.375% due
                          8/01/2027..............     10,235      --         949           949      12,133
 NR*     Aaa       3,465 (Ithaca College), 5% due
                          7/01/2026(a)...........        --       --       2,202           918       3,120
 A1+     VMIGI+    1,750 (Memorial Sloan-
                          Kettering), VRDN,
                          Series A, 3.95% due
                          7/01/2019(f)...........        --       --       1,750           --        1,750
 AAA     Aaa       3,715 (Mental Health Services
                          Facilities
                          Improvement), Series D,
                          5% due 8/15/2017(e)....      3,429      --         --            --        3,429
 AAA     Aaa       5,320 (Millard Fillmore
                          Hospital Project),
                          5.375% due
                          2/01/2032(a)(c)........      5,035      --         --            --        5,035
 AAA     Aaa       3,750 (New York Medical
                          College), 4.75% due
                          7/01/2027(e)...........        --       --         --          3,214       3,214
 AAA     Aaa       8,000 (New York and
                          Presbyterian
                          Hospitals), 4.75% due
                          8/01/2027(a)(c)........        --       --         --          6,835       6,835
 AAA     Aaa       3,460 (North Shore University
                          Hospital), 5.25% due
                          11/01/2019(e)..........      3,259      --         --            --        3,259

                   COMBINED SCHEDULE OF INVESTMENTS FOR

  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,

              MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Continued)

                              August 31, 1999

                              (in Thousands)

--------------------------------------------------------------------------------

                                                                                                 Pro Forma
                                                   New York  New York   New York     New York     New York
 New York (continued)                              Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount           Issue
--------------------------------------------------------------------------------
 AAA      Aaa    $3,000 (North Shore University
                         Hospital), 5% due
                         11/01/2023(e)..........       --        --      $2,711          --        $2,711
 AAA      Aaa     1,425 (Rochester Institute of
                         Technology), 5.25% due
                         7/01/2022(e)...........       --        --       1,343          --         1,343
 AAA      Aaa     3,000 (State University
                         Educational
                         Facilities), Series A,
                         4.75% due
                         5/15/2025(e)...........       --        --         --        $2,585        2,585
 A-       A3      2,000 (State University
                         Educational
                         Facilities), 5.125% due
                         5/15/2021..............       --     $1,834        --           --         1,834
 AAA      Aaa     1,455 (University of
                         Rochester), Series A,
                         5.125% due
                         7/01/2022(e)...........       --      1,343        --           --         1,343
 AAA      Aaa     9,500 (University of
                         Rochester), Series A,
                         5% due 7/01/2023(e)....       --      3,170      5,434          --         8,604
 AA       Aa3     4,000 (Vasar College), 5% due
                         7/01/2025..............       --      3,613        --           --         3,613
                        New York State Dormitory
                         Authority, Lease
                         Revenue Bonds
                         (Municipal Health
                         Facilities Improvement
                         Program), Series 1(d):
 AAA      Aaa     2,000 5% due 1/15/2019........       --        --         --         1,844        1,844
 AAA      Aaa     7,650 4.75% due 1/15/2029.....       --        --       2,895        3,619        6,514
 AAA      Aaa       645 New York State Dormitory
                         Authority, Lease
                         Revenue Bonds (Office
                         Facilities--Audit and
                         Control), 5.50% due
                         4/01/2023(e)...........       --        --         631          --           631
 A-       Baa3    5,000 New York State Energy
                         Research and
                         Development Authority,
                         Electric Facilities
                         Revenue Bonds (LILCO
                         Project), AMT, Series
                         B, 5.30% due
                         11/01/2023.............       --      4,592        --           --         4,592
 AAA      Aaa     7,500 New York State Energy
                         Research and
                         Development Authority,
                         Facilities Revenue
                         Refunding Bonds
                         (Consolidated Edison
                         Co., New York), Series
                         A, 6.10%
                         due 8/15/2020(a).......    $7,731       --         --           --         7,731
 AAA      Aaa     2,500 New York State Energy
                         Research and
                         Development Authority,
                         Gas Facilities Revenue
                         Bonds, RITR, Series 9,
                         7.32% due
                         1/01/2021(e)(g)........     2,383       --         --           --         2,383
 AAA      Aaa     4,305 New York State Energy
                         Research and
                         Development Authority,
                         PCR, AMT, (New York
                         State Electric and Gas
                         Co. Project), Series A,
                         6.15% due
                         7/01/2026(e)...........     2,341     2,031        --           --         4,372
 AAA      Aaa     4,000 New York State Energy
                         Research and
                         Development Authority,
                         PCR, Refunding (Central
                         Hudson Gas and
                         Electric), Series A,
                         5.45% due
                         8/01/2027(a)...........       --        --       1,928        1,928        3,856
                        New York State Energy
                         Research and
                         Development Authority,
                         PCR, Refunding (Niagara
                         Mohawk Power Project),
                         Series A:
 AAA      Aaa     8,350 5.15% due 11/01/2025(a)        --      1,844      2,350        3,503        7,697
 NR*      P1        200 FLOATS, 3.15% due
                         3/01/2027(h)...........       --        200        --           --           200
 AAA      Aaa     1,285 New York State Energy
                         Research and
                         Development Authority,
                         Solid Waste Disposal
                         Revenue Bonds (New York
                         State Electric and Gas
                         Co. Project), AMT,
                         Series A, 5.70% due
                         12/01/2028(e)..........     1,249       --         --           --         1,249
 AAA      Aaa     3,765 New York State
                         Environmental
                         Facilities Corporation,
                         Special Obligation
                         Revenue Refunding Bonds
                         (Riverbank State Park),
                         5.125% due
                         4/01/2022(a)...........       710       --       2,782          --         3,492
                        New York State, GO,
                         Refunding, Series D:
 AAA      Aaa     3,410 5% due 7/15/2015(c).....     3,241       --         --           --         3,241
 AAA      Aaa     3,765 5% due 7/15/2017(c).....     3,520       --         --           --         3,520
 AAA      Aaa     3,955 5% due 7/15/2018(a).....       --      3,676        --           --         3,676

                   COMBINED SCHEDULE OF INVESTMENTS FOR

  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,

              MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Continued)

                              August 31, 1999

                              (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                    New York  New York   New York     New York     New York
 New York (continued)                               Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
 AAA     Aaa     $ 2,000 New York State HFA
                          Revenue Refunding Bonds
                          (Fulton Manor), 6.10%
                          due 11/15/2025(a)(c)...    $2,109       --         --           --       $ 2,109
                         New York State HFA
                          Revenue Refunding Bonds
                          (Housing Mortgage
                          Project) Series A(d):
 AAA     Aaa       1,740 610% due 11/01/2015.....     1,818       --         --           --         1,818
 AAA     Aaa       2,990 6.125% due 11/01/2020...     3,119       --         --           --         3,119
                         New York State Local
                          Government Assistance
                          Corporation Revenue
                          Refunding Bonds:
 NR*     Aaa       5,065 RITR, Series 27, 7.32%
                          due 4/01/2021(e)(g)....       --     $4,827        --           --         4,827
 AAA     Aaa       2,800 Series B, 5.50% due
                          4/01/2021(a)...........     2,741       --         --           --         2,741
 AAA     Aaa       1,000 New York State Medical
                          Care Facilities Finance
                          Agency Revenue Bonds
                          (Mental Health
                          Services), Series A, 6%
                          due 2/15/2005(e)(f)....     1,081       --         --           --         1,081
                         New York State Mortgage
                          Agency Revenue Bonds:
 NR*     Aaa       4,900 Series 41-A, 6.45% due
                          10/01/2014.............       --      5,165        --           --         5,165
 NR*     Aaa       3,000 RITR, AMT, Series 24,
                          7.87% due
                          10/01/2028(g)..........       --        --         --        $3,032        3,032
 NR*     Aa2       9,125 New York State Mortgage
                          Agency Revenue Bonds
                          (Homeowner Mortgage),
                          AMT, Series 73-A, 5.30%
                          due 10/01/2028.........       --        --      $8,403          --         8,403
                         New York State Mortgage
                          Agency Revenue
                          Refunding Bonds
                          (Homeowner Mortgage):
 NR*     Aa2       1,500 Series 59, 6.25% due
                          4/01/2027..............     1,557       --         --           --         1,557
 NR*     Aa2       1,000 Series 61, 5.80% due
                          10/01/2017.............     1,008       --         --           --         1,008
                         New York State Mortgage
                          Agency Revenue
                          Refunding Bonds
                          (Homeowner Mortgage),
                          AMT:
 NR*     Aa2       2,500 Series 54, 6.20% due
                          10/01/2026.............     2,568       --         --           --         2,568
 NR*     Aa2         955 Series 58, 6.40% due
                          4/01/2027..............       996       --         --           --           996
 AAA     Aaa       2,140 Series 67, 5.70% due
                          10/01/2017(e)..........     2,140       --         --           --         2,140
 NR*     Aa2       5,990 Series 67, 5.80% due
                          10/01/2028.............     6,022       --         --           --         6,022
 NR*     Aa2       7,435 Series 69, 5.40% due
                          10/01/2019.............       --      7,026        --           --         7,026
 NR*     Aa2       3,900 Series 69, 5.50% due
                          10/01/2028.............       --      3,648        --           --         3,648
 NR*     Aa2      10,000 Series 82, 5.65% due
                          4/01/2030..............       --        --       4,824        4,824        9,648
 A1+     VMIGI+    1,000 New York State Thruway
                          Authority, General
                          Revenue Bonds, VRDN,
                          3.10% due
                          1/01/2024(c)(f)........       --        --         --         1,000        1,000
 AAA     NR*       5,000 New York State Thruway
                          Authority, Service
                          Contract Revenue Bonds
                          (Local Highway and
                          Bridge), 5.75% due
                          4/01/2015(e)...........     3,069     2,046        --           --         5,115
                         New York State Urban
                          Development
                          Corporation, Revenue
                          Bonds:
 AAA     Aaa       5,500 (Community Enhancement
                          Facilities), 5.125% due
                          4/01/2015(a)...........       --        --         --         5,258        5,258
 AAA     Aaa      12,465 (Correctional Capital
                          Facilities), Series 6,
                          5.375% due
                          1/01/2025(a)...........     9,553       --       2,355          --        11,908
 AAA     Aaa       2,000 (Correctional Facilities
                          Service Contract),
                          Series B, 4.75% due
                          1/01/2028(a)...........       --        --       1,712          --         1,712
 AAA     Aaa       8,875 RITR, Series 26, 7.32%
                          due 1/01/2025(e)(g)....     3,678     4,746        --           --         8,424
                         Niagara New York,
                          Frontier Authority,
                          Airport Revenue Bonds
                          (Buffalo Niagara
                          International Airport),
                          AMT(b)..
 AAA     NR*       1,000 5% due 4/01/2018........       --        910        --           --           910
 AAA     NR*       1,775 5% due 4/01/2028........     1,578       --         --           --         1,578

                      COMBINED SCHEDULE OF INVESTMENTS FOR
  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,
                MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND
                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Continued)

                              August 31, 1999

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                                                  Pro Forma
                                                    New York  New York   New York     New York     New York
 New York (concluded)                               Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
   S&P   Moody's  Face
 Ratings Ratings Amount            Issue
--------------------------------------------------------------------------------
 AAA      Aaa    $ 1,700 Oneida County, New York,
                          IDA, Civic Facilities
                          Revenue Bonds (Mohawk
                          Valley), Series A,
                          5.20% due
                          2/01/2013(d)...........        --    $1,647        --           --       $ 1,647
 AAA      Aaa      6,250 Port Authority of New
                          York and New Jersey,
                          Consolidated Revenue
                          Bonds, 116th Series,
                          4.375% due
                          10/01/2033(b)..........        --       --         --        $4,933        4,933
 AAA      Aaa      9,980 Port Authority of New
                          York and New Jersey,
                          Special Obligation
                          Revenue Bonds (JFK
                          International Air
                          Terminal Project), AMT,
                          Series 6, 5.75% due
                          12/01/2022(e)..........    $10,157      --         --           --        10,157
 AAA      Aaa      1,500 Saint Lawrence County,
                          New York, Industrial
                          Development Civic
                          Facility Revenue Bonds
                          (Saint Lawrence
                          University Project),
                          Series A, 5% due
                          7/01/2028(e)......... .        --       --     $ 1,346          --         1,346
 NR*      Aaa      5,000 Schenectady, New York,
                          IDA, Civic Facility
                          Revenue Bonds (Union
                          College Project),
                          Series A, 5.45% due
                          12/01/2029(a)..........        --       --       2,407        2,407        4,814
 AAA      Aaa      1,055 Suffolk County, New
                          York, GO, Refunding,
                          Public Improvement,
                          Series D, 4.75% due
                          11/01/2019(b)..........        --       --         --           932          932
 AAA      Aaa      7,090 Suffolk County, New
                          York, Water Authority,
                          Waterworks Revenue
                          Bonds, Series A, 5% due
                          6/01/2022(a)...........      6,444      --         --           --         6,444
 AAA      NR*     11,000 Syracuse, New York,
                          Housing Authority,
                          Mortgage Revenue Bonds
                          (Loretto Rest), Series
                          A, 5.70% due
                          8/01/2027(a)(c)........     10,863      --         --           --        10,863
 AAA      Aaa      6,000 Triborough Bridge and
                          Tunnel Authority, New
                          York, General Purpose
                          Revenue Bonds, Series
                          B, 5.20% due
                          1/01/2027(c)...........        --       --         --         5,571        5,571
 AAA      Aaa      3,500 Triborough Bridge and
                          Tunnel Authority, New
                          York, Special
                          Obligation Revenue
                          Refunding Bonds, Series
                          A, 4.75% due
                          1/01/2024(e)...........        --       --       3,024          --         3,024
 AAA      Aaa      2,250 Yonkers, New York, GO,
                          Series C, 5% due
                          6/01/2019..............      2,072      --         --           --         2,072
 Puerto Rico -- 1.4%
 A        Baa1     9,420 Puerto Rico Public
                          Buildings Authority,
                          Guaranteed Government
                          Facilities Revenue
                          Bonds, Series B, 5.25%
                          due 7/01/2021..........        --     9,087        --           --         9,087

                      COMBINED SCHEDULE OF INVESTMENTS FOR
  MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,
                MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND
                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          (Unaudited) (Concluded)

                              August 31, 1999

                                 (in Thousands)

--------------------------------------------------------------------------------

                                                                       Pro Forma
                         New York  New York   New York     New York     New York
                         Insured++  Fund++  Insured II++ Insured III++ Insured ++
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments
 (Cost --$674,481) --
  99.3%................. $231,274  $175,646   $121,595     $111,989     $640,504
Other Assets Less
 Liabilities -- 0.7%....    2,321     2,114      1,789        1,402        4,477
                         --------  --------   --------     --------     --------
Net Assets -- 100.0%.... $233,595  $177,760   $123,384     $113,391     $644,981
                         ========  ========   ========     ========     ========

 (a)  AMBAC Insured.
 (b)  FGIC Insured.
 (c)  FHA Insured.
 (d)  FSA Insured.
 (e)  MBIA Insured.
 (f)  Prerefunded.
 (g)  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at
      August 31, 1999.
      The interest rate is subject to change periodically based upon prevailing market rates. The interest
 (h)  rate shown is the rate in effect at August 31, 1999.
 (i)  CAPMAC Insured.
  *   Not rated
  +   Highest short-term rating by Moody's Investors Service, Inc.
 ++   Value as discussed in the Combined Notes to Financial Statements.

  See Notes to Financial Statements.


PORTFOLIO ABBREVIATIONS

To simplify the listings of MuniHoldings New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
FLOATS  Floating Rate Securities
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
PCR     Pollution Control Revenue Bonds
RIB     Residual Interest Bonds
RITR    Residual Interest Trust Receipts
VRDN    Variable Rate Demand Notes

  The following unaudited pro forma Combined Statement of Assets, Liabilities and Capital has been derived from the Statements of Assets, Liabilities and Capital of the respective Funds as of August 31, 1999 and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred at August 31, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital is presented for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated at August 31, 1999. The pro forma Combined Statement of Assets, Liabilities and Capital should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

     PRO FORMA COMBINED STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

   FOR MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND,
          INC., MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                          As of August 31, 1999

                               (Unaudited)

                                                                                                  Pro Forma
                            New York      New York      New York      New York                     New York
                            Insured         Fund       Insured II   Insured III   Adjustments      Insured
                          ------------  ------------  ------------  ------------  -----------    ------------
Assets:
Investments, at value*
 (Note 1a)..............  $231,273,574  $175,646,426  $121,595,117  $111,988,537                 $640,503,654
Cash....................         7,567        69,905                   1,057,362                    1,134,834
Receivables:
 Interest...............     2,721,943     2,456,786     1,581,170     2,883,325                    9,643,224
 Securities sold........                                 6,338,244     1,575,042                    7,913,286
Prepaid expenses and
 other assets...........         9,264        11,656        12,838                                     33,758
                          ------------  ------------  ------------  ------------  -----------    ------------
   Total assets.........  $234,012,348   178,184,773   129,527,369   117,504,266                  659,228,756
                          ------------  ------------  ------------  ------------  -----------    ------------
Liabilities:
Payables:
 Securities purchased...                                 5,850,719     3,741,234                    9,591,953
 Dividends to
  shareholders
  (Note 1f).............       102,722       239,197        50,869       148,792    2,653,575(1)    3,195,155
 Offering costs (Note
  1e)...................        52,165        60,000       153,930       143,264                      409,359
 Investment adviser
  (Note 2)..............        97,500        72,387        41,721        30,269                      241,877
Accrued expenses and
 other liabilities......       164,930        53,478        46,208        50,081      495,000(2)      809,697
                          ------------  ------------  ------------  ------------  -----------    ------------
   Total liabilities....       417,317       425,062     6,143,447     4,113,640    3,148,575      14,248,041
                          ------------  ------------  ------------  ------------  -----------    ------------
Net Assets:
Net Assets..............  $233,595,031  $177,759,711  $123,383,922  $113,390,626  $(3,148,575)   $644,980,715
                          ============  ============  ============  ============  ===========    ============
Capital
Capital Stock
 (200,000,000 shares of
 each Fund authorized)
 Preferred Stock, par
  value $.10 per share
  of AMPS** issued and
  outstanding+ at
  $25,000 per share
  liquidation
  preference............  $ 95,000,000  $ 76,000,000  $ 53,000,000  $ 50,000,000                 $274,000,000
 Common Stock, par value
  $.10 per share, issued
  and outstanding++.....       978,710       758,070       560,193       501,642     (154,134)      2,644,481
Paid-in capital in
 excess of par..........   144,677,715   111,975,013    82,615,268    73,990,176     (340,866)    412,917,306
Undistributed investment
 income -- net..........     1,114,070       715,428       463,932       360,145   (2,653,575)             --
Accumulated realized
 capital losses on
 investments -- net.....                  (2,563,466)   (4,722,823)   (2,180,078)                  (9,466,367)
Accumulated
 distributions in excess
 of realized capital
 gains on investments --
  net (Note 1f).........    (1,137,262)                                                            (1,137,262)
Unrealized depreciation
 on investments -- net..    (7,038,202)   (9,125,334)   (8,532,648)   (9,281,259)                 (33,977,443)
                          ------------  ------------  ------------  ------------  -----------    ------------
Total Capital+++........  $233,595,031  $177,759,711  $123,383,922  $113,390,626  $(3,148,575)   $644,980,715
                          ============  ============  ============  ============  ===========    ============

      PRO FORMA COMBINED STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

FOR MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND, INC.,
              MUNIHOLDINGS NEW YORK INSURED FUND II, INC. AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                           As of August 31, 1999

                          (Unaudited) (Continued)

                                                                                           Pro Forma
                           New York     New York     New York     New York                  New York
                           Insured        Fund      Insured II  Insured III  Adjustments    Insured
                         ------------ ------------ ------------ ------------ -----------  ------------
--------
  *Identified Cost...... $238,311,776 $184,771,760 $130,127,765 $121,269,796        --    $674,481,097
                         ============ ============ ============ ============ ==========   ============
  +AMPS** issued and
 outstanding............        3,800        3,040        2,120        2,000        --          10,960
                         ============ ============ ============ ============ ==========   ============
 ++Shares issued and
 outstanding............    9,787,106    7,580,698    5,601,930    5,016,422 (1,541,346)    26,444,810
                         ============ ============ ============ ============ ==========   ============
+++ Net asset value per
    share of Common
    Stock...............       $14.16       $13.42       $12.56       $12.64        --          $14.03
                         ============ ============ ============ ============ ==========   ============

 **Auction Market Preferred Stock.

 (1)Assumes the distribution of undistributed net investment income.

 (2)Reflects the charge for estimated Reorganization expenses of $495,000.

  The following unaudited pro forma Combined Statement of Operations has been derived from the statement of operations of the respective Funds for the periods indicated below and such information has been adjusted to give effect to the Reorganization as if the Reorganization had occurred on September 1, 1998. The pro forma Combined Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that actually would have resulted if the Reorganization had been consummated on September 1, 1998 nor which may result from future operations. The pro forma Combined Statement of Operations should be read in conjunction with the Funds' financial statements and related notes thereto which are included in the Joint Proxy Statement and Prospectus.

                PRO FORMA COMBINED STATEMENT OF OPERATIONS

   FOR MUNIHOLDINGS NEW YORK INSURED FUND, INC., MUNIHOLDINGS NEW YORK FUND,
          INC., MUNIHOLDINGS NEW YORK INSURED FUND II, INC., AND

               MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                               (Unaudited)

                                New York           New York           New York           New York
                                Insured              Fund            Insured II        Insured III
                             For the period     For the period     For the period     For the period
                           September 1, 1998  September 1, 1998   October 1, 1998+  January 29, 1999+
                           to August 31, 1999 to August 31, 1999 to August 31, 1999 to August 31, 1999 Adjustments
                           ------------------ ------------------ ------------------ ------------------ -----------
Investment Income
 (Note 1d):
Interest and
 amortization of
 premium and
 discount earned....          $ 13,152,943       $ 10,007,461       $ 6,136,315        $ 3,540,966
                              ------------       ------------       -----------        -----------      --------
Expenses:
Investment advisory
 fees
 (Note 2)...........             1,368,183          1,044,032           597,842            342,929
 Commission fees....               241,015            192,494           114,532             64,454
 Professional fees..                54,497             63,440            46,880             33,830      (137,647)(1)
 Accounting services
  (Note 2)..........                40,568             44,122            44,998             18,028       (78,116)(1)
 Transfer agent
  fees..............                34,640             41,938            32,462             17,138
 Directors' fees and
  expenses..........                18,495             22,933            21,410             17,857       (62,200)(1)
 Printing and
  shareholder
  reports...........                19,668             21,193             9,174              9,752       (16,287)(1)
 Listing fees.......                16,195             13,777            14,903              8,830
 Custodian fees.....                16,178             15,453             8,627              5,845
 Pricing fees.......                 8,607              7,510             1,013              3,280
 Other..............                18,111             14,478             8,261              5,081
                              ------------       ------------       -----------        -----------      --------
 Total expenses
  before
  reimbursement.....             1,836,157          1,481,370           900,102            527,024      (294,250)
 Reimbursement of
  expenses (Note 2).              (101,222)          (117,448)         (317,926)          (238,134)
                              ------------       ------------       -----------        -----------      --------
 Total expenses
  after
  reimbursement.....             1,734,935          1,363,922           582,176            288,890      (294,250)
                              ------------       ------------       -----------        -----------      --------
 Investment income--
  net...............            11,418,008          8,643,539         5,554,139          3,252,076       294,250
                              ------------       ------------       -----------        -----------      --------
Realized &
 Unrealized Loss on
 Investments--Net
 (Notes 1b & 1d)
 Realized loss on
  investments--net..              (193,650)        (1,728,764)       (4,722,823)        (2,180,078)
 Change in
  unrealized
  appreciation/depreciation
  on investments--
  net...............           (17,042,859)       (13,125,562)       (8,532,648)        (9,281,259)
                              ------------       ------------       -----------        -----------      --------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations....          $ (5,818,501)      $ (6,210,787)      $(7,701,332)       $(8,209,261)     $294,250
                              ============       ============       ===========        ===========      ========
                            Pro Forma
                             New York
                             Insured
                           -------------
Investment Income
 (Note 1d):
Interest and
 amortization of
 premium and
 discount earned....       $ 32,837,685
                           -------------
Expenses:
Investment advisory
 fees
 (Note 2)...........          3,352,986
 Commission fees....            612,495
 Professional fees..             61,000
 Accounting services
  (Note 2)..........             69,600
 Transfer agent
  fees..............            126,178
 Directors' fees and
  expenses..........             18,495
 Printing and
  shareholder
  reports...........             43,500
 Listing fees.......             53,705
 Custodian fees.....             46,103
 Pricing fees.......             20,410
 Other..............             45,931
                           -------------
 Total expenses
  before
  reimbursement.....          4,450,403
 Reimbursement of
  expenses (Note 2).           (774,730)
                           -------------
 Total expenses
  after
  reimbursement.....          3,675,673
                           -------------
 Investment income--
  net...............         29,162,012
                           -------------
Realized &
 Unrealized Loss on
 Investments--Net
 (Notes 1b & 1d)
 Realized loss on
  investments--net..         (8,825,315)
 Change in
  unrealized
  appreciation/depreciation
  on investments--
  net...............        (47,982,328)
                           -------------
Net Increase
 (Decrease) in Net
 Assets Resulting
 from Operations....       $(27,645,631)
                           =============

-------

 + Commencement of operations.

(1) Reflects the anticipated savings of the Reorganization through fewer audits and consolidation of printing, accounting and other services.

(2) This Pro Forma Combined Statement of Operations excludes non-recurring estimated Reorganization expenses of $495,000.

                 MUNIHOLDINGS NEW YORK INSURED FUND, INC.

                  COMBINED NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

  MuniHoldings New York Insured Fund, Inc. (the "Fund," which term as used herein shall refer to MuniHoldings New York Insured Fund, Inc. after giving effect to the reorganization) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management necessary to a fair statement of the results for the interim period presented. The Fund will determine and make available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the New York Stock Exchange under the symbol MHN. The following is a summary of significant accounting policies followed by the Fund.

  (a) Valuation of investments--Municipal bonds are traded primarily in the over-the-counter markets and are valued at the most recent bid price or yield equivalent as obtained by the Fund's pricing service from dealers that make markets in such securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

  (b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  . Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  . Options--The Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

                 MUNIHOLDINGS NEW YORK INSURED FUND, INC.

          COMBINED NOTES TO FINANCIAL STATEMENTS -- (Concluded)

      Written and purchased options are non-income producing investments.

  (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

  (d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

  (e) Offering expenses--Direct expenses relating to the public offering of the Fund's Common and Preferred Stock were charged to capital at the time of issuance of the shares.

  (f) Dividends and distributions--Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains on investments are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

  The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

  FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.55% of the Fund's average weekly net assets, including proceeds from the issuance of Preferred Stock.

  For MuniHoldings New York Insured Fund, Inc., FAM earned fees of $1,368,183 for the period September 1, 1998 to August 31, 1999, of which $101,222 was voluntarily waived. For MuniHoldings New York Fund, Inc., FAM earned fees of $1,044,032 for the period September 1, 1998 to August 31, 1999, of which $117,448 was voluntarily waived. For MuniHoldings New York Insured Fund II, Inc., FAM earned fees of $597,842 for the period October 1, 1998 to August 31, 1999, of which $286,949 was voluntarily waived. In addition FAM also reimbursed the Fund $30,977 in additional expenses. For MuniHoldings New York Insured Fund III, Inc., FAM earned fees of $342,929 for the period January 29, 1999 to August 31, 1999, of which $222,638 was voluntarily waived. In addition FAM also reimbursed the Fund $15,496 in additional expenses.

  Accounting services are provided to the Fund by FAM at cost.

  Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, and/or ML & Co.

                                                                      EXHIBIT I

                      INFORMATION PERTAINING TO EACH FUND

 .General Information Pertaining to the Funds

                                                           State of
                                 Defined Term      Fiscal  Organiza-  Meeting
Fund                          Used in Exhibit I   Year End   tion       Time
----                         -------------------- -------- --------- ----------
MuniHoldings New York
 Insured Fund, Inc.......... New York Insured       8/31       MD     1:00 p.m.
MuniHoldings New York Fund,
 Inc........................ New York Fund          6/30       MD    12:45 p.m.
MuniHoldings New York
 Insured Fund II, Inc....... New York Insured II    9/30       MD     1:15 p.m.
MuniHoldings New York
 Insured Fund III, Inc...... New York Insured III   9/30       MD     1:30 p.m.

                                                         Shares of Capital Stock
                                                            Outstanding as of
                                                             the Record Date
                                                         ------------------------
                                                            Common
Fund                                                         Stock       AMPS
----                                                     ------------- ----------
New York Insured........................................     9,787,106     3,800
New York Fund...........................................     7,580,698     3,040
New York Insured II.....................................     5,610,194     2,120
New York Insured III....................................     5,026,212     2,000

 .Information Pertaining to Officers and Directors

                                 Year in Which Each Nominee of New York Insured
                                          Became a Member of the Board
                                 -----------------------------------------------
Fund                             Forbes Glenn Montgomery Reilly Ryan West Zeikel
----                             ------ ----- ---------- ------ ---- ---- ------
New York Insured................  1997  1999     1997     1997  1997 1997  1997

                                  Year in Which Each Nominee of New York Fund,
                                               New York Insured II
                                 and New York Insured III Became a Member of the
                                                      Board
                                 -----------------------------------------------
Fund                             Bodurtha Glenn London Martin May  Perold Zeikel
----                             -------- ----- ------ ------ ---- ------ ------
New York Fund...................   1997   1999   1997   1997  1997  1997   1997
New York Insured II.............   1998   1999   1998   1998  1998  1998   1998
New York Insured III............   1998   1999   1998   1998  1998  1998   1998

  Set forth in the table below is information regarding board and committee meetings held and the aggregate fees and expenses paid by the Fund to non-affiliated Board members during each Fund's most recently completed fiscal year.

                                   Board                 Audit Committee
                         ------------------------- ---------------------------
                            #               Per       #                 Per     Aggregate
                         Meetings Annual  Meeting  Meetings  Annual   Meeting   Fees and
Fund                      Held*   Fee($) Fee($)***  Held*   Fee($)** Fee($)*** Expenses($)
----                     -------- ------ --------- -------- -------- --------- -----------
New York Insured........     5    2,000     200        4      800         0***   18,495
New York Fund...........     6    2,500     250        4      500       125      23,149
New York Insured II.....     5    2,500     250        4      500       125      23,102
New York Insured III....     4    2,500     250        3      500       125      20,955

--------
  * Includes meetings held via teleconferencing equipment.
 ** The Chairman of the Audit Committee receives an annual fee of $1,000.
*** The fee is payable for each meeting attended in person. A fee is not paid for telephonic meetings.

  Set forth in the table below is information regarding compensation paid by the Fund to the non-affiliated Board members for the most recently completed fiscal year.

                                              Compensation From New York Fund,
                                              New York Insured II and New York
                                                       Insured III($)*
                                             -----------------------------------
Fund                                         Bodurtha London Martin  May  Perold
----                                         -------- ------ ------ ----- ------
New York Fund...............................  4,875   4,875  4,875  4,875 4,875
New York Insured II.........................  4,750   4,750  4,750  4,750 4,750
New York Insured III........................  4,375   4,375  4,375  4,375 4,375

                                                 Compensation From New York
                                                        Insured($)*
                                            ------------------------------------
Fund                                        Forbes Montgomery Reilly Ryan  West
----                                        ------ ---------- ------ ----- -----
New York Insured........................... 3,400    3,400    4,400  3,400 3,400

--------
*  No pension or retirement benefits are accrued as part of Fund expenses.

  Set forth in the table below is information regarding the aggregate compensation paid by all registered investment companies advised by FAM and its affiliate, MLAM ("FAM/MLAM Advised Funds"), including the Funds, to the non-affiliated Board members for the year ended December 31, 1998.

                              Aggregate Compensation From FAM/MLAM Advised Funds
Name of Board Member                     Paid to Board members($)(1)
--------------------          --------------------------------------------------
James H. Bodurtha............                      163,500
Herbert I. London............                      163,500
Robert R. Martin.............                      163,500
Joseph L. May................                      163,500
Andre F. Perold..............                      163,500

--------
(1) The Directors serve on the boards of FAM/MLAM Advised Funds as follows:
    Mr. Bodurtha (29 registered investment companies consisting of 47 portfolios); Mr. London (29 registered investment companies consisting of 47 portfolios); Mr. Martin (29 registered investment companies consisting of 47 portfolios); Mr. May (29 registered investment companies consisting of 47 portfolios); and Mr. Perold (29 registered investment companies consisting of 47 portfolios).

                              Aggregate Compensation From FAM/MLAM Advised Funds
Name of Board Member                     Paid to Board members($)(2)
--------------------          --------------------------------------------------
Ronald W. Forbes.............                      192,567
Cynthia A. Montgomery........                      192,567
Charles C. Reilly............                      362,858
Kevin A. Ryan................                      192,567
Richard R. West..............                      346,125

--------
(2) The Directors serve on the boards of FAM/MLAM-advised funds as follows:
    Mr. Forbes (42 registered investment companies consisting of 55 portfolios); Ms. Montgomery (42 registered investment companies consisting of 55 portfolios); Mr. Reilly (60 registered investment companies consisting of 73 portfolios); Mr. Ryan (42 registered investment companies consisting of 55 portfolios); and Mr. West (62 registered investment companies consisting of 86 portfolios).

  Set forth in the table below is information about the officers of each of the Funds.

                                                          Officer Since
                                                  -----------------------------
                                                                  New     New
                                                    New    New   York    York
                                                   York   York  Insured Insured
Name and Biography             Age     Office     Insured Fund    II      III
------------------             --- -------------- ------- ----- ------- -------
Terry K. Glenn...............   59 President       1997*  1997*  1998*   1998*
 Executive Vice President of
 MLAM and FAM since 1983;
 Executive Vice President and
 Director of Princeton
 Services since 1993;
 President of Princeton Funds
 Distributor, Inc. ("PFD")
 since 1986 and Director
 thereof since 1991;
 President of Princeton
 Administrators, L.P. since
 1998.

Vincent R. Giordano..........   55 Senior Vice      1997   1997   1998    1998
 Senior Vice President of FAM      President
 and MLAM since 1984;
 Portfolio Manager of FAM and
 MLAM since 1977; Senior Vice
 President of Princeton
 Services since 1993.

Kenneth A. Jacob.............   48 Vice President   1997   1997   1998    1998
 First Vice President of MLAM
 since 1997; Vice President
 of MLAM from 1984 to 1997;
 Vice President of FAM since
 1984.

Donald C. Burke..............   39 Vice President   1997   1997   1998    1998
 Senior Vice President and         Treasurer        1999   1999   1999    1999
 Treasurer of MLAM and FAM
 since 1999; Senior Vice
 President and Treasurer of
 Princeton Services since
 1999; Vice President of PFD
 since 1999; First Vice
 President of MLAM from 1997
 to 1999; Vice President of
 MLAM from 1990 to 1997;
 Director of Taxation of MLAM
 since 1990.

Robert A. DiMella, CFA.......   33 Vice President   1998   1998   1998    1998
 Vice President of MLAM since      and Portfolio
 1997; Assistant Vice              Manager
 President of MLAM from 1995
 to 1997; Assistant Portfolio
 Manager of MLAM from 1993 to
 1995.

Roberto W. Roffo.............   33 Vice President    --     --    1998    1998
 Vice President of MLAM since      and Portfolio
 1996; Portfolio Manager with      Manager
 MLAM since 1992.

Robert D. Sneeden............   38 Vice President   1999   1999    --      --
 Assistant Vice President and      and Portfolio
 Portfolio Manager of MLAM         Manager
 since 1994; Vice President
 of Lehman Brothers from 1990
 to 1994.

Alice A. Pellegrino..........   39 Secretary         --    1999   1998    1998
 Vice President of MLAM since
 1999; Attorney associated
 with MLAM since 1997;
 Associate with Kirkpatrick &
 Lockhart LLP from 1992 to
 1997.

William E. Zitelli...........   31 Secretary        1999    --     --      --
 Attorney with MLAM since
 1998; Attorney associated
 with Pepper Hamilton LLP
 from 1997 to 1998; Attorney
 associated with Reboul,
 MacMurray, Hewitt, Maynard &
 Kristol from 1994 to 1997.

--------
* Mr. Glenn was elected President of each Fund in 1999. Prior to that he served as Executive Vice President of each Fund.

                                                                     EXHIBIT II

                     AGREEMENT AND PLAN OF REORGANIZATION

  THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the 4th day of November, 1999, by and between MuniHoldings New York Insured Fund, Inc., a Maryland corporation ("New York Insured"), MuniHoldings New York Fund, Inc., a Maryland corporation ("New York Fund"), MuniHoldings New York Insured Fund II, Inc., a Maryland corporation ("New York Insured II") and MuniHoldings New York Insured Fund III, Inc., a Maryland corporation ("New York Insured III") (New York Insured, New York Fund, New York Insured II and New York Insured III are sometimes referred to herein collectively as the "Funds"; New York Fund, New York Insured II and New York Insured III are sometimes referred to herein collectively as the "Acquired Funds").

                            PLAN OF REORGANIZATION

  The reorganization will comprise the following:

    (a) (1) the acquisition by New York Insured of substantially all of the assets, and the assumption by New York Insured of substantially all of the liabilities of New York Fund in exchange solely for an equal aggregate value of newly issued shares of (A) common stock, with a par value of $0.10 per share, of New York Insured ("New York Insured Common Stock") and (B) auction market preferred stock of New York Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated by unpaid dividends thereon (whether or not earned or declared) to be designated Series C ("New York Insured Series C AMPS"), and (2) the subsequent distribution by New York Fund to New York Fund stockholders of
  (x) all of the New York Insured Common Stock received by New York Fund in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of New York Fund ("New York Fund Common Stock") and (y) all of the New York Insured Series C AMPS received by New York Fund in exchange for such stockholders' shares of auction market preferred stock of New York Fund, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("New York Fund Series A AMPS") and such stockholders' shares of auction market preferred stock of New York Fund, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared), designated Series B ("New York Fund Series B AMPS, " and together with the New York Fund Series A AMPS the "New York Fund AMPS").

    (b) (1) the acquisition by New York Insured of substantially all of the assets, and the assumption by New York Insured of substantially all of the liabilities of New York Insured II in exchange solely for an equal aggregate value of newly issued shares of (A) New York Insured Common Stock and (B) auction market preferred stock of New York Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series D ("New York Insured Series D AMPS"), and
  (2) the subsequent distribution by New York Insured II to New York Insured II stockholders of (x) all of the New York Insured Common Stock received by New York Insured II in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of New York Insured II ("New York Insured II Common Stock") and (y) all of the New York Insured Series D AMPS received by New York Insured II in exchange for such stockholders' shares of auction market preferred stock of New York Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("New York Insured II Series A AMPS") and all of such stockholders' shares of auction market preferred stock of New York Insured II, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series B ("New York Insured II Series B AMPS," and together with New York Insured II Series A AMPS the "New York Insured II AMPS");

    (c) (1) the acquisition by New York Insured of substantially all of the assets, and the assumption by New York Insured of substantially all of the liabilities of New York Insured III in exchange solely for an equal aggregate value of newly issued shares of (A) New York Insured Common Stock and (B) auction market preferred stock of New York Insured, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to be designated Series E ("New York Insured Series E AMPS"), and
  (2) the subsequent distribution by New York Insured III to New York Insured III stockholders of (x) all of the New York Insured Common Stock received by New York Insured III in exchange for such stockholders' shares of common stock, with a par value of $0.10 per share, of New York Insured III ("New York Insured III Common Stock") and (y) all of the New York Insured Series E AMPS received by New York Insured III in exchange for such stockholders' shares of auction market preferred stock, of New York Insured III, with a liquidation preference of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) designated Series A ("New York Insured III AMPS");

all upon and subject to the terms hereinafter set forth (collectively, the "Reorganization").

  In the course of the Reorganization, New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS will be distributed to the stockholders of the Acquired Funds as follows:

    (a) (1) each holder of New York Fund Common Stock will be entitled to receive a number of shares of New York Insured Common Stock equal to the aggregate net asset value of the New York Fund Common Stock owned by such stockholder on the Exchange Date (as defined in Section 9(a) of the Agreement); and (2) each holder of New York Fund AMPS will be entitled to receive a number of shares of New York Insured Series C AMPS equal to the aggregate liquidation preference (and aggregate value) of the New York Fund AMPS owned by such stockholder on the Exchange Date;

    (b) (1) each holder of New York Insured II Common Stock will be entitled to receive a number of shares of New York Insured Common Stock equal to the aggregate net asset value of the New York Insured II Common Stock owned by such stockholder on the Exchange Date; and (2) each holder of New York Insured II AMPS will be entitled to receive a number of shares of New York Insured Series D AMPS equal to the aggregate liquidation preference (and aggregate value) of the New York Insured II AMPS owned by such stockholder on the Exchange Date; and

    (c) (1) each holder of New York Insured III Common Stock will be entitled to receive a number of shares of New York Insured Common Stock equal to the aggregate net asset value of the New York Insured III Common Stock owned by such stockholder on the Exchange Date; and (2) each holder of New York Insured III AMPS will be entitled to receive a number of shares of New York Insured Series E AMPS equal to the aggregate liquidation preference (and aggregate value) of the New York Insured III AMPS owned by such stockholder on the Exchange Date.

  It is intended that the Reorganization described in this Plan shall be a reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

  Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective stockholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the New York Fund AMPS, New York Insured II AMPS and New York Insured III AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

  Articles Supplementary to New York Insured's Articles of Incorporation establishing the powers, rights and preferences of the New York Insured Series C AMPS, the New York Insured Series D AMPS and the New York Insured Series E AMPS will have been filed with the State Department of Assessments and Taxation of Maryland (the "Maryland Department") prior to the Exchange Date.

  As promptly as practicable after the consummation of the Reorganization, each Acquired Fund shall be dissolved in accordance with the laws of the State of Maryland and will terminate its registration under the Investment Company Act of 1940, as amended (the "1940 Act").

                                   AGREEMENT

  In order to consummate the Reorganization and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each of the Funds hereby agrees as follows:

1.Representations and Warranties of New York Insured.

  New York Insured represents and warrants to, and agrees with, the Acquired Funds that:

    (a) New York Insured is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. New York Insured has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) New York Insured is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08217), and such registration has not been revoked or rescinded and is in full force and effect. New York Insured has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify until consummation of the Reorganization and thereafter.

    (c) Each of the Acquired Funds has been furnished with New York Insured's Annual Report to Stockholders for the fiscal year ended August 31, 1999, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of New York Insured as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) An unaudited statement of assets, liabilities and capital of New York Insured and an unaudited schedule of investments of New York Insured, each as of the Valuation Time (as defined in Section 5(d) of this Agreement), will be furnished to each of the Acquired Funds, at or prior to the Exchange Date for the purpose of determining the number of shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS, and New York Insured Series E AMPS to be issued pursuant to
  Section 6 of this Agreement; each will fairly present the financial position of New York Insured as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (e) New York Insured has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (f) There are no material legal, administrative or other proceedings pending or, to the knowledge of New York Insured, threatened against it which assert liability on the part of New York Insured or which materially affect its financial condition or its ability to consummate the Reorganization. New York Insured is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (g) New York Insured is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (h) There are no material contracts outstanding to which New York Insured is a party that have not been disclosed in the N-14 Registration Statement (as defined in subsection (l) below) or will not otherwise be disclosed to the Acquired Funds prior to the Valuation Time.

    (i) New York Insured has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since August 31, 1999; and those incurred in connection with the Reorganization. As of the Valuation Time, New York Insured will advise each Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (j) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by New York Insured of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

    (k) The registration statement filed by New York Insured on Form N-14 which includes the joint proxy statement of the Funds with respect to the transactions contemplated herein and the prospectus of New York Insured relating to the New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to be issued pursuant to this Agreement, (the "Joint Proxy Statement and Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and at the Exchange Date, insofar as it relates to New York Insured (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection only shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by New York Insured for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.


    (l) New York Insured is authorized to issue 200,000,000 shares of capital stock, of which 1,900 shares have been designated as Series A AMPS, 1,900 shares have been designated as Series B AMPS and 199,996,200 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

    (m) The shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to be issued to the Acquired Funds pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no stockholder of New York Insured will have any preemptive right of subscription or purchase in respect thereof.

    (n) At or prior to the Exchange Date, the New York Insured Common Stock to be transferred to the Acquired Funds for distribution to the stockholders of the Acquired Funds on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Funds presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

    (o) At or prior to the Exchange Date, the shares of New York Insured Series C AMPS to be transferred to New York Fund on the Exchange Date, the shares of New York Insured Series D AMPS to be transferred to New York Insured II on the Exchange Date and the shares of New York Insured Series E AMPS to be transferred to New York Insured III on the Exchange Date will be duly qualified for offering to the public in all states of the United States in which the sale of AMPS of the Acquired Funds presently are qualified, and there are a sufficient number of each series of New York Insured AMPS registered under the 1933 Act and with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

    (p) At or prior to the Exchange Date, New York Insured will have obtained any and all regulatory, Director and stockholder approvals necessary to issue the New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to New York Fund, New York Insured II and New York Insured III, as applicable.

2.Representations and Warranties of New York Fund.

  New York Fund represents and warrants to, and agrees with, New York Insured, New York Insured II and New York Insured III that:

    (a) New York Fund is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. New York Fund has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) New York Fund is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08575), and such registration has not been revoked or rescinded and is in full force and effect. New York Fund has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

    (c) As used in this Agreement, the term "New York Fund Investments" shall mean (i) the investments of New York Fund shown on the schedule of its investments as of the Valuation Time furnished to each of New York Insured, New York Insured II and New York Insured III; and (ii) all other assets owned by New York Fund or liabilities incurred as of the Valuation Time.

    (d) New York Fund has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) Each of New York Insured, New York Insured II and New York Insured III has been furnished with New York Fund's Annual Report to Stockholders for the fiscal year ended June 30, 1999, and the audited financial statements appearing therein, having been audited by Deloitte & Touche LLP, independent public accountants, fairly present the financial position of New York Fund as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) An unaudited statement of assets, liabilities and capital of New York Fund and an unaudited schedule of investments of New York Fund, each as of the Valuation Time, will be furnished to each of New York Insured, New York Insured II and New York Insured III at or prior to the Exchange Date for the purpose of determining the number of shares of New York Insured Common Stock and New York Insured Series C AMPS to be issued to New York Fund pursuant to Section 6 of this Agreement; each will fairly present the financial position of New York Fund as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of New York Fund, threatened against it which assert liability on the part of New York Fund or which materially affect its financial condition or its ability to consummate the Reorganization. New York Fund is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) There are no material contracts outstanding to which New York Fund is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to New York Insured, New York Insured II and New York Insured III prior to the Valuation Time.

    (i) New York Fund is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (j) New York Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since June 30, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, New York Fund will advise New York Insured, New York Insured II and New York Insured III in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (k) New York Fund has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of New York Fund have been adequately provided for on its books, and no tax deficiency or liability of New York Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (l) At both the Valuation Time and the Exchange Date, New York Fund will have full right, power and authority to sell, assign, transfer and deliver the New York Fund Investments. At the Exchange Date, subject only to the obligation to deliver the New York Fund Investments as contemplated by this Agreement, New York Fund will have good and marketable title to all of the New York Fund Investments, and New York Insured will acquire all of the New York Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the New York Fund Investments or materially affect title thereto).

    (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by New York Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (n) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to New York Fund (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by New York Fund for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

    (o) New York Fund is authorized to issue 200,000,000 shares of capital stock, of which 1,520 shares have been designated as Series A AMPS, 1,520 shares have been designated as Series B AMPS and 199,996,960 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

    (p) All of the issued and outstanding shares of New York Fund Common Stock and New York Fund AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

    (q) The books and records of New York Fund made available to New York Insured, New York Insured II, New York Insured III and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of New York Fund.

    (r) New York Fund will not sell or otherwise dispose of any of the shares of New York Insured Common Stock or New York Insured Series C AMPS to be received in the Reorganization, except in distribution to the stockholders of New York Fund, as provided in Section 5 of this Agreement.

3.Representations and Warranties of New York Insured II.

  New York Insured II represents and warrants to, and agrees with, New York Insured, New York Fund and New York Insured III that:

    (a) New York Insured II is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. New York Insured II has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) New York Insured II is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-08813), and such registration has not been revoked or rescinded and is in full force and effect. New York Insured II has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify through its taxable year ending upon liquidation.

    (c) As used in this Agreement, the term "New York Insured II Investments" shall mean (i) the investments of New York Insured II shown on the schedule of its investments as of the Valuation Time furnished to each of New York Insured, New York Fund and New York Insured III; and (ii) all other assets owned by New York Insured II or liabilities incurred as of the Valuation Time.

    (d) New York Insured II has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) Each of New York Insured, New York Fund and New York Insured III has been furnished with New York Insured II's Semi-Annual Report to Stockholders for the six months ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of New York Insured II as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) An unaudited statement of assets, liabilities and capital of New York Insured II and an unaudited schedule of investments of New York Insured II, each as of the Valuation Time, will be furnished to each of New York Insured, New York Fund and New York Insured III at or prior to the Exchange Date for the purpose of determining the number of shares of New York Insured Common Stock and New York Insured Series D AMPS to be issued to New York Insured II pursuant to Section 6 of this Agreement; each will fairly present the financial position of New York Insured II as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of New York Insured II, threatened against it which assert liability on the part of New York Insured II or which materially affect its financial condition or its ability to consummate the Reorganization. New York Insured II, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) There are no material contracts outstanding to which New York Insured II is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to New York Insured, New York Fund and New York Insured III prior to the Valuation Time.

    (i) New York Insured II is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (j) New York Insured II has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since March 31, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, New York Insured II will advise New York Insured, New York Fund and New York Insured III in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (k) New York Insured II has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of New York Insured II have been adequately provided for on its books, and no tax deficiency or liability of New York Insured II has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (l) At both the Valuation Time and the Exchange Date, New York Insured II will have full right, power and authority to sell, assign, transfer and deliver the New York Insured II Investments. At the Exchange Date, subject only to the obligation to deliver the New York Insured II Investments as contemplated by this Agreement, New York Insured II will have good and marketable title to all of the New York Insured II Investments, and New York Insured will acquire all of the New York Insured II Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the New York Insured II Investments or materially affect title thereto).

    (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by New York Insured II of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (n) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to New York Insured II (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by New York Insured II for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

    (o) New York Insured II is authorized to issue 200,000,000 shares of capital stock, of which 1,060 shares have been designated as Series A AMPS, 1,060 shares have been designated as Series B AMPS and 199,997,880 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

    (p) All of the issued and outstanding shares of New York Insured II Common Stock and New York Insured II AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

    (q) The books and records of New York Insured II made available to New York Insured, New York Fund, and New York Insured III and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of New York Insured II.

    (r) New York Insured II will not sell or otherwise dispose of any of the shares of New York Insured Common Stock or New York Insured Series D AMPS to be received in the Reorganization, except in distribution to the stockholders of New York Insured II, as provided in Section 5 of this Agreement.

4.Representations and Warranties of New York Insured III.

  New York Insured III represents and warrants to, and agrees with, New York Insured, New York Fund and New York Insured II that:

    (a) New York Insured III is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland, and has the power to own all of its assets and to carry out this Agreement. New York Insured III has all necessary Federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

    (b) New York Insured III is duly registered under the 1940 Act as a non-diversified, closed-end management investment company (File No. 811-09131), and such registration has not been revoked or rescinded and is in full force and effect. New York Insured III has elected and qualified for the special tax treatment afforded RICs under Sections 851-855 of the Code at all times since its inception, and intends to continue to so qualify through its taxable year ending upon liquidation.

    (c) As used in this Agreement, the term "New York Insured III Investments" shall mean (i) the investments of New York Insured III shown on the schedule of its investments as of the Valuation Time furnished to each of New York Insured, New York Fund and New York Insured II; and (ii) all other assets owned by New York Insured III or liabilities incurred as of the Valuation Time. The New York Insured III Investments together with the New York Fund Investments and the New York Insured II Investments may sometimes be referred to herein collectively as the "Acquired Fund Investments".

    (d) New York Insured III has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Directors and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    (e) Each of New York Insured, New York Fund and New York Insured II has been furnished with New York Insured III's Semi-Annual Report to Stockholders for the period ended March 31, 1999, and the unaudited financial statements appearing therein fairly present the financial position of New York Insured III as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

    (f) An unaudited statement of assets, liabilities and capital of New York Insured III and an unaudited schedule of investments of New York Insured III, each as of the Valuation Time, will be furnished to each of New York Insured, New York Fund and New York Insured II at or prior to the Exchange Date for the purpose of determining the number of shares of New York Insured Common Stock and New York Insured Series E AMPS to be issued to New York Insured III pursuant to Section 6 of this Agreement; each will fairly present the financial position of New York Insured III as of the Valuation Time in conformity with generally accepted accounting principles applied on a consistent basis.

    (g) There are no material legal, administrative or other proceedings pending or, to the knowledge of New York Insured III, threatened against it which assert liability on the part of New York Insured III or which materially affect its financial condition or its ability to consummate the Reorganization. New York Insured III, is not charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

    (h) There are no material contracts outstanding to which New York Insured III is a party that have not been disclosed in the N-14 Registration Statement or will not otherwise be disclosed to New York Insured, New York Fund and New York Insured II prior to the Valuation Time.

    (i) New York Insured III is not obligated under any provision of its Articles of Incorporation, as amended, or its by-laws, as amended, or a party to any contract or other commitment or obligation, and is not subject to any order or decree which would be violated by its execution of or performance under this Agreement, except insofar as the Funds have mutually agreed to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

    (j) New York Insured III has no known liabilities of a material amount, contingent or otherwise, other than those shown on its statements of assets, liabilities and capital referred to above, those incurred in the ordinary course of its business as an investment company since March 31, 1999 and those incurred in connection with the Reorganization. As of the Valuation Time, New York Insured III will advise New York Insured, New York Fund and New York Insured II in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

    (k) New York Insured III has filed, or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all Federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Exchange Date occurs. All tax liabilities of New York Insured III have been adequately provided for on its books, and no tax deficiency or liability of New York Insured III has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Exchange Date occurs.

    (l) At both the Valuation Time and the Exchange Date, New York Insured III will have full right, power and authority to sell, assign, transfer and deliver the New York Insured III Investments. At the Exchange Date, subject only to the obligation to deliver the New York Insured III Investments as contemplated by this Agreement, New York Insured III will have good and marketable title to all of the New York Insured III Investments, and New York Insured will acquire all of the New York Insured III Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the Federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the New York Insured III Investments or materially affect title thereto).

    (m) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by New York Insured III of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

    (n) The N-14 Registration Statement, on its effective date, at the time of the stockholders' meetings referred to in Section 8(a) of this Agreement and on the Exchange Date, insofar as it relates to New York Insured III (i) complied or will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) did not or will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Joint Proxy Statement and Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by New York Insured III for use in the N-14 Registration Statement as provided in Section 8(e) of this Agreement.

    (o) New York Insured III is authorized to issue 200,000,000 shares of capital stock, of which 2,000 shares have been designated as Series A AMPS, and 199,998,000 shares have been designated as common stock, par value $.10 per share; each outstanding share of which is fully paid and nonassessable and has full voting rights.

    (p) All of the issued and outstanding shares of New York Insured III Common Stock and New York Insured III AMPS were offered for sale and sold in conformity with all applicable Federal and state securities laws.

    (q) The books and records of New York Insured III made available to New York Insured, New York Fund and New York Insured II and/or their counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of New York Insured III.

    (r) New York Insured III will not sell or otherwise dispose of any of the shares of New York Insured Common Stock or New York Insured Series E AMPS to be received in the Reorganization, except in distribution to the stockholders of New York Insured III, as provided in Section 5 of this Agreement.

5.The Reorganization.

    (a) Subject to receiving the requisite approvals of the stockholders of each of the Funds, and to the other terms and conditions contained herein,
  (i) New York Fund agrees to convey, transfer and deliver to New York Insured and New York Insured agrees to acquire from New York Fund, on the Exchange Date, all of the New York Fund Investments (including interest accrued as of the Valuation Time on debt instruments), and assume substantially all of the liabilities of New York Fund, in exchange solely for that number of shares of New York Insured Common Stock and New York Insured Series C AMPS provided in Section 6 of this Agreement; (ii) New York Insured II agrees to convey, transfer and deliver to New York Insured and New York Insured agrees to acquire from New York Insured II on the Exchange Date, all of the New York Insured II Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of New York Insured II in exchange solely for that number of shares of New York Insured Common Stock and New York Insured Series D AMPS provided in Section 6 of this Agreement; and (iii) New York Insured III agrees to convey, transfer and deliver to New York Insured and New York Insured agrees to acquire from New York Insured III on the Exchange Date, all of the New York Insured III Investments (including interest accrued as of the Valuation Time on debt instruments) and assume substantially all of the liabilities of New York Insured III in exchange solely for that number of shares of New York Insured Common Stock and New York Insured Series E AMPS provided in Section 6 of this Agreement.

    Pursuant to this Agreement, as soon as practicable after the Exchange Date (i) New York Fund will distribute all shares of New York Insured Common Stock and New York Insured Series C AMPS received by it to its stockholders in exchange for their shares of New York Fund Common Stock and New York Fund AMPS; (ii) New York Insured II will distribute all shares of New York Insured Common Stock and New York Insured Series D AMPS received by it to its stockholders in exchange for their shares of New York Insured II Common Stock and New York Insured II AMPS; and (iii) New York Insured III will distribute all shares of New York Insured Common Stock and New York Insured Series E AMPS received by it to its stockholders in exchange for their shares of New York Insured III Common Stock and New York Insured III AMPS. Such distributions shall be accomplished by the opening of stockholder accounts on the stock ledger records of New York Insured in the amounts due the stockholders of each Acquired Fund based on their respective holdings in such Acquired Fund as of the Valuation Time.

    (b) Prior to the Exchange Date, each Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to their respective stockholders all of their respective net investment company taxable income to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard and in connection with the Reorganization, the last dividend period for the New York Fund AMPS, the New York Insured II AMPS and the New York Insured III AMPS prior to the Exchange Date may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

    (c) Each of the Acquired Funds will pay or cause to be paid to New York Insured any interest such Acquired Fund receives on or after the Exchange Date with respect to any of the Acquired Fund Investments transferred to New York Insured hereunder.

    (d) The Valuation Time shall be 4:00 p.m., Eastern time, on February 18, 2000, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

    (e) Recourse for liabilities assumed from each Acquired Fund by New York Insured in the Reorganization will be limited to the net assets of each such fund acquired by New York Insured. The known liabilities of the Acquired Funds, as of the Valuation Time, shall be confirmed in writing to New York Insured pursuant to Sections 2(j), 3(j) and 4(j) of this Agreement.

    (f) The Funds will jointly file Articles of Transfer with the Maryland Department and any other such instrument as may be required by the State of Maryland to effect the transfer of the Acquired Fund Investments.

    (g) The Acquired Funds will each be dissolved following the Exchange Date by filing separate Articles of Dissolution with the Maryland Department.

    (h) New York Insured will file with the Maryland Department Articles Supplementary to its Articles of Incorporation establishing the powers, rights and preferences of the New York Insured Series C AMPS, the New York Insured Series D AMPS and the New York Insured Series E AMPS prior to the closing of the Reorganization.

    (i) As promptly as practicable after the liquidation of each of the Acquired Fund pursuant to the Reorganization, each Acquired Fund shall terminate its respective registration under the 1940 Act.

6. Issuance and Valuation of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS in the Reorganization.

  Full shares of New York Insured Common Stock and New York Insured Series C AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of New York Fund acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of New York Fund assumed by New York Insured in the Reorganization, shall be issued by New York Insured to New York Fund in exchange for such assets of New York Fund, plus cash in lieu of fractional shares. New York Insured will issue to New York Fund (a) a number of shares of New York Insured Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of New York Fund Common Stock, determined as set forth below, and (b) a number of shares of New York Insured Series C AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the New York Fund AMPS, determined as set forth below.

  Full shares of New York Insured Common Stock and New York Insured Series D AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of New York Insured II acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of New York Insured II assumed by New York Insured in the Reorganization, shall be issued by New York Insured to New York Insured II in exchange for such assets of New York Insured II, plus cash in lieu of fractional shares. New York Insured will issue to New York Insured II (a) a number of shares of New York Insured Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of New York Insured II Common Stock, determined as set forth below, and (b) a number of shares of New York Insured Series D AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the New York Insured II AMPS, determined as set forth below.

  Full shares of New York Insured Common Stock and New York Insured Series E AMPS of an aggregate net asset value or liquidation preference, as the case may be, equal (to the nearest one ten thousandth of one cent) to the value of the assets of New York Insured III acquired in the Reorganization determined as hereinafter provided, reduced by the amount of liabilities of New York Insured III assumed by New York Insured to New York Insured III in the Reorganization, shall be issued by New York Insured in exchange for such assets of New York Insured III, plus cash in lieu of fractional shares. New York Insured will issue to New York Insured III (a) a number of shares of New York Insured Common Stock, the aggregate net asset value of which will equal the aggregate net asset value of the shares of New York Insured III Common Stock, determined as set forth below, and (b) a number of shares of New York Insured Series E AMPS, the aggregate liquidation preference and value of which will equal the aggregate liquidation preference and value of the New York Insured III AMPS, determined as set forth below.

  The net asset value of each of the Funds and the liquidation preference and value of the AMPS of each of the Funds shall be determined as of the Valuation Time in accordance with the procedures described in (i) the final prospectus of New York Insured, dated September 16, 1997, relating to the New York Insured Common Stock and (ii) the final prospectus of New York Insured, dated October 2, 1997, relating to the New York Insured AMPS, and no formula will be used to adjust the net asset value so determined of any Fund to take into account differences in realized and unrealized gains and losses. Values in all cases shall be determined as of the Valuation Time. The value of the Acquired Fund Investments to be transferred to New York Insured shall be determined by New York Insured pursuant to the procedures utilized by New York Insured in valuing its own assets and determining its own liabilities for purposes of the Reorganization. Such valuation and determination shall be made by New York Insured in cooperation with the Acquired Funds and shall be confirmed in writing by New York Insured to the Acquired Funds. The net asset value per share of the New York Insured Common Stock and the liquidation preference and value per share of the New York Insured Series C AMPS, the New York Insured Series D AMPS and the New York Insured Series E AMPS shall be determined in accordance with such procedures and New York Insured shall certify the computations involved. For purposes of determining the net asset value of a share of Common Stock of each Fund, the value of the securities held by the Fund plus any cash or other assets (including interest accrued but not yet received) minus all liabilities (including accrued expenses) and the aggregate liquidation value of the outstanding shares of AMPS of that Fund is divided by the total number of shares of Common Stock of that Fund outstanding at such time.

  New York Insured shall issue to New York Fund separate certificates or share deposit receipts for the New York Insured Common Stock and the New York Insured Series C AMPS, each registered in the name of New York Fund. New York Fund then shall distribute the New York Insured Common Stock and the New York Insured Series C AMPS to the holders of New York Fund Common Stock and New York Fund AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the New York Insured Common Stock to The Bank of New York as the transfer agent and registrar for the New York Insured Common Stock for distribution to the holders of New York Fund Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of New York Fund and (ii) the New York Insured Series C AMPS to The Bank of New York, as the transfer agent and registrar for the New York Insured Series C AMPS for distribution to the holders of New York Fund AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of New York Fund. With respect to any New York Fund stockholder holding certificates evidencing ownership of either New York Fund Common Stock or New York Fund AMPS as of the Exchange Date, and subject to New York Insured being informed thereof in writing by New York Fund, New York Insured will not permit such stockholder to receive new certificates evidencing ownership of the New York Insured Common Stock or New York Insured Series C AMPS, exchange New York Insured Common Stock or New York Insured Series C AMPS credited to such stockholder's account for shares of other investment companies managed by Merrill Lynch Asset Management, L.P. ("MLAM") or any of its affiliates, or pledge or redeem such New York Insured Common Stock or New York Insured Series C AMPS, in any case, until notified by New York Fund or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of New York Fund Common Stock or New York Fund AMPS or, in the event of lost certificates, posted adequate bond. New York Fund, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of New York Fund Common Stock or New York Fund AMPS, as the case may be, or post adequate bond therefor.

  New York Insured shall issue to New York Insured II separate certificates or share deposit receipts for the New York Insured Common Stock and the New York Insured Series D AMPS, each registered in the name of New York Insured II. New York Insured II then shall distribute the New York Insured Common Stock and the New York Insured Series D AMPS to the holders of New York Insured II Common Stock and New York Insured II AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the New York Insured Common Stock to The Bank of New York as the transfer agent and registrar for the New York Insured Common Stock for distribution to the holders of New York Insured II Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of New York Insured II and (ii) the New York Insured Series D AMPS to The Bank of New York, as the transfer agent and registrar for the New York Insured Series D AMPS for distribution to the holders of New York Insured II AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of New York Insured II. With respect to any New York Insured II stockholder holding certificates evidencing ownership of either New York Insured II Common Stock or New York Insured II AMPS as of the Exchange Date, and subject to New York Insured being informed thereof in writing by New York Insured II, New York Insured will not permit such stockholder to receive new certificates evidencing ownership of the New York Insured Common Stock or New York Insured Series D AMPS, exchange New York Insured Common Stock or New York Insured Series D AMPS credited to such stockholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such New York Insured Common Stock or New York Insured Series D AMPS, in any case, until notified by New York Insured II or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of New York Insured II Common Stock or New York Insured II AMPS or, in the event of lost certificates, posted adequate bond. New York Insured II, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of New York Insured II Common Stock or New York Insured II AMPS, as the case may be, or post adequate bond therefor.

  New York Insured shall issue to New York Insured III separate certificates or share deposit receipts for the New York Insured Common Stock and the New York Insured Series E AMPS, each registered in the name of New York Insured
III. New York Insured III then shall distribute the New York Insured Common Stock and the New York Insured Series E AMPS to the holders of New York Insured III Common Stock and New York Insured III AMPS by redelivering the certificates or share deposit receipts evidencing ownership of (i) the New York Insured Common Stock to The Bank of New York, as the transfer agent and registrar for the New York Insured Common Stock for distribution to the holders of New York Insured III Common Stock on the basis of such holder's proportionate interest in the aggregate net asset value of the Common Stock of New York Insured III and (ii) the New York Insured Series E AMPS to The Bank of New York, as the transfer agent and registrar for the New York Insured Series E AMPS for distribution to the holders of New York Insured III AMPS on the basis of such holder's proportionate interest in the aggregate liquidation preference and value of the AMPS of New York Insured III. With respect to any New York Insured III stockholder holding certificates evidencing ownership of either New York Insured III Common Stock or New York Insured III AMPS as of the Exchange Date, and subject to New York Insured being informed thereof in writing by New York Insured III, New York Insured will not permit such stockholder to receive new certificates evidencing ownership of New York Insured Common Stock or New York Insured Series E. AMPS, exchange New York Insured Common Stock or New York Insured Series E. AMPS credited to such stockholder's account for shares of other investment companies managed by MLAM or any of its affiliates, or pledge or redeem such New York Insured Common Stock or New York Insured Series E AMPS, in any case, until notified by New York Insured III or its agent that such stockholder has surrendered his or her outstanding certificates evidencing ownership of New York Insured III Common Stock or New York Insured III AMPS or, in the event of lost certificates, posted adequate bond. New York Insured III, at its own expense, will request its stockholders to surrender their outstanding certificates evidencing ownership of New York Insured III Common Stock or New York Insured III AMPS, as the case may be, or post adequate bond therefor.

  Dividends payable to holders of record of shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS, or New York Insured Series E AMPS, as the case may be, as of any date after the Exchange Date and prior to the exchange of certificates by any stockholder of an Acquired Fund shall be payable to such stockholder without interest; however, such dividends shall not be paid unless and until such stockholder surrenders the stock certificates representing shares of common stock or AMPS of the Acquired Funds, as the case may be, for exchange.

  No fractional shares of New York Insured Common Stock will be issued to holders of New York Fund Common Stock, New York Insured II Common Stock or New York Insured III Common Stock. In lieu thereof, New York Insured's transfer agent, The Bank of New York, will aggregate all fractional shares of New York Insured Common Stock and sell the resulting full shares on the New York Stock Exchange at the current market price for shares of New York Insured Common Stock for the account of all holders of fractional interests, and each such holder will receive such holder's pro rata share of the proceeds of such sale upon surrender of such holder's certificates representing New York Fund Common Stock, New York Insured II Common Stock or New York Insured III Common Stock.

7.Payment of Expenses.

  (a) With respect to expenses incurred in connection with the Reorganization,
(i) each Fund shall pay all expenses incurred that are attributable solely to such Fund and the conduct of its business, and (ii) New York Insured shall pay, subsequent to the Exchange Date and pro rata according to each Fund's net assets at the Valuation Time, all expenses incurred in connection with the Reorganization, including, but not limited to, all costs related to the preparation and distribution of the N-14 Registration Statement. Such fees and expenses shall include the cost of preparing and filing a ruling request with the Internal Revenue Service, legal and accounting fees, printing costs, filing fees, stock exchange fees, rating agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization.

  (b) If for any reason the Reorganization is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including, without limitation, consequential damages.

8.Covenants of the Funds.

  (a) Each Fund agrees to call an annual meeting of its stockholders as soon as is practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement.

  (b) Each Fund covenants to operate its business as presently conducted between the date hereof and the Exchange Date.

  (c) Each Acquired Fund agrees that following the consummation of the Reorganization, it will dissolve in accordance with the laws of the State of Maryland and any other applicable law, it will not make any distributions of any shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS, as applicable other than to its respective stockholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by New York Insured, if any, and on and after the Exchange Date it shall not conduct any business except in connection with its dissolution.

  (d) Each Acquired Fund undertakes that if the Reorganization is consummated, it will file an application pursuant to Section 8(f) of the 1940 Act for an order declaring that such Acquired Fund has ceased to be a registered investment company.

  (e) New York Insured will file the N-14 Registration Statement with the Securities and Exchange Commission (the "Commission") and will use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. Each Fund agrees to cooperate fully with the others, and each will furnish to the others the information relating to itself to be set forth in the N-14 Registration Statement as required by the 1933 Act, the 1934 Act, the 1940 Act, and the rules and regulations thereunder and the state securities laws.

  (f) New York Insured has no plan or intention to sell or otherwise dispose of the Acquired Fund Investments, except for dispositions made in the ordinary course of business.

  (g) Each of the Funds agrees that by the Exchange Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes. In connection with this covenant, the Funds agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. New York Insured agrees to retain for a period of ten (10) years following the Exchange Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Funds for each of such Fund's taxable period first ending after the Exchange Date and for all prior taxable periods. Any information obtained under this subsection shall be kept confidential except as otherwise may be necessary in connection with the filing of returns or claims for refund or in conducting an audit or other proceeding. After the Exchange Date, each of the Acquired Funds shall prepare, or cause its agents to prepare, any Federal, state or local tax returns, including any Forms 1099, required to be filed by such fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Funds (other than for payment of taxes) in connection with the preparation and filing of said tax returns and Forms 1099 after the Exchange Date shall be borne by each such Fund to the extent such expenses have been accrued by such Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by Fund Asset Management, L.P. ("FAM") at the time such tax returns and Forms 1099 are prepared.

  (h) The Funds each agree to mail to its respective stockholders of record entitled to vote at the annual meeting of stockholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

  (i) Following the consummation of the Reorganization, New York Insured will stay in existence and continue its business as a non-diversified, closed-end management investment company registered under the 1940 Act.

9.Exchange Date.

  (a) Delivery of the assets of the Acquired Funds to be transferred, together with any other Acquired Fund Investments, and the shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to be issued as provided in this Agreement, shall be made at the offices of Brown & Wood LLP, One World Trade Center, New York, New York 10048, at 10:00 a.m. on the next full business day following the Valuation Time, or at such other place, time and date agreed to by the Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date." To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Exchange Date, the applicable Acquired Fund shall cause such Acquired Fund Investments to be transferred to New York Insured's account with The Bank of New York at the earliest practicable date thereafter.

  (b) Each of the Acquired Funds will deliver to New York Insured on the Exchange Date confirmations or other adequate evidence as to the tax basis of each of their respective Acquired Fund Investments delivered to New York Insured hereunder, certified by Deloitte & Touche LLP (for New York Fund) and by Ernst & Young LLP (for New York Insured II and New York Insured III).

  (c) As soon as practicable after the close of business on the Exchange Date, each of the Acquired Funds shall deliver to New York Insured a list of the names and addresses of all of the stockholders of record of such Acquired Fund on the Exchange Date and the number of shares of common stock and AMPS of such Acquired Fund owned by each such stockholder, certified to the best of their knowledge and belief by the applicable transfer agent for such Acquired Fund or by its President.

10.Conditions of the Acquired Funds.

  The obligations of each Acquired Fund hereunder shall be subject to the following conditions:

    (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the affirmative vote of two-thirds of the members of the Board of Directors of each of the Funds and by the affirmative vote of (i) the holders of (a) a majority of the New York Insured Common Stock and New York Insured AMPS, voting together as a single class, and (b) a majority of the New York Insured AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (ii) the holders of (a) a majority of the New York Fund Common Stock and New York Fund AMPS, voting together as a single class, and (b) a majority of the New York Fund AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iii) the holders of (a) a majority of the New York Insured II Common Stock and New York Insured II AMPS, voting together as a single class, and (b) a majority of the New York Insured II AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; (iv) the holders of
  (a) a majority of the New York Insured III Common Stock and New York Insured III AMPS, voting together as a single class, and (b) a majority of the New York Insured III AMPS, voting separately as a class, in each case issued and outstanding and entitled to vote thereon; and further that each Fund shall have delivered to each other Fund a copy of the resolution approving this Agreement adopted by such Fund's Board of Directors, and a certificate setting forth the vote of such Fund's stockholders obtained at its Annual Meeting, each certified by the Secretary of the appropriate Fund.

    (b) That each Acquired Fund shall have received from New York Insured and from each other Acquired Fund a statement of assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of such fund's investments, all as of the Valuation Time, certified on the Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by the Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Fund since the date of such Fund's most recent Annual or Semi-Annual Report as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

    (c) That New York Insured shall have furnished to the Acquired Funds a certificate signed by New York Insured's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that, as of the Valuation Time and as of the Exchange Date all representations and warranties of New York Insured made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that New York Insured has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

    (d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    (e) That the Acquired Funds shall have received an opinion or opinions of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to the Acquired Funds and dated the Exchange Date, to the effect that (i) each of the Funds is a corporation duly organized, validly existing and in good standing in conformity with the laws of the State of Maryland; (ii) the shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to be issued pursuant to this Agreement are duly authorized and, upon delivery, will be validly issued and outstanding and fully paid and nonassessable by New York Insured, and no stockholder of New York Insured has any preemptive right to subscription or purchase in respect thereof (pursuant to the Articles of Incorporation or the by-laws of New York Insured or the state law of Maryland, or to the best of such counsel's knowledge, otherwise); (iii) this Agreement has been duly authorized, executed and delivered by each of the Funds, and represents a valid and binding contract, enforceable in accordance with its terms, except as enforceability may be limited by bankruptcy, insolvency, reorganization or other similar laws pertaining to the enforcement of creditors' rights generally and court decisions with respect thereto; provided, such counsel shall express no opinion with respect to the application of equitable principles in any proceeding, whether at law or in equity; (iv) the execution and delivery of this Agreement does not, and the consummation of the Reorganization will not, violate any material provisions of Maryland law or the Articles of Incorporation, as amended, the by-laws, as amended, or any agreement (known to such counsel) to which any Fund is a party or by which any Fund is bound, except insofar as the parties have agreed to amend such provision as a condition precedent to the Reorganization; (v) each of the Acquired Funds has the power to sell, assign, transfer and deliver the assets transferred by it hereunder and, upon consummation of the Reorganization in accordance with the terms of this Agreement, each of the Acquired Funds will have duly transferred such assets and liabilities in accordance with this Agreement; (vi) to the best of such counsel's knowledge, no consent, approval, authorization or order of any United States federal court, Maryland state court or governmental authority is required for the consummation by the Funds of the Reorganization, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder and under Maryland law and such as may be required under state securities laws; (vii) the N-14 Registration Statement has become effective under the 1933 Act, no stop order suspending the effectiveness of the N-14 Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act, and the N-14 Registration Statement, and each amendment or supplement thereto, as of their respective effective dates, appear on their face to be appropriately responsive in all material respects to the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the published rules and regulations of the Commission thereunder; (viii) the descriptions in the N-14 Registration Statement of statutes, legal and governmental proceedings and contracts and other documents are accurate and fairly present the information required to be shown; (ix) the information in the Joint Proxy Statement and Prospectus under "Comparison of the Funds--Tax Rules Applicable to the Funds and their Stockholders" and "Agreement and Plan of Reorganization--Tax Consequences of the Reorganization," to the extent that it constitutes matters of law, summaries of legal matters or legal conclusions, has been reviewed by such counsel and is correct in all material respects as of the date of the Joint Proxy Statement and Prospectus; (x) such counsel does not know of any statutes, legal or governmental proceedings or contracts or other documents related to the Reorganization of a character required to be described in the N-14 Registration Statement which are not described therein or, if required to be filed, filed as required; (xi) no Fund, to the knowledge of such counsel, is required to qualify to do business as a foreign corporation in any jurisdiction except as may be required by state securities laws, and except where each has so qualified or the failure so to qualify would not have a material adverse effect on such Fund or its respective stockholders; (xii) such counsel does not have actual knowledge of any material suit, action or legal or administrative proceeding pending or threatened against any of the Funds, the unfavorable outcome of which would materially and adversely affect such Fund; (xiii) all corporate actions required to be taken by the Funds to authorize this Agreement and to effect the Reorganization have been duly authorized by all necessary corporate actions on the part of such Fund; and (xiv) such opinion is solely for the benefit of the Funds and their Directors and officers. Such opinion also shall state that (x) while such counsel cannot make any representation as to the accuracy or completeness of statements of fact in the N-14 Registration Statement or any amendment or supplement thereto, nothing has come to their attention that would lead them to believe that, on the respective effective dates of the N-14 Registration Statement and any amendment or supplement thereto, (1) the N-14 Registration Statement or any amendment or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and (2) the prospectus included in the N-14 Registration Statement contained any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; and (y) such counsel does not express any opinion or belief as to the financial statements or other financial or statistical data relating to any Fund contained or incorporated by reference in the N-14 Registration Statement. In giving the opinion set forth above, Brown & Wood LLP may state that it is relying on certificates of officers of a Fund with regard to matters of fact and certain certificates and written statements of governmental officials with respect to the good standing of a Fund.

    (f) That each Acquired Fund shall have received either (a) a private letter ruling from the Internal Revenue Service or (b) an opinion of Brown & Wood LLP, to the effect that for Federal income tax purposes (i) the transfer by such Acquired Fund of substantially all of its assets to New York Insured in exchange solely for shares of New York Insured Common Stock and New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS as provided in this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the respective Funds will each be deemed to be a "party" to a reorganization within the meaning of Section 368(b); (ii) in accordance with Section 361(a) of the Code, no gain or loss will be recognized to an Acquired Fund as a result of the asset transfer solely in exchange for shares of New York Insured Common Stock and New York Insured Series C AMPS, New York Insured Series D AMPS or New York Insured Series E AMPS, as the case may be, or on the distribution of the New York Insured stock to stockholders of the respective Acquired Fund under Section 361(c)(1); (iii) under Section 1032 of the Code, no gain or loss will be recognized to New York Insured on the receipt of assets of an Acquired Fund in exchange for its shares; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the stockholders of an Acquired Fund on the receipt of shares of New York Insured in exchange for their shares of the Acquired Fund (except to the extent that common stockholders receive cash representing an interest in fractional shares of New York Insured Common Stock in the Reorganization); (v) in accordance with Section 362(b) of the Code, the tax basis of an Acquired Fund's assets in the hands of New York Insured will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the shares of New York Insured received by the stockholders of an Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in exchange;
  (vii) in accordance with Section 1223 of the Code, a stockholder's holding period for the shares of New York Insured will be determined by including the period for which such stockholder held the Acquired Fund shares exchanged therefor, provided that such shares were held as a capital asset;
  (viii) in accordance with Section 1223 of the Code, New York Insured's holding period with respect to an Acquired Fund's assets transferred will include the period for which such assets were held by the Acquired Fund;
  (ix) the payment of cash to common stockholders of an Acquired Fund in lieu of fractional shares of New York Insured Common Stock will be treated as though the fractional shares were distributed as part of the Reorganization and then redeemed, with the result that such stockholders will have short- or long-term capital gain or loss to the extent that the cash distribution differs from the stockholder's basis allocable to the New York Insured fractional shares; and (x) the taxable year of each Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, New York Insured will succeed to and take into account certain tax attributes of each Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

    (g) That all proceedings taken by each of the Funds and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

    (h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of New York Insured, be contemplated by the Commission.

    (i) That Acquired Funds shall have received from Deloitte & Touche LLP a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to them, to the effect that (i) they are independent public accountants with respect to New York Insured within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of New York Insured included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of New York Insured included in the N-14 Registration Statement, and inquiries of certain officials of New York Insured responsible for financial and accounting matters, nothing came to their attention that caused them to believe that (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to New York Insured appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of New York Insured or from schedules prepared by officials of New York Insured having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (j) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of New York Insured or would prohibit the Reorganization.

    (k) That the Acquired Funds shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as their counsel, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

11.New York Insured Conditions.

  The obligations of New York Insured hereunder shall be subject to the following conditions:

    (a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Directors and the stockholders of each of the Funds as set forth in Section 10(a); and that each of the Acquired Funds shall have delivered to New York Insured a copy of the resolution approving this Agreement adopted by such Acquired Fund's Board of Directors, and a certificate setting forth the vote of the stockholders of such Acquired Fund obtained, each certified by its Secretary.

    (b) That each Acquired Fund shall have furnished to New York Insured a statement of its assets, liabilities and capital, with values determined as provided in Section 6 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on such Fund's behalf by its President (or any Vice President) and its Treasurer, and a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated as of the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquired Fund since the date of such Fund's most recent Annual Report or Semi-Annual Report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

    (c) That each Acquired Fund shall have furnished to New York Insured a certificate signed by such Fund's President (or any Vice President) and its Treasurer, dated the Exchange Date, certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

    (d) That each Acquired Fund shall have delivered to New York Insured a letter from Deloitte & Touche LLP (for New York Fund) or Ernst & Young LLP (for New York Insured II and New York Insured III), dated the Exchange Date, stating that such firm has performed a limited review of the Federal, state and local income tax returns of the Acquired Fund for the period ended June 30, 1999 (for New York Fund) and September 30, 1999 (for New York Insured II and New York Insured III) (which returns originally were prepared and filed by the Acquired Fund), and that based on such limited review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the Federal, state and local income taxes of the Acquired Fund for the period covered thereby; and that for the period from July 1, 1999 (for New York
  Fund) and October 1, 1999 (for New York Insured II and New York Insured
  III), to and including the Exchange Date and for any taxable year of the Acquired Fund ending upon the liquidation of that Acquired Fund, such firm has performed a limited review to ascertain the amount of applicable Federal, state and local taxes, and has determined that either such amount has been paid or reserves have been established for payment of such taxes, this review to be based on unaudited financial data; and that based on such limited review, nothing has come to their attention which caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of Federal, state and local taxes for the period from July 1, 1999 (for New York Fund) and October 1, 1999 (for New York Insured II and New York Insured III), to and including the Exchange Date and for any taxable year of that Acquired Fund, ending upon the liquidation of such fund or that such fund would not qualify as a regulated investment company for Federal income tax purposes for the tax years in question.

    (e) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

    (f) That New York Insured shall have received an opinion of Brown & Wood LLP, as counsel to the Funds, in form and substance satisfactory to New York Insured and dated the Exchange Date, with respect to the matters specified in Section 10(e) of this Agreement and such other matters as New York Insured reasonably may deem necessary or desirable.

    (g) That New York Insured shall have received a private letter ruling from the Internal Revenue Service or an opinion of Brown & Wood LLP with respect to the matters specified in Section 10(f) of this Agreement.

    (h) That New York Insured shall have received from Deloitte & Touche LLP (for New York Fund) or Ernst & Young LLP (for New York Insured II and New York Insured III) a letter dated within three days prior to the effective date of the N-14 Registration Statement and a similar letter dated within five days prior to the Exchange Date, in form and substance satisfactory to New York Insured, to the effect that (i) they are independent public accountants with respect to such fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder; (ii) in their opinion, the financial statements and supplementary information of such fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder; (iii) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited interim financial statements and unaudited supplementary information of the Acquired Fund included in the N-14 Registration Statement, and inquiries of certain officials of the Acquired Fund responsible for financial and accounting matters, nothing came to their attention that caused them to believe that
  (a) such unaudited financial statements and related unaudited supplementary information do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder, (b) such unaudited financial statements are not fairly presented in conformity with generally accepted accounting principles, applied on a basis substantially consistent with that of the audited financial statements, or (c) such unaudited supplementary information is not fairly stated in all material respects in relation to the unaudited financial statements taken as a whole; and (iv) on the basis of limited procedures agreed upon by the Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards), the information relating to the Acquired Fund appearing in the N-14 Registration Statement, which information is expressed in dollars (or percentages derived from such dollars) (with the exception of performance comparisons, if any), if any, has been obtained from the accounting records of the Acquired Fund or from schedules prepared by officials of the Acquired Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

    (i) That the Acquired Fund Investments to be transferred to New York Insured shall not include any assets or liabilities which New York Insured, by reason of charter limitations or otherwise, may not properly acquire or assume.

    (j) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of any Acquired Fund, be contemplated by the Commission.

    (k) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of any Acquired Fund or would prohibit the Reorganization.

    (l) That New York Insured shall have received from the Commission such orders or interpretations as Brown & Wood LLP, as counsel to New York Insured, deems reasonably necessary or desirable under the 1933 Act and the 1940 Act in connection with the Reorganization, provided, that such counsel shall have requested such orders as promptly as practicable, and all such orders shall be in full force and effect.

    (m) That all proceedings taken by each Acquired Fund and its respective counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to New York Insured.

    (n) That prior to the Exchange Date, each of the Acquired Funds shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its stockholders all of its net investment company taxable income for the period to and including the Exchange Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized to and including the Exchange Date. In this regard, the last dividend period for the New York Fund AMPS, the New York Insured II AMPS and the New York Insured III AMPS may be shorter than the dividend period for such AMPS determined as set forth in the applicable Articles Supplementary.

12.Termination, Postponement and Waivers.

  (a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the stockholders of the Funds) prior to the Exchange Date, or the Exchange Date may be postponed, (i) by mutual consent of the Boards of Directors of the Funds, (ii) by the Board of Directors of any Acquired Fund if any condition of such Acquired Fund's obligations set forth in Section 10 of this Agreement has not been fulfilled or waived by such Board; or (iii) by the Board of Directors of New York Insured if any condition of New York Insured's obligations set forth in
Section 11 of this Agreement have not been fulfilled or waived by such Board.

  (b) If the transactions contemplated by this Agreement have not been consummated by August 31, 2000, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Boards of Directors of the Funds.

  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of any Fund or persons who are their directors, trustees, officers, agents or stockholders in respect of this Agreement.

  (d) At any time prior to the Exchange Date, any of the terms or conditions of this Agreement may be waived by the Board of Directors of any Fund (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the stockholders of their respective fund, on behalf of which such action is taken. In addition, the Boards of Directors of the Funds have delegated to FAM the ability to make non-material changes to the transaction if it deems it to be in the best interests of the Funds to do so.

  (e) The respective representations and warranties contained in Sections 1, 2, 3 and 4 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and no Fund nor any of its officers, directors, trustees, agents or stockholders shall have any liability with respect to such representations or warranties after the Exchange Date. This provision shall not protect any officer, director, trustee, agent or stockholder of any Fund against any liability to the entity for which that officer, director, trustee, agent or stockholder so acts or to its stockholders, to which that officer, director, trustee, agent or stockholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Exchange Date and shall impose any terms or conditions which are determined by action of the Boards of Directors of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the stockholders of the Funds unless such terms and conditions shall result in a change in the method of computing the number of shares of New York Insured Common Stock, New York Insured Series C AMPS, New York Insured Series D AMPS and New York Insured Series E AMPS to be issued to the Acquired Funds, as applicable, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the stockholders of the Funds prior to the meetings at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Funds promptly shall call a special meeting of stockholders at which such conditions so imposed shall be submitted for approval.

13.Indemnification.

  (a) Each Acquired Fund hereby severally agrees to indemnify and hold New York Insured harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which New York Insured may incur or sustain by reason of the fact that
(i) New York Insured shall be required to pay any corporate obligation of such Acquired Fund, whether consisting of tax deficiencies or otherwise, based upon a claim or claims against such Acquired Fund which were omitted or not fairly reflected in the financial statements to be delivered to New York Insured in connection with the Reorganization; (ii) any representations or warranties made by such Acquired Fund in this Agreement should prove to be false or erroneous in any material respect; (iii) any covenant of such Acquired Fund has been breached in any material respect; or (iv) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein attributable to such Fund not misleading or (b) the Joint Proxy Statement and Prospectus delivered to the stockholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein attributable to such Fund, in the light of the circumstances under which they were made, not misleading, except with respect to (iv)(a) and (b) herein insofar as such claim is based on written information furnished to the Acquired Funds by New York Insured.

  (b) New York Insured hereby agrees to indemnify and hold each Acquired Fund harmless from all loss, liability and expenses (including reasonable counsel fees and expenses in connection with the contest of any claim) which such Acquired Fund may incur or sustain by reason of the fact that (i) any representations or warranties made by New York Insured in this Agreement should prove false or erroneous in any material respect, (ii) any covenant of New York Insured has been breached in any material respect, or (iii) any claim is made alleging that (a) the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein, not misleading or (b) the Joint Proxy Statement and Prospectus delivered to stockholders of the Funds and forming a part of the N-14 Registration Statement included any untrue statement of a material fact or omitted to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading, except with respect to (iii)(a) and (b) herein insofar as such claim is based on written information furnished to New York Insured by the Acquired Fund seeking indemnification.

  (c) In the event that any claim is made against New York Insured in respect of which indemnity may be sought by New York Insured from an Acquired Fund under Section 13(a) of this Agreement, or in the event that any claim is made against an Acquired Fund in respect of which indemnity may be sought by an Acquired Fund from New York Insured under Section 13(b) of this Agreement, then the party seeking indemnification (the "Indemnified Party"), with reasonable promptness and before payment of such claim, shall give written notice of such claim to the other party (the "Indemnifying Party"). If no objection as to the validity of the claim is made in writing to the Indemnified Party by the Indemnifying Party within thirty (30) days after the giving of notice hereunder, then the Indemnified Party may pay such claim and shall be entitled to reimbursement therefor, pursuant to this Agreement. If, prior to the termination of such thirty-day period, objection in writing as to the validity of such claim is made to the Indemnified Party, the Indemnified Party shall withhold payment thereof until the validity of such claim is established (i) to the satisfaction of the Indemnifying Party, or (ii) by a final determination of a court of competent jurisdiction, whereupon the Indemnified Party may pay such claim and shall be entitled to reimbursement thereof, pursuant to this Agreement, or (iii) with respect to any tax claims, within seven (7) calendar days following the earlier of (A) an agreement between New York Insured and the Acquired Fund seeking indemnification that an indemnity amount is payable, (B) an assessment of a tax by a taxing authority, or (C) a "determination" as defined in Section 1313(a) of the Code. For purposes of this Section 13, the term "assessment" shall have the same meaning as used in Chapter 63 of the Code and Treasury Regulations thereunder, or any comparable provision under the laws of the appropriate taxing authority. In the event of any objection by the Indemnifying Party, the Indemnifying Party promptly shall investigate the claim, and if it is not satisfied with the validity thereof, the Indemnifying Party shall conduct the defense against such claim. All costs and expenses incurred by the Indemnifying Party in connection with such investigation and defense of such claim shall be borne by it. These indemnification provisions are in addition to, and not in limitation of, any other rights the parties may have under applicable law.

14.Other Matters.

  (a) Pursuant to Rule 145 under the 1933 Act, and in connection with the issuance of any shares to any person who at the time of the Reorganization is, to its knowledge, an affiliate of a party to the Reorganization pursuant to Rule 145(c), New York Insured will cause to be affixed upon the certificate(s) issued to such person (if any) a legend as follows:

    THESE SHARES ARE SUBJECT TO RESTRICTIONS ON TRANSFER UNDER THE SECURITIES ACT OF 1933 AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO MUNIHOLDINGS NEW YORK INSURED FUND, INC. (OR ITS STATUTORY SUCCESSOR), OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933 OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND, SUCH REGISTRATION IS NOT REQUIRED.

and, further, that stop transfer instructions will be issued to New York Insured's transfer agent with respect to such shares. Each Acquired Fund will provide New York Insured on the Exchange Date with the name of any stockholder of an Acquired Fund who is to the knowledge of such Acquired Fund an affiliate of that Acquired Fund on such date.

  (b) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

  (c) Any notice, report or demand required or permitted by any provision of this Agreement shall be in writing and shall be made by hand delivery, prepaid certified mail or overnight service, addressed to any Fund, at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attn: Terry K. Glenn, President.

  (d) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of the State of New York applicable to agreements made and to be performed in said state.

  (e) Copies of the Articles of Incorporation, as amended, and Articles Supplementary of each Fund are on file with the Maryland Department and notice is hereby given that this instrument is executed on behalf of the Directors of each Fund.

  This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

Attest:                                   Muniholdings New York Insured Fund,
                                           Inc.

/s/ William E. Zitelli, Jr.
_____________________________________        /s/
                                          By: _________________________________
William E. Zitelli, Jr.

Attest:
                                             William E. Zitelli, Jr.,
                                             Secretary
                                          Muniholdings New York Fund, Inc.

/s/ Alice A. Pellegrino                      /s/
_____________________________________     By: _________________________________

Alice A. Pellegrino                          Alice A. Pellegrino, Secretary

Attest:                                   Muniholdings New York Insured Fund
                                           II, Inc.

/s/ Alice A. Pellegrino
_____________________________________        /s/
                                          By: _________________________________
Alice A. Pellegrino

Attest:
                                             Alice A. Pellegrino, Secretary

                                          Muniholdings New York Insured Fund
                                           III, Inc.

/s/ Alice A. Pellegrino
_____________________________________        /s/
                                          By: _________________________________
Alice A. Pellegrino, Secretary
                                             Alice A. Pellegrino, Secretary

                                                                    EXHIBIT III

                   ECONOMIC AND OTHER CONDITIONS IN NEW YORK

  The following information is a brief summary of factors affecting the economy of New York City (the "City") or New York State (the "State" or "New York"). Other factors will affect issuers. The summary is based primarily upon one or more of the most recent publicly available offering statements relating to debt offerings of State issuers, however, it has not been updated. The Funds have not independently verified this information.

  The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York Municipal Bonds in which the Fund invests.

New York City

  General. More than any other municipality, the fiscal health of the City has a significant effect on the fiscal health of the State. The City's current financial plan assumes that, after strong growth in 1998-1999, moderate economic growth will exist through calendar year 2003, with moderating job growth and wage increases.

  For each of the 1981 through 1999 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"), after discretionary and other transfers. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

  The Mayor is responsible for preparing the City's financial plan, including the City's current financial plan for the 2000 through 2003 fiscal years (the "2000-2003 Financial Plan", "Financial Plan" or "City Financial Plan"). The City's projections set forth in the City Financial Plan are based on various assumptions and contingencies that are uncertain and may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

  As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current financial plan projects a surplus in the 1999 and 2000 fiscal years, before discretionary transfers, and budget gaps for each of the 2001, 2002 and 2003 fiscal years. This pattern of current year surplus operating results and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved surplus operating results, before discretionary transfers, for each fiscal year.

  City's Financing Program. Implementation of the City Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2000 through 2003 contemplates the issuance of $7.449 billion of general obligation bonds and $3.35 billion of bonds to be issued by the New York City Transitional Finance Authority (the "Transitional Finance Authority"). In addition, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of the Tobacco Settlement Asset Securitization Corporation ("TSASC"), which is expected to issue debt secured by revenues derived from the settlement of litigation with tobacco companies selling cigarettes in the United States. The Transitional Finance Authority and TSASC were created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

                                     III-1

  Without additional borrowing capacity, under current projections the City would reach the limit of its capacity to enter into new contractual commitments in fiscal year 2000. In order to provide financing for the City's current capital plan during and after fiscal year 2000, the Transitional Finance Authority's debt-incurring capacity will need to be increased, some other financing mechanism will need to be established or the City's general obligation debt limit will need to be increased. An amendment to the State Constitution would be necessary to change the methodology used to calculate the debt limit to increase the City's general obligation debt limit. A proposed amendment to the State Constitution may be considered by the State Legislature and, if approved in two consecutive legislative sessions and by voter referendum, could have an effective date in the year 2002. Even if the Constitution were so amended, legislative action to increase the financing capacity of the Transitional Finance Authority or creation of some other financing mechanism would be necessary to permit the City to continue its capital program until the constitutional amendment took effect in 2002. Accordingly, the Financial Plan anticipates access to approximately $2.4 billion in financing capacity of TSASC. Even with TSASC's ability to provide approximately $2.4 billion of financing capacity, the City expects that it will be required to postpone a substantial part of its capital program from the latter part of fiscal year 2001 to fiscal year 2002. In addition, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements (See "Seasonal Financing Requirements" within). The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority (the "Water Authority") bonds and Transitional Finance Authority and other bonds will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation bonds and notes, as well as Water Authority, Transitional Finance Authority and TSASC bonds.

  1999 Fiscal Year. For the 1999 fiscal year, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 1999 fiscal year is the nineteenth year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

  2000-2003 Financial Plan. On June 14, 1999, the City released the Financial Plan for the 2000 through 2003 fiscal years, which relates to the City and certain entities which receive funds from the City. The Financial Plan projects revenues and expenditures for the 2000 fiscal year balanced in accordance with GAAP, and project gaps of $1.8 billion, $1.9 billion and $1.8 billion for fiscal years 2001 through 2003, respectively.

  The 2000-2003 Financial Plan includes a proposed discretionary transfer in the 1999 fiscal year of $2.6 billion to pay debt service due in fiscal year 2000, for budget stabilization purposes, a proposed discretionary transfer in fiscal year 2000 to pay debt service due in fiscal year 2001 totaling $429 million, and a proposed discretionary transfer in fiscal year 2001 to pay debt service due in fiscal year 2002 totaling $345 million.

  In addition, the Financial Plan sets forth gap-closing actions to eliminate a previously projected gap for the 2000 fiscal year and to reduce projected gaps for fiscal years 2001 through 2003. The gap-closing actions for the 2000 through 2003 fiscal years include: (i) additional City agency actions totaling $502 million, $371 million, $293 million and $283 million for fiscal years 2000 through 2003, respectively; (ii) additional Federal aid of $75 million in each of fiscal years 2000 through 2003, which include the proposed restoration of $25 million of Federal revenue sharing and $50 million of increased Federal Medicaid aid; and (iii) additional State actions totaling approximately $125 million in each of fiscal years 2000 through 2003. The Financial Plan also reflects a tax reduction program, which includes the elimination of the City's non-residents earning tax, the extension of current tax reductions for owners of cooperative and condominium apartments and a proposed income tax credit for low income wage earners.


                                     III-2

  Assumptions. The 2000-2003 Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and modest employment growth and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The 2000-2003 Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 1999 through 2003 fiscal years; continuation of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of Health and Hospitals Corporation (the "HHC"), the Board of Education (the "BOE") and other such agencies to maintain balanced budgets; the willingness of the Federal government to provide the amount of Federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials.

  The Financial Plan assumes: (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which has subsequently been extended to December 31, 2001 through enacted legislation, and which is projected to provide revenue of $572 million, $585 million, $600 million and $638 million in the 2000 through 2003 fiscal years, respectively; (ii) collection of projected rent payments for the City's airports, totaling $365 million, $185 million and $155 million in the 2001 through 2003 fiscal years, respectively, a substantial portion of which may depend on the successful completion of negotiations with The Port Authority of New York and New Jersey (the "Port Authority") or the enforcement of the City's rights under the existing leases through pending legal action; (iii) State and Federal approval of the State and Federal gap-closing actions proposed by the City in the Financial Plan; and (iv) receipt of the tobacco settlement funds providing revenues or expenditure offsets in annual amounts ranging between $250 million and $300 million. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

  Municipal Unions. The Financial Plan reflects the costs of the settlements and arbitration awards with certain municipal unions and other bargaining units, which together represent approximately 98% of the City's workforce, and assumes that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements and arbitration awards. These contracts are approximately five years in length and have a total cumulative net increase of 13%. Assuming the City reaches similar settlements with its remaining municipal unions, the cost of all settlements for all City-funded employees would exceed $2 billion after the 1999 fiscal year. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001.

  Intergovernmental Aid. The City depends on aid from the State for aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in reductions or delays in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

  Year 2000 Computer Matters. The year 2000 presents potential operational problems for computerized data files and computer programs which may recognize the year 2000 as the year 1900, resulting in possible system failures or miscalculations. In November 1996, the City's Year 2000 Project Office was established to develop a project methodology, coordinate the efforts of City agencies, review plans and oversee implementation of year 2000 projects. At that time, the City also evaluated the capabilities of the City's Integrated Financial Management System and Capital Projects Information System, which are the City's central accounting,

                                     III-3
budgeting and payroll systems, identified the potential impact of the year 2000 on these systems, and developed a plan to replace these systems with a new system which is expected to be year 2000 compliant prior to December 31, 1999. The City has also performed an assessment of its other mission-critical and high priority computer systems in connection with making them year 2000 compliant, and the City's agencies have developed and are implementing both strategic and operational plans for non-compliant application systems. In addition, the City Comptroller is conducting audits of the progress of City agencies in achieving year 2000 compliance. While these efforts may involve additional costs beyond those assumed in the Financial Plan, the City believes, based on currently available information, that such additional costs will not be material.

  The Mayor's Office of Operations has stated that work has been completed, and all or part of the necessary testing has been performed, on approximately 99% (current as of October 26, 1999) of the mission-critical and high priority systems of Mayoral agencies. The City's computer systems may not all be year 2000 compliant in a timely manner and there could be an adverse impact on City operations or revenues as a result. The City is developing contingency plans for all mission-critical and high priority systems of Mayoral agencies, to be used if such systems are not year 2000 compliant. During the months of November and December, the Mayor's Office of Emergency Management will coordinate drills to test the contingency plans. The City is also in the process of contacting its significant third party vendors regarding the status of their compliance. Such compliance is not within the City's control, and therefore the City cannot assure that there will not be any adverse effects on the City resulting from any failure of these third parties.

  Certain Reports. The City's financial plans have been the subject of extensive public comment and criticism. From time to time, the Control Board staff, the Office of the State Deputy Comptroller (the "OSDC"), the City Comptroller, the City's Independent Budget Office (the "IBO") and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

  On July 14, 1999, the City Comptroller issued a report on the adopted budget for fiscal year 2000 and the Financial Plan. Taking into account the risks and additional resources identified in the report, the report projected a surplus for fiscal year 2000 of between $223 million and $891 million, including a $429 million surplus allocated to the Budget Stabilization Account. In addition, taking into account the risks and additional resources identified in the report and the budget gaps projected in the Financial Plan, the report projected budget gaps of between $1.8 billion and $3.5 billion, $1.7 billion and $3.6 billion, and $1.7 billion and $4.1 billion in fiscal years 2001 through 2003, respectively.

  With respect to fiscal years 2000 through 2003, the report identified baseline risks of between $338 million and $998 million, $654 million and $2.4 billion, $600 million and $2.4 billion, and $719 million and $2.9 billion, respectively, depending upon whether the State approves the extension of the 14% personal income tax surcharge; (ii) the City incurs additional labor costs as a result of the expiration of labor contracts starting in fiscal year 2001 which, if settled at the current forecast level of inflation, would result in additional costs totaling $345 million in fiscal year 2001, $713 million in fiscal year 2002 and $1.1 billion in fiscal year 2003; (iii) the State approves the continuation in fiscal years 2000 through 2003 of temporary State Medicaid cost containment; and (iv) the City receives $300 million, $250 million, $300 million and $300 million in fiscal years 2000 through 2003, respectively, from the tobacco settlement. Additional risks identified in the report for fiscal years 2000 through 2003 include payments from the Port Authority relating to the City's claim for back rentals, which are the subject of arbitration; State and Federal gap-closing actions proposed in the Financial Plan; possible increased overtime expenditures; the sale of the New York City Coliseum in fiscal year 2001; the writedown of outstanding education aid receivables of approximately $100 million in each of fiscal years 2002 and 2003; and a possible $149 million shortfall in tax revenues in fiscal year 2003. The report noted that these risks may be offset by

                                     III-4
additional resources of between $659 million and $873 million in fiscal years 2000 through 2003 due to the potential for higher than forecast tax revenues, lower than forecast payables for prior years, possible debt service savings, additional State education aid, the possible failure to spend funds for the construction of three sports facilities and lower pension costs resulting from excess earnings on pension assets in the 1999 fiscal year.

  In his report, the City Comptroller also noted that possible changes to the assumptions and methods used to compute actuarial liabilities, including changes in the mortality, disability, investment return and wage assumptions, could increase the City's pension expenditures by up to $600 million annually, and that the Financial Plan has provided reserves of $65 million, $250 million, $300 million and $260 million in fiscal years 2000 through 2003 to absorb some of the anticipated cost increases. The report further noted that the City Comptroller's forecast is contingent on the continued growth of the City economy and that the fear of renewed inflationary pressures has created uncertainty in the bond market which may dampen economic growth in the future. The report also indicated that a possible negotiated settlement of a class action, filed on behalf of approximately 65,000 persons challenging the Department of Corrections policy of strip searching detainees arrested for nonfelony offenses, may expose the City to substantial costs from the settlement of litigation. The report noted that, while settlement negotiations with representatives of the class are being conducted and, therefore, estimates of the potential cost of this litigation cannot be determined, the City has recently settled four cases for $25,000 each.

  On August 25, 1998, the City Comptroller issued a report reviewing the current condition of the City's major physical assets and the capital expenditures required to bring them to a state of good repair. The report's findings relate only to current infrastructure and do not address future capacity or technology needs. The report estimated that the expenditure of approximately $91.83 billion would be required over the next decade to bring the City's infrastructure to a systematic state of good repair and address new capital needs already identified. The report stated that the City's current Ten-Year Capital Strategy, together with funding received from other sources, is projected to provide approximately $52.08 billion. The report noted that the City's ability to meet all capital obligations is limited by law, as well as funding capacity, and that the issue for the City is how best to set priorities and manage limited resources.

  On July 15, 1999, the staff of the OSDC issued a report on the Financial Plan. With respect to fiscal year 2000, the report identified a possible gap of $13 million, reflecting revenues which could exceed projections in the Financial Plan by $290 million, a $200 million shortfall in anticipated Federal and State assistance, a possible $70 million increase in overtime costs and the writedown of approximately $33 million of outstanding education aid receivables. With respect to fiscal years 2001 through 2003, the report identified net risks of $530 million, $447 million and $266 million which, when added to gaps projected in the Financial Plan, would result in gaps of $2.4 billion, $2.3 billion and $2.1 billion in fiscal years 2001 through 2003, respectively. The risks identified in the report included a $200 million shortfall in anticipated Federal and State assistance in each of fiscal years 2001 through 2003, the potential for increased overtime costs, the writedown of outstanding State education aid receivables of approximately $100 million in each of fiscal years 2002 and 2003, $100 million of unspecified asset sales in fiscal year 2002 and delays in the receipt of Port Authority lease payments assumed in the Financial Plan. However, the report noted that tax revenues could be greater than forecast by the City by $155 million, $210 million and $255 million in fiscal years 2001 through 2003, respectively. The report also identified a number of other issues, including a possible delay in the receipt of the City's share of the proceeds under the settlement with the nation's tobacco companies; the extension of the 14% personal income tax surcharge; the possibility of pension costs being $250 million greater than assumed in the Financial Plan in each of fiscal years 2001 through 2003, as a result of changed actuarial assumptions; and the potential for wage increases which, at the projected inflation rate, would increase gaps by $285 million, $635 million and $1.0 billion in fiscal years 2001 through 2003, respectively. The report also noted the possibility that the Federal Reserve will raise interest rates and slow the economy, which could depress Wall Street profits below the levels projected by the City and have the potential to seriously impact the City's nonproperty tax revenue forecasts.

  On July 15, 1999, the staff of the Control Board issued a report reviewing the Financial Plan. The report noted that the City is likely to end fiscal year 2000 in balance. However, the report identified risks of $562

                                     III-5
million, $293 million, $640 million and $499 million for fiscal years 2000 through 2003, respectively, which, when combined with the City's projected gaps, results in estimated gaps of $562 million, $2.1 billion, $2.5 billion and $2.3 billion for fiscal years 2000 through 2003, respectively, before making provision for any increased labor costs which may occur when the current contracts with City employees expire in calendar year 2000. The report noted the possibility that non-property taxes in fiscal year 2000 could be $250 million greater than forecast in the Financial Plan. However, the report also identified risks for fiscal years 2000 through 2003, which include (i) the possibility that the City may decide to fund the $63 million annual cost of teachers' salary supplementation for fiscal years 2000 through 2003, which the State failed to fund in the 1999 fiscal year, and an additional risk of approximately $100 million in each of fiscal years 2002 and 2003 for BOE resulting from the writedown of funds owed to BOE by the State which have been outstanding for ten or more years; (ii) the receipt of assumed rental payments from the Port Authority relating to the City's claims for back rents, which are the subject of arbitration; (iii) a possible delay in the receipt of $300 million from the tobacco settlement in fiscal years 2000 and 2001; (iv) $200 million of Federal and State gap-closing actions assumed in the Financial Plan for each of fiscal years 2000 through 2003; and (v) $177 million in fiscal year 2000 from the lapse of State Medicaid cost containment, which has been extended subsequent to the report.

  In its report, the staff of the Control Board noted that total debt service is expected to increase from 9.2% of total revenues and 15.8% of tax revenues in the 1999 fiscal year to 11.6% of total revenues and 19% of tax revenues in fiscal year 2003, and that the City's capital plan will require additional resources at the same time that a rising debt service burden must be contained. With respect to HHC, the report noted that HHC revenues are expected to fall during the Financial Plan period, primarily due to falling Medicaid receipts, that HHC will face increasing financial pressure when the State implements mandatory Medicaid managed care beginning in fiscal year 2000 and that the eventual size of the projected gaps for HHC in fiscal years 2002 and 2003 may change substantially from current projections, as the revenue impact of proposed State and Federal reforms, growth in managed care and shifting utilization patterns remain largely uncertain. Finally, the report noted that, given the length of the current expansion, there is an increasing probability that a recession related to the end of the long bull market will occur by the end of the Financial Plan period, and it is likely that the next downturn, if and when it occurs, will have a disproportionately great impact on the City because of its dependence on income flows from financial services.


  Seasonal Financing Requirements. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. It is expected that the City will issue $750 million of short-term obligations in the 2000 fiscal year to finance the City's cash flow needs for the 2000 fiscal year. The City issued $500 million of short-term obligations in the 1999 fiscal year to finance the City's cash flow needs for the 1999 fiscal year. The City issued $1.075 billion in short-term obligations in fiscal year 1998 to finance the City's projected cash flow needs for the 1998 fiscal year. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

  Ratings. As of October 26, 1999, Moody's rated the City's outstanding general obligation bonds A3, Standard & Poor's rated such bonds A- and Fitch rated such bonds A. In July 1995, Standard & Poor's revised downward its ratings on outstanding general obligation bonds of the City from A- to BBB+. In July 1998, Standard & Poor's revised its rating of City bonds upward to A-. Moody's rating of City bonds was revised in February 1998 to A3 from Baa1. On March 8, 1999, Fitch revised its rating of City bonds upward to A. Such ratings reflect only the view of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings may be obtained. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds.

  Outstanding Indebtedness. As of June 30, 1999, the City and the Municipal Assistance Corporation for the City of New York had respectively approximately $26.3 and $2.8 billion of outstanding net long-term debt.

                                     III-6

As of May 19, 1999, the Water Authority had approximately $8.7 billion aggregate principal amount of outstanding bonds, inclusive of subordinate second resolution bonds, and a $600 million commercial paper program.

  Water, Sewer and Waste. Debt service on Water Authority obligations is secured by fees and charges collected from the users of the City's water and sewer system. State and Federal regulations require the City's water supply to meet certain standards to avoid filtration. The City's water supply now meets all technical standards and the City has taken the position that increased regulatory, enforcement and other efforts to protect its water supply, will prevent the need for filtration. On May 6, 1997, the U.S. Environmental Protection Agency granted the City a filtration avoidance waiver through April 15, 2002 in response to the City's adoption of certain watershed regulations. The estimated incremental cost to the City of implementing this Watershed Memorandum of Agreement, beyond investments in the watershed which were planned independently, is approximately $400 million. The City has estimated that if filtration of the upstate water supply system is ultimately required, the construction expenditures required could be between $4 billion and $5 billion.

  Legislation has been passed by the State which prohibits the disposal of solid waste in any landfill located within the City after December 31, 2001. The Financial Plan includes the estimated costs of phasing out the use of landfills located within the City. A suit has been commenced against the City by private individuals under the Resource Conservation and Recovery Act seeking to compel the City to take certain measures or, alternatively, to close the Fresh Kills landfill. If as a result of such litigation, the City is required to close the landfill earlier than required by State legislation, the City could incur additional costs during the Financial Plan period. Pursuant to court order, the City is currently required to recycle 3,400 tons per day of solid waste and is required to recycle 4,250 tons per day by July 2001. The City as of October 26, 1999 was recycling slightly over 2,600 tons per day of solid waste. The City may seek to obtain amendments to Local Law No. 19 to modify this requirement. If the City is unable to obtain such amendments and is required to fully implement Local Law No. 19, the City may incur substantial costs.

  Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, routine litigation incidental to the performance of its governmental and other functions, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other alleged violations of law and condemnation proceedings and other tax and miscellaneous actions. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims are not currently predictable, adverse determination in certain of them might have a material adverse effect upon the City's ability to carry out the City Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1999 amounted to approximately $3.5 billion.

New York State

  Current Economic Outlook. The State's 1999-2000 Financial Plan is based upon a June 1999 projection by the State Division of Budget of national and State economic activity. The information in this section, obtained from the State's Annual Information Statement, dated August 24, 1999, summarizes the national and State economic situation and outlook upon which projections of receipts and certain disbursements were made for the State's 1999-2000 Financial Plan. The State Division of Budget expects that national economic growth will be quite robust throughout calendar year 1999. Real Gross Domestic Product ("GDP") growth is projected to be 4.0 percent in 1999, above the 1998 growth rate of 3.9 percent. In 2000, real GDP growth is expected to be 2.4 percent.

  The forecast of the State's economy shows continued expansion during the 1999 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing sector is expected to post a modest decline. On an average annual basis, the employment growth rate in the State is expected to be somewhat lower than in 1998 and the unemployment rate is expected to drop further to 5.1 percent. Personal income is expected to record moderate gains in 1999. Wage growth in 1999 is expected to be slower than in the previous year as the recent robust growth rate in bonus payments moderates.

                                     III-7

  Overall employment growth in the State was 2.0 percent in 1998, but is expected to drop to 1.7 percent in 1999 and to 1.3 percent in 2000. On the national level, employment growth was 2.6 percent for 1998 and is projected to be 2.1 percent and 1.8 percent for 1999 and 2000, respectively.

  On an average annual basis, the State unemployment rate was 5.6 percent in 1998 and is projected to be 5.1 percent and 5.0 percent for 1999 and 2000, respectively. For the nation as a whole, the unemployment rate was 4.5 percent for 1998, and is projected to be 4.2 percent in 1999 and 4.1 percent in 2000.

  Personal income in the State grew by 5.3 percent in 1998, and is projected to grow by 4.7 percent in 1999 and 4.1 percent in 2000. For the nation, personal income grew by 5.0 percent in 1998, and is projected to grow by 5.1 percent and 4.8 percent, respectively, for 1999 and 2000.

  The forecast for continued growth, and any resultant impact on the State's 1999-2000 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment and wages or in stock market prices could lead to unanticipated strong growth in consumer spending. Inventory investment dues to year 2000 computer matters may be significantly stronger than expected towards the end of 1999 possibly followed by significant weakness early in 2000. Also, improvements in foreign economies may be weaker-than-expected and therefore may have unanticipated effects on the domestic economy. The inflation rate may differ significantly from expectations due to the conflicting impacts of a tight labor market and improved productivity growth as well as to the direction and magnitude of fluctuations in oil prices. In addition, the State economic forecast could over- or underestimate the level of future bonus payments, financial sector profits or inflation growth, resulting in unexpected economic impacts. Similarly, the State forecast could fail to correctly estimate the amount of employment change in the banking, financial and other business service sectors as well as the direction of employment change that is likely to accompany telecommunications and energy deregulation.

  The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation. Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. The finance, insurance and real estate sector is far more important in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of all nonfarm labor and proprietors' income. Farming is an important part of large regions of the State, although it constitutes a very minor part of total State output. Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the service-producing sector.

  The 1999-2000 Fiscal Year. The State's 1999-2000 fiscal year began on April 1, 1999 and ends on March 31, 2000. On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the 1999-2000 fiscal year, the State enacted appropriations that permitted the State to continue its operations. Following the enactment of the budget, the State prepared a Financial Plan for the 1999-2000 fiscal year (the "1999-2000 Financial Plan" or the "State Financial Plan") that sets forth projected receipts and disbursements based on the actions taken by the Legislature.

  General Fund receipts, including transfers from other funds, are projected to be $39.31 billion, an increase of $2.57 billion from the $36.74 billion recorded in the 1998-1999 fiscal year. General Fund disbursements,

                                     III-8
including transfers to other funds, are estimated at $37.36 billion, an increase of $868 million or 2.38 percent over the 1998-1999 fiscal year. The 1999-2000 Financial Plan projects the State to close the 1999-2000 fiscal year with a closing balance of $2.85 billion in the General Fund.

  Receipts. The $39.31 billion in total General Fund receipts includes $35.93 billion in tax receipts, $1.36 billion in miscellaneous receipts and $2.02 billion in transfers from other funds. The transfer of the $1.82 billion surplus recorded in the 1998-1999 fiscal year to the 1999-2000 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1998-1999 figures and inflating 1999-2000 projections.

  Personal income taxes are imposed on the income of individuals, estates and trusts and are based, with certain modifications, on federal definitions of income and deductions. Potential changes to Federal tax law could alter the Federal definitions of income on which certain State taxes rely. Such changes could have a significant impact on State revenues in the future. Net General Fund personal income tax collections are projected to reach $22.95 billion in the 1999-2000 fiscal year, well over half of all General Fund receipts and nearly $2.87 billion above the reported 1998-1999 fiscal year collection total. Much of this growth is associated with the $1.82 billion net impact of the transfer of the surplus from 1998-1999 to 1999-2000 as partially offset by the diversion of an additional $661 million in income tax receipts to the School Tax Relief (STAR) fund. The STAR program was created in 1997 as a State-funded local property tax relief program funded through the use of personal income tax receipts. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.8 billion, an increase of almost 9 percent.

  User taxes and fees are comprised of three-quarters of the State's four percent sales and use tax, cigarette, alcoholic beverage, container, and auto rental taxes, and a portion of the motor fuel excise levies. This category also includes receipts from the motor vehicle registration fees and alcoholic beverage license fees. Dedicated transportation funds outside of the General Fund receive a portion of motor fuel tax and motor vehicle registration fees and all of the highway use taxes. User taxes and fees are projected to total $7.35 billion in 1999-2000, an increase of $105 million from reported collection in the 1998-1999 fiscal year. The sales tax component of this category accounts for virtually all of the 1999-2000 fiscal year growth.

  Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Business tax receipts are expected to total approximately $4.63 billion in 1999-2000, $230 million below 1998-1999 results. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes.

  Transfers from other funds to the General Fund consists primarily of tax revenues in excess of debt service requirements, including the one percent sales tax used to support payments to Local Government Assistance Corporation (see Local Government Assistance Corporation within). Transfers form other funds are expected to total $2.02 billion, or $99 million more than total receipts from this category during 1998-1999. Total transfers of sale taxes in excess of LGAC debt service requirements are expected to increase by approximately $93 million, while transfers from all other funds are expected to increase by $6 million.

  Miscellaneous receipts include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Miscellaneous receipts are expected to total $1.36 billion in the 1999-2000 fiscal year, down $142 million from the prior year amount. This reflects the loss of non-recurring receipts received in the 1998-1999 fiscal year and the growing effects of the phase-out of the medical provider assessments, scheduled to be eliminated in January 2000.

  Other taxes include the estate and gift tax, the real property gains tax and pari-mutuel taxes. Taxes in this category are projected to total $1 billion for 1999-2000, $137 million below the 1998-1999 level. The primary factors accounting for most of the expected decline include: an adverse tax tribunal decision resulting in

                                     III-9
significant refunds of the now repealed real property gains tax; pari-mutuel tax reductions enacted with the 1999-2000 budget; and the effects of already enacted reductions in the estate and gift taxes.

  Non-recurring Resources. The State Division of the Budget estimates that the 1999-2000 State Financial Plan contains actions that provide non-recurring resources or savings totaling approximately $500 million, or 1.3 percent of General Fund resources, the largest of which is the first phase of the privatization of the Medical Malpractice Insurance Association. To the greatest extent possible, one-time resources are expected to be utilized to finance one-time costs, including Year 2000 compliance costs and certain capital spending.

  Disbursements. Grants to Local Governments is projected to constitute approximately 68.5 percent of all 1999-2000 fiscal year General Fund disbursements, and include payments to local governments, non-profit providers and entitlement benefits to individuals. It is projected to be approximately $25.60 billion for the 1999-2000 fiscal year, an increase of $910 million or
3.68 percent from the level for the 1998-1999 fiscal year. Under the 1999-2000 enacted budget, General Fund spending on school aid is projected at $10.52 billion on a State fiscal year basis, an increase of $831 million from the prior year. Spending for Medicaid in 1999-2000 is projected to total $5.54 billion, essentially unchanged from the 1998-1999 fiscal year. Disbursements for all other health and social welfare programs are projected to total $2.70 billion, a decrease of $252 million. Lower welfare spending, driven by State and federal reforms and a robust economy, accounts for most of the decline.

  State Operations is projected to constitute approximately 18.4 percent of all 1999-2000 fiscal year General Fund disbursements. State Operations reflects the costs of running the Executive, Legislative and Judicial branches of government, including the prison system, mental hygiene institutions, and the State University system (SUNY). It is projected to be approximately $6.89 billion for the 1999-2000 fiscal year. Personal service costs account for approximately 73 percent of spending in this category. Spending in this category is projected to increase by $207 million or 3.1 percent above 1998-1999. The growth reflects $100 million in projected spending for new collective bargaining agreements that the State expects to be ratified during the 1999-2000 fiscal year. The annualized costs of current collective bargaining agreements, growth in the Legislative and Judiciary budgets, and staffing costs for the State's Year 2000 compliance programs also contribute to the year-to-year growth in spending. The State's overall workforce is projected to remain stable at approximately 191,300 persons.

  General State Charges is projected to constitute approximately 5.5 percent of all 1999-2000 fiscal year General Fund disbursements. This category accounts primarily for the costs of providing fringe benefits to State employees and retirees of the Executive, Legislature and Judiciary. It includes employer contributions for pensions, social security, health insurance, workers' compensation and unemployment insurance. This category also covers State payments-in-lieu of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers. Disbursements in this category are estimated at $2.04 billion for the 1999-2000 fiscal year, a decrease of $222 million from the 1998-1999 fiscal year.

  Transfers to Other Funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources. State Debt Service is projected to constitute approximately 6.1 percent of all 1999-2000 fiscal year General Fund disbursements. Capital/Other is projected to constitute approximately 1.5 percent of all such General Fund disbursements. Long-term debt service transfers are projected at $2.27 billion in the 1999-2000 fiscal year, an increase of $183 million from 1998-1999. Transfers for capital projects are projected to total $168 million in 1999-2000, a decline of $78 million from the 1998-1999 fiscal year which is primarily due to the delay of the receipt of payment of certain reimbursements in the 1998-1999 fiscal year.

  Future Fiscal Years. State law requires the Governor to propose a balanced budget each year. Preliminary analysis by the State Division of the Budget indicates that the State will have a 2000-2001 fiscal year budget gap of approximately $1.9 billion, or about $300 million above the 1999-2000 Executive Budget estimate (after adjusting for the projected costs of collective bargaining). This estimate includes an assumption of the projected costs of new collective bargaining agreements, $500 million in assumed operating efficiencies, as well as the

                                    III-10
planned application of approximately $615 million of the $1.82 billion tax reduction reserve. In recent years, the State has closed projected budget gaps which the State Division of the Budget estimates at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99).

  The State and the United University Professionals (UUP) union have reached a tentative agreement on a new four-year labor contract. The State is continuing negotiations with other unions representing State employees, the largest of which is the Civil Service Employees Association (CSEA). CSEA previously failed to ratify a tentative agreement on a new four-year contract earlier in 1999. The 1999-2000 Financial Plan has reserved $100 million for possible collective bargaining agreements, and reserves are contained in the preliminary outyear projection for 2000-2001 to cover the recurring costs of any new agreements. To the extent these reserves are inadequate to finance such agreements, the costs of new labor contracts could increase the size of future budget gaps.

  Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-2001 Financial Plan will achieve $500 million in savings from initiatives by state agencies to deliver services more efficiently, workforce management efforts, maximization of Federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

  Special Considerations. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

  The State Financial Plan is based upon forecasts of national and State economic activity. Many uncertainties exists in forecasts of both the national and the State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, Federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurance that the State economy will not experience results in the current or any future fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

  Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. Projections of total State disbursements are based on assumptions relating to economic and demographic factors, potential collective bargaining agreements, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations.

  An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the State's projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

  The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 created a new Temporary Assistance to Needy Families program (TANF) partially funded with a fixed federal block grant to states. States are required to meet work activity participation targets for their TANF caseload and conform with certain other federal standards or face potential sanctions in the form of a reduced federal block grant and increased State/local funding requirements. Any future reduction could have an adverse impact on the State's Financial Plan.

                                    III-11

However, the State has been able to demonstrate compliance with TANF work requirements to date and does not now expect to be subject to associated federal fiscal penalties.

  Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the Federal Government could impact projected budget gaps for the State. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the State Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in any given fiscal year or to align recurring receipts and disbursements in any given fiscal year.

  To help guard against these risks, the State has projected reserves of $2.4 billion in the 1999-2000 fiscal year.

  Year 2000 Computer Matters. New York State is currently addressing "Year 2000" ("Y2K") data processing compliance issues. Since its inception, the computer industry has used a two-digit date convention to represent the year. In the year 2000, the date field will contain "00" and, as a result, many computer systems and equipment may not be able to process dates properly or may fail since they may not be able to distinguish between the years 1900 and 2000. The Y2K issue not only affects computer programs, but also the hardware, software and networks on which they operate. In addition, any system or equipment that is dependent on an embedded chip, such as telecommunication equipment and security systems, may also be adversely affected.

  In April 1999 the State Comptroller released an audit on the State's Y2K compliance. The audit, which reviewed the State's Y2K compliance activities through October 1998, found that the State had made progress in achieving Y2K compliance, but needed to improve its activities in several areas, including data interchanges and contingency planning.

  The Office for Technology ("OFT") will continue to monitor compliance progress for the State's mission-critical and high-priority systems and is reporting compliance progress to the Governor's office on a quarterly basis. Mission-critical systems are those that may impact the public health, safety and welfare of the State and its citizens, and for which failure could have a material and adverse impact on State operations. High-priority systems are critical for a State agency to fulfill its mission or deliver services. OFT reported that as of June 1999, the State had completed over 98 percent of the overall compliance effort for its mission-critical systems; 55 of the 56 systems are now Y2K compliant. As of June 1999, the State had completed 87 percent of the overall compliance effort on the high-priority systems; 236 systems are now Y2K compliant. The State has also procured independent validation and verification services from a qualified vendor to perform an automated review of code that has been fixed and a testing review process for all mission-critical systems which is scheduled to be completed by September 1999.

  The State is also addressing a number of issues related to bringing its mission-critical systems into compliance, including: testing throughout 1999 of over 800 data exchange interfaces with Federal, State, local and private data partners; completing an inventory of priority equipment and systems that may depend on embedded chips and may therefore need remediation in 1999; and contacting critical vendors and supply partners to obtain Y2K compliance status information and assurances. Since problems could be identified during the compliance testing phase that could produce compliance delays, the State agencies were required to complete contingency plans for priority systems and business processes by the first quarter of calendar year 1999. These plans have been completed and tested as of June 1999 and are being integrated into the State Emergency Response Plan under the direction of the State Emergency Management Office. In addition, the State Public Service Commission has ordered that all State-regulated utilities complete Y2K activities for mission-critical systems, including contingency plans, by July 1, 1999. The Public Service Commission is currently reviewing these plans as part of their Y2K regulatory and oversight role. The State has also been working with local governments since December 1996 to raise awareness, promote action and provide assistance with Y2K compliance.

                                    III-12

  While the State is taking what it believes to be appropriate action to address Y2K compliance, there can be no guarantee that all of the State's systems and equipment will be Y2K compliant and that there will not be an adverse impact upon State operations or finances as a result. Since Y2K compliance by outside parties is beyond the State's control to remediate, the failure of outside parties to achieve Y2K compliance could have an adverse impact on State operations or finances as well.

  Prior Fiscal Years (GAAP-Basis). GAAP requires fund accounting for all government resources and the modified accrual basis of accounting for measuring the financial position and changes therein of governmental funds. The modified accrual basis of accounting recognizes revenues when they become measurable and available to finance expenditures, and expenditures when a liability to pay for goods or services is incurred or a commitment to make aid payments is made, regardless of when actually paid. There are four GAAP-defined Governmental Fund types. The General Fund is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund. Debt Service Funds account for the accumulation of resources for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements. Capital Project Funds account for financial resources of the State to be used for the acquisition or construction of major capital facilities (other than those financed by Special Revenue Funds, Proprietary Funds and Fiduciary Funds). Special Revenue Funds account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as Federal grants, that are legally restricted to specified purposes.

  The State completed its 1998-1999 fiscal year with a combined governmental funds operating surplus of $1.32 billion, which included operating surpluses in the General Fund ($1.078 billion), in the Debt Service Funds ($209 million) and in the Capital Projects Funds ($154 million) offset, in part, by an operating deficit in Special Revenue Funds ($117 million). The State reported an accumulated surplus of $1.645 billion in the General Fund.

  The State completed its 1997-1998 fiscal year with a combined Governmental Funds operating surplus of $1.80 billion, which included an operating surplus in the General Fund of $1.56 billion, in Capital Projects Funds of $232 million and in Special Revenue Funds of $49 million, offset in part by an operating deficit of $43 million in Debt Service Funds. The State reported an accumulated surplus of $567 million in the General Fund for the first time since it began reporting its operations on a GAAP-basis.

  The State completed its 1996-1997 fiscal year with a combined Governmental Funds operating surplus of $2.1 billion, which included an operating surplus in the General Fund of $1.9 billion, in the Capital Projects Funds of $98 million and in the Special Revenue Funds of $65 million, offset in part by an operating deficit of $37 million in the Debt Service Funds. The State reported an accumulated deficit of $995 million in the General Fund.

  Prior Fiscal Years (Cash Basis). Cash basis accounting results in the recording of receipts at the time money or checks are deposited in the State Treasury and the recording of disbursements at the time a check is drawn, regardless of the fiscal period to which the receipts or disbursements relate.

  The State ended its 1998-1999 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the State Division of the Budget of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries. General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1998-1999 fiscal year totaled $36.74 billion, an increase of 6.34 percent from the 1997-1998 fiscal year levels. General Fund disbursements and transfers to other funds totaled $36.49 billion for the 1998-1999 fiscal year, an increase of 6.23 percent from the 1997-1998 fiscal year levels.

  The State reported a General Fund closing cash balance of $892 million. The closing fund balance excludes $2.31 billion that the State deposited into the tax refund reserve account at the close of the 1998-1999 fiscal year to pay for tax refunds in the 1999-2000 fiscal year. The tax refund reserve account transaction has the effect of

                                    III-13
decreasing reported personal income tax receipts in the 1998-1999 fiscal year, while increasing reported receipts in the 1999-2000 fiscal year.

  The State ended its 1997-1998 fiscal year balanced on a cash basis, with a reported General Fund cash surplus of $2.04 billion resulting from revenue growth and lower spending on welfare, Medicaid, and other entitlement programs. General Fund receipts and transfers from other funds for the 1997-1998 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over the 1996-1997 fiscal year. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent. The State closed a budget gap of approximately $2.3 billion for the 1997-1998 fiscal year. Gap-closing actions included cost containment in State Medicaid, the use of the $1.4 billion 1996-1997 fiscal year budget surplus to finance 1997-1998 fiscal year spending, control on State agency spending and other actions.

  The State ended its 1996-1997 fiscal year balanced on a cash basis, with a 1996-1997 General Fund cash surplus as reported by the State Division of the Budget of approximately $1.4 billion that was used to finance the 1997-1998 Financial Plan. The surplus resulted primarily from higher-than-expected revenues and lower-than-expected spending for social service programs. General Fund receipts and transfers from other funds for the 1996-1997 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the 1995-1996 fiscal year (excluding deposits into the tax refund reserve account). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-1997 fiscal year, an increase of 0.7 percent from the 1995-1996 fiscal year.

  Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolutions authorizing such bonds. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowing.

  Financing Activities. State financing activities include general obligation debt of the State and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financings, moral obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the State Legislature.

  As of March 31, 1999, the total amount of outstanding general obligation debt was approximately $4.825 billion, including $185 million in bond anticipation notes. The total amount of moral obligation debt was $629 million (down from $1.39 billion as of March 31, 1998). $25.902 billion of bonds issued primarily in connection with lease-purchase and contractual-obligation financing of State capital programs were outstanding.

  For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State, LGAC debt and lease purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financing, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt, where debt service

                                    III-14
is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

  The total amount of State-supported debt outstanding grew from 3.48 percent of personal income in the State in the 1989-1990 fiscal year to 6.21 percent for the 1998-1999 fiscal year while State-related debt outstanding remained relatively stable at 6.53 percent of personal income for the same period. Thus, State-supported debt grew at a faster rate than personal income while State-related obligations grew at a slightly slower rate. At the end of the 1998-1999 fiscal year, there was $37.74 billion of outstanding State-related debt and $35.84 billion of outstanding State-supported debt.

  During the prior ten years, State-supported long-term debt service increased on an average annual basis by 8.8 percent to $3.39 billion by the 1998-1999 fiscal year while all governmental funds receipts increased on an average annual basis of 5.3 percent. This resulted in a general trend of increases in the ratio of debt service to receipts from fiscal year 1989-1990 to fiscal year 1998-1999.

  Public Authorities. The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurring of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. As of December 31, 1998, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State public authorities was $94 billion, up from $84 billion as of December 31, 1997. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be adversely affected if any of its public authorities were to default on their respective obligations.

  Ratings. As of June 15, 1999, Moody's and Standard & Poor's rated the State's outstanding general obligation bonds A2 and A, respectively. Standard & Poor's revised its ratings upward from A- to A on August 28, 1997. Ratings reflect only the respective views of such organizations, and explanation of the significance of such ratings must be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings may have an effect on the market price of the New York Municipal Bonds in which the Fund invests.

  Litigation. The State is a defendant in numerous legal proceedings including, but not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. State programs are frequently challenged on State and Federal constitutional grounds. Adverse developments in legal proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced State Financial Plan in any given fiscal year. There can be no assurance that an adverse decision in one or more legal proceedings would not exceed the amount the State reserves for the payment of judgments or materially impair the State's financial operations. In its audited financial statements for the fiscal year ended March 31, 1999, the State reported its estimated liability for awarded and anticipated unfavorable judgments at $895 million.

  Other Localities. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of such actions by localities is not included in the projections of the State receipts and disbursements for the State's 1999-2000 fiscal year.

  In 1997, the total indebtedness of all localities in the State, other than the City, was approximately $21.0 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation.

                                    III-15

                                                                     EXHIBIT IV

                          RATINGS OF MUNICIPAL BONDS

Description of Moody's Investors Service, Inc.'s ("Moody's") Municipal Bond Ratings

  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which arc rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Note: These bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal, Bal and Bl.

  Short-term Notes: The three ratings of Moody's for short-term notes are MIG 1/VMIG 1, MIG 2/VMIG 2, and MIG 3/VMIG 3; MIG 1/VMIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2/VMIG 2 denotes "high quality" with "ample margins of protection"; MIG 3/VMIG 3 instruments are of "favorable quality... but... lacking the undeniable strength of the preceding grades."

Description of Moody's Commercial Paper Ratings

  Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins, in earning coverage of fixed financial charges and high internal cash generation; and with established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), Municipal Debt Ratings

  A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

  The debt rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

    I. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    II. Nature of and provisions of the obligation;

    III. Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity of the obligor to meet its financial commitment on the obligation is extremely strong.

    AA - Debt rated "AA" differs from the highest-rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A - Debt rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB - Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BBB, CCC, CC, C - Debt rated "BB," "B," "CCC," "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

    D - Debt rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

  Plus (+) or Minus (--): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor's Commercial Paper Ratings

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

    A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

    A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B - Issues rated "B" are regarded as having only speculative capacity for timely payment.

    C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired unless Standard & Poor's believes that such payments will be made during such grace period.

    c - The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

    p - The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of the debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

  Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    r - The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

  A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to such notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

  - Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

  - Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

  Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3    Speculative capacity to pay principal and interest

Description of Fitch IBCA, Inc.'s ("Fitch") Investment Grade Bond Ratings

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

  AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

  A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

  NR Indicates that Fitch does not rate the specific issue.

Conditional

  A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended

  A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn

  A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FitchAlert

  Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within three to 12 months.

Ratings Outlook

  An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Description of Fitch's Speculative Grade Bond Ratings

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

  BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

  B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

  CCC - Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

  CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

  C - Bonds are in imminent default in payment of interest or principal.

  DDD, DD, D - Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

  Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Description of Fitch's Short-Term Ratings

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  Fitch short-term ratings are as follows:

    F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-l+".

    F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-l" ratings.

    F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

    F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

    D Default. Issues assigned this rating are in actual or imminent payment default.

    LOC The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   EXHIBIT V

                              PORTFOLIO INSURANCE

  Set forth below is further information with respect to the insurance policies (the "Policies") that the Fund may obtain from several insurance companies with respect to insured New York Municipal Bonds and Municipal Bonds held by the Fund. The Fund has no obligation to obtain any such Policies, and the terms of any Policies actually obtained may vary significantly from the terms discussed below.

  In determining eligibility for insurance, insurance companies will apply their own standards. These standards correspond generally to the standards such companies normally use in establishing the insurability of new issues of New York Municipal Bonds and Municipal Bonds and are not necessarily the criteria that would be used in regard to the purchase of such bonds by the Fund. The Policies do not insure (i) municipal securities ineligible for insurance and (ii) municipal securities no longer owned by the Fund.

  The Policies do not guarantee the market value of the insured New York Municipal Bonds and Municipal Bonds or the value of the shares of the Fund. In addition, if the provider of an original issuance insurance policy is unable to meet its obligations under such policy or if the rating assigned to the insurance claims-paying ability of any such insurer deteriorates, the insurance company will not have any obligation to insure any issue held by the Fund that is adversely affected by either of the above described events. In addition to the payment of premium, the policies may require that the Fund notify the insurance company as to all New York Municipal Bonds and Municipal Bonds in the Fund's portfolio and permit the insurance company to audit their records. The insurance premiums will be payable monthly by the Fund in accordance with a premium schedule to be furnished by the insurance company at the time the Policies are issued. Premiums are based upon the amounts covered and the composition of the portfolio.

  The Fund will seek to utilize insurance companies that have insurance claims-paying ability ratings of AAA from Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") or Aaa from Moody's Investors Service ("Moody's"). There can be no assurance, however, that insurance from insurance carriers meeting these criteria will be at all times available.

  An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. Capacity to honor insurance contracts is considered by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch insurance claims-paying ability rating provides an assessment of an insurance company's financial strength and, therefore, its ability to pay policy and contract claims under the terms indicated. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by Fitch. The ability to pay claims is adjudged by Fitch to be extremely strong for insurance companies with this highest rating. In the opinion of Fitch, foreseeable business and economic risk factors should not have any material adverse impact on the ability of these insurers to pay claims. In Fitch's opinion, profitability, overall balance sheet strength, capitalization and liquidity are all at very secure levels and are unlikely to be affected by potential adverse underwriting, investment or cyclical events. A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is considered by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position.

  An insurance claims-paying ability rating of S&P, Fitch or Moody's does not constitute an opinion on any specific contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet nonpolicy obligations (i.e., debt contracts).

  The assignment of ratings by S&P, Fitch or Moody's to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

                                    PART C

                               OTHER INFORMATION

Item 15. Indemnification.

  Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Amended and Restated Articles of Incorporation, a form of which was previously filed as an exhibit to the Common Stock Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Stock Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Stock Registration Statement, provide for indemnification.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

  Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant's Common Stock, a form of which was filed as an exhibit to the Common Stock Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant's AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16. Exhibits.

  1(a) --Articles of Incorporation of the Registrant, dated April 24, 1997.(a)
   (b) --Articles of Amendment relating to name change.(a)
   (c) --Form of Articles Supplementary creating the Series A AMPS and the
        Series B AMPS.(c)
   (d) --Form of Articles Supplementary creating the Series C AMPS, the Series
        D AMPS and the Series E AMPS.(d)
  2    --By-Laws of the Registrant.(a)
  3    --Not Applicable.
  4    --Form of Agreement and Plan of Reorganization among the Registrant and
        MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund
        II, Inc. and MuniHoldings New York Insured Fund III, Inc. (included in
        Exhibit II to the Proxy Statement and Prospectus contained in this
        Registration Statement)(d)
  5(a) --Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation and the By-Laws of the Registrant.(e)
   (b) --Form of specimen certificate for the Common Stock of the Registrant.(b)
   (c) --Form of specimen certificate for the AMPS of the Registrant.(c)
  6    --Form of Investment Advisory Agreement between Registrant and Fund
        Asset Management, L.P.(b)
  7(a) --Form of Purchase Agreement for the Common Stock.(b)
   (b) --Form of Purchase Agreement for the AMPS.(c)
   (c) --Form of Merrill Lynch Standard Dealer Agreement.(b)
  8    --Not applicable.
  9    --Custodian Contract between the Registrant and The Bank of New York.(b)

 10    --Not applicable.
 11    --Opinion and Consent of Brown & Wood LLP, counsel for the Registrant.
 12    --Private Letter Ruling from the Internal Revenue Service.*
 13(a) --Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
        Agency Agreement between the Registrant and The Bank of New York.(b)
   (b) --Form of Auction Agent Agreement between the Registrant and The Bank of
        New York.(c)
   (c) --Form of Broker-Dealer Agreement.(c)
   (d) --Form of Letter of Representations.(c)
 14(a) --Consent of Deloitte & Touche LLP, independent auditors for the
        Registrant.
   (b) --Consent of Deloitte & Touche LLP, independent auditors for
        MuniHoldings New York Fund, Inc.
 15    --Not applicable.
 16    --Power of Attorney (Included on the signature page of this Registration
        Statement).

--------
*  To be filed by amendment.
(a) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Common Stock (File No. 333-26899) (the "Common Stock Registration Statement"), filed on May 12, 1997.
(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Stock Registration Statement, filed on September 16, 1997.
(c) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Auction Market Preferred Stock (File No. 333-36275) (the "AMPS Registration Statement"), filed on September 24, 1997.

(d) Filed on October 4, 1999 as an Exhibit to the Registrant's Registration Statement on Form N-14 (File No. 333-88409).

(e) Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
    Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, previously filed as Exhibit (1) to the Common Stock Registration Statement, and to Article II,
    Article III (sections 1, 2, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Common Stock Registration Statement. Reference is also made to the Form of Articles Supplementary filed as Exhibit a(2) to the AMPS Registration Statement and as Exhibit 1(d) hereto.

Item 17. Undertakings.

  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

  (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                  SIGNATURES

  As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 5th day of November, 1999.

                                     MUNIHOLDINGS NEW YORK INSURED FUND, INC.
                                      (Registrant)

                                     By:       /s/ Terry K. Glenn
                                        ---------------------------------------

                                          (Terry K. Glenn, President)

  Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and William E. Zitelli, Jr., or any of them, as attorney-in-fact, to sign on his behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

  As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

              Signatures                         Title                   Date
              ----------                         -----                   ----

          /s/ Terry K. Glenn           President and Director      November 5, 1999
______________________________________  (Principal Executive
           (Terry K. Glenn)             Officer)

         /s/ Donald C. Burke           Treasurer (Principal        November 5, 1999
______________________________________  Financial and Accounting
          (Donald C. Burke)             Officer)

         /s/ Ronald W. Forbes          Director                    November 5, 1999
______________________________________
          (Ronald W. Forbes)

      /s/ Cynthia A. Montgomery        Director                    November 5, 1999
______________________________________
       (Cynthia A. Montgomery)

        /s/ Charles C. Reilly          Director                    November 5, 1999
______________________________________
         (Charles C. Reilly)

          /s/ Kevin A. Ryan            Director                    November 5, 1999
______________________________________
           (Kevin A. Ryan)

         /s/ Richard R. West           Director                    November 5, 1999
______________________________________
          (Richard R. West)

          /s/ Arthur Zeikel            Director                    November 5, 1999
______________________________________
           (Arthur Zeikel)


                                 EXHIBIT INDEX

 Exhibit
 Number                               Description
 -------                              -----------
 11      Opinion and Consent of Brown & Wood LLP, Counsel for the Registrant.
 14(a)   Consent of Deloitte & Touche LLP, independent auditors for the
         Registrant.
   (b)   Consent of Deloitte & Touche LLP, independent auditors for
         MuniHoldings New York Fund, Inc.

[Proxy Card Front]

                                                                    COMMON STOCK



                    MUNIHOLDINGS NEW YORK INSURED FUND, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings New York Insured Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc.



     FOR [_]     AGAINST [_]     ABSTAIN [_]



2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]

     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Kevin A. Ryan, Arthur Zeikel


3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                          Dated: ______________________________



                          X _____________________________________________
                                            Signature



                          X _____________________________________________
                                    Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                  AUCTION MARKET

                                                                 PREFERRED STOCK



                    MUNIHOLDINGS NEW YORK INSURED FUND, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn and William E. Zitelli, Jr. as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings New York Insured Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.



                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]


     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.) Ronald W. Forbes, Terry K. Glenn, Cynthia A. Montgomery, Charles C. Reilly, Kevin A. Ryan, Richard R. West, Arthur Zeikel


3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


     If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                           Dated: ______________________________

                           X _____________________________________________
                                              Signature

                           X _____________________________________________
                                     Signature, if held jointly



Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                    COMMON STOCK



                        MUNIHOLDINGS NEW YORK FUND, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings New York Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]


     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     Terry K. Glenn, Herbert I. London, Robert R. Martin, Andre' F. Perold, Arthur Zeikel


3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                          Dated: ______________________________



                          X _____________________________________________
                                             Signature



                          X _____________________________________________
                                     Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                  AUCTION MARKET

                                                                 PREFERRED STOCK



                        MUNIHOLDINGS NEW YORK FUND, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings New York Fund, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc. and MuniHoldings New York Insured Fund III, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]

     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre' F. Perold, Arthur Zeikel


3. Proposal to ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


     If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                        Dated: ______________________________

                        X _____________________________________________
                                           Signature

                        X _____________________________________________
                                  Signature, if held jointly



Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                    COMMON STOCK



                   MUNIHOLDINGS NEW YORK INSURED FUND II, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings New York Insured Fund II, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc. and MuniHoldings New York Insured Fund III, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]

     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Arthur Zeikel


3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.


                          Dated: ______________________________



                          X _____________________________________________
                                           Signature



                          X _____________________________________________
                                    Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                  AUCTION MARKET

                                                                 PREFERRED STOCK



                   MUNIHOLDINGS NEW YORK INSURED FUND II, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings New York Insured Fund II, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc. and MuniHoldings New York Insured Fund III, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]


     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre F. Perold, Arthur Zeikel


3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


     If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

               Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                      Dated: ______________________________

                      X _____________________________________________
                                         Signature

                      X _____________________________________________
                                 Signature, if held jointly



Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                    COMMON STOCK



                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all of the Common Stock of MuniHoldings New York Insured Fund III, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc. and MuniHoldings New York Insured Fund II, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]


     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Arthur Zeikel


3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                         Dated: ______________________________



                         X _____________________________________________
                                            Signature



                         X _____________________________________________
                                   Signature, if held jointly

Sign, date, and return the Proxy Card promptly using the enclosed envelope.

[Proxy Card Front]

                                                                  AUCTION MARKET

                                                                 PREFERRED STOCK



                  MUNIHOLDINGS NEW YORK INSURED FUND III, INC.

                                  P.O. BOX 9011

                        PRINCETON, NEW JERSEY 08543-9011



                                    P R O X Y

           This proxy is solicited on behalf of the Board of Directors



     The undersigned hereby appoints Terry K. Glenn, Donald C. Burke and Alice
A. Pellegrino as proxies, each with the power to appoint his or her substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse hereof, all the Auction Market Preferred Stock of MuniHoldings New York Insured Fund III, Inc. (the "Fund") held of record by the undersigned on October 20, 1999 at the Annual Meeting of Stockholders of the Fund to be held on December 15, 1999, or any adjournment thereof.

     This proxy when properly executed will be voted in the manner herein directed by the undersigned stockholder. If no direction is made, this proxy will be voted "FOR" items 1, 2 and 3.

     By signing and dating the reverse side of this card, you authorize the proxies to vote each proposal as marked, or if not marked, to vote "FOR" each proposal, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

                                (Continued and to be signed on the reverse side)

[Proxy Card Reverse]

Please mark boxes /X/ or [X] in blue or black ink.

1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization among the Fund, MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc. and MuniHoldings New York Insured Fund II, Inc.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


2.   ELECTION OF DIRECTORS

     FOR all nominees listed below
     (except as marked to the contrary below) [_]

     WITHHOLD AUTHORITY
     to vote for all nominees listed below [_]


     (Instruction: to withhold authority to vote for any individual nominee, strike a line through the nominee's name in the list below.)
     James H. Bodurtha, Terry K. Glenn, Herbert I. London, Robert R. Martin, Joseph L. May, Andre F. Perold, Arthur Zeikel


3. Proposal to ratify the selection of Ernst & Young LLP as the independent auditors of the Fund to serve for the current fiscal year.


     FOR [_]     AGAINST [_]     ABSTAIN [_]


4. In the discretion of such proxies, upon such other business as properly may come before the meeting or any adjournment thereof.


     If the undersigned is a broker-dealer, it hereby instructs the proxies, pursuant to Rule 452 of the New York Stock Exchange, to vote any uninstructed Auction Market Preferred Stock, in the same proportion as votes cast by holders of Auction Market Preferred Stock, who have responded to this proxy solicitation.

                    Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized persons.



                         Dated: ______________________________

                         X _____________________________________________
                                          Signature

                         X _____________________________________________
                                   Signature, if held jointly



Sign, date, and return the Proxy Card promptly using the enclosed envelope.